UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-21145

SPDR® INDEX SHARES FUNDS

(Exact name of registrant as specified in charter)
STATE STREET FINANCIAL CENTER
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Ryan Louvar, Esq.	W. John McGuire, Esq.
State Street Bank and Trust Company	Bingham McCutchen LLP
One Lincoln Street/CPH0326	2020 K Street NW
Boston, MA 02111	Washington, D.C. 20006
Registrant’s telephone number, including area code: (866) 787-2257
Date of fiscal year end: September 30
Date of reporting period: December 31, 2012

SPDR STOXX Europe 50 ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
BELGIUM — 1.8%
Ageas VVPR Strip (a)	1,664	$2
Anheuser-Busch InBev NV	9,124	790,792

		790,794

FRANCE — 11.1%
Air Liquide SA	3,835	480,579
BNP Paribas	12,981	728,806
GDF Suez	17,457	358,464
LVMH Moet Hennessy Louis Vuitton SA	3,278	599,854
Sanofi	14,784	1,391,479
Total SA	27,241	1,401,026

		4,960,208

GERMANY — 15.3%
Allianz SE	5,549	766,696
BASF SE	11,275	1,057,642
Bayer AG	10,145	961,541
Daimler AG	12,057	656,821
Deutsche Bank AG	11,425	496,317
Deutsche Telekom AG	36,548	414,149
E.ON AG	24,547	455,991
SAP AG	11,339	907,276
Siemens AG	10,205	1,105,941

		6,822,374

ITALY — 1.8%
ENI SpA	32,826	793,715

NETHERLANDS — 2.6%
ING Groep NV (a)	47,375	441,025
Unilever NV	19,298	733,634

		1,174,659

SPAIN — 5.1%
Banco Bilbao Vizcaya Argentaria SA	66,905	613,925
Banco Santander SA	126,615	1,018,268
Telefonica SA	48,822	655,899

		2,288,092

SWEDEN — 1.7%
Hennes & Mauritz AB (Class B)	11,570	399,275
Telefonaktiebolaget LM Ericsson (Class B)	37,334	373,601

		772,876

SWITZERLAND — 19.4%
ABB, Ltd. (a)	28,495	583,691
Compagnie Financiere Richemont SA	6,404	499,531
Nestle SA	39,560	2,575,819
Novartis AG	33,198	2,083,602
Roche Holding AG	8,619	1,732,557
UBS AG (a)	43,963	685,369
Zurich Insurance Group AG (a)	1,802	479,168

		8,639,737

UNITED KINGDOM — 40.7%
Anglo American PLC	17,242	530,829
AstraZeneca PLC	15,328	724,922
Barclays PLC	139,455	594,819
BG Group PLC	41,543	683,723
BHP Billiton PLC	26,206	907,122
BP PLC	232,679	1,606,678
British American Tobacco PLC	24,836	1,259,977
Diageo PLC	30,685	891,329
GlaxoSmithKline PLC	60,769	1,318,714
HSBC Holdings PLC	225,773	2,374,086
Imperial Tobacco Group PLC	12,118	467,429
National Grid PLC	46,224	528,214
Reckitt Benckiser Group PLC	8,047	507,389
Rio Tinto PLC	15,389	878,396
Royal Dutch Shell PLC (Class A)	45,858	1,570,428
Standard Chartered PLC	24,154	617,793
Tesco PLC	93,449	510,389
Unilever PLC	16,067	617,926
Vodafone Group PLC	606,964	1,523,835

		18,113,998

TOTAL COMMON STOCKS —
(Cost $51,366,730)		44,356,453

SHORT TERM INVESTMENT — 0.5%
UNITED STATES — 0.5%
MONEY MARKET FUND — 0.5%
State Street Institutional Liquid Reserves Fund 0.17% (b)(c) (Cost $217,665)	217,665	217,665

TOTAL INVESTMENTS — 100.0%
(Cost $51,584,395)		44,574,118
OTHER ASSETS & LIABILITIES — 0.0% (d)		(4,207)

NET ASSETS — 100.0%		$44,569,911

(a)	Non-income producing security.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Amount shown represents less than 0.05% of net assets.
PLC = Public Limited Company

SPDR STOXX Europe 50 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2012*

PERCENT OF
INDUSTRY **	NET ASSETS

Pharmaceuticals	18.5%
Oil, Gas & Consumable Fuels	13.5
Commercial Banks	13.3
Food Products	8.8
Metals & Mining	5.2
Tobacco	3.9
Beverages	3.8
Chemicals	3.5
Wireless Telecommunication Services	3.4
Multi-Utilities	3.0
Insurance	2.8
Capital Markets	2.6
Industrial Conglomerates	2.5
Textiles, Apparel & Luxury Goods	2.5
Diversified Telecommunication Services	2.3
Software	2.0
Automobiles	1.5
Electrical Equipment	1.3
Food & Staples Retailing	1.2
Household Products	1.2
Diversified Financial Services	1.0
Specialty Retail	0.9
Communications Equipment	0.8
Short Term Investments	0.5
Other Assets & Liabilities	0.0 ***

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
***	Amount shown represents less than 0.05% of net assets.

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
BELGIUM — 3.1%
Ageas VVPR Strip (a)	6,468	$9
Anheuser-Busch InBev NV	466,699	40,449,564

		40,449,573

FINLAND — 0.7%
Nokia Oyj (b)	2,349,892	9,065,035

FRANCE — 35.2%
Air Liquide SA	196,187	24,584,967
AXA SA	1,264,048	22,248,058
BNP Paribas	663,959	37,277,364
Carrefour SA	373,141	9,516,757
Compagnie de Saint-Gobain	278,935	11,848,840
Danone	379,711	24,982,996
Essilor International SA	133,646	13,394,642
France Telecom SA	1,214,236	13,349,480
GDF Suez	892,916	18,335,212
L’Oreal SA	149,577	20,686,527
LVMH Moet Hennessy Louis Vuitton SA	167,688	30,685,890
Sanofi	756,186	71,172,676
Schneider Electric SA	344,355	24,892,695
Societe Generale (a)	486,982	18,195,334
Total SA	1,393,382	71,662,742
Unibail-Rodamco SE	57,868	13,881,545
Vinci SA	317,705	15,062,290
Vivendi SA	788,964	17,630,887

		459,408,902

GERMANY — 32.2%
Allianz SE	283,842	39,217,980
BASF SE	576,737	54,100,340
Bayer AG	518,888	49,180,098
Bayerische Motoren Werke AG	201,715	19,395,085
Daimler AG	616,741	33,597,767
Deutsche Bank AG	584,374	25,385,959
Deutsche Telekom AG	1,869,415	21,183,557
E.ON AG	1,255,601	23,324,370
Muenchener Rueckversicherungs- Gesellschaft AG	101,017	18,112,594
RWE AG	307,074	12,647,403
SAP AG	580,012	46,408,912
Siemens AG	521,958	56,565,894
Volkswagen AG Preference Shares	90,271	20,488,141

		419,608,100

IRELAND — 0.7%
CRH PLC	455,206	9,182,199

ITALY — 8.0%
Assicurazioni Generali SpA	838,371	15,186,939
Enel SpA	3,998,867	16,543,873
ENI SpA	1,679,039	40,598,258
Intesa Sanpaolo SpA	8,765,764	15,023,821
UniCredit SpA (a)	3,391,214	16,569,442

		103,922,333

LUXEMBOURG — 0.7%
APERAM	1	15
ArcelorMittal	579,625	9,884,639

		9,884,654

NETHERLANDS — 6.9%
ASML Holding NV	223,935	14,171,326
ING Groep NV (a)	2,423,233	22,558,419
Koninklijke Philips Electronics NV	600,588	15,753,167
Unilever NV	987,095	37,525,474

		90,008,386

SPAIN — 12.4%
Banco Bilbao Vizcaya Argentaria SA (b)	3,419,047	31,373,400
Banco Santander SA (a)	6,476,349	52,084,363
Iberdrola SA	2,899,432	16,035,857
Industria de Diseno Textil SA	133,015	18,501,220
Repsol YPF SA	488,933	9,885,085
Telefonica SA	2,497,258	33,549,409

		161,429,334

TOTAL COMMON STOCKS —
(Cost $1,207,774,091)		1,302,958,516

RIGHTS — 0.0% (c)
SPAIN — 0.0% (c)
Repsol SA (expiring 2/21/13) (a)(b) (Cost $297,413)	475,556	289,661

SHORT TERM INVESTMENTS — 0.3%
UNITED STATES — 0.3%
MONEY MARKET FUNDS — 0.3%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	4,289,084	4,289,084
State Street Institutional Liquid Reserves Fund 0.17% (e)(f)	52,197	52,197

TOTAL SHORT TERM INVESTMENTS —
(Cost $4,341,281)		4,341,281

TOTAL INVESTMENTS — 100.2%
(Cost $1,212,412,785)		1,307,589,458
OTHER ASSETS & LIABILITIES — (0.2)%		(3,039,214)

NET ASSETS — 100.0%		$1,304,550,244

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2012.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2012*

PERCENT OF
INDUSTRY **	NET ASSETS

Commercial Banks	13.1%
Oil, Gas & Consumable Fuels	9.4
Pharmaceuticals	9.3
Insurance	7.3
Diversified Telecommunication Services	6.5
Chemicals	6.0
Automobiles	5.7
Industrial Conglomerates	5.5
Food Products	4.8
Multi-Utilities	4.2
Software	3.6
Beverages	3.1
Electric Utilities	2.5
Textiles, Apparel & Luxury Goods	2.3
Capital Markets	1.9
Electrical Equipment	1.9
Diversified Financial Services	1.7
Personal Products	1.6
Specialty Retail	1.4
Construction & Engineering	1.2
Semiconductors & Semiconductor Equipment	1.1
Real Estate Investment Trusts	1.1
Health Care Equipment & Supplies	1.0
Building Products	0.9
Metals & Mining	0.7
Food & Staples Retailing	0.7
Construction Materials	0.7
Communications Equipment	0.7
Short Term Investments	0.3
Other Assets & Liabilities	(0.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.1%
CHINA — 28.2%
Agricultural Bank of China, Ltd. (a)	4,093,000	$2,022,512
Air China, Ltd.	1,525,414	1,289,080
Aluminum Corp. of China, Ltd. (a)(b)	1,534,304	702,733
Angang Steel Co., Ltd. (a)(b)	601,244	440,605
Anhui Conch Cement Co., Ltd. (a)	1,042,750	3,793,848
Baidu, Inc. ADR (b)	67,712	6,790,837
Bank of China, Ltd.	14,909,466	6,655,625
Bank of Communications Co., Ltd.	2,600,630	1,959,486
Brilliance China Automotive Holdings, Ltd. (b)	362,000	445,561
BYD Co., Ltd. (a)(b)	133,800	401,356
China Citic Bank Corp., Ltd.	2,480,341	1,472,041
China Coal Energy Co., Ltd (a)	970,000	1,053,743
China Communications Construction Co., Ltd. (Class H) (a)	1,032,000	995,937
China Construction Bank Corp.	17,124,148	13,742,003
China COSCO Holdings Co., Ltd. (a)(b)	1,425,730	698,991
China Fangda Group Co., Ltd. (b)	120,300	39,268
China Life Insurance Co., Ltd.	2,063,708	6,736,269
China Longyuan Power Group Corp. (a)	705,000	487,534
China Merchants Bank Co., Ltd. (a)	1,320,380	2,913,035
China Merchants Property Development Co., Ltd.	483,284	1,704,714
China Minsheng Banking Corp., Ltd. (Class H) (a)	1,082,000	1,250,794
China National Building Material Co., Ltd. (a)	618,000	904,174
China Oilfield Services, Ltd.	406,557	838,202
China Pacific Insurance Group Co., Ltd.	238,400	881,214
China Petroleum & Chemical Corp.	5,635,174	6,383,407
China Railway Construction Corp. (Class H) (a)	353,500	401,806
China Railway Group, Ltd.	1,019,000	595,557
China Shenhua Energy Co., Ltd.	1,161,540	5,087,737
China Shipping Container Lines Co., Ltd. (a)(b)	5,486,339	1,578,477
China Shipping Development Co., Ltd. (a)	907,215	519,689
China Telecom Corp., Ltd.	5,509,320	3,063,557
Ctrip.com International, Ltd. ADR (a)(b)	75,122	1,712,030
Dongfeng Motor Group Co., Ltd. (a)	670,468	1,034,570
Focus Media Holding, Ltd. ADR (a)	37,463	962,050
Great Wall Motor Co., Ltd. (Class H) (a)	103,500	326,490
Guangzhou Automobile Group Co., Ltd. (a)	1,260,032	1,116,835
Guangzhou R&F Properties Co., Ltd. (Class H) (a)	865,376	1,440,274
Hengan International Group Co., Ltd.	74,500	672,349
Huaneng Power International, Inc.	1,888,472	1,746,950
Huangshan Tourism Development Co., Ltd.	31,800	39,432
Industrial & Commercial Bank of China (a)	13,274,138	9,419,323
Inner Mongolia Yitai Coal Co., Ltd. (Class B)	303,605	1,727,209
Jiangsu Expressway Co., Ltd. (a)	1,804,299	1,859,970
Jiangsu Future Land Co., Ltd.	195,103	165,838
Jiangxi Copper Co., Ltd. (Class H)	820,578	2,159,736
Konka Group Co., Ltd.	280,500	82,874
Lao Feng Xiang Co., Ltd.	83,900	160,249
Livzon Pharmaceutical, Inc. Class B	14,100	50,645
Luthai Textile Co., Ltd.	79,000	70,837
Maanshan Iron & Steel (a)(b)	1,544,971	468,424
Mindray Medical International, Ltd. ADR	17,324	566,495
NetEase, Inc. ADR (b)	52,117	2,217,578
New Oriental Education & Technology Group, Inc. ADR (a)	21,035	408,710
PetroChina Co., Ltd.	5,993,208	8,490,091
PICC Property & Casualty Co., Ltd. (a)	675,416	946,350
Ping An Insurance Group Co. of China, Ltd. (a)	477,864	4,001,287
Semiconductor Manufacturing International Corp. (b)	11,625,837	577,478
SGSB Group Co., Ltd. (b)	119,900	52,516
Shandong Luoxin Pharmacy Stock Co., Ltd.	40,000	42,318
Shandong Weigao Group Medical Polymer Co., Ltd. (a)	104,000	103,452
Shanghai Electric Group Co., Ltd. (a)	2,552,418	1,090,010
Shanghai Highly Group Co., Ltd.	169,300	88,883
Shenzhou International Group Holdings, Ltd.	26,000	58,703
Sina Corp. (a)(b)	21,227	1,066,020
Sinopec Shanghai Petrochemical Co., Ltd. (a)	1,883,252	670,607
Sinopharm Group Co.	73,200	229,020
Sohu.com, Inc. (b)	5,984	283,283
Suntech Power Holdings Co., Ltd. ADR (a)(b)	44,170	67,580
Tencent Holdings, Ltd.	190,194	6,110,079
Tingyi Cayman Islands Holding Corp. (a)	910,383	2,531,174
Tong Ren Tang Technologies Co., Ltd.	18,000	39,758
Want Want China Holdings, Ltd.	1,607,000	2,214,307
Yanzhou Coal Mining Co., Ltd. (a)	1,038,882	1,718,323
Youku Tudou, Inc. ADR (a)(b)	2,020	36,845
Zhaojin Mining Industry Co., Ltd.	72,500	113,181
Zijin Mining Group Co., Ltd. (a)	2,304,685	906,906

		135,696,831

HONG KONG — 10.2%
Agile Property Holdings, Ltd. (a)	1,768,088	2,486,458
Beijing Enterprises Holdings, Ltd.	116,000	755,788
Belle International Holdings, Ltd.	624,000	1,354,133
C.banner International Holdings, Ltd.	264,000	99,457
Cecep Costin New Materials Group, Ltd.	214,000	82,001
Changshouhua Food Co., Ltd.	117,000	62,947
China Everbright International, Ltd.	169,000	85,472
China Haidian Holdings, Ltd.	660,000	66,419
China Leason CBM & Shale Gas Group Co., Ltd. (b)	1,380,000	58,755
China Mengniu Dairy Co., Ltd.	453,390	1,286,901

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

China Merchants Holdings International Co., Ltd.	542,087	$1,737,985
China Mobile, Ltd.	1,206,136	14,044,108
China Overseas Land & Investment, Ltd. (a)	1,403,084	4,181,637
China Resources Enterprise, Ltd.	554,746	2,000,445
China Resources Land, Ltd. (a)	477,355	1,299,495
China Resources Power Holdings Co., Ltd.	470,000	1,199,430
China Unicom (Hong Kong), Ltd. (a)	1,288,172	2,064,173
China Yurun Food Group, Ltd. (a)(b)	274,659	199,505
Citic Pacific, Ltd. (a)	306,000	456,383
CNOOC, Ltd.	3,710,249	8,032,407
COSCO Pacific, Ltd.	721,527	1,027,714
Evergrande Real Estate Group, Ltd. (a)	240,000	131,598
Geely Automobile Holdings, Ltd. (a)	100,000	47,350
GOME Electrical Appliances Holding, Ltd. (a)(b)	1,014,000	120,358
Huabao International Holdings, Ltd. (a)	194,000	96,113
Kingboard Chemical Holdings, Ltd.	151,000	535,748
Kunlun Energy Co., Ltd. (a)	606,000	1,265,033
Lenovo Group, Ltd. (a)	2,881,703	2,609,979
Lijun International Pharmaceutical Holding, Ltd.	244,000	72,405
Magic Holdings International, Ltd.	321,000	147,023
NVC Lighting Holdings, Ltd.	169,000	44,044
Prince Frog International Holdings, Ltd. (a)	127,000	53,416
Sino Biopharmaceutical	260,000	124,115
Sino-Ocean Land Holdings, Ltd.	1,178,866	880,630
Skyworth Digital Holdings, Ltd.	172,000	88,099
Sunac China Holdings, Ltd.	173,000	133,921
Sunny Optical Technology Group Co., Ltd.	55,000	35,977
TCL Multimedia Technology Holdings, Ltd.	76,000	42,359
Trauson Holdings Co., Ltd.	77,000	39,539
Yingde Gases	74,000	75,233

		49,124,553

INDIA — 16.0%
Anant Raj Industries, Ltd.	98,551	161,704
Apollo Hospitals Enterprise, Ltd.	162,650	2,337,333
Axis Bank, Ltd.	36,668	907,866
Bharat Heavy Electricals, Ltd.	328,580	1,368,833
Bharti Airtel, Ltd.	545,315	3,156,039
Cipla, Ltd.	266,885	2,017,834
DLF, Ltd.	107,409	452,063
Dr Reddy’s Laboratories, Ltd.	12,221	408,129
GAIL India, Ltd.	80,342	523,125
Godrej Industries, Ltd.	31,408	177,791
Gujarat Mineral Development Corp., Ltd.	74,008	292,236
HDFC Bank, Ltd.	443,282	5,490,257
Hero Motocorp, Ltd.	21,086	731,448
Hindalco Industries, Ltd.	184,699	439,920
Hindustan Unilever, Ltd.	479,783	4,595,987
Hindustan Zinc, Ltd.	565,784	1,405,424
Housing Development & Infrastructure, Ltd. (b)	17,843	36,311
Housing Development Finance Corp., Ltd.	251,687	3,807,461
ICICI Bank, Ltd.	199	4,134
ICICI Bank, Ltd. ADR	81,438	3,551,511
Idea Cellular, Ltd. (b)	742,909	1,407,446
India Infoline, Ltd.	184,993	290,033
Indiabulls Financial Services, Ltd.	148,578	741,534
Indiabulls Infrastructure & Power, Ltd. (b)	18,930	2,384
Indiabulls Real Estate, Ltd. (b)	29,435	40,212
Indian Hotels Co., Ltd.	871,996	1,003,456
Indian Oil Corp., Ltd.	122,717	604,514
Infosys Technologies, Ltd. ADR (a)	130,093	5,502,934
Infrastructure Development Finance Co., Ltd.	258,707	808,843
ITC, Ltd. GDR	419,652	2,190,164
IVRCL Infrastructures & Projects, Ltd. (b)	70,008	58,265
Jaiprakash Associates, Ltd.	35,249	62,340
Jindal Steel & Power, Ltd.	88,913	726,769
JSW Steel, Ltd.	24,351	360,932
Lanco Infratech, Ltd. (b)	328,487	81,237
Larsen & Toubro, Ltd. GDR (a)	34,552	1,007,191
Mahindra & Mahindra, Ltd.	161,720	2,749,889
NTPC, Ltd.	236,913	676,493
Oil & Natural Gas Corp., Ltd.	492,830	2,410,630
Reliance Capital, Ltd.	55,845	489,039
Reliance Communications, Ltd.	329,881	444,939
Reliance Industries, Ltd. GDR (c)	225,019	6,867,580
Reliance Infrastructure, Ltd.	109,001	1,035,599
Sesa Goa, Ltd.	102,388	365,244
Siemens India, Ltd.	112,445	1,370,417
State Bank of India	30,123	1,311,524
Steel Authority of India, Ltd.	343,493	568,309
Sterlite Industries India, Ltd.	264,829	564,073
Sun Pharmaceutical Industries, Ltd.	90,395	1,214,698
Suzlon Energy, Ltd. (b)	223,412	75,640
Tata Consultancy Services, Ltd.	134,887	3,091,766
Tata Motors, Ltd.	480,889	2,744,113
Tata Steel, Ltd.	57,305	448,169
Unitech, Ltd. (b)	219,007	134,506
United Spirits, Ltd.	18,022	624,553
Wipro, Ltd. ADR (a)	171,817	1,505,117
Zee Entertainment Enterprises, Ltd.	374,809	1,509,771

		76,955,729

INDONESIA — 5.7%
Ace Hardware Indonesia Tbk PT	3,277,000	278,821
Adaro Energy Tbk PT	4,319,000	712,551
Agis Tbk PT (b)	1,737,500	85,636
Agung Podomoro Land Tbk PT	998,500	38,334
AKR Corporindo Tbk PT	183,500	79,017
Alam Sutera Realty Tbk PT	874,000	54,412
Astra International Tbk PT	4,719,700	3,721,891
Bakrieland Development Tbk PT (b)	519,000	2,908
Bank Central Asia Tbk PT	3,054,796	2,884,425
Bank Mandiri Tbk PT	1,994,905	1,676,652
Bank Rakyat Indonesia Persero Tbk PT	5,576,796	4,021,658
Bekasi Fajar Industrial Estate Tbk PT (b)	1,573,500	111,023
Bhakti Investama Tbk PT	3,827,500	214,459
Bumi Resources Tbk PT	5,407,964	331,071

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

BW Plantation Tbk PT (d)	525,500	$75,247
Charoen Pokphand Indonesia Tbk PT	513,000	194,288
Ciputra Property Tbk PT	614,000	38,226
Ciputra Surya Tbk PT	623,000	145,447
Citra Marga Nusaphala Persada Tbk PT	420,000	73,214
Garda Tujuh Buana Tbk PT (b)(d)	137,500	38,949
Garuda Indonesia Tbk PT (b)	4,809,500	329,367
Global Mediacom Tbk PT	491,000	122,272
Gudang Garam Tbk PT	137,000	800,322
Indocement Tunggal Prakarsa Tbk PT	474,925	1,106,310
Indomobil Sukses Internasional Tbk PT	103,500	56,918
Indosat Tbk PT	1,056,248	706,905
Indosiar Karya Media Tbk PT (b)	344,000	36,765
Intiland Development Tbk PT	1,734,500	60,291
Kalbe Farma Tbk PT	1,391,500	153,047
Kawasan Industri Jababeka Tbk PT (b)	8,682,500	180,182
Lippo Cikarang Tbk PT (b)	453,500	151,755
Lippo Karawaci Tbk PT	2,279,000	236,472
Matahari Putra Prima Tbk PT	627,000	74,817
Mayora Indah Tbk PT	87,000	180,545
Media Nusantara Citra Tbk PT	634,000	164,462
Metropolitan Land Tbk PT	2,870,000	160,809
Mitra Adiperkasa Tbk PT	114,000	78,661
MNC Sky Vision Tbk PT (b)	334,500	83,300
Modernland Realty Tbk PT (b)	3,928,500	248,652
Multistrada Arah Sarana Tbk PT	1,256,000	58,646
Pakuwon Jati Tbk PT	3,137,500	73,249
Pembangunan Perumahan Persero PT Tbk	824,500	71,008
Perusahaan Gas Negara Persero Tbk PT	4,614,140	2,202,339
Ramayana Lestari Sentosa Tbk PT	891,000	112,791
Selamat Sempurna Tbk PT	818,500	214,445
Semen Gresik Persero Tbk PT	766,500	1,260,599
Summarecon Agung Tbk PT	593,500	117,006
Surya Semesta Internusa Tbk PT	1,892,500	212,078
Telekomunikasi Indonesia Tbk PT	2,380,594	2,235,473
Tiga Pilar Sejahtera Food Tbk	1,253,500	140,470
Tower Bersama Infrastructure Tbk PT (b)	452,000	267,331
United Tractors Tbk PT	389,045	795,246
Wijaya Karya Persero Tbk PT	682,500	104,809
XL Axiata Tbk PT	149,000	88,125

		27,663,696

MALAYSIA — 6.4%
Aeon Credit Service M Bhd	61,400	245,761
AirAsia Bhd	91,800	82,254
Alliance Financial Group Bhd	1,643,910	2,365,338
Axiata Group Bhd	661,400	1,425,319
Bursa Malaysia Bhd	571,234	1,161,895
Carlsberg Brewery Malay Bhd	666,103	2,727,145
CB Industrial Product Holding Bhd	42,200	37,674
CIMB Group Holdings Bhd	526,000	1,312,420
ECM Libra Financial Group Bhd	4,691,016	1,334,592
Genting Bhd	901,400	2,711,864
Genting Malaysia Bhd	800,400	929,176
IJM Corp. Bhd	1,271,140	2,070,071
IOI Corp. Bhd	1,568,996	2,616,704
Landmarks Bhd (b)	1,598,500	504,432
Lingkaran Trans Kota Holdings Bhd	94,100	130,780
Malayan Banking Bhd	615,237	1,850,942
Malaysian Airline System Bhd (b)	2,290,466	531,796
Maxis Bhd	541,400	1,177,341
OSK Holdings Bhd	2,122,525	999,489
Padini Holdings Bhd	101,100	61,162
PPB Group Bhd	153,400	581,897
Public Bank Bhd	254,000	1,352,230
Sime Darby Bhd	490,600	1,527,309
TAN Chong Motor Holdings Bhd	632,600	957,795
Tenaga Nasional Bhd	485,250	1,101,254
Wah Seong Corp. Bhd	1,553,306	838,115

		30,634,755

PHILIPPINES — 2.6%
Ayala Land, Inc.	5,797,675	3,734,515
Cebu Air, Inc.	86,650	130,516
Cebu Holdings, Inc.	1,301,600	126,792
First Gen Corp. (b)	6,124,170	3,325,881
First Philippine Holdings Corp.	1,203,284	2,637,335
GMA Holdings, Inc.	243,600	55,290
Megawide Construction Corp.	1,017,300	455,849
Philippine Long Distance Telephone Co.	33,739	2,078,774
Philweb Corp.	125,100	38,265
Puregold Price Club, Inc.	92,600	74,418

		12,657,635

TAIWAN — 25.2%
Acer, Inc. (b)	1,010,456	876,872
Advanced Semiconductor Engineering, Inc.	2,945,636	2,556,218
Asia Cement Corp.	1,507,372	1,938,784
Asustek Computer, Inc.	229,138	2,576,313
AU Optronics Corp. ADR (a)(b)	260,918	1,174,131
Catcher Technology Co., Ltd.	290,539	1,440,739
Cathay Financial Holding Co., Ltd.	1,844,650	2,000,981
Chang Hwa Commercial Bank	3,764,695	2,067,801
China Development Financial Holding Corp. (b)	4,914,272	1,286,149
China Steel Chemical Corp.	43,877	196,426
China Steel Corp.	3,124,254	2,942,538
Chinatrust Financial Holding Co., Ltd.	4,257,832	2,514,612
Chunghwa Picture Tubes, Ltd. (b)	2,164,368	72,297
Chunghwa Telecom Co., Ltd.	831,268	2,705,149
Coland Holdings, Ltd.	51,000	135,759
Compal Electronics, Inc.	2,125,431	1,430,909
Delta Electronics, Inc.	647,893	2,376,136
Epistar Corp.	294,170	533,860
Everlight Electronics Co., Ltd.	257,996	338,498
Far Eastern New Century Corp.	2,135,461	2,434,098
First Financial Holding Co., Ltd	3,122,526	1,903,258
Formosa Chemicals & Fibre Corp.	1,092,390	2,821,352
Formosa Petrochemical Corp.	400,000	1,184,614
Formosa Plastics Corp.	1,618,940	4,381,993
Foxconn Technology Co., Ltd.	496,483	1,554,127
Fubon Financial Holding Co., Ltd.	2,460,998	2,974,656
Hon Hai Precision Industry Co., Ltd.	2,552,735	7,814,943
HTC Corp.	186,710	1,932,104
Hua Nan Financial Holdings Co., Ltd.	2,930,347	1,695,300
Innolux Corp. (b)	263,928	141,784
King Yuan Electronics Co., Ltd.	2,979,898	1,898,416
Largan Precision Co., Ltd.	53,710	1,438,975

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Lite-On Technology Corp.	916,165	$1,216,232
Macronix International Co., Ltd.	2,191,374	654,265
MediaTek, Inc.	324,219	3,611,862
Mega Financial Holding Co., Ltd.	2,777,306	2,161,477
Motech Industries, Inc. (b)	171,507	160,941
Nan Ya Plastics Corp.	1,643,960	3,170,280
Novatek Microelectronics Corp.	249,062	1,007,775
Pegatron Corp. (b)	516,630	668,048
Powertech Technology, Inc.	569,518	920,792
ProMOS Technologies, Inc. (e)	1,135,850	0
Quanta Computer, Inc.	1,280,194	3,011,028
Realtek Semiconductor Corp.	464,516	980,572
Shin Kong Financial Holding Co., Ltd. (b)	3,381,642	953,740
Siliconware Precision Industries Co.	1,124,745	1,200,699
SinoPac Financial Holdings Co., Ltd.	3,755,609	1,610,156
Synnex Technology International Corp.	330,000	607,975
Tainan Enterprises Co., Ltd.	1,106,567	1,152,714
Taishin Financial Holdings Co., Ltd.	3,883,096	1,544,466
Taiwan Cement Corp.	1,900,216	2,545,487
Taiwan FU Hsing Industrial Co., Ltd.	2,242,000	1,968,766
Taiwan Mobile Co., Ltd.	425,200	1,566,734
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	944,678	16,210,675
Tatung Co., Ltd. (b)	1,155,107	291,571
Tripod Technology Corp.	585,361	1,255,828
Uni-President Enterprises Corp.	2,158,041	3,961,004
United Integrated Services Co., Ltd.	1,657,000	1,392,293
United Microelectronics Corp. ADR	875,778	1,742,798
Via Technologies, Inc. (b)	259,490	206,420
Walsin Lihwa Corp. (b)	759,000	259,282
Wistron Corp.	1,046,096	1,084,317
Yageo Corp. (b)	4,850,000	1,539,895
Yuanta Financial Holding Co., Ltd.	2,556,823	1,316,316

		121,314,200

THAILAND — 5.8%
Advanced Info Service PCL	662,323	4,525,188
Bangkok Expressway PCL (a)	2,544,342	2,890,353
BEC World PCL	48,800	113,266
Big C Supercenter PCL	7,700	52,105
Central Plaza Hotel PCL	75,500	64,171
CP ALL PCL	1,167,000	1,754,887
Electricity Generating PCL	636,846	3,143,633
Energy Earth PCL (b)	39,600	9,644
IRPC PCL (a)	4,713,739	634,868
Jasmine International PCL	511,500	90,294
Kasikornbank PCL	282,254	1,785,425
Oishi Group PCL	600	3,079
PTT Exploration & Production PCL	655,753	3,504,924
PTT PCL	356,426	3,868,370
Sansiri PCL	121,200	13,947
Siam Cement PCL NVDR	78,000	1,121,935
Siam Commercial Bank PCL	373,697	2,211,153
Siam Global House PCL	146,800	85,421
SNC Former PCL	4,800	3,844
Thai Beverage PCL	995,000	321,756
Thai Oil PCL	675,205	1,489,910
Toyo-Thai Corp. PCL	50,000	56,800

		27,744,973

TOTAL COMMON STOCKS —
(Cost $452,816,747)		481,792,372

SHORT TERM INVESTMENTS — 7.2%
UNITED STATES — 7.2%
MONEY MARKET FUNDS — 7.2%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	29,059,267	29,059,267
State Street Institutional Liquid Reserves Fund 0.17% (g)(h)	5,832,740	5,832,740

TOTAL SHORT TERM INVESTMENTS —
(Cost $34,892,007)		34,892,007

TOTAL INVESTMENTS — 107.3%
(Cost $487,708,754)		516,684,379
OTHER ASSETS & LIABILITIES — (7.3)%		(35,123,437)

NET ASSETS — 100.0%		$481,560,942

(a)	A portion of the security was on loan at December 31, 2012.
(b)	Non-income producing security.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.4% of net assets as of December 31, 2012, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(e)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(h)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
NVDR = Non Voting Depositary Receipt

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2012*

	PERCENT OF
INDUSTRY **	NET ASSETS

Commercial Banks	17.9%
Oil, Gas & Consumable Fuels	11.7
Semiconductors & Semiconductor Equipment	6.7
Wireless Telecommunication Services	6.6
Real Estate Management & Development	3.7
Electronic Equipment, Instruments & Components	3.6
Internet Software & Services	3.5
Computers & Peripherals	3.4
Insurance	3.2
Automobiles	3.1
Food Products	2.8
Metals & Mining	2.7
Construction Materials	2.6
Chemicals	2.3
Independent Power Producers & Energy Traders	2.3
Diversified Telecommunication Services	2.1
IT Services	2.0
Transportation Infrastructure	1.6
Hotels, Restaurants & Leisure	1.5
Industrial Conglomerates	1.4
Construction & Engineering	1.3
Diversified Financial Services	1.3
Electric Utilities	1.0
Household Products	1.0
Capital Markets	0.9
Pharmaceuticals	0.8
Food & Staples Retailing	0.8
Thrifts & Mortgage Finance	0.8
Beverages	0.8
Tobacco	0.7
Media	0.6
Electrical Equipment	0.6
Gas Utilities	0.6
Marine	0.5
Health Care Providers & Services	0.5
Airlines	0.5
Building Products	0.4
Specialty Retail	0.4
Communications Equipment	0.4
Energy Equipment & Services	0.4
Textiles, Apparel & Luxury Goods	0.2
Machinery	0.2
Household Durables	0.2
Personal Products	0.1
Health Care Equipment & Supplies	0.1
Diversified Consumer Services	0.1
Auto Components	0.1
Consumer Finance	0.1
Multiline Retail	0.0	***
Commercial Services & Supplies	0.0	***
Trading Companies & Distributors	0.0	***
Software	0.0	***
Leisure Equipment & Products	0.0	***
Short Term Investments	7.2
Other Assets & Liabilities	(7.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for BW Plantation Tbk PT, which was Level 2 and part of the Food Products Industry, representing 0.01% of net assets, Garda Tujuh Buana Tbk PT, which was Level 2 and part of the Oil, Gas & Consumable Fuels Industry, representing 0.00% of net assets and ProMOS Technologies, Inc., which was Level 3 and part of the Semiconductors & Semiconductor Equipment Industry, representing 0.00% of net assets. (See accompanying Notes to Schedules of Investments)
***	Amount shown represents less than 0.05% of net assets.

SPDR S&P Small Cap Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.2%
CHINA — 10.9%
51job, Inc. ADR (a)	100	$4,675
Anhui Expressway Co., Ltd.	8,000	4,531
Anta Sports Products, Ltd. (b)	5,000	4,425
AsiaInfo-Linkage, Inc. (a)	295	3,201
BYD Co., Ltd. (a)	2,500	7,499
BYD Electronic International Co., Ltd.	6,500	1,686
China Agri-Industries Holdings, Ltd. (b)	7,800	4,367
China Huiyuan Juice Group, Ltd. (a)	5,500	2,001
China Liansu Group Holdings	9,000	6,166
China Minzhong Food Corp., Ltd. (a)	3,000	1,965
China Molybdenum Co., Ltd. (b)	9,000	3,948
China National Accord Medicines Corp., Ltd.	800	2,668
China SCE Property Holdings, Ltd.	10,000	2,464
China Shanshui Cement Group, Ltd.	11,000	8,047
China Suntien Green Energy Corp., Ltd.	14,000	3,053
China Vanadium Titano — Magnetite Mining Co., Ltd. (b)	12,000	2,833
China Wireless Technologies, Ltd.	8,000	2,312
Chongqing Machinery & Electric Co., Ltd.	16,000	2,601
Dongyue Group	6,000	3,971
E-Commerce China Dangdang, Inc. ADR (a)	400	1,660
E-House China Holdings, Ltd.	488	2,001
First Tractor Co., Ltd. (a)	2,000	1,958
Giant Interactive Group, Inc. ADR	800	4,328
Great Wall Technology Co., Ltd.	6,000	1,153
Guangzhou Automobile Group Co., Ltd.	8,000	7,091
Haitian International Holdings, Ltd.	4,000	4,774
Hangzhou Steam Turbine Co.	3,100	4,168
Harbin Electric Co., Ltd.	4,000	3,437
Home Inns & Hotels Management, Inc. ADR (a)	97	2,803
Huangshan Tourism Development Co., Ltd.	2,800	3,472
Hunan Non-Ferrous Metal Corp., Ltd. (a)	10,000	3,871
Jiangsu Future Land Co., Ltd.	8,400	7,140
Kingsoft Corp., Ltd.	7,000	4,931
Lonking Holdings, Ltd. (b)	14,000	3,685
MIE Holdings Corp.	10,000	3,135
Peak Sport Products Co., Ltd. (b)	7,000	1,364
People’s Food Holdings, Ltd.	5,000	4,421
Ports Design, Ltd. (b)	2,000	1,589
Renhe Commercial Holdings Co., Ltd. (a)	58,000	6,061
Renren, Inc. ADR (a)	540	1,863
REXLot Holdings, Ltd.	50,000	3,806
Semiconductor Manufacturing International Corp. (a)	127,000	6,308
Shanghai Chlor-Alkali Chemical Co., Ltd. (a)	6,800	3,135
Shanghai Dajiang Group, Class B (a)	9,600	2,707
Shanghai Diesel Engine Co., Ltd. Class B	3,520	2,372
Shanghai Haixin Group Co. (a)	5,800	2,378
Shenguan Holdings Group, Ltd.	8,000	4,325
Sohu.com, Inc. (a)	200	9,468
Sound Global, Ltd. (b)	8,000	3,799
TCL Communication Technology Holdings, Ltd.	4,000	1,249
Tong Ren Tang Technologies Co., Ltd.	2,000	4,418
Travelsky Technology, Ltd.	7,000	3,739
WuXi PharmaTech Cayman, Inc. ADR (a)	344	5,418
Xinjiang Xinxin Mining Industry Co., Ltd.	11,000	2,455
Xinyi Glass Holdings Co., Ltd.	14,000	8,634
Youku Tudou, Inc. ADR (a)	400	7,296
Zhejiang Southeast Electric Power Co. (c)	15,300	8,782

		227,607

HONG KONG — 17.1%
361 Degrees International, Ltd. (b)	5,000	1,432
Ajisen China Holdings, Ltd. (b)	4,000	3,819
Anxin-China Holdings, Ltd.	16,000	3,922
Asian Citrus Holdings, Ltd.	4,171	1,980
AviChina Industry & Technology Co.	12,000	5,295
Beijing Capital Land, Ltd.	12,000	4,985
Beijing Enterprises Water Group, Ltd. (b)	18,000	4,645
Biostime International Holdings, Ltd.	1,000	3,122
Boshiwa International Holding, Ltd. (a)(d)	32,000	0
Cecep Costin New Materials Group, Ltd.	11,000	4,215
CGN Mining Co., Ltd. (a)	15,000	1,664
Chailease Holding Co., Ltd.	4,000	9,174
China Dongxiang Group Co.	20,000	2,658
China Everbright International, Ltd.	12,000	6,069
China High Speed Transmission Equipment Group Co., Ltd. (a)(b)	8,000	3,117
China Lilang, Ltd.	4,000	2,369
China Lumena New Materials Corp. (b)	26,000	5,636
China Medical System Holdings, Ltd.	8,500	6,580
China Metal Recycling Holdings, Ltd. (b)	3,988	4,126
China Modern Dairy Holdings, Ltd. (a)(b)	19,000	5,221
China National Materials Co., Ltd.	8,000	2,457
China Oil and Gas Group, Ltd. (a)(b)	20,000	3,303
China Power International Development, Ltd. (b)	16,000	5,078
China Precious Metal Resources Holdings Co., Ltd. (a)(b)	20,000	3,819
China Rongsheng Heavy Industries Group Holdings, Ltd. (b)	20,500	3,280
China Shineway Pharmaceutical Group, Ltd.	3,000	5,070
China Travel International Investment Hong Kong, Ltd.	24,000	4,923
China Yurun Food Group, Ltd. (a)	7,000	5,085
China ZhengTong Auto Services Holdings, Ltd. (a)	5,000	3,477
Citic Resources Holdings, Ltd. (a)	22,000	3,378
Comba Telecom Systems Holdings, Ltd. (b)	6,000	2,160
Cosco International Holdings, Ltd.	8,000	3,520
Dah Chong Hong Holdings, Ltd. (b)	5,000	5,258
Digital China Holdings, Ltd.	4,000	6,823
Fufeng Group, Ltd.	6,000	2,647
Global Bio-Chem Technology Group Co., Ltd.	14,000	1,590
Glorious Property Holdings, Ltd. (a)	18,000	3,391
GOME Electrical Appliances Holding, Ltd. (a)(b)	56,000	6,647
Greatview Aseptic Packaging Co., Ltd.	7,000	3,784
Hengdeli Holdings, Ltd.	12,000	4,304
Hidili Industry International Development, Ltd. (b)	9,000	2,369

SPDR S&P Small Cap Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Hopson Development Holdings, Ltd. (a)(b)	4,000	$6,389
Hua Han Bio-Pharmaceutical Holdings, Ltd. (a)(b)	12,000	3,607
Ju Teng International Holdings, Ltd.	6,000	2,833
Kaisa Group Holdings, Ltd. (a)(b)	14,000	4,335
Kingboard Chemical Holdings, Ltd.	3,000	10,644
Kingboard Laminates Holdings, Ltd. (b)	6,500	2,985
Kingdee International Software Group Co., Ltd. (a)	10,000	1,871
Kingway Brewery Holdings, Ltd.	8,000	2,993
KWG Property Holding, Ltd.	9,000	6,758
Lee & Man Paper Manufacturing, Ltd.	9,000	5,666
Li Ning Co., Ltd. (a)(b)	5,000	3,251
Lianhua Supermarket Holdings Co., Ltd. (b)	3,000	2,872
Minth Group, Ltd.	4,000	4,598
North Mining Shares Co., Ltd. (a)	60,000	3,948
NVC Lighting Holdings, Ltd.	11,000	2,867
Pacific Online, Ltd.	5,000	1,761
PCD Stores, Ltd.	22,000	2,668
Poly Hong Kong Investments, Ltd. (a)	12,000	9,382
Real Nutriceutical Group, Ltd.	5,000	1,819
Sany Heavy Equipment International Holdings Co., Ltd.	6,000	3,135
Shenzhen International Holdings, Ltd.	60,000	6,270
Shenzhen Investment, Ltd. (b)	14,790	5,992
Shougang Concord International Enterprises Co., Ltd. (a)	56,000	3,251
Shougang Fushan Resources Group, Ltd. (b)	24,000	8,825
Sino Biopharmaceutical	16,000	7,638
Sinopec Kantons Holdings, Ltd.	4,000	2,622
Sinotrans Shipping, Ltd.	12,500	3,032
Sinotrans, Ltd.	16,000	2,580
Sinotruk Hong Kong, Ltd.	5,500	4,201
Skyworth Digital Holdings, Ltd.	10,000	5,122
Springland International Holdings, Ltd.	8,000	4,263
Sunac China Holdings, Ltd.	12,000	9,289
The United Laboratories International Holdings, Ltd. (a)	6,500	3,111
Tianjin Port Development Holdings, Ltd.	24,000	3,406
Tianneng Power International, Ltd.	6,000	3,855
United Energy Group, Ltd. (a)	24,000	4,335
Vinda International Holdings, Ltd. (b)	3,000	4,103
VODone, Ltd.	19,200	1,833
Wasion Group Holdings, Ltd.	6,000	2,810
West China Cement, Ltd. (b)	22,000	4,371
Winsway Coking Coal Holding, Ltd.	14,000	2,348
Yashili International Holdings, Ltd.	14,000	3,685
Yingde Gases	8,000	8,133
Yip’s Chemical Holdings, Ltd.	4,160	2,952
Yuexiu Transport Infrastructure, Ltd.	6,000	2,903

		357,704

INDIA — 11.3%
Amtek Auto, Ltd.	1,276	2,056
Apollo Hospitals Enterprise, Ltd.	361	5,188
Arvind, Ltd.	1,703	3,110
Aurobindo Pharma, Ltd.	1,347	4,656
Bajaj Holdings and Investment, Ltd. (c)	314	5,611
Bharat Forge, Ltd.	961	4,420
Bhushan Steel, Ltd.	656	5,749
Biocon, Ltd.	578	3,026
Core Education & Technologies, Ltd.	801	4,639
Coromandel International, Ltd.	788	3,784
Crompton Greaves, Ltd.	1,197	2,532
Dewan Housing Finance Corp., Ltd.	701	2,314
Dish TV India, Ltd. (a)	2,996	4,156
Era Infra Engineering, Ltd.	1,036	2,563
Federal Bank, Ltd.	908	8,919
Financial Technologies India, Ltd.	240	4,949
Fortis Healthcare, Ltd. (a)	1,548	3,248
Gateway Distriparks, Ltd.	517	1,322
Glenmark Pharmaceuticals, Ltd.	746	7,197
GMR Infrastructure, Ltd. (a)	8,571	3,027
Godrej Industries, Ltd.	563	3,187
Gujarat Gas Co., Ltd.	513	2,857
GVK Power & Infrastructure, Ltd. (a)	4,438	1,098
Hexaware Technologies, Ltd.	1,194	1,854
Hindustan Construction Co. (a)	8,607	2,835
Housing Development & Infrastructure, Ltd. (a)	2,154	4,383
IFCI, Ltd.	6,473	3,958
India Cements, Ltd.	1,920	3,184
India Infoline, Ltd.	1,856	2,910
Indiabulls Financial Services, Ltd.	1,305	6,513
Indiabulls Real Estate, Ltd. (a)	2,623	3,583
Indian Hotels Co., Ltd.	4,568	5,257
Jain Irrigation Systems, Ltd.	1,618	2,215
JSW Energy, Ltd.	3,677	4,563
Jubilant Foodworks, Ltd. (a)	202	4,750
Mahindra & Mahindra Financial Services	369	7,398
Manappuram Finance, Ltd.	3,108	1,917
MAX India, Ltd.	786	3,467
McLeod Russel India, Ltd.	664	4,240
Motherson Sumi Systems, Ltd.	1,236	4,472
Mphasis, Ltd.	550	3,859
Opto Circuits India, Ltd.	1,081	2,115
Pipavav Defence & Offshore Engineering Co., Ltd. (a)	1,446	2,406
Piramal Healthcare, Ltd.	495	4,715
PTC India, Ltd.	3,347	4,505
Punj Lloyd, Ltd.	3,619	3,963
Rajesh Exports, Ltd.	1,459	3,692
REI Agro, Ltd.	5,759	1,125
Reliance Communications, Ltd.	4,547	6,133
Rolta India, Ltd.	2,124	2,382
Sintex Industries, Ltd.	2,626	3,125
Strides Arcolab, Ltd.	143	2,860
Suzlon Energy, Ltd. (a)	7,233	2,449
Tata Chemicals, Ltd.	890	5,750
Tata Global Beverages, Ltd.	1,907	5,567
Thermax, Ltd.	421	4,740
Unitech, Ltd. (a)	8,920	5,478
United Phosphorus, Ltd.	1,963	4,665
Videocon Industries, Ltd.	659	2,582
Voltas, Ltd.	1,775	3,431
Welspun Corp., Ltd.	1,967	3,820

		236,469

INDONESIA — 6.6%
Ace Hardware Indonesia Tbk PT	45,000	3,829
AKR Corporindo Tbk PT	7,000	3,014

SPDR S&P Small Cap Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Alam Sutera Realty Tbk PT	75,000	$4,669
Aneka Tambang Persero Tbk PT	20,500	2,723
Bakrie and Brothers Tbk PT (a)(d)	1,732,500	3,955
Bakrie Telecom Tbk PT (a)	181,500	942
Bakrieland Development Tbk PT (a)	274,500	1,538
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	57,000	6,269
Bank Tabungan Negara Tbk PT	15,424	2,321
Barito Pacific Tbk PT (a)	36,000	1,569
Bhakti Investama Tbk PT	112,000	6,275
Bisi International PT	13,500	1,107
Borneo Lumbung Energi & Metal Tbk PT (a)	73,000	4,090
Bumi Resources Minerals Tbk PT (a)	31,500	817
Bumi Resources Tbk PT	91,000	5,571
Bumi Serpong Damai PT	43,000	4,952
Ciputra Development Tbk PT	65,500	5,437
Darma Henwa PT Tbk (a)	321,500	834
Delta Dunia Makmur Tbk PT (a)	52,000	825
Energi Mega Persada Tbk PT (a)	222,000	1,889
Gajah Tunggal Tbk PT	13,500	3,117
Garda Tujuh Buana Tbk PT (a)(c)	5,500	1,558
Garuda Indonesia Tbk PT (a)	56,000	3,835
Harum Energy Tbk PT	4,500	2,802
Indah Kiat Pulp & Paper Corp. Tbk PT (a)	20,000	1,411
Indika Energy Tbk PT	15,500	2,284
Indomobil Sukses Internasional Tbk PT	5,000	2,750
Indosiar Karya Media Tbk PT (a)	23,500	2,511
Japfa Comfeed Indonesia Tbk PT	8,000	5,105
Kawasan Industri Jababeka Tbk PT (a)	131,000	2,719
Matahari Putra Prima Tbk PT	19,500	2,327
Mayora Indah Tbk PT	2,500	5,188
Medco Energi Internasional Tbk PT	12,500	2,114
Mitra Adiperkasa Tbk PT	6,000	4,140
Pakuwon Jati Tbk PT	154,500	3,607
Pembangunan Perumahan Persero PT Tbk	36,000	3,100
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	22,500	5,370
Ramayana Lestari Sentosa Tbk PT	25,500	3,228
Sentul City Tbk PT (a)	109,500	2,147
Summarecon Agung Tbk PT	37,500	7,393
Surya Semesta Internusa Tbk PT	22,500	2,521
Timah Tbk PT	20,000	3,196
Trada Maritime Tbk PT (a)	27,000	3,222

		138,271

MALAYSIA — 6.8%
Aeon Co. M Bhd	900	4,156
Berjaya Corp. Bhd	17,000	3,280
Berjaya Sports Toto Bhd	8,100	11,787
Boustead Holdings Bhd	2,300	3,911
Bursa Malaysia Bhd	4,000	8,136
CapitaMalls Malaysia Trust	6,100	3,591
Carlsberg Brewery Malay Bhd	800	3,275
Dialog Group Bhd	10,900	8,555
DRB-Hicom Bhd	1,600	1,428
Eastern & Oriental Bhd	6,300	3,214
IGB Corp. Bhd	8,600	6,468
KLCC Property Holdings Bhd	2,100	4,326
KNM Group Bhd (a)	1,885	280
Kossan Rubber Industries	3,000	3,296
Malaysian Bulk Carriers Bhd	7,900	3,436
Malaysian Resources Corp. Bhd	8,600	4,359
Media Prima Bhd	6,900	5,280
Multi-Purpose Holdings Bhd	8,500	9,701
Oriental Holdings Bhd	2,500	7,112
Parkson Holdings Bhd	3,600	6,122
Sunway Bhd (a)	4,100	3,191
Sunway Real Estate Investment Trust	14,000	7,096
TAN Chong Motor Holdings Bhd	3,000	4,542
Top Glove Corp. Bhd	3,300	6,076
Tradewinds Malaysia Bhd	1,900	5,555
TSH Resources Bhd	4,000	2,838
United Plantations Bhd	400	3,270
UOA Development Bhd	4,900	2,788
Wah Seong Corp. Bhd	7,900	4,263

		141,332

PHILIPPINES — 3.1%
Belle Corp. (a)	30,000	3,551
Cebu Air, Inc.	2,190	3,299
First Philippine Holdings Corp.	2,550	5,589
GMA Holdings, Inc.	23,330	5,295
Lepanto Consolidated Mining (a)	96,000	2,572
Megaworld Corp.	96,000	6,476
Nickel Asia Corp.	6,700	2,627
Philex Petroleum Corp. (a)	2,707	1,974
Philippine National Bank (a)	2,140	4,743
Puregold Price Club, Inc.	5,000	4,018
Rizal Commercial Banking Corp.	4,900	7,160
Robinsons Land Corp.	7,000	3,537
Security Bank Corp.	1,150	4,369
Semirara Mining Corp.	1,050	5,968
SM Development Corp.	26,260	3,767

		64,945

SINGAPORE — 0.2%
Yanlord Land Group, Ltd. (a)(b)	4,000	4,978

TAIWAN — 38.3%
Ability Enterprise Co., Ltd.	3,000	2,810
Accton Technology Corp.	6,000	3,337
Adlink Technology, Inc.	1,600	1,868
Advantech Co., Ltd.	2,000	8,437
AGV Products Corp. (a)	8,000	2,893
Airtac International Group	1,000	5,785
Alcor Micro Corp.	2,000	2,335
Alpha Networks, Inc.	3,000	2,009
Altek Corp.	3,000	1,761
AmTRAN Technology Co., Ltd.	3,000	2,335
Apex Biotechnology Corp.	1,025	2,647
Asia Polymer	3,800	3,363
Asrock, Inc.	1,000	3,444
Aten International Co., Ltd.	1,000	1,579
Bank of Kaohsiung (a)	10,000	3,165
Basso Industry Corp.	3,000	1,834
BES Engineering Corp.	13,000	3,599
Biostar Microtech International Corp.	3,000	1,131
Capital Securities Corp.	17,000	6,527
Career Technology Co., Ltd.	2,000	2,689
Cathay No. 1 REIT	7,000	4,161
Cathay Real Estate Development Co., Ltd.	10,000	4,838
Charoen Pokphand Enterprise	5,000	2,626
Cheng Loong Corp.	8,000	3,389

SPDR S&P Small Cap Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Cheng Uei Precision Industry Co., Ltd.	2,059	$4,432
Chicony Electronics Co., Ltd.	2,460	5,684
Chien Kuo Construction Co., Ltd.	7,000	3,399
Chin-Poon Industrial Co.	4,000	4,311
China Bills Finance Corp.	7,000	2,700
China Chemical & Pharmaceutical Co., Ltd.	5,000	3,564
China Manmade Fibers Corp. (a)	9,000	3,502
China Motor Corp.	3,000	2,815
China Steel Chemical Corp.	1,000	4,477
China Synthetic Rubber Corp.	3,000	3,368
Chipbond Technology Corp.	3,000	5,899
Chong Hong Construction Co., Ltd.	2,040	5,950
Chroma ATE, Inc.	2,000	4,456
Chung Hung Steel Corp. (a)	11,000	3,580
Clevo Co.	3,241	3,996
CMC Magnetics Corp. (a)	19,000	3,199
Compal Communications, Inc. (a)	2,000	2,228
Coretronic Corp.	4,000	3,099
CTCI Corp.	2,000	3,953
CyberTAN Technology, Inc.	3,000	2,578
D-Link Corp.	4,000	2,528
Dimerco Express Taiwan Corp.	3,000	1,901
Dynapack International Technology Corp.	1,000	3,943
E Ink Holdings, Inc.	6,000	4,577
Elan Microelectronics Corp.	3,000	4,830
Elite Material Co., Ltd.	5,000	4,950
Elite Semiconductor Memory Technology, Inc. (a)	3,000	2,262
Entie Commercial Bank	9,000	4,990
Epistar Corp.	4,000	7,259
Eternal Chemical Co., Ltd.	4,000	3,464
Eva Airways Corp. (a)	5,000	2,927
Evergreen Marine Corp., Ltd. (a)	8,000	4,780
Everlight Chemical Industrial Corp.	4,400	3,280
Everlight Electronics Co., Ltd.	2,000	2,624
Excelsior Medical Co., Ltd.	1,100	2,189
Far Eastern Department Stores, Ltd.	5,000	5,191
Far Eastern International Bank	14,747	5,916
Faraday Technology Corp.	3,000	3,962
Farglory Land Development Co., Ltd.	2,000	3,588
Feng Hsin Iron & Steel Co., Ltd.	2,000	3,561
Feng TAY Enterprise Co., Ltd.	2,150	2,584
FLEXium Interconnect, Inc.	637	2,237
Formosa Taffeta Co., Ltd.	5,000	4,821
Formosan Rubber Group, Inc.	6,000	4,308
Formosan Union Chemical	3,700	2,070
FSP Technology, Inc.	3,000	2,779
G Tech Optoelectronics Corp.	1,000	2,614
GeoVision, Inc.	1,059	4,358
Giant Manufacturing Co., Ltd.	2,000	11,467
Gigabyte Technology Co., Ltd.	4,000	3,581
Gintech Energy Corp. (a)	2,000	1,873
Global Unichip Corp.	1,000	3,461
Gloria Material Technology Corp.	3,342	2,728
Goldsun Development & Construction Co., Ltd.	10,000	3,857
Grand Ocean Retail Group, Ltd. (a)	1,000	2,962
Grand Pacific Petrochemical	7,000	3,688
Great Wall Enterprise Co.	3,346	3,065
HannStar Display Corp. (a)	12,000	1,322
Hey Song Corp.	3,000	3,983
Highwealth Construction Corp.	1,370	2,576
Hiwin Technologies Corp.	1,000	7,335
Ho Tung Chemical Corp. (a)	7,840	3,726
Hong TAI Electric Industrial	12,000	4,236
Huaku Development Co., Ltd.	2,080	5,071
Huang Hsiang Construction Co.	1,000	2,545
I-Sheng Electric Wire & Cable Co., Ltd.	3,000	4,174
Ibase Technology, Inc.	2,048	2,539
Inotera Memories, Inc. (a)	7,000	933
Inventec Co., Ltd.	16,085	6,176
Jess-Link Products Co., Ltd. (a)	1,000	901
Kenda Rubber Industrial Co., Ltd.	1,091	1,411
Kerry TJ Logistics Co., Ltd.	3,000	5,062
King Yuan Electronics Co., Ltd.	8,000	5,097
King’s Town Bank (a)	6,000	4,494
Kinpo Electronics	18,000	4,017
Kinsus Interconnect Technology Corp.	2,000	6,274
LCY Chemical Corp.	3,149	3,904
Lien Hwa Industrial Corp.	5,000	3,263
Lingsen Precision Industries, Ltd.	5,000	2,609
Long Bon International Co., Ltd. (a)	3,000	3,006
Lumax International Corp., Ltd.	1,391	2,941
Lung Yen Life Service Corp.	1,000	3,220
Macronix International Co., Ltd.	20,519	6,126
Makalot Industrial Co., Ltd.	2,000	6,226
Masterlink Securities Corp.	10,000	3,175
Mayer Steel Pipe Corp. (a)	5,000	2,135
Mercuries & Associates, Ltd.	2,200	2,015
Merida Industry Co., Ltd.	1,600	7,163
Micro-Star International Co., Ltd.	7,000	3,363
Microbio Co., Ltd.	2,760	3,436
MIN AIK Technology Co., Ltd.	1,000	3,048
Mirle Automation Corp.	2,240	1,658
Mitac International Corp.	8,000	2,865
Motech Industries, Inc. (a)	2,000	1,877
Nan Kang Rubber Tire Co., Ltd.	3,704	4,522
Nantex Industry Co., Ltd.	2,100	1,356
Neo Solar Power Corp. (a)	3,000	1,968
Nien Hsing Textile Co., Ltd.	4,500	3,138
Novatek Microelectronics Corp.	3,000	12,139
Oriental Union Chemical Corp.	4,800	5,752
Pan-International Industrial Co., Ltd. (a)	3,000	2,789
Phison Electronics Corp.	1,000	6,629
PixArt Imaging, Inc.	1,020	2,427
Portwell, Inc.	2,000	1,949
Powertech Technology, Inc.	3,000	4,850
President Securities Corp. (a)	7,420	4,318
Prime Electronics Satellitics, Inc.	1,681	1,505
Prince Housing Development Corp.	5,500	3,921
Promate Electronic Co., Ltd.	3,000	2,495
Qisda Corp. (a)	11,000	2,765
Radiant Opto-Electronics Corp.	2,679	11,024
Realtek Semiconductor Corp.	3,070	6,481
RichTek Technology Corp.	1,000	5,837
Ritek Corp. (a)	19,000	2,598
Ruentex Development Co., Ltd.	4,000	8,237
Ruentex Industries, Ltd.	3,000	7,438
Sampo Corp.	7,000	2,379
Sanyang Industry Co., Ltd. (a)	6,000	3,657
Senao International Co., Ltd.	1,000	3,275

SPDR S&P Small Cap Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Shihlin Paper Corp. (a)	2,000	$3,282
Shin Zu Shing Co., Ltd.	1,000	3,082
Shinkong Synthetic Fibers Corp.	14,000	4,681
Sigurd Microelectronics Corp.	4,000	3,568
Silicon Integrated Systems Corp. (a)	5,000	1,963
Simplo Technology Co., Ltd.	1,729	8,693
Sinbon Electronics Co., Ltd.	6,000	5,475
Sinmag Bakery Machine Corp.	726	3,125
Sino-American Silicon Products, Inc.	3,000	3,580
Sinon Corp.	7,000	3,399
Sinphar Pharmaceutical Co., Ltd.	2,000	2,231
Sintek Photronic Corp. (a)	5,000	1,748
Sinyi Realty Co.	1,177	1,723
Solar Applied Materials Technology Corp.	3,599	4,387
Solartech Energy Corp. (a)	2,000	1,340
Standard Foods Corp.	582	1,593
Sunonwealth Electric Machine Industry Co., Ltd.	4,000	2,452
Systex Corp. (a)	3,000	3,404
Ta Chong Bank Co., Ltd. (a)	10,660	3,671
Ta Ya Electric Wire & Cable	15,000	3,688
Taichung Commercial Bank	15,570	5,389
Tainan Enterprises Co., Ltd.	3,000	3,125
Tainan Spinning Co., Ltd.	8,000	4,036
Taisun Enterprise Co., Ltd.	6,360	3,493
Taiwan Business Bank (a)	19,560	5,887
Taiwan Cogeneration Corp.	5,000	3,254
Taiwan Fire & Marine Insurance Co.	3,000	2,206
Taiwan Hon Chuan Enterprise Co., Ltd.	2,000	4,380
Taiwan Land Development Corp. (a)	7,430	2,891
Taiwan Secom Co., Ltd.	2,000	4,463
Taiwan Surface Mounting Technology Co., Ltd.	1,232	1,871
Tatung Co., Ltd. (a)	13,000	3,281
Teco Electric & Machinery Co., Ltd.	11,000	8,428
Test-Rite International Co.	4,246	3,231
Thye Ming Industrial Co., Ltd.	3,000	3,146
Tong Hsing Electronic Industries, Ltd.	1,000	3,495
Tong Yang Industry Co., Ltd.	3,240	2,907
Topco Scientific Co., Ltd.	2,000	3,299
Transcend Information, Inc.	2,000	5,565
Tripod Technology Corp.	3,000	6,436
TSRC Corp.	3,700	7,517
TTY Biopharm Co., Ltd.	679	2,619
Tung Ho Steel Enterprise Corp.	5,000	5,114
TXC Corp.	3,000	4,938
U-Ming Marine Transport Corp.	2,000	3,199
Unimicron Technology Corp.	7,000	7,424
Unity Opto Technology Co., Ltd. (a)	3,000	2,841
Unizyx Holding Corp.	5,000	2,454
UPC Technology Corp.	5,499	3,087
USI Corp.	4,200	3,363
Ve Wong Corp.	4,000	2,769
Via Technologies, Inc. (a)	2,000	1,591
Visual Photonics Epitaxy Co., Ltd.	1,008	1,236
Walsin Lihwa Corp. (a)	21,000	7,174
Wan Hai Lines, Ltd. (a)	6,000	3,461
Waterland Financial Holdings Co., Ltd.	12,160	4,179
Wei Chuan Food Corp.	3,000	3,735
Weikeng Industrial Co., Ltd.	3,000	2,170
Win Semiconductors Corp.	3,000	3,378
Winbond Electronics Corp. (a)	20,000	3,478
Wintek Corp. (a)	8,000	4,243
Wistron NeWeb Corp.	2,099	3,538
Yageo Corp. (a)	13,000	4,128
Yang Ming Marine Transport Corp. (a)	7,000	3,351
Yieh Phui Enterprise Co., Ltd.	9,180	3,010
Yuen Foong Yu Paper Manufacturing Co., Ltd.	9,000	4,354
Yungtay Engineering Co., Ltd.	2,000	3,685
Zenitron Corp.	3,000	1,818
Zinwell Corp.	3,000	2,567

		798,567

THAILAND — 5.9%
Bangkok Chain Hospital PCL	16,699	4,940
Bangkok Expressway PCL	5,232	5,944
Bangkok Life Assurance PCL, NVDR	2,100	4,273
Bangkokland PCL, NVDR	72,600	2,919
BTS Group Holdings PCL, NVDR	16,500	3,857
Bumrungrad Hospital PCL	2,886	6,982
Dynasty Ceramic PCL	2,266	3,371
Electricity Generating PCL	2,066	10,198
Esso Thailand PCL, NVDR	10,400	3,434
Jasmine International PCL, NVDR	24,200	4,272
Kiatnakin Bank PCL, NVDR	3,500	5,549
MBK PCL, NVDR	800	2,851
Minor International PCL	12,278	7,867
Precious Shipping PCL	5,974	2,773
Pruksa Real Estate PCL	8,551	5,898
Siam Global House PCL, NVDR	6,100	3,550
Sri Trang Agro-Industry PCL	5,666	3,241
Thai Airways International PCL (a)	4,638	3,351
Thai Stanley Electric PCL, NVDR	700	4,966
Thai Tap Water Supply PCL	27,504	8,272
Thai Vegetable Oil PCL	7,107	5,599
Thanachart Capital PCL	5	6
Thoresen Thai Agencies PCL	5,974	3,242
Tisco Financial Group PCL	3,608	6,251
True Corp. PCL, NVDR (a)	47,290	8,425
Vinythai PCL	2,898	1,705

		123,736

TOTAL COMMON STOCKS —
(Cost $1,900,854)		2,093,609

SHORT TERM INVESTMENTS — 14.2%
UNITED STATES — 14.2%
MONEY MARKET FUNDS — 14.2%
State Street Institutional Liquid Reserves Fund 0.17% (e)(f)	222,461	222,461
State Street Navigator Securities Lending Prime Portfolio (e)(g)	73,932	73,932

TOTAL SHORT TERM INVESTMENTS —
(Cost $296,393)		296,393

TOTAL INVESTMENTS — 114.4%
(Cost $2,197,247)		2,390,002
OTHER ASSETS & LIABILITIES — (14.4)%		(301,727)

NET ASSETS — 100.0%		$2,088,275

SPDR S&P Small Cap Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2012.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs. (See accompanying Notes to Schedules of Investments)
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Investments of cash collateral for securities loaned.
ADR = American Depositary Receipt
NVDR = Non Voting Depositary Receipt
REIT = Real Estate Investment Trust

SPDR S&P Small Cap Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2012*

PERCENT OF
INDUSTRY **	NET ASSETS

Real Estate Management & Development	10.3%
Semiconductors & Semiconductor Equipment	7.1
Chemicals	6.2
Electronic Equipment, Instruments & Components	5.6
Food Products	5.4
Metals & Mining	4.1
Commercial Banks	3.8
Computers & Peripherals	3.4
Pharmaceuticals	2.9
Machinery	2.9
Textiles, Apparel & Luxury Goods	2.9
Diversified Financial Services	2.5
Electrical Equipment	2.4
Hotels, Restaurants & Leisure	2.4
Construction & Engineering	2.3
Auto Components	2.2
Oil, Gas & Consumable Fuels	2.0
Independent Power Producers & Energy Traders	1.8
Multiline Retail	1.7
Communications Equipment	1.7
Automobiles	1.6
Marine	1.5
Transportation Infrastructure	1.4
Specialty Retail	1.2
Media	1.1
Capital Markets	1.1
Internet Software & Services	1.0
IT Services	1.0
Construction Materials	1.0
Leisure Equipment & Products	0.9
Software	0.9
Health Care Equipment & Supplies	0.9
Industrial Conglomerates	0.9
Health Care Providers & Services	0.8
Water Utilities	0.8
Paper & Forest Products	0.8
Household Durables	0.7
Airlines	0.7
Building Products	0.7
Diversified Telecommunication Services	0.6
Containers & Packaging	0.6
Commercial Services & Supplies	0.5
Beverages	0.5
Consumer Finance	0.5
Distributors	0.5
Air Freight & Logistics	0.4
Biotechnology	0.3
Wireless Telecommunication Services	0.3
Household Products	0.3
Food & Staples Retailing	0.3
Office Electronics	0.3
Trading Companies & Distributors	0.3
Gas Utilities	0.3
Electric Utilities	0.3
Aerospace & Defense	0.3
Personal Products	0.3
Insurance	0.2
Professional Services	0.2
Energy Equipment & Services	0.2
Diversified Consumer Services	0.2
Thrifts & Mortgage Finance	0.1
Internet & Catalog Retail	0.1
Short Term Investments	14.2
Other Assets & Liabilities	(14.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for Zhejiang Southeast Electric Power Co., which was a Level 2 and part of the Independent Power Producers & Energy Traders Industry, representing 0.42% of net assets, Bajaj Holdings and Investment, Ltd., which was a Level 2 and part of the Diversified Financial Services Industry, representing 0.27% of net assets, Garda Tujuh Buana Tbk PT, which was Level 2 and part of the Oil, Gas & Consumable Fuels Industry, representing 0.00% of net assets Boshiwa International Holding, Ltd., which was Level 3 and part of the Specialty Retail Industry, representing 0.00% of net assets and Bakrie and Brothers Tbk PT, which was Level 3 part of the Industrial Conglomerates Industry, representing 0.19% of net assets. (See accompanying Notes to Schedules of Investments)

SPDR S&P Russia ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
RUSSIA — 99.6%
CHEMICALS — 4.2%
Phosagro OAO GDR	10,609	$144,282
Uralkali OJSC GDR	36,971	1,412,662

		1,556,944

COMMERCIAL BANKS — 12.6%
NOMOS-BANK GDR (a)	9,188	124,497
Sberbank of Russia ADR	306,779	3,853,144
VTB Bank OJSC GDR	211,201	730,756

		4,708,397

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.8%
Rostelecom ADR	123	3,012
Rostelecom OJSC ADR	43,776	1,045,371

		1,048,383

ELECTRIC UTILITIES — 1.8%
Federal Hydrogenerating Co. JSC ADR	291,210	671,822

ENERGY EQUIPMENT & SERVICES — 1.6%
Eurasia Drilling Co., Ltd. GDR	9,680	345,576
IG Seismic Services PLC GDR (a)	991	18,829
Integra Group Holdings GDR (a)	45,642	19,170
TMK OAO GDR	12,833	196,473

		580,048

FOOD & STAPLES RETAILING — 4.9%
Magnit OJSC GDR	33,597	1,347,240
O’Key Group SA GDR	13,965	163,390
X5 Retail Group NV GDR (a)	16,725	298,541

		1,809,171

HOUSEHOLD DURABLES — 0.6%
PIK Group GDR (a)	95,606	210,333

INTERNET SOFTWARE & SERVICES — 1.4%
Mail.ru Group, Ltd. GDR	9,627	332,131
Yandex NV (a) (b)	9,433	203,470

		535,601

MEDIA — 0.2%
CTC Media, Inc. (b)	11,527	89,680

METALS & MINING — 11.0%
Evraz PLC	46,308	194,884
IRC, Ltd. (a)	208,000	31,398
Magnitogorsk Iron & Steel Works GDR (a)	27,577	120,401
Mechel OAO ADR (b)	24,351	168,752
MMC Norilsk Nickel OJSC ADR	101,605	1,872,580
Novolipetsk Steel OJSC GDR	13,410	271,553
Polymetal International PLC	24,514	468,208
Polyus Gold International Ltd. (a)	94,130	313,285
Severstal GDR	32,265	392,665
United Co. RUSAL PLC (a)	411,000	259,830

		4,093,556

OIL, GAS & CONSUMABLE FUELS — 49.0%
Alliance Oil Co., Ltd. SDR (a)	19,049	155,192
Exillon Energy PLC (a)	27,400	75,716
Gazprom Neft JSC ADR	12,809	296,913
Gazprom OAO ADR	694,337	6,568,428
Lukoil OAO ADR (c)	54,874	3,629,915
Lukoil OAO ADR (c)	17,560	1,185,300
NovaTek OAO GDR	13,076	1,566,505
Rosneft Oil Co. GDR	183,037	1,630,860
RusPetro PLC (a)	22,301	28,638
Surgutneftegas OJSC ADR	135,011	1,188,097
Surgutneftegas OJSC ADR Preference Shares	71,415	474,195
Tatneft ADR	32,839	1,430,795

		18,230,554

PHARMACEUTICALS — 0.8%
Pharmstandard GDR (a)	17,910	300,351

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.0%
AFI Development PLC, GDR (a)	98,400	56,236
Etalon Group, Ltd. GDR (a)	24,109	131,394
LSR Group OJSC GDR	43,798	182,462

		370,092

ROAD & RAIL — 0.7%
Globaltrans Investment PLC GDR	16,085	265,563

TRANSPORTATION INFRASTRUCTURE — 0.4%
Novorossiysk Commercial Sea Trade Port PJSC GDR	19,639	134,527

WIRELESS TELECOMMUNICATION SERVICES — 6.6%
Mobile TeleSystems ADR (b)	77,716	1,449,404
Sistema JSFC GDR	27,962	564,832
VimpelCom, Ltd. ADR	43,720	458,623

		2,472,859

TOTAL COMMON STOCKS —
(Cost $46,576,505)		37,077,881

SHORT TERM INVESTMENTS — 3.3%
UNITED STATES — 3.3%
MONEY MARKET FUNDS — 3.3%
State Street Institutional Liquid Reserves Fund 0.17% (d) (e)	950,326	950,326
State Street Navigator Securities Lending Prime Portfolio (d) (f)	286,940	286,940

TOTAL SHORT TERM INVESTMENTS —
(Cost $1,237,266)		1,237,266

TOTAL INVESTMENTS — 102.9% (g)
(Cost $47,813,771)		38,315,147
OTHER ASSETS & LIABILITIES — (2.9)%		(1,097,764)

NET ASSETS — 100.0%		$37,217,383

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2012.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Investments of cash collateral for securities loaned.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Russia ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company
SDR = Swedish Depositary Receipt

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 0.1%
AviChina Industry & Technology Co.	2,332,000	$1,028,976

AIRLINES — 1.0%
Air China, Ltd.	3,860,000	3,261,965
China Eastern Airlines Corp., Ltd. (a)	3,874,000	1,544,432
China Southern Airlines Co., Ltd. (b)	12,486,000	6,298,697

		11,105,094

AUTO COMPONENTS — 0.2%
Minth Group, Ltd.	886,000	1,018,503
Xinyi Glass Holdings Co., Ltd.	1,488,000	917,659

		1,936,162

AUTOMOBILES — 2.0%
Brilliance China Automotive Holdings, Ltd. (a)(b)	3,740,000	4,603,315
BYD Co., Ltd. (a)(b)	685,500	2,056,274
Dongfeng Motor Group Co., Ltd. (b)	4,090,300	6,311,564
Geely Automobile Holdings, Ltd. (b)	3,870,000	1,832,431
Great Wall Motor Co., Ltd. (Class H) (b)	1,128,000	3,558,268
Guangzhou Automobile Group Co., Ltd. (b)	2,954,637	2,618,856

		20,980,708

BEVERAGES — 0.3%
Tsingtao Brewery Co., Ltd. (b)	588,000	3,470,716

CHEMICALS — 0.9%
China Bluechemical, Ltd.	3,078,000	2,065,012
China Lumena New Materials Corp. (b)	4,982,000	1,079,851
Dongyue Group (b)	867,000	573,835
Fufeng Group, Ltd.	1,178,000	519,783
Huabao International Holdings, Ltd. (b)	1,535,000	760,484
Sinopec Shanghai Petrochemical Co., Ltd. (b)	6,174,000	2,198,500
Yingde Gases	1,911,000	1,942,842

		9,140,307

COMMERCIAL BANKS — 21.8%
Agricultural Bank of China, Ltd. (b)	32,781,000	16,198,382
Bank of China, Ltd.	89,613,700	40,003,793
Bank of Communications Co., Ltd.	9,294,824	7,003,332
China Citic Bank Corp., Ltd.	11,216,471	6,656,788
China Construction Bank Corp.	100,539,623	80,682,306
China Merchants Bank Co., Ltd. (b)	5,026,843	11,090,270
China Minsheng Banking Corp., Ltd. (Class H) (b)	5,052,500	5,840,701
Chongqing Rural Commercial Bank Co., Ltd. (b)	1,593,000	871,430
Industrial & Commercial Bank of China (b)	92,704,789	65,783,281

		234,130,283

COMMERCIAL SERVICES & SUPPLIES — 0.1%
China Everbright International, Ltd.	1,507,000	762,167

COMMUNICATIONS EQUIPMENT — 0.6%
AAC Technologies Holdings, Inc.	1,033,245	3,612,628
China All Access Holdings, Ltd. (b)	4,082,000	953,240
China Wireless Technologies, Ltd.	1,268,000	366,453
ZTE Corp. (b)	1,038,398	1,749,676

		6,681,997

COMPUTERS & PERIPHERALS — 0.8%
Lenovo Group, Ltd. (b)	8,260,000	7,481,141
TPV Technology, Ltd.	2,248,000	606,168

		8,087,309

CONSTRUCTION & ENGINEERING — 1.7%
China Communications Construction Co., Ltd. (Class H) (b)	6,968,394	6,724,886
China Railway Construction Corp. (Class H) (b)	3,596,375	4,087,818
China Railway Group, Ltd.	8,037,000	4,697,241
China State Construction International Holdings, Ltd.	914,000	1,096,680
Metallurgical Corp. of China, Ltd. (a)(b)	7,822,000	1,523,861

		18,130,486

CONSTRUCTION MATERIALS — 1.5%
Anhui Conch Cement Co., Ltd. (b)	1,926,000	7,007,387
BBMG Corp.	975,000	885,580
China National Building Material Co., Ltd. (b)	4,150,000	6,071,721
China Resources Cement Holdings, Ltd.	1,226,000	803,535
China Shanshui Cement Group, Ltd.	2,223,000	1,626,197

		16,394,420

DIVERSIFIED CONSUMER SERVICES — 0.3%
New Oriental Education & Technology Group, Inc. ADR (b)	164,369	3,193,690

DIVERSIFIED FINANCIAL SERVICES — 0.1%
Far East Horizon, Ltd.	1,433,000	1,153,670

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.0%
China Communications Services Corp., Ltd.	2,373,600	1,371,944
China Telecom Corp., Ltd.	19,290,951	10,727,081
China Unicom (Hong Kong), Ltd. (b)	5,937,805	9,514,768

		21,613,793

ELECTRICAL EQUIPMENT — 0.6%
China High Speed Transmission Equipment Group Co., Ltd. (a)(b)	1,633,000	636,273
Dongfang Electric Corp., Ltd. (b)	292,800	590,825
Harbin Electric Co., Ltd.	606,000	520,712
Shanghai Electric Group Co., Ltd. (b)	6,780,000	2,895,399
Zhuzhou CSR Times Electric Co., Ltd. (b)	597,000	2,210,583

		6,853,792

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Catic Shenzhen Holdings, Ltd. (a)	2,646,000	$966,111
Digital China Holdings, Ltd.	1,187,000	2,024,570
Ju Teng International Holdings, Ltd.	790,000	373,043
Kingboard Chemical Holdings, Ltd.	819,000	2,905,810

		6,269,534

ENERGY EQUIPMENT & SERVICES — 0.6%
Anton Oilfield Services Group	1,142,000	602,615
China Oilfield Services, Ltd.	2,077,900	4,284,026
Honghua Group, Ltd.	1,645,000	721,598
SPT Energy Group, Inc.	1,182,000	594,748

		6,202,987

FOOD & STAPLES RETAILING — 1.0%
China Resources Enterprise, Ltd.	1,779,854	6,418,253
Lianhua Supermarket Holdings Co., Ltd. (b)	760,000	727,559
Sun Art Retail Group Ltd. (b)	1,534,000	2,355,174
Wumart Stores, Inc. (b)	601,000	1,293,365

		10,794,351

FOOD PRODUCTS — 3.3%
Asian Citrus Holdings, Ltd.	1,833,323	870,437
China Agri-Industries Holdings, Ltd.	2,602,600	1,457,296
China Mengniu Dairy Co., Ltd.	2,371,110	6,730,155
China Milk Products Group, Ltd. (a)(c)	15,000	0
China Modern Dairy Holdings, Ltd. (a)(b)	3,240,000	890,380
China Yurun Food Group, Ltd. (a)(b)	1,780,000	1,292,942
CP Pokphand Co.	5,320,000	652,058
People’s Food Holdings, Ltd. (b)	1,441,000	1,274,073
Shenguan Holdings Group, Ltd. (b)	2,356,000	1,273,620
Tingyi Cayman Islands Holding Corp. (b)	2,767,844	7,695,548
Uni-President China Holdings Ltd.	734,000	777,481
Want Want China Holdings, Ltd. (b)	9,258,933	12,758,008

		35,671,998

GAS UTILITIES — 0.6%
China Gas Holdings, Ltd.	2,594,000	2,041,505
China Oil and Gas Group, Ltd. (a)	3,540,000	584,607
China Resources Gas Group, Ltd.	1,604,000	3,311,121

		5,937,233

HEALTH CARE EQUIPMENT & SUPPLIES — 0.6%
Mindray Medical International, Ltd. ADR	130,312	4,261,202
Shandong Weigao Group Medical Polymer Co., Ltd. (b)	2,352,000	2,339,604

		6,600,806

HEALTH CARE PROVIDERS & SERVICES — 0.5%
Shanghai Pharmaceuticals Holding Co., Ltd.	987,500	1,885,600
Sinopharm Group Co. (b)	944,400	2,954,734

		4,840,334

HOTELS, RESTAURANTS & LEISURE — 0.9%
Ajisen China Holdings, Ltd.	592,000	565,203
China Travel International Investment Hong Kong, Ltd.	6,176,000	1,266,937
Ctrip.com International, Ltd. ADR (a)(b)	217,552	4,958,010
Home Inns & Hotels Management, Inc. ADR (a)	39,399	1,138,631
REXLot Holdings, Ltd.	7,100,000	540,457
Shanghai Jin Jiang International Hotels Group Co., Ltd. (b)	8,256,000	1,576,457

		10,045,695

HOUSEHOLD DURABLES — 0.1%
Haier Electronics Group Co., Ltd. (a)	613,000	896,859
Skyworth Digital Holdings, Ltd.	882,000	451,762

		1,348,621

HOUSEHOLD PRODUCTS — 0.1%
NVC Lighting Holdings, Ltd. (b)	2,904,000	756,831

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.5%
China Longyuan Power Group Corp. (b)	3,138,000	2,170,043
China Resources Power Holdings Co., Ltd.	2,706,112	6,905,939
Datang International Power Generation Co., Ltd. (b)	7,446,287	2,843,689
Huaneng Power International, Inc.	4,770,129	4,412,655

		16,332,326

INDUSTRIAL CONGLOMERATES — 1.3%
Beijing Enterprises Holdings, Ltd. (b)	879,500	5,730,307
Citic Pacific, Ltd. (b)	2,657,000	3,962,781
Shanghai Industrial Holdings, Ltd.	1,335,000	4,693,517

		14,386,605

INSURANCE — 6.4%
China Life Insurance Co., Ltd. (b)	9,762,040	31,864,842
China Pacific Insurance Group Co., Ltd.	1,981,600	7,324,724
China Taiping Insurance Holdings Co., Ltd. (a)	1,361,800	2,758,441
New China Life Insurance Co. Ltd. (b)	473,800	1,800,243
PICC Property & Casualty Co., Ltd.	3,558,759	4,986,308
Ping An Insurance Group Co. of China, Ltd. (b)	2,370,300	19,847,174

		68,581,732

INTERNET SOFTWARE & SERVICES — 8.4%
Baidu, Inc. ADR (a)	340,178	34,116,452
NetEase, Inc. ADR (a)	109,720	4,668,586
Sina Corp. (a)(b)	83,242	4,180,413
Sohu.com, Inc. (a)	57,922	2,742,027
Tencent Holdings, Ltd.	1,342,183	43,118,312
Youku Tudou, Inc. ADR (a)(b)	92,603	1,689,079

		90,514,869

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

IT SERVICES — 0.2%
Travelsky Technology, Ltd.	3,408,000	$1,820,332

LEISURE EQUIPMENT & PRODUCTS — 0.0% (d)
Sunny Optical Technology Group Co., Ltd.	531,000	347,339

MACHINERY — 1.0%
Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd. (b)	1,441,600	2,124,034
China National Materials Co., Ltd. (b)	1,746,000	536,132
China Rongsheng Heavy Industries Group Holdings, Ltd. (b)	3,078,000	492,426
Lonking Holdings, Ltd. (b)	3,710,000	976,461
Weichai Power Co., Ltd. (b)	895,920	3,976,293
Yangzijiang Shipbuilding Holdings, Ltd. (b)	3,834,000	3,013,213

		11,118,559

MARINE — 0.5%
China COSCO Holdings Co., Ltd. (a)(b)	5,075,675	2,488,445
China Shipping Container Lines Co., Ltd. (a)(b)	6,236,500	1,794,306
China Shipping Development Co., Ltd. (b)	2,013,800	1,153,586

		5,436,337

MEDIA — 0.3%
Focus Media Holding, Ltd. ADR (b)	136,734	3,511,329

METALS & MINING — 2.0%
Aluminum Corp. of China, Ltd. (a)(b)	7,684,000	3,519,382
Angang Steel Co., Ltd. (a)(b)	2,355,720	1,726,325
China Metal Recycling Holdings, Ltd. (b)	426,600	441,414
China Molybdenum Co., Ltd.	2,228,000	977,338
Jiangxi Copper Co., Ltd. (Class H)	2,362,000	6,216,712
Maanshan Iron & Steel (a)(b)	4,766,000	1,445,016
North Mining Shares Co., Ltd. (a)	5,350,000	352,026
Shougang Fushan Resources Group, Ltd. (b)	964,000	354,464
Zhaojin Mining Industry Co., Ltd. (b)	1,474,000	2,301,089
Zijin Mining Group Co., Ltd. (b)	11,472,750	4,514,587

		21,848,353

MULTILINE RETAIL — 0.5%
Golden Eagle Retail Group, Ltd. (b)	1,005,120	2,474,269
Intime Department Store Group Co., Ltd.	1,117,000	1,317,195
Parkson Retail Group, Ltd. (b)	2,374,000	1,914,306

		5,705,770

OIL, GAS & CONSUMABLE FUELS — 14.3%
China Coal Energy Co., Ltd (b)	6,000,013	6,518,009
China Petroleum & Chemical Corp.	22,537,877	25,530,433
China Shenhua Energy Co., Ltd.	4,912,200	21,516,245
CNOOC, Ltd.	20,754,174	44,931,206
Inner Mongolia Yitai Coal Co. Ltd. (a)	323,800	1,879,923
Kunlun Energy Co., Ltd. (b)	3,557,400	7,426,119
MIE Holdings Corp.	1,816,000	569,341
Newocean Energy Holdings, Ltd.	968,000	568,247
PetroChina Co., Ltd.	27,596,930	39,094,331
United Energy Group, Ltd. (a)	3,834,000	692,518
Yanzhou Coal Mining Co., Ltd. (b)	2,963,900	4,902,327

		153,628,699

PAPER & FOREST PRODUCTS — 0.4%
Lee & Man Paper Manufacturing, Ltd.	2,823,000	1,777,384
Nine Dragons Paper Holdings, Ltd. (b)	2,675,000	2,415,864

		4,193,248

PERSONAL PRODUCTS — 0.7%
Hengan International Group Co., Ltd.	815,000	7,355,226

PHARMACEUTICALS — 0.6%
China Medical System Holdings, Ltd.	861,000	666,508
China Shineway Pharmaceutical Group, Ltd.	433,000	731,829
Guangzhou Pharmaceutical Co. Ltd. (b)	302,000	536,137
Shandong Luoxin Pharmacy Stock Co., Ltd.	276,000	291,994
Sihuan Pharmaceutical Holdings Group, Ltd. (b)	2,782,000	1,220,357
Sino Biopharmaceutical	3,608,000	1,722,340
WuXi PharmaTech Cayman, Inc. ADR (a)	102,611	1,616,123

		6,785,288

REAL ESTATE MANAGEMENT & DEVELOPMENT — 6.5%
Agile Property Holdings, Ltd. (b)	2,663,109	3,745,123
China Overseas Land & Investment, Ltd. (b)	5,445,862	16,230,402
China Resources Land, Ltd. (b)	2,950,000	8,030,732
China South City Holdings, Ltd. (b)	10,336,000	1,560,231
Country Garden Holdings Co. (a)(b)	10,759,910	5,636,186
Evergrande Real Estate Group, Ltd. (b)	5,490,000	3,010,315
Franshion Properties China, Ltd. (b)	1,176,000	423,314
Greentown China Holdings, Ltd. (b)	492,500	902,288
Guangzhou R&F Properties Co., Ltd. (Class H) (b)	1,928,224	3,209,208
Hopson Development Holdings, Ltd. (a)	666,000	1,063,765
Kaisa Group Holdings, Ltd. (a)	1,857,000	575,008
KWG Property Holding, Ltd. (b)	355,000	266,564
Longfor Properties Co., Ltd.	1,221,000	2,391,322
Poly Hong Kong Investments, Ltd. (a)	1,920,000	1,501,152
Renhe Commercial Holdings Co., Ltd. (a)(b)	15,680,000	1,638,633
Shenzhen Investment, Ltd.	2,326,000	942,302
Shimao Property Holdings, Ltd. (b)	2,245,941	4,236,394
Shui On Land, Ltd.	1,660,000	803,138
Sino-Ocean Land Holdings, Ltd. (b)	6,086,583	4,546,768
Soho China, Ltd. (b)	1,532,000	1,229,419

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Sunac China Holdings, Ltd.	1,659,000	$1,284,246
Yanlord Land Group, Ltd. (a)(b)	1,774,000	2,207,515
Yuexiu Property Co., Ltd.	9,214,000	2,912,494
Yuzhou Properties Co.	3,511,200	1,019,269

		69,365,788

ROAD & RAIL — 0.2%
Guangshen Railway Co., Ltd. (b)	4,400,000	1,748,453

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.3%
GCL Poly Energy Holdings, Ltd. (b)	7,821,000	1,574,119
Semiconductor Manufacturing International Corp. (a)	33,496,000	1,663,812

		3,237,931

SOFTWARE — 0.2%
AsiaInfo-Linkage, Inc. (a)	115,200	1,249,920
Kingsoft Corp., Ltd.	843,000	593,842
NetDragon Websoft, Inc.	351,000	501,762

		2,345,524

SPECIALTY RETAIL — 1.4%
Belle International Holdings, Ltd.	5,014,000	10,880,804
China ZhengTong Auto Services Holdings, Ltd. (a)(b)	472,000	328,232
GOME Electrical Appliances Holding, Ltd. (a)(b)	10,135,000	1,202,991
Hengdeli Holdings, Ltd.	3,899,360	1,398,585
Zhongsheng Group Holdings, Ltd. (b)	873,000	1,320,056

		15,130,668

TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Anta Sports Products, Ltd. (b)	872,000	771,776
Bosideng International Holdings, Ltd. (b)	5,346,000	1,586,381
Cecep Costin New Materials Group, Ltd.	1,453,000	556,766
China Dongxiang Group Co.	7,231,000	960,918
Li Ning Co., Ltd. (a)(b)	1,487,500	967,249
Ports Design, Ltd. (b)	804,000	638,980
Shenzhou International Group Holdings, Ltd.	199,000	449,305

		5,931,375

TRANSPORTATION INFRASTRUCTURE — 2.6%
Anhui Expressway Co., Ltd.	2,938,000	1,664,052
Beijing Capital International Airport Co., Ltd.	3,177,939	2,275,565
China Merchants Holdings International Co., Ltd.	2,089,182	6,698,126
COSCO Pacific, Ltd.	2,706,273	3,854,707
Jiangsu Expressway Co., Ltd. (b)	7,068,795	7,286,900
Shenzhen Expressway Co., Ltd.	4,140,000	1,597,064
Shenzhen International Holdings, Ltd.	6,757,500	706,190
Zhejiang Expressway Co., Ltd. (Class H)	4,732,000	3,724,134

		27,806,738

WATER UTILITIES — 0.5%
Beijing Enterprises Water Group, Ltd.	2,160,000	557,358
Guangdong Investment, Ltd. (b)	5,948,000	4,673,464

		5,230,822

WIRELESS TELECOMMUNICATION SERVICES — 7.2%
China Mobile, Ltd.	6,670,504	77,670,576

TOTAL COMMON STOCKS —
(Cost $1,060,949,413)		1,073,165,847

SHORT TERM INVESTMENTS — 13.1%
UNITED STATES — 13.1%
MONEY MARKET FUNDS — 13.1%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	133,762,565	133,762,565
State Street Institutional Liquid Reserves Fund 0.17% (f)(g)	6,868,420	6,868,420

TOTAL SHORT TERM INVESTMENTS —
(Cost $140,630,985)		140,630,985

TOTAL INVESTMENTS — 113.0% (h)
(Cost $1,201,580,398)		1,213,796,832
OTHER ASSETS & LIABILITIES — (13.0)%		(139,276,421)

NET ASSETS — 100.0%		$1,074,520,411

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2012.
(c)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
ADR = American Depositary Receipt

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

GEOGRAPHICAL BREAKDOWN AS OF
DECEMBER 31, 2012*

PERCENT OF
COUNTRY	NET ASSETS

China	71.9%
Hong Kong	28.0
United States Short Term Investments	13.1
Other Assets & Liabilities	(13.0)

Total	100.0%

*	The Fund’s geographical breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.8%
BRAZIL — 13.8%
All America Latina Logistica SA	9,002	$36,536
Banco Bradesco SA Preference Shares ADR	98,615	1,712,943
Banco do Brasil SA	29,261	365,852
Banco Santander Brasil SA	11,455	83,752
BM&FBOVESPA SA	68,828	470,619
BR Malls Participacoes SA	25,344	334,454
Bradespar SA Preference Shares	17,914	287,236
Brasil Brokers Participacoes SA	6,953	23,092
Braskem SA Preference Shares ADR (a)	6,830	91,180
BRF — Brasil Foods SA ADR (a)	18,661	393,934
CCR SA	15,100	143,441
Centrais Eletricas Brasileiras SA ADR	21,868	68,228
Cia Hering	1,753	35,950
Cielo SA	2,000	55,668
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR	8,646	383,796
Companhia de Bebidas das Americas Preference Shares ADR	56,546	2,374,366
Companhia de Saneamento Basico do Estado de Sao Paulo	9,401	398,859
Companhia Energetica de Minas Gerais ADR	33,064	359,075
Companhia Energetica de Sao Paulo Preference Shares	2,200	20,834
Companhia Siderurgica Nacional SA ADR	55,930	329,987
Cosan SA Industria e Comercio	7,086	144,489
Cyrela Brazil Realty SA	19,958	174,383
Cyrela Commercial Properties SA Empreendimentos e Participacoes	1,877	22,854
Diagnosticos da America SA	8,172	52,644
Duratex SA	12,118	87,889
Empresa Brasileira de Aeronautica SA	30,484	215,137
Fibria Celulose SA ADR (a)(b)	10,760	122,341
Gafisa SA (b)	4,840	11,134
Gerdau SA ADR	41,651	374,442
Hypermarcas SA (b)	1,852	15,033
Investimentos Itau SA	36,515	258,414
Investimentos Itau SA Preference Shares	191,419	905,910
Itau Unibanco Holding SA Preference Shares ADR	119,381	1,965,011
JBS SA (b)	8,000	23,443
LLX Logistica SA (b)	3,434	4,025
Lojas Americanas SA Preference Shares	22,857	204,625
Lojas Renner SA	12,912	502,922
Metalurgica Gerdau SA Preference Shares	22,247	248,819
MMX Mineracao e Metalicos SA (b)	8,331	18,106
MRV Engenharia e Participacoes SA	3,872	22,655
Natura Cosmeticos SA	10,909	312,432
OGX Petroleo e Gas Participacoes SA (b)	39,090	83,621
Oi SA ADR (c)	4,049	17,411
Oi SA ADR (c)	21,412	85,862
PDG Realty SA Empreendimentos e Participacoes	25,689	41,529
Petroleo Brasileiro SA ADR	55,031	1,071,454
Petroleo Brasileiro SA Preference Shares ADR	75,715	1,461,299
Souza Cruz SA	36,006	541,805
Telefonica Brasil SA ADR	7,869	189,328
Telefonica Brasil SA Preference Shares	20,142	482,031
Tim Participacoes SA ADR	8,662	171,681
Tractebel Energia SA ADR	8,776	142,083
Usinas Siderurgicas de Minas Gerais SA ADR	32,728	204,599
Vale SA ADR	69,505	1,456,825
Vale SA Preference Shares ADR	105,381	2,139,234
Weg SA	17,708	233,512

		21,978,784

CHILE — 2.2%
Antarchile SA	12,687	196,081
Compania General de Electricidad SA	30,479	176,330
Empresa Electrica Pilmaiquen	15,462	64,102
Empresa Nacional de Electricidad SA ADR	6,440	314,336
Empresas COPEC SA	29,214	412,340
Empresas Iansa SA	313,652	22,797
Enersis SA ADR	15,734	286,674
Enjoy SA	136,010	33,520
Latam Airlines Group SA, ADR (a)	16,512	389,023
Madeco SA	665,269	24,315
Multiexport Foods SA	123,748	29,593
Parque Arauco SA	163,358	405,631
SACI Falabella	88,542	909,830
Socovesa SA	53,033	25,132
Vina Concha y Toro SA ADR	4,229	161,886

		3,451,590

CHINA — 14.3%
Agricultural Bank of China, Ltd. (a)	352,000	173,937
Air China, Ltd.	144,000	121,690
Aluminum Corp. of China, Ltd. (a)(b)	240,000	109,923
Angang Steel Co., Ltd. (a)(b)	50,640	37,110
Anhui Conch Cement Co., Ltd. (a)	144,000	523,917
Baidu, Inc. ADR (b)	14,722	1,476,469
Bank of China, Ltd.	1,899,900	848,120
Bank of Communications Co., Ltd.	383,864	289,228
Brilliance China Automotive Holdings, Ltd. (b)	110,000	135,392
China Citic Bank Corp., Ltd.	270,000	160,240
China Coal Energy Co., Ltd (a)	240,000	260,720
China Communications Construction Co., Ltd. (Class H) (a)	221,000	213,277
China Construction Bank Corp.	2,415,280	1,938,244
China COSCO Holdings Co., Ltd. (a)(b)	168,425	82,574
China Fangda Group Co., Ltd. (b)	72,300	23,600
China Life Insurance Co., Ltd.	412,000	1,344,833
China Merchants Bank Co., Ltd. (a)	205,645	453,696
China National Building Material Co., Ltd. (a)	40,000	58,523
China Oilfield Services, Ltd.	192,000	395,848
China Petroleum & Chemical Corp.	934,000	1,058,016

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

China Railway Construction Corp. (Class H) (a)	120,000	$136,398
China Railway Group, Ltd.	216,000	126,242
China Shenhua Energy Co., Ltd.	192,000	840,992
China Shipping Container Lines Co., Ltd. (a)(b)	388,350	111,732
China Shipping Development Co., Ltd. (a)	96,000	54,993
China Telecom Corp., Ltd.	866,000	481,555
China Wireless Technologies, Ltd.	48,000	13,872
Chongqing Machinery & Electric Co., Ltd.	30,000	4,877
Ctrip.com International, Ltd. ADR (a)(b)	9,716	221,428
Datang International Power Generation Co., Ltd.	288,000	109,985
Dongfang Electric Corp., Ltd. (a)	9,600	19,371
Dongfeng Motor Group Co., Ltd. (a)	240,000	370,334
Focus Media Holding, Ltd. ADR (a)	5,419	139,160
Great Wall Motor Co., Ltd. (Class H) (a)	39,250	123,814
Guangdong Electric Power Development Co. Ltd.	57,000	34,711
Guangshen Railway Co., Ltd. (a)	192,000	76,296
Guangzhou Automobile Group Co., Ltd. (a)	116,636	103,381
Guangzhou R&F Properties Co., Ltd. (Class H) (a)	86,400	143,798
Harbin Electric Co., Ltd.	48,000	41,245
Hengan International Group Co., Ltd.	5,000	45,124
Huadian Power International Co. (b)	288,000	101,068
Huaneng Power International, Inc.	240,000	222,014
Huangshan Tourism Development Co., Ltd.	24,200	30,008
Industrial & Commercial Bank of China (a)	2,276,590	1,615,467
Jiangsu Expressway Co., Ltd. (a)	146,000	150,505
Jiangsu Future Land Co., Ltd.	58,700	49,895
Jiangxi Copper Co., Ltd. (Class H)	50,000	131,598
Konka Group Co., Ltd.	225,500	66,624
Maanshan Iron & Steel (a)(b)	144,000	43,660
Mindray Medical International, Ltd. ADR	462	15,107
NetEase, Inc. ADR (b)	5,732	243,897
New Oriental Education & Technology Group, Inc. ADR (a)	3,600	69,948
Nine Dragons Paper Holdings, Ltd. (a)	72,000	65,025
Parkson Retail Group, Ltd. (a)	59,634	48,087
PetroChina Co., Ltd.	1,056,000	1,495,949
PICC Property & Casualty Co., Ltd. (a)	211,200	295,920
Ping An Insurance Group Co. of China, Ltd. (a)	66,000	552,636
Semiconductor Manufacturing International Corp. (b)	812,000	40,334
Shandong Weigao Group Medical Polymer Co., Ltd. (a)	56,000	55,705
Shanghai Dajiang Group, Class B (b)	194,201	54,765
Shanghai Electric Group Co., Ltd. (a)	240,000	102,492
Shanghai Jinjiang International Industrial Investment Co. Ltd.	27,400	20,632
Shanghai Jinqiao Export Processing Zone Development Co. Ltd.	53,934	49,188
Shenzhen Expressway Co., Ltd.	192,000	74,067
Sina Corp. (a)(b)	2,754	138,306
Sinopec Shanghai Petrochemical Co., Ltd. (a)	192,000	68,369
Suntech Power Holdings Co., Ltd. ADR (a)(b)	4,665	7,137
Tencent Holdings, Ltd.	71,700	2,303,399
Tingyi Cayman Islands Holding Corp. (a)	144,000	400,369
Travelsky Technology, Ltd.	177,000	94,542
Want Want China Holdings, Ltd.	266,000	366,525
Weiqiao Textile Co. (a)	60,500	23,729
Yanzhou Coal Mining Co., Ltd. (a)	144,000	238,178
Zhejiang Expressway Co., Ltd. (Class H)	192,000	151,106
Zhejiang Southeast Electric Power Co. (d)	201,500	115,661
Zhuzhou CSR Times Electric Co., Ltd. (a)	14,000	51,839
Zijin Mining Group Co., Ltd. (a)	291,000	114,510
ZTE Corp. (a)	63,273	106,614

		22,679,540

COLOMBIA — 0.6%
Almacenes Exito SA	2,783	55,912
Bancolombia SA	7,746	131,511
BanColombia SA ADR	2,746	182,829
Bolsa de Valores de Colombia	5,054,694	84,960
Empresa de Telecomunicaciones de Bogota (b)	146,809	32,901
Fabricato SA (b)(e)	1,263,333	35,748
Grupo Argos SA	2,375	28,226
Grupo Aval Acciones y Valores	177,491	129,578
Grupo Nutresa SA	2,794	40,194
Grupo Odinsa SA	12,225	59,914
Interbolsa SA/Colombia (b)(e)	52,588	0
Interconexion Electrica SA ESP	11,295	61,365
Isagen SA ESP	49,790	70,585
Tableros y Maderas de Caldas SA	17,993,935	85,031

		998,754

CZECH REPUBLIC — 0.5%
CEZ AS	10,020	357,954
Komercni Banka AS	1,052	221,621
Telefonica O2 Czech Republic AS	7,047	119,802
Unipetrol (b)	7,138	65,624

		765,001

EGYPT — 0.5%
Commercial International Bank Egypt SAE	66,549	361,482
Egyptian Financial Group-Hermes Holding (b)	29,014	50,193
Egyptian Kuwait Holding Co.	30,292	38,774
Orascom Construction Industries (b)	8,363	331,611
Orascom Telecom Holding SAE (b)	35,705	22,272
Orascom Telecom Holding SAE GDR (b)(f)	21,394	67,134

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Orascom Telecom Media & Technology Holding SAE	33,153	$2,865

		874,331

HONG KONG — 6.1%
AAC Technologies Holdings, Inc.	96,000	335,653
Agile Property Holdings, Ltd. (a)	144,000	202,507
Beijing Capital International Airport Co., Ltd.	144,000	103,111
Belle International Holdings, Ltd.	64,000	138,885
Chailease Holding Co., Ltd.	9,000	20,641
Chaoda Modern Agriculture Holdings, Ltd. (a)(b)(e)	136,550	0
China High Speed Transmission Equipment Group Co., Ltd. (a)(b)	29,000	11,299
China Mengniu Dairy Co., Ltd.	72,000	204,365
China Merchants Holdings International Co., Ltd.	55,709	178,609
China Mobile Games & Entertainment Group, Ltd. ADR (a)(b)	56	235
China Mobile, Ltd.	259,500	3,021,588
China Overseas Land & Investment, Ltd. (a)	195,200	581,758
China Power International Development, Ltd. (a)	240,000	76,172
China Resources Enterprise, Ltd.	48,000	173,091
China Resources Land, Ltd. (a)	96,000	261,339
China Resources Power Holdings Co., Ltd.	101,600	259,281
China Travel International Investment Hong Kong, Ltd.	240,000	49,233
China Unicom (Hong Kong), Ltd. (a)	197,668	316,744
China Yurun Food Group, Ltd. (b)	12,000	8,716
Citic Pacific, Ltd. (a)	48,000	71,590
CNOOC, Ltd.	787,000	1,703,795
Comba Telecom Systems Holdings, Ltd. (a)	26,780	9,640
COSCO Pacific, Ltd.	99,123	141,187
Digital China Holdings, Ltd. (a)	26,000	44,346
Guangdong Investment, Ltd. (a)	194,000	152,430
Hengdeli Holdings, Ltd.	576,000	206,594
Kingboard Chemical Holdings, Ltd.	39,450	139,969
Kingboard Laminates Holdings, Ltd. (a)	29,500	13,549
Kunlun Energy Co., Ltd.	240,000	501,003
KWG Property Holding, Ltd.	42,000	31,537
Lenovo Group, Ltd. (a)	336,000	304,318
Li Ning Co., Ltd. (a)(b)	48,000	31,212
Real Nutriceutical Group, Ltd. (a)	14,000	5,094
Shimao Property Holdings, Ltd. (a)	72,000	135,810
Sino Biopharmaceutical	84,000	40,099
Sino-Ocean Land Holdings, Ltd. (a)	174,186	130,120
Sinotrans, Ltd.	240,000	38,705
Tianneng Power International, Ltd.	22,000	14,135
VODone, Ltd.	80,200	7,657
Wasion Group Holdings, Ltd.	18,000	8,430
Yuexiu Property Co., Ltd.	336,000	106,208
Yuexiu Transport Infrastructure, Ltd.	1,258	609

		9,781,264

HUNGARY — 0.4%
MOL Hungarian Oil and Gas NyRt (a)	3,348	269,116
OTP Bank NyRt	13,545	254,484
Richter Gedeon NyRt	1,158	189,832

		713,432

INDIA — 8.5%
Adani Enterprises, Ltd.	704	3,487
Alok Industries Ltd.	174,393	35,331
Ambuja Cements, Ltd.	13,957	51,176
Ambuja Cements, Ltd. GDR	17,217	62,963
Amtek Auto, Ltd.	5,719	9,217
Anant Raj Industries, Ltd.	39,342	64,553
Apollo Hospitals Enterprise, Ltd.	3,514	50,497
Ashok Leyland, Ltd.	21,122	10,389
Aurobindo Pharma, Ltd.	5,724	19,787
Axis Bank, Ltd.	4,362	107,999
Bajaj Hindusthan, Ltd.	60,061	27,569
Bajaj Holdings and Investment, Ltd. (d)	1,945	31,898
Balrampur Chini Mills, Ltd. (b)	29,919	26,948
BF Investment, Ltd. (b)	7,045	5,593
Bharat Heavy Electricals, Ltd.	45,662	190,224
Bharti Airtel, Ltd.	89,317	516,927
Biocon, Ltd.	1,584	8,291
Britannia Industries Ltd.	2,996	27,272
Cipla, Ltd.	31,166	235,636
Core Education & Technologies, Ltd.	6,683	38,703
Development Credit Bank Ltd. (b)	82,746	73,851
Dewan Housing Finance Corp., Ltd.	10,284	33,955
Dr. Reddy’s Laboratories, Ltd. ADR	8,918	296,880
Educomp Solutions, Ltd.	12,398	31,589
Era Infra Engineering, Ltd.	2,375	5,876
Fortis Healthcare, Ltd. (b)	16,290	34,177
GAIL India, Ltd.	34,294	223,296
Gammon India, Ltd.	2,109	1,465
Gateway Distriparks, Ltd.	9,746	24,921
Godrej Industries, Ltd.	16,751	94,822
Grasim Industries, Ltd. GDR (c)	803	46,213
Grasim Industries, Ltd. GDR (c)	180	10,413
Gruh Finance Ltd.	13,704	59,391
GTL Infrastructure Ltd. (b)	230,516	16,619
GTL, Ltd. (b)	1,496	747
Gujarat NRE Coke, Ltd.	9,766	3,574
GVK Power & Infrastructure, Ltd. (b)	86,321	21,348
HCL Technologies, Ltd.	8,768	99,010
HDFC Bank, Ltd.	65,513	811,409
Hero Motocorp, Ltd.	9,976	346,056
Hindalco Industries, Ltd.	31,765	75,658
Hindustan Construction Co. (b)	10,733	3,536
Hindustan Unilever, Ltd.	79,182	758,508
Housing Development & Infrastructure, Ltd. (b)	9,068	18,454
Housing Development Finance Corp., Ltd.	67,761	1,025,072
ICICI Bank, Ltd. ADR	13,844	603,737
India Infoline, Ltd.	122,716	192,395
Indiabulls Infrastructure & Power, Ltd. (b)	35,571	4,480
Indiabulls Real Estate, Ltd. (b)	13,027	17,796
Indian Hotels Co., Ltd.	42,869	49,332

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Infosys Technologies, Ltd. ADR (a)	24,106	$1,019,684
Infrastructure Development Finance Co., Ltd.	27,117	84,781
IRB Infrastructure Developers, Ltd.	2,814	6,561
ITC, Ltd.	4,878	25,534
ITC, Ltd. GDR (c)	3,032	15,824
ITC, Ltd. GDR (c)(f)	43,553	227,978
IVRCL Infrastructures & Projects, Ltd. (b)	11,003	9,157
Jain Irrigation Systems, Ltd. (c)	7,479	10,238
Jain Irrigation Systems, Ltd. (c)	331	226
Jaiprakash Associates, Ltd.	40,215	71,123
Jet Airways India, Ltd. (b)	8,872	90,566
Jindal Steel & Power, Ltd.	3,695	30,203
Lanco Infratech, Ltd. (b)	22,434	5,548
Larsen & Toubro, Ltd. GDR (a)	9,871	287,740
LIC Housing Finance, Ltd.	9,863	52,447
Mahanagar Telephone Nigam (b)	33,281	16,036
Mahindra & Mahindra Financial Services	1,779	35,668
Mahindra & Mahindra, Ltd. GDR	16,906	282,499
Maruti Suzuki India, Ltd.	7,526	204,674
Monnet Ispat, Ltd.	3,951	20,307
MRF, Ltd.	90	21,057
Nagarjuna Construction Co., Ltd.	7,396	7,782
Oil & Natural Gas Corp., Ltd.	89,235	436,484
OnMobile Global, Ltd.	2,287	1,789
Opto Circuits India, Ltd.	3,539	6,924
PTC India, Ltd.	28,683	38,609
Punj Lloyd, Ltd.	8,003	8,764
REI Agro, Ltd.	27,188	5,310
Reliance Capital, Ltd.	3,948	34,573
Reliance Communications, Ltd.	48,547	65,479
Reliance Industries, Ltd. GDR (f)	38,207	1,166,078
Reliance Infrastructure, Ltd.	11,601	110,219
Rolta India, Ltd.	3,695	4,144
Ruchi Soya Industries Ltd.	21,090	24,808
Satyam Computer Services, Ltd. (b)	28,243	55,182
SE Investments Ltd.	17,843	123,621
Sesa Goa, Ltd.	16,274	58,053
Shree Renuka Sugars, Ltd. (b)	47,710	27,647
Shriram Transport Finance Co. Ltd.	2,574	35,582
Siemens India, Ltd.	10,573	128,858
Sintex Industries, Ltd.	26,648	31,711
State Bank of India GDR	2,235	200,368
Strides Arcolab, Ltd.	1,510	30,200
Sun TV Network, Ltd.	3,514	27,392
Suzlon Energy, Ltd. (b)	215,945	73,111
Tata Communications Ltd.	7,891	33,939
Tata Consultancy Services, Ltd.	21,505	492,919
Tata Motors, Ltd. ADR	11,551	331,745
Tata Power Co., Ltd.	99,428	200,253
Tata Steel, Ltd.	16,815	131,506
Ultratech Cement, Ltd. GDR	354	12,833
Unitech, Ltd. (b)	73,588	45,195
United Breweries, Ltd.	2,469	41,816
United Spirits, Ltd.	2,572	89,133
Videocon Industries, Ltd.	12,712	49,802
VST Industries Ltd.	926	32,958
Wipro, Ltd. ADR (a)	24,201	212,001
Wockhardt Ltd. (b)	828	23,768
Zee Entertainment Enterprises, Ltd.	19,362	77,992

		13,505,439

INDONESIA — 3.2%
Agis Tbk PT (b)	296,500	14,613
Astra International Tbk PT	1,440,500	1,135,958
Bank Central Asia Tbk PT	855,000	807,315
Bank Danamon Indonesia Tbk PT	206,218	120,896
Bank Mandiri Tbk PT	511,449	429,856
Bank Rakyat Indonesia Persero Tbk PT	778,000	561,048
Barito Pacific Tbk PT (b)	406,000	17,693
Bumi Resources Tbk PT	735,500	45,027
BW Plantation Tbk PT (d)	165,000	23,626
Garuda Indonesia Tbk PT (b)	547,000	37,460
Indofood Sukses Makmur Tbk PT	536,500	325,658
Indosat Tbk PT	108,000	72,280
Kalbe Farma Tbk PT	2,963,000	325,892
Lippo Karawaci Tbk PT	243,500	25,266
Mayora Indah Tbk PT	13,500	28,016
Medco Energi Internasional Tbk PT	281,500	47,610
Perusahaan Gas Negara Persero Tbk PT	617,000	294,495
Telekomunikasi Indonesia Tbk PT	312,500	293,450
Tiga Pilar Sejahtera Food Tbk	255,000	28,576
United Tractors Tbk PT	178,318	364,500
XL Axiata Tbk PT	29,000	17,152

		5,016,387

MALAYSIA — 3.8%
Aeon Co. M Bhd	185,400	856,065
Aeon Credit Service M Bhd	4,500	18,012
AirAsia Bhd	52,400	46,951
Alliance Financial Group Bhd	200,800	288,921
Berjaya Sports Toto Bhd	98,300	143,046
Bintulu Port Holdings Bhd	94	215
Bursa Malaysia Bhd	41,293	83,990
Carlsberg Brewery Malay Bhd	268,697	1,100,094
Dialog Group Bhd	509,809	400,112
Digi.Com Bhd	259,600	449,079
Genting Bhd	157,000	472,335
Genting Malaysia Bhd	20,800	24,146
Guan Chong Bhd	31,600	16,947
IGB Corp. Bhd	213,653	160,694
IOI Corp. Bhd	247,460	412,703
KFC Holdings Bhd (b)	428,132	555,816
KNM Group Bhd (b)	189,018	28,124
Malaysian Airline System Bhd (b)	231,700	53,796
Malaysian Resources Corp. Bhd	282,900	143,393
Multi-Purpose Holdings Bhd	149,660	170,802
Naim Holdings Bhd	87	50
OSK Holdings Bhd	247,306	116,455
OSK Ventures International Bhd	27,900	3,421
SP Setia Bhd	14,800	14,955
TA Enterprise Bhd	255,000	42,528
TA Global Bhd	103,240	8,103
TA Global Bhd Preference Shares	98,826	7,595
Tebrau Teguh Bhd (b)	18,200	4,196
UEM Land Holdings Bhd (b)	404,488	277,771
Unisem M Bhd	16,000	4,473
WCT Bhd	269,330	206,974

		6,111,762

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

MEXICO — 6.2%
Alfa SAB de CV (Class A) (a)	255,482	$538,664
America Movil SAB de CV	1,989,081	2,282,251
Axtel SAB de CV (b)	78,243	17,533
Cemex SAB de CV (a)(b)	467,761	457,459
Coca-Cola Femsa SAB de CV	29,871	440,129
Consorcio ARA SAB de CV (a)(b)	77,740	24,724
Corporacion GEO SAB de CV (a)(b)	33,010	38,435
Desarrolladora Homex SAB de CV (b)	14,514	29,864
Empresas ICA SAB de CV (b)	31,874	79,010
Fomento Economico Mexicano SAB de CV	107,085	1,066,315
Grupo Aeroportuario del Sureste SAB de CV (a)	30,802	347,252
Grupo Bimbo SAB de CV (a)	152,710	393,593
Grupo Elektra SA de CV	2,417	102,424
Grupo Financiero Banorte SAB de CV	74,859	481,055
Grupo Financiero Inbursa SA (a)	60,001	181,167
Grupo Mexico SAB de CV	162,293	584,260
Grupo Modelo SAB de CV	39,755	355,181
Grupo Televisa SA de CV (Series CPO)	90,814	477,287
Impulsora Del Desarrollo Y El Empleo en America Latina SA de CV (b)	80,932	148,016
Industrias CH SAB, Series B (a)(b)	20,799	156,353
Industrias Penoles SA de CV	7,211	361,455
Kimberly-Clark de Mexico SAB de CV	125,743	319,151
Sare Holding SAB de CV (Class B) (a)(b)	92,439	6,172
TV Azteca SAB de CV (a)	178,847	116,789
Urbi Desarrollos Urbanos SA de CV (b)	34,831	21,699
Wal-Mart de Mexico SAB de CV (a)	263,384	858,543

		9,884,781

MOROCCO — 0.4%
Banque Marocaine du Commerce Exterieur	13,715	259,393
Banque Marocaine pour le Commerce et l’Industrie SA	1,211	118,956
Douja Promotion Groupe Addoha SA	8,331	62,041
Holcim Maroc SA	728	169,958

		610,348

PERU — 1.2%
Compania de Minas Buenaventura SA	13,971	503,558
Credicorp, Ltd.	4,660	682,970
Southern Copper Corp. (a)	12,240	463,406
Volcan Compania Minera SAA (Class B)	193,445	196,287

		1,846,221

PHILIPPINES — 1.2%
Ayala Land, Inc.	622,680	401,093
Bank of the Philippine Islands	198,898	460,160
BDO Unibank, Inc. (b)	158,954	281,811
Cebu Air, Inc.	67,440	101,581
Cebu Holdings, Inc.	345,500	33,656
East West Banking Corp. (b)	37,500	26,484
Filinvest Land, Inc.	2,863,000	103,887
First Philippine Holdings Corp.	18,940	41,512
GMA Holdings, Inc.	166,400	37,768
Megawide Construction Corp.	114,400	51,262
Philippine Long Distance Telephone Co.	4,765	293,588

		1,832,802

POLAND — 1.3%
Asseco Poland SA	4,079	59,770
Bank Pekao SA	7,447	403,041
Bioton SA (b)	171,139	5,530
BRE Bank SA (b)	1,206	127,033
Getin Holding SA (b)	14,977	13,647
Getin Noble Bank SA (b)	40,680	23,528
Globe Trade Centre SA (b)	9,137	29,228
Grupa Lotos SA (b)	5,563	74,056
KGHM Polska Miedz SA	7,978	489,780
Orbis SA	3,816	46,854
Polimex- Mostostal SA (b)	35,691	7,150
Polski Koncern Naftowy Orlen SA GDR (b)	9,889	316,330
Powszechna Kasa Oszczednosci Bank Polski SA	23,800	283,764
Rovese SA (b)	52,185	23,943
Telekomunikacja Polska SA	48,831	192,964

		2,096,618

RUSSIA — 7.5%
Evraz PLC	9,778	41,150
Gazprom OAO ADR (a)	294,467	2,785,658
IG Seismic Services PLC GDR (b)	116	2,204
Integra Group Holdings GDR (b)	5,384	2,261
LSR Group OJSC GDR	5,467	22,776
Lukoil OAO ADR	32,983	2,181,825
Mechel OAO ADR (a)	12,811	88,780
MMC Norilsk Nickel OJSC ADR	44,996	829,276
Mobile TeleSystems ADR	39,350	733,877
Mobile Telesystems OJSC	14,016	112,869
NovaTek OAO GDR	7,806	935,159
Novolipetsk Steel OJSC GDR	1,382	27,986
Novorossiysk Commercial Sea Trade Port PJSC GDR	2,539	17,392
Pharmstandard GDR (b)	2,844	47,694
Polymetal International PLC	4,998	95,460
Rosneft Oil Co. GDR	106,159	945,877
Rostelecom ADR (a)	4,447	108,907
Sberbank of Russia ADR	26,590	333,970
Severstal GDR (a)	22,856	278,158
Sistema JSFC GDR	6,074	122,695
Surgutneftegas OJSC ADR (a)	119,524	1,051,811
Tatneft ADR	13,924	606,669
TMK OAO GDR	2,076	31,784
Uralkali OJSC GDR	3,548	135,569
VimpelCom, Ltd. ADR	24,146	253,292
VTB Bank OJSC GDR (f)	34,041	117,782
X5 Retail Group NV GDR (b)	1,691	30,184

		11,941,065

SOUTH AFRICA — 9.2%
ABSA Group, Ltd.	16,277	314,628
Adcock Ingram Holdings, Ltd.	5,080	32,332
Adcorp Holdings, Ltd.	22,939	80,840
Afgri, Ltd.	120,806	75,892
African Bank Investments, Ltd. (a)	67,612	256,601

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

African Rainbow Minerals, Ltd.	5,025	$112,471
Allied Electronics Corp., Ltd. Preference Shares	27,984	69,099
Anglo Platinum, Ltd. (a)	1,370	72,070
AngloGold Ashanti, Ltd.	12,087	373,733
Aquarius Platinum, Ltd. (a)(b)	20,071	17,292
ArcelorMittal South Africa, Ltd. (b)	9,384	39,817
Aspen Pharmacare Holdings, Ltd. (b)	26,126	520,401
Aveng, Ltd.	27,083	97,870
Barloworld, Ltd.	11,587	119,497
Bidvest Group, Ltd.	16,989	431,493
Business Connexion Group, Ltd.	99,705	62,753
Coronation Fund Managers, Ltd.	71,049	332,116
Discovery Holdings, Ltd.	15,261	111,862
FirstRand, Ltd.	128,466	469,385
Gold Fields, Ltd.	26,947	329,517
Grindrod, Ltd.	45,585	85,159
Group Five, Ltd.	12,943	42,867
Harmony Gold Mining Co., Ltd.	10,906	95,121
Impala Platinum Holdings, Ltd. (a)	19,373	382,921
Imperial Holdings, Ltd.	8,942	209,501
Investec, Ltd.	9,875	68,437
Invicta Holdings, Ltd.	27,645	270,442
JD Group, Ltd.	9,735	51,633
Kagiso Media, Ltd.	50,728	143,495
Kumba Iron Ore, Ltd. (a)	1,924	129,004
Lewis Group, Ltd. (a)	11,708	95,216
Massmart Holdings, Ltd.	7,623	171,680
MMI Holdings, Ltd.	43,336	113,238
MTN Group, Ltd.	67,895	1,421,214
Murray & Roberts Holdings, Ltd. (b)	32,446	94,649
Naspers, Ltd.	17,339	1,110,101
Nedbank Group, Ltd.	17,543	388,723
Netcare, Ltd.	101,940	236,095
Northam Platinum, Ltd. (a)	12,997	58,211
Pretoria Portland Cement Co., Ltd. (a)	9,925	40,007
PSG Group, Ltd.	20,201	144,524
Remgro, Ltd.	20,920	392,540
RMB Holdings, Ltd.	43,825	210,230
RMI Holdings	53,766	130,416
Sanlam, Ltd.	98,874	521,733
Sappi, Ltd. (b)	13,762	50,121
Sasol, Ltd.	18,752	801,851
Shoprite Holdings, Ltd.	24,776	597,177
Standard Bank Group, Ltd.	43,393	608,005
Steinhoff International Holdings, Ltd. (a)(b)	87,590	283,178
Sun International, Ltd.	8,062	90,270
Telkom SA, Ltd. (b)	13,039	25,819
The Foschini Group, Ltd.	15,273	253,368
Tiger Brands, Ltd.	9,520	364,950
Times Media Group, Ltd. (b)	322	520
Trans Hex Group, Ltd. (b)	1,276	474
Truworths International, Ltd.	30,247	387,410
Wilson Bayly Holmes-Ovcon, Ltd.	11,215	207,529
Woolworths Holdings, Ltd.	55,469	464,181

		14,661,679

TAIWAN — 13.0%
Acer, Inc. (b)	123,758	107,397
Adlink Technology, Inc.	20,000	23,348
Advanced Semiconductor Engineering, Inc.	335,007	290,719
Advancetek Enterprise Co. Ltd.	117,000	100,122
AGV Products Corp. (b)	241,000	87,141
APCB, Inc.	46,000	30,414
Asustek Computer, Inc.	27,340	307,397
AU Optronics Corp. ADR (a)(b)	53,648	241,416
Audix Corp.	51,000	42,853
Bank of Kaohsiung (b)	66,000	20,887
Basso Industry Corp.	139,000	84,963
Biostar Microtech International Corp.	93,000	35,068
C Sun Manufacturing Ltd.	44,000	27,728
Carnival Industrial Corp. (b)	95,000	31,242
Catcher Technology Co., Ltd.	29,000	143,807
Cathay Financial Holding Co., Ltd.	205,878	223,326
Cathay No. 1 REIT	61,000	36,257
Center Laboratories, Inc. (b)	20,000	26,585
Champion Building Materials Co. Ltd.	64,000	24,684
Chang Hwa Commercial Bank	309,759	170,139
Chang Wah Electromaterials, Inc.	7,608	24,077
Charoen Pokphand Enterprise	192,000	100,830
Cheng Loong Corp.	29,000	12,283
China Airlines Ltd. (b)	90,000	37,191
China Chemical & Pharmaceutical Co., Ltd.	73,000	52,037
China Development Financial Holding Corp. (b)	578,945	151,520
China Steel Chemical Corp.	185,345	829,741
China Steel Corp.	363,406	342,269
Chinatrust Financial Holding Co., Ltd.	471,268	278,324
Chipbond Technology Corp.	12,000	23,596
Chung Hwa Pulp Corp. (b)	107,000	37,584
Chunghwa Chemical Synthesis & Biotech Co. Ltd.	30,000	54,651
Chunghwa Telecom Co., Ltd.	119,457	388,742
CMC Magnetics Corp. (b)	147,000	24,754
Compal Electronics, Inc.	241,774	162,770
Coxon Precise Industrial Co. Ltd.	10,000	20,352
Da-Li Construction Co. Ltd.	40,000	41,186
Delta Electronics, Inc.	95,340	349,658
Dimerco Express Taiwan Corp.	131,000	83,006
Elite Semiconductor Memory Technology, Inc. (b)	77,750	58,636
Epistar Corp.	27,850	50,542
Etron Technology, Inc. (b)	12,445	3,544
Eva Airways Corp. (b)	54,000	31,613
Excelsior Medical Co., Ltd.	17,000	33,837
Far Eastern New Century Corp.	250,131	285,111
Flytech Technology Co. Ltd.	7,000	16,440
Formosa Chemicals & Fibre Corp.	124,460	321,447
Formosa Epitaxy, Inc. (b)	12,000	8,430
Formosa Plastics Corp.	195,610	529,459
Founding Construction & Development Co. Ltd.	167,000	110,130
Foxconn Technology Co., Ltd.	55,051	172,325
Fubon Financial Holding Co., Ltd.	302,903	366,125
Fullerton Technology Co. Ltd.	23,000	19,563
Fwusow Industry Co. Ltd.	87,000	46,887
Giant Manufacturing Co., Ltd.	140,802	807,312
Grape King, Inc.	125,000	343,073
Great Wall Enterprise Co.	16,000	14,656

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Hiwin Technologies Corp.	8,400	$61,614
Hocheng Corp.	135,000	44,165
Hon Hai Precision Industry Co., Ltd.	326,737	1,000,273
Hong TAI Electric Industrial	85,000	30,003
Hotai Motor Co., Ltd.	72,000	577,706
HTC Corp.	41,198	426,323
Hua Nan Financial Holdings Co., Ltd.	320,368	185,343
Hung Sheng Construction Co. Ltd.	51,000	29,417
Ibase Technology, Inc.	74,393	92,226
Innolux Corp. (b)	113,383	60,910
Janfusun Fancyworld Corp. (b)	483,000	86,324
KEE TAI Properties Co., Ltd.	49,000	33,916
Kerry TJ Logistics Co., Ltd.	40,000	67,495
Kindom Construction Co.	35,000	25,552
Kung Long Batteries Industrial Co. Ltd.	13,000	25,607
Kwong Fong Industries (b)	34,000	20,314
Leofoo Development Co. (b)	87,000	48,984
Lite-On Technology Corp.	126,612	168,081
Long Chen Paper Co. Ltd. (b)	625,000	173,689
MediaTek, Inc.	33,329	371,291
Medigen Biotechnology Corp. (b)	5,000	26,688
Mega Financial Holding Co., Ltd.	233,569	181,778
Merry Electronics Co. Ltd.	12,000	16,736
Mosel Vitelic, Inc. (b)	3,758	925
Namchow Chemical Industrial Ltd.	39,000	38,813
Nan Ya Plastics Corp.	191,690	369,663
National Petroleum Co., Ltd.	268,000	274,562
Neo Solar Power Corp. (b)	12,768	8,376
New Era Electronics Co. Ltd.	17,000	17,914
Newmax Technology Co., Ltd.	15,000	30,890
Nexcom International Co. Ltd.	43,000	36,649
Novatek Microelectronics Corp.	24,225	98,021
Pacific Hospital Supply Co. Ltd.	14,000	39,919
Pan Jit International, Inc. (b)	13,000	5,148
Pegatron Corp. (b)	41,686	53,904
Phytohealth Corp. (b)	9,000	15,465
Pihsiang Machinery Manufacturing Co. Ltd. (b)	17,000	21,309
Portwell, Inc.	18,000	17,542
Pou Chen Corp.	176,531	185,413
Powertech Technology, Inc.	53,285	86,151
Precision Silicon Corp.	909	402
Promate Electronic Co., Ltd.	43,000	35,761
ProMOS Technologies, Inc. (b)(e)	130,950	0
Quanta Computer, Inc.	167,664	394,347
Sampo Corp.	159,000	54,042
Sesoda Corp.	56,000	64,217
Shih Wei Navigation Co., Ltd.	74,000	56,700
Shin Kong Financial Holding Co., Ltd. (b)	185,252	52,247
Siliconware Precision Industries Co.	122,578	130,856
Sinbon Electronics Co., Ltd.	61,000	55,667
Sinon Corp.	86,000	41,758
SinoPac Financial Holdings Co., Ltd.	412,480	176,844
Sinphar Pharmaceutical Co., Ltd.	59,000	65,829
Solar Applied Materials Technology Corp.	127,250	155,124
Solartech Energy Corp. (b)	8,993	6,023
Stark Technology, Inc.	39,000	34,180
Supreme Electronics Co. Ltd.	90,000	36,262
Ta Ya Electric Wire & Cable	279,000	68,599
Tainan Enterprises Co., Ltd.	33,000	34,376
Taishin Financial Holdings Co., Ltd.	396,495	157,702
Taisun Enterprise Co., Ltd.	112,000	61,517
Taiwan Acceptance Corp.	9,000	20,393
Taiwan Cement Corp.	213,533	286,044
Taiwan Chinsan Electronic Industrial Co. Ltd.	21,000	26,974
Taiwan Cogeneration Corp.	35,000	22,780
Taiwan Fire & Marine Insurance Co.	16,000	11,764
Taiwan FU Hsing Industrial Co., Ltd.	26,000	22,831
Taiwan Land Development Corp. (b)	124,816	48,570
Taiwan Mobile Co., Ltd.	4,000	14,739
Taiwan Paiho Ltd.	37,000	22,361
Taiwan Pulp & Paper Corp.	225,000	70,741
Taiwan Sakura Corp.	73,000	42,107
Taiwan Semiconductor Manufacturing Co., Ltd.	835,000	2,789,180
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	44,443	762,642
Taiwan Tea Corp.	77,913	42,392
Taiwan Union Technology Corp.	93,000	46,918
Taiyen Biotech Co., Ltd.	47,000	34,313
Tatung Co., Ltd. (b)	125,885	31,776
TPK Holding Co. Ltd.	5,000	88,330
Transasia Airways Corp.	183,000	96,734
Tripod Technology Corp.	53,320	114,392
Uni-President Enterprises Corp.	78,370	143,845
United Microelectronics Corp. ADR	181,819	361,820
Unity Opto Technology Co., Ltd. (b)	12,759	12,083
Ve Wong Corp.	41,000	28,379
Visual Photonics Epitaxy Co., Ltd.	110,259	135,171
Wei Chuan Food Corp.	23,000	28,632
Wei Mon Industry Co. Ltd. (b)	134,000	54,220
Weikeng Industrial Co., Ltd.	47,000	33,989
Wistron Corp.	105,355	109,204
Zeng Hsing Industrial Co. Ltd.	13,000	44,767
Zenitron Corp.	103,000	62,426

		20,637,263

THAILAND — 2.8%
Advanced Info Service PCL	87,415	597,245
Bangkok Expressway PCL	250,759	284,860
Bank of Ayudhya PCL, ADR	29,600	31,448
Banpu PCL	10,008	131,521
BEC World PCL	12,600	29,245
Electricity Generating PCL	56,874	280,745
IRPC PCL	640,358	86,246
Jasmine International PCL	123,500	21,801
Kasikornbank PCL	41,200	260,615
PTT Exploration & Production PCL	94,441	504,776
PTT PCL	52,824	573,311
Siam Cement PCL (c)	18,000	258,908
Siam Cement PCL (c)	10,000	152,991
Siam Commercial Bank PCL	82,702	489,345
Siam Future Development PCL	77,200	17,792
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	45,266	22,493
Thai Airways International PCL (b)	44,100	31,860
Thai Beverage PCL	129,000	41,715
Thai Oil PCL	78,995	174,311
Thaicom PCL (b)	28,000	21,144

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Ticon Industrial Connection PCL	71,400	$33,844
Tisco Financial Group PCL	110,253	191,024
TMB Bank PCL	3,203,317	194,775
True Corp. PCL, NVDR (b)	145,800	25,976

		4,457,991

TURKEY — 2.1%
Akbank TAS	72,510	357,532
Anadolu Efes Biracilik Ve Malt Sanayii AS	15,587	224,456
Dogan Sirketler Grubu Holdings AS (b)	104,926	54,089
Dogan Yayin Holding AS (b)	86,884	37,973
Eregli Demir ve Celik Fabrikalari TAS	94,660	129,947
Haci Omer Sabanci Holding AS	38,678	212,385
KOC Holding AS	58,046	301,174
Migros Ticaret AS (b)	610	7,349
Tupras-Turkiye Petrol Rafinerileri AS	8,789	253,619
Turkcell Iletisim Hizmetleri AS (b)	33,331	215,707
Turkiye Garanti Bankasi AS	155,641	807,551
Turkiye Is Bankasi (Class C)	90,571	313,626
Ulker Biskuvi Sanayi AS	36,822	199,305
Yapi ve Kredi Bankasi AS (b)	58,268	169,773

		3,284,486

TOTAL COMMON STOCKS —
(Cost $157,022,375)		157,129,538

PREFERRED STOCKS — 0.2%
COLOMBIA — 0.1%
Banco Davivienda SA Preference Shares	8,337	110,782

PANAMA — 0.1%
Avianca Taca Holding SA Preference Shares	74,119	189,807

TOTAL PREFERRED STOCKS —
(Cost $281,420)		300,589

WARRANTS — 0.0% (g)
MALAYSIA — 0.0% (g)
Dialog Group Bhd (expiring 2/12/17) (b)	41,450	6,032
KNM Group Bhd (expiring 11/15/17) (b)	63,006	2,163
WCT Bhd (expiring 12/11/17) (b)	46,840	4,519

TOTAL WARRANTS —
(Cost $4,183)		12,714

RIGHTS — 0.0% (g)
BRAZIL — 0.0% (g)
MMX Mineracao e Metalicos SA (expiring 1/18/13) (b)	4,655	909

CHILE — 0.0% (g)
Enjoy OSA (expiring 1/31/13) (b)	81,463	287

TOTAL RIGHTS —
(Cost $0)		1,196

SHORT TERM INVESTMENTS — 7.2%
UNITED STATES — 7.2%
MONEY MARKET FUNDS — 7.2%
State Street Navigator Securities Lending Prime Portfolio (h)(i)	9,201,703	9,201,703
State Street Institutional Liquid Reserves Fund 0.17% (i)(j)	2,281,975	2,281,975

TOTAL SHORT TERM INVESTMENTS —
(Cost $11,483,678)		11,483,678

TOTAL INVESTMENTS — 106.2%
(Cost $168,791,656)		168,927,715
OTHER ASSETS & LIABILITIES — (6.2)%		(9,795,881)

NET ASSETS — 100.0%		$159,131,834

(a)	A portion of the security was on loan at December 31, 2012.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(e)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.0% of net assets as of December 31, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Amount shown represents less than 0.05% of net assets.
(h)	Investments of cash collateral for securities loaned.
(i)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(j)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
NVDR = Non Voting Depositary Receipt
PLC = Public Limited Company
REIT = Real Estate Investment Trust

At December 31, 2012, open futures contracts purchased were as follows:

	Expiration		Aggregate		Unrealized
Futures	Date	Contracts	Face Value	Value	Appreciation

MSCI Taiwan Index Futures	1/30/2013	67	$1,812,160	$1,842,500	$30,340

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2012*

	PERCENT OF
INDUSTRY **	NET ASSETS

Commercial Banks	16.2%
Oil, Gas & Consumable Fuels	14.6
Metals & Mining	7.5
Wireless Telecommunication Services	6.8
Beverages	3.8
Semiconductors & Semiconductor Equipment	3.4
Internet Software & Services	2.7
Real Estate Management & Development	2.6
Food Products	2.5
Insurance	2.3
Diversified Financial Services	1.9
Automobiles	1.9
Multiline Retail	1.8
Diversified Telecommunication Services	1.8
Chemicals	1.8
Construction & Engineering	1.7
Electronic Equipment, Instruments & Components	1.6
Media	1.4
Computers & Peripherals	1.4
Specialty Retail	1.4
Food & Staples Retailing	1.3
Construction Materials	1.3
Industrial Conglomerates	1.3
IT Services	1.3
Independent Power Producers & Energy Traders	1.2
Pharmaceuticals	1.1
Transportation Infrastructure	1.1
Hotels, Restaurants & Leisure	1.0
Electric Utilities	1.0
Airlines	0.8
Thrifts & Mortgage Finance	0.8
Household Products	0.7
Communications Equipment	0.6
Tobacco	0.5
Leisure Equipment & Products	0.5
Machinery	0.5
Household Durables	0.4
Capital Markets	0.4
Personal Products	0.4
Electrical Equipment	0.4
Paper & Forest Products	0.4
Water Utilities	0.4
Gas Utilities	0.4
Marine	0.4
Energy Equipment & Services	0.3
Trading Companies & Distributors	0.3
Health Care Providers & Services	0.2
Air Freight & Logistics	0.2
Textiles, Apparel & Luxury Goods	0.1
Building Products	0.1
Consumer Finance	0.1
Aerospace & Defense	0.1
Distributors	0.1
Road & Rail	0.1
Professional Services	0.1
Health Care Equipment & Supplies	0.0	%***
Diversified Consumer Services	0.0	***
Software	0.0	***
Auto Components	0.0	***
Biotechnology	0.0	***
Containers & Packaging	0.0	***
Real Estate Investment Trusts	0.0	***
Short Term Investments	7.2
Other Assets & Liabilities	(6.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for Bajaj Holdings and Investment, Ltd., which was Level 2 and part of the Diversified Financial Services Industry, representing 0.02% of net assets, Zhejiang Southeast Electric Power Co., which was Level 2 and part of the Independent Power Producers & Energy Traders Industry, representing 0.07% of net assets, BW Plantation Tbk PT, which was Level 2 and part of the Food Products Industry, representing 0.01% of net assets, Fabricato SA, which was Level 3 and part of the Textiles, Apparel & Luxury Goods Industry, representing 0.02% of net assets, Chaoda Modern Agriculture Holdings, Ltd., which was Level 3 and part of the Food Products Industry, representing 0.00% of net assets, Interbolsa SA/Colombia, which was Level 3 and part of the Capital Markets Industry, representing 0.00% of net assets and ProMOS Technologies, Inc., which was Level 3 and part of the Semiconductors & Semiconductor Equipment Industry, representing 0.00% of net assets. (See accompanying Notes to Schedules of Investments)
***	Amount shown represents less than 0.05% of net assets.

SPDR S&P Emerging Markets Dividend ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
BRAZIL — 19.0%
AES Tiete SA Preference Shares	227,231	$2,618,012
Banco do Brasil SA	89,638	1,120,749
Banco do Brasil SA ADR	991,477	12,562,014
Bradespar SA Preference Shares	124,198	1,991,414
Companhia de Transmissao de Energia Electrica Paulista Preference Shares	73,227	1,179,858
Companhia Energetica de Minas Gerais ADR (a)	536,618	5,827,671
CPFL Energia SA ADR	312,916	6,558,719
EDP — Energias do Brasil SA	791,253	4,826,740
Eletropaulo Metropolitana SA Preference Shares	837,527	6,872,016
Natura Cosmeticos SA	8,485	243,009
Oi SA ADR (a)	1,965,487	7,881,603
Souza Cruz SA	11,019	165,810
Sul America SA	22,594	195,318
Tractebel Energia SA	68,723	1,119,371
Tractebel Energia SA ADR (a)	265,201	4,293,604
Vale SA Preference Shares ADR (a)	518,227	10,520,008

		67,975,916

CHILE — 1.5%
AES Gener SA	8,508	5,455
Aguas Andinas SA Class A	4,698,503	3,336,447
Banco de Chile ADR	2,083	201,010
Corpbanca SA ADR (a)	74,462	1,507,856
ENTEL Chile SA	9,171	189,624

		5,240,392

CHINA — 9.0%
Anta Sports Products, Ltd. (a)	3,193,000	2,826,010
Bank of China, Ltd.	445,536	198,888
China Citic Bank Corp., Ltd. (a)	20,271,000	12,030,500
Dongyue Group (a)	12,996,000	8,601,570
Guangzhou R&F Properties Co., Ltd. (Class H) (a)	3,138,711	5,223,862
Jiangsu Expressway Co., Ltd. (a)	192,000	197,924
Lonking Holdings, Ltd. (a)	7,588,000	1,997,138
Soho China, Ltd. (a)	200,000	160,499
Zhejiang Expressway Co., Ltd. (Class H)	1,396,000	1,098,667

		32,335,058

CZECH REPUBLIC — 3.1%
CEZ AS	221,018	7,895,636
Komercni Banka AS	940	198,026
New World Resources PLC (a)	154,304	791,184
Telefonica O2 Czech Republic AS (a)	133,429	2,268,346

		11,153,192

EGYPT — 0.4%
Telecom Egypt	614,130	1,365,409

HONG KONG — 0.4%
Bosideng International Holdings, Ltd. (a)	3,467,600	1,028,982
China Mobile, Ltd.	15,837	184,404
China Rongsheng Heavy Industries Group Holdings, Ltd. (a)	620,500	99,269

		1,312,655

INDONESIA — 1.7%
AKR Corporindo Tbk PT	405,500	174,612
Aneka Tambang Persero Tbk PT	12,946,000	1,719,417
Astra Agro Lestari Tbk PT	74,000	151,263
Indo Tambangraya Megah Tbk PT	980,500	4,227,214

		6,272,506

MALAYSIA — 4.0%
British American Tobacco Malaysia Bhd	9,100	184,500
Digi.Com Bhd	137,500	237,860
Malayan Banking Bhd	3,298,647	9,923,987
Maxis Bhd	1,916,400	4,167,449

		14,513,796

MEXICO — 0.1%
Grupo Aeroportuario del Pacifico SAB de CV	40,111	227,242
Kimberly-Clark de Mexico SAB de CV	95,249	241,753

		468,995

MOROCCO — 0.4%
Maroc Telecom	108,485	1,359,308

PHILIPPINES — 1.0%
Philippine Long Distance Telephone Co. ADR	57,950	3,552,915

POLAND — 10.1%
Asseco Poland SA	12,530	183,604
KGHM Polska Miedz SA	289,134	17,750,318
Powszechny Zaklad Ubezpieczen SA	95,578	13,495,617
Synthos SA	1,049,942	1,835,338
Tauron Polska Energia SA	1,801,521	2,764,944

		36,029,821

RUSSIA — 5.7%
CTC Media, Inc. (a)	19,625	152,683
Gazprom Neft JSC ADR	6,547	151,759
Gazprom OAO ADR	1,066,637	10,090,386
Surgutneftegas OJSC ADR Preference Shares	1,508,817	10,018,545

		20,413,373

SOUTH AFRICA — 9.0%
African Bank Investments, Ltd. (a)	1,743,565	6,617,179
Kumba Iron Ore, Ltd. (a)	153,915	10,320,019
MMI Holdings, Ltd.	1,493,469	3,902,481
Redefine Properties, Ltd.	1,672,447	1,852,930
Resilient Property Income Fund, Ltd.	99,320	605,795
Vodacom Group, Ltd. (a)	604,870	8,840,210

		32,138,614

SOUTH KOREA — 6.4%
Korea Exchange Bank (b)	439,310	3,126,864
KT Corp. ADR (a)(b)	444,697	7,444,228
KT&G Corp.	2,527	190,721
SK Telecom Co., Ltd.	84,358	12,016,528

		22,778,341

TAIWAN — 14.0%
Asia Cement Corp.	153,572	197,525
Chicony Electronics Co., Ltd.	733,446	1,694,763
China Development Financial Holding Corp. (b)	21,534,000	5,635,814

SPDR S&P Emerging Markets Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

China Steel Chemical Corp.	243,000	$1,087,847
Chunghwa Telecom Co., Ltd. ADR (a)	208,632	6,747,159
Compal Electronics, Inc.	166,000	111,757
E Ink Holdings, Inc.	4,116,000	3,139,550
Far Eastern New Century Corp.	2,963,830	3,378,311
Farglory Land Development Co., Ltd.	589,000	1,056,748
Highwealth Construction Corp.	828,800	1,558,335
HTC Corp.	1,042,105	10,783,861
LCY Chemical Corp.	114,681	142,171
Lite-On Technology Corp.	1,922,754	2,552,504
Macronix International Co., Ltd.	812,412	242,557
Pou Chen Corp.	179,000	188,006
Quanta Computer, Inc.	56,000	131,713
Taiwan Cement Corp.	3,827,000	5,126,564
Taiwan Mobile Co., Ltd.	53,200	196,026
TSRC Corp.	1,323,800	2,689,631
United Microelectronics Corp. ADR (a)	1,780,397	3,542,990
Wistron Corp.	134,670	139,590

		50,343,422

THAILAND — 3.5%
Advanced Info Service PCL	30	205
Advanced Info Service PCL, NVDR	23,949	163,627
BTS Group Holdings PCL (a)	995,536	232,693
Electricity Generating PCL, NVDR	1,600	7,898
Land and Houses PCL, NVDR	617,645	196,863
Thai Oil PCL (a)	5,405,100	11,926,912

		12,528,198

TURKEY — 10.1%
Arcelik AS	32,420	212,536
Aygaz AS	207,311	1,096,552
Eregli Demir ve Celik Fabrikalari TAS	8,700,233	11,943,504
Ford Otomotiv Sanayi AS	97,727	1,171,826
Tofas Turk Otomobil Fabrikasi AS	364,774	2,135,871
Tupras-Turkiye Petrol Rafinerileri AS	455,716	13,150,319
Turk Telekomunikasyon AS	1,296,393	5,026,637
Ulker Biskuvi Sanayi AS	304,386	1,647,542

		36,384,787

TOTAL COMMON STOCKS —
(Cost $346,734,400)		356,166,698

SHORT TERM INVESTMENTS — 11.5%
UNITED STATES — 11.5%
MONEY MARKET FUNDS — 11.5%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	41,035,942	41,035,942
State Street Institutional Liquid Reserves Fund 0.17% (d)(e)	266,663	266,663

TOTAL SHORT TERM INVESTMENTS —
(Cost $41,302,605)		41,302,605

TOTAL INVESTMENTS — 110.9%
(Cost $388,037,005)		397,469,303
OTHER ASSETS & LIABILITIES — (10.9)%		(39,132,081)

NET ASSETS — 100.0%		$358,337,222

(a)	A portion of the security was on loan at December 31, 2012.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
NVDR = Non Voting Depositary Receipt
PLC = Public Limited Company

SPDR S&P Emerging Markets Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2012*

PERCENT OF
INDUSTRY **	NET ASSETS

Metals & Mining	15.3%
Oil, Gas & Consumable Fuels	13.8
Commercial Banks	13.0
Electric Utilities	10.0
Diversified Telecommunication Services	9.0
Wireless Telecommunication Services	8.3
Insurance	5.0
Chemicals	3.9
Communications Equipment	3.0
Real Estate Management & Development	3.0
Independent Power Producers & Energy Traders	2.2
Diversified Financial Services	1.8
Construction Materials	1.5
Computers & Peripherals	1.2
Textiles, Apparel & Luxury Goods	1.2
Semiconductors & Semiconductor Equipment	1.1
Industrial Conglomerates	0.9
Water Utilities	0.9
Automobiles	0.9
Electronic Equipment, Instruments & Components	0.9
Machinery	0.5
Food Products	0.4
Transportation Infrastructure	0.4
Gas Utilities	0.3
Tobacco	0.3
Personal Products	0.1
Household Products	0.1
Road & Rail	0.1
Household Durables	0.1
Software	0.1
Media	0.1
Trading Companies & Distributors	0.0 ***
Short Term Investments	11.5
Other Assets & Liabilities	(10.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Financial Statements)
***	Amount shown represents less than 0.05% of net assets.

SPDR S&P BRIC 40 ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
BRAZIL — 20.9%
Banco Bradesco SA Preference Shares ADR (a)	665,728	$11,563,695
BRF — Brasil Foods SA ADR (a)	231,845	4,894,248
Companhia de Bebidas das Americas Preference Shares ADR	263,369	11,058,864
Gerdau SA ADR (a)	312,419	2,808,647
Itau Unibanco Holding SA Preference Shares ADR	799,761	13,164,066
Petroleo Brasileiro SA ADR	555,467	10,814,943
Ultrapar Participacoes SA ADR	145,400	3,239,512
Vale SA ADR	450,501	9,442,501

		66,986,476

CHINA — 38.4%
Agricultural Bank of China, Ltd. (a)	8,145,000	4,024,765
Baidu, Inc. ADR (b)	92,275	9,254,260
Bank of China, Ltd.	23,636,254	10,551,286
China Construction Bank Corp.	28,279,610	22,694,179
China Life Insurance Co., Ltd.	2,536,000	8,277,905
China Merchants Bank Co., Ltd.	1,335,936	2,947,355
China Petroleum & Chemical Corp.	5,872,288	6,652,004
China Shenhua Energy Co., Ltd. (a)	1,161,500	5,087,561
China Telecom Corp., Ltd.	4,784,610	2,660,569
Industrial & Commercial Bank of China (a)	28,400,960	20,153,310
PetroChina Co., Ltd.	7,264,171	10,290,561
Ping An Insurance Group Co. of China, Ltd. (a)	643,500	5,388,203
Tencent Holdings, Ltd.	363,200	11,667,985
Want Want China Holdings, Ltd.	2,395,000	3,300,102

		122,950,045

HONG KONG — 12.4%
China Mobile, Ltd.	1,824,500	21,244,267
China Overseas Land & Investment, Ltd. (a)	1,320,560	3,935,689
China Unicom (Hong Kong), Ltd. (a)	1,486,000	2,381,174
CNOOC, Ltd.	5,578,221	12,076,423

		39,637,553

INDIA — 6.7%
HDFC Bank, Ltd. ADR	135,010	5,497,607
ICICI Bank, Ltd. ADR	96,720	4,217,959
Infosys Technologies, Ltd. ADR (a)	168,462	7,125,943
Reliance Industries, Ltd. GDR (c)	151,842	4,634,218

		21,475,727

RUSSIA — 21.5%
Gazprom OAO ADR	2,071,994	19,601,063
Lukoil OAO ADR (a)(d)	179,144	11,850,376
Lukoil OAO ADR (d)	1,800	121,500
MMC Norilsk Nickel OJSC ADR	246,256	4,538,498
Mobile TeleSystems ADR	178,738	3,333,464
NovaTek OAO GDR (a)	46,040	5,515,592
Rosneft Oil Co. GDR	361,537	3,221,295
Sberbank of Russia ADR (d)	15,234	191,339
Sberbank of Russia ADR (d)	885,195	10,887,899
Surgutneftegas OJSC ADR	337,919	2,973,687
Tatneft ADR	79,700	3,472,529
Uralkali OJSC GDR	86,401	3,301,382

		69,008,624

TOTAL COMMON STOCKS —
(Cost $335,904,968)		320,058,425

SHORT TERM INVESTMENTS — 10.7%
UNITED STATES — 10.7%
MONEY MARKET FUNDS — 10.7%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	30,223,772	30,223,772
State Street Institutional Liquid Reserves Fund 0.17% (f)(g)	4,037,089	4,037,089

TOTAL SHORT TERM INVESTMENTS —
(Cost $34,260,861)		34,260,861

TOTAL INVESTMENTS — 110.6%
(Cost $370,165,829)		354,319,286
OTHER ASSETS & LIABILITIES — (10.6)%		(33,975,836)

NET ASSETS — 100.0%		$320,343,450

(a)	A portion of the security was on loan at December 31, 2012.
(b)	Non-income producing security.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.5% of net assets as of December 31, 2012, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(g)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt

SPDR S&P BRIC 40 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2012*

PERCENT OF
INDUSTRY **	NET ASSETS

Commercial Banks	33.1%
Oil, Gas & Consumable Fuels	31.1
Wireless Telecommunication Services	7.7
Internet Software & Services	6.5
Metals & Mining	5.2
Insurance	4.3
Beverages	3.5
Food Products	2.5
IT Services	2.2
Diversified Telecommunication Services	1.6
Real Estate Management & Development	1.2
Chemicals	1.0
Short Term Investments	10.7
Other Assets & Liabilities	(10.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Emerging Europe ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
CZECH REPUBLIC — 3.6%
CEZ AS	54,903	$1,961,352
Komercni Banka AS	3,736	787,049
Telefonica O2 Czech Republic AS	22,476	382,101
Unipetrol (a)(b)	36,818	338,492

		3,468,994

HUNGARY — 3.1%
Magyar Telekom Telecommunications PLC	182,478	309,795
MOL Hungarian Oil and Gas NyRt (b)	11,337	911,281
OTP Bank NyRt (b)	47,358	889,764
Richter Gedeon NyRt	4,854	795,722

		2,906,562

POLAND — 14.0%
Agora SA	44,138	148,035
Asseco Poland SA	21,388	313,401
Bank Pekao SA	28,667	1,551,495
Bioton SA (a)	1,050,623	33,947
BRE Bank SA (a)	5,008	527,516
Echo Investment SA (a)	130,786	213,406
Getin Holding SA (a)	80,977	73,784
Getin Noble Bank SA (a)	236,971	137,057
Globe Trade Centre SA (a)	52,661	168,453
ING Bank Slaski SA (a)	20,504	602,883
KGHM Polska Miedz SA	34,568	2,122,175
Lubelski Wegiel Bogdanka SA	9,734	427,744
Netia SA (a)	392,552	542,868
Orbis SA	6,517	80,017
Polimex- Mostostal SA (a)	148,630	29,775
Polska Grupa Energetyczna SA	99,617	586,134
Polski Koncern Naftowy Orlen SA (a)	60,537	968,232
Powszechna Kasa Oszczednosci Bank Polski SA	147,962	1,764,127
Powszechny Zaklad Ubezpieczen SA	5,907	834,069
Rovese SA (a)	231,316	106,132
Tauron Polska Energia SA	388,366	596,058
Telekomunikacja Polska SA	303,894	1,200,886
TVN SA	77,753	249,220

		13,277,414

RUSSIA — 58.8%
Etalon Group, Ltd. GDR (a)	12,978	70,730
Eurasia Drilling Co., Ltd. GDR	5,177	184,819
Evraz PLC	109,392	460,368
Federal Hydrogenerating Co. JSC ADR	188,012	433,744
Gazprom Neft JSC ADR	24,814	589,581
Gazprom OAO ADR	1,264,873	11,965,699
Globaltrans Investment PLC GDR	15,307	252,719
IG Seismic Services PLC GDR (a)	2,343	44,517
Integra Group Holdings GDR (a)	121,721	51,123
LSR Group OJSC GDR	38,237	159,295
Lukoil OAO ADR	112,595	7,448,159
Magnit OJSC GDR	45,525	1,825,553
Mechel OAO ADR (b)	27,594	191,226
MMC Norilsk Nickel OJSC ADR	187,603	3,457,523
Mobile TeleSystems ADR	99,502	1,855,712
Mobile Telesystems OJSC	111,831	900,564
NOMOS-BANK GDR (a)	4,634	62,791
NovaTek OAO GDR (b)	27,650	3,312,470
Novolipetsk Steel OJSC GDR	8,797	178,139
O’Key Group SA GDR	7,126	83,374
Pharmstandard GDR (a)	9,535	159,902
Phosagro OAO GDR	4,192	57,011
PIK Group GDR (a)	68,411	150,504
Polymetal International PLC	46,774	893,366
Rosneft Oil Co. GDR (a)	325,211	2,897,630
Rostelecom ADR (b)	46,608	1,141,430
Sberbank	2,169,956	6,650,915
Severstal GDR	68,329	831,564
Sistema JSFC GDR	30,868	623,534
Surgutneftegas OJSC ADR	322,611	2,838,977
Tatneft ADR	42,271	1,841,747
TMK OAO GDR (a)	8,629	132,110
United Co. RUSAL PLC (a)	6,000	3,793
Uralkali OJSC GDR	44,799	1,711,770
VimpelCom, Ltd. ADR	79,544	834,417
VTB Bank OJSC GDR	289,568	1,001,905
X5 Retail Group NV GDR (a)	13,885	247,847
Yandex NV (a)	11,220	242,015

		55,788,543

TURKEY — 20.0%
Akbank TAS	317,991	1,567,950
Anadolu Anonim Turk Sigorta (a)	344,743	222,141
Anadolu Efes Biracilik Ve Malt Sanayii AS	72,787	1,048,146
Arcelik AS	151,205	991,258
Asya Katilim Bankasi AS (a)	103,739	128,460
BIM Birlesik Magazalar AS	18,139	886,775
Coca-Cola Icecek AS	4,810	99,720
Dogan Sirketler Grubu Holdings AS (a)	355,120	183,062
Dogan Yayin Holding AS (a)	820,094	358,421
Dogus Otomotiv Servis ve Ticaret AS	175,711	844,736
Enka Insaat ve Sanayi AS	149,352	443,529
Eregli Demir ve Celik Fabrikalari TAS	406,259	557,704
Haci Omer Sabanci Holding AS	166,634	915,007
KOC Holding AS	227,215	1,178,916
Koza Altin Isletmeleri AS	2,207	53,175
Tupras-Turkiye Petrol Rafinerileri AS	31,313	903,580
Turk Hava Yollari Anonim Ortakligi (a)	388,333	1,362,114
Turk Telekomunikasyon AS	55,254	214,242
Turkcell Iletisim Hizmetleri AS (a)	192,005	1,242,594
Turkiye Garanti Bankasi AS	642,180	3,331,981
Turkiye Halk Bankasi AS	42,261	414,393
Turkiye Is Bankasi (Class C)	270,336	936,111
Ulker Biskuvi Sanayi AS	8,824	47,761
Vestel Elektronik Sanayi (a)	179,674	190,275
Yapi ve Kredi Bankasi AS (a)	441,452	872,972

		18,995,023

UNITED KINGDOM — 0.3%
Polyus Gold International Ltd. (a)	94,165	313,401

TOTAL COMMON STOCKS —
(Cost $115,012,175)		94,749,937

SHORT TERM INVESTMENTS — 4.7%
UNITED STATES — 4.7%
MONEY MARKET FUNDS — 4.7%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	2,487,220	2,487,220

SPDR S&P Emerging Europe ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund 0.17% (d)(e)	1,910,073	$1,910,073

TOTAL SHORT TERM INVESTMENTS —
(Cost $4,397,293)		4,397,293

TOTAL INVESTMENTS — 104.5%
(Cost $119,409,468)		99,147,230
OTHER ASSETS & LIABILITIES — (4.5)%		(4,238,745)

NET ASSETS — 100.0%		$94,908,485

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2012.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company

SPDR S&P Emerging Europe ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2012*

PERCENT OF
INDUSTRY **	NET ASSETS

Oil, Gas & Consumable Fuels	35.9%
Commercial Banks	22.4
Metals & Mining	9.5
Wireless Telecommunication Services	5.7
Diversified Telecommunication Services	4.0
Electric Utilities	3.8
Food & Staples Retailing	3.2
Chemicals	2.2
Industrial Conglomerates	1.9
Airlines	1.4
Household Durables	1.4
Beverages	1.2
Insurance	1.1
Pharmaceuticals	1.1
Diversified Financial Services	1.0
Distributors	0.9
Media	0.9
Real Estate Management & Development	0.7
Energy Equipment & Services	0.4
Software	0.3
Road & Rail	0.3
Internet Software & Services	0.2
Building Products	0.1
Hotels, Restaurants & Leisure	0.1
Food Products	0.1
Biotechnology	0.0 ***
Construction & Engineering	0.0 ***
Short Term Investments	4.7
Other Assets & Liabilities	(4.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
***	Amount shown represents less than 0.05% of net assets.

SPDR S&P Emerging Latin America ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
BRAZIL — 57.5%
AES Tiete SA Preference Shares	31,377	$361,506
All America Latina Logistica SA	75,896	308,032
B2W Companhia Global do Varejo (a)	29,890	248,171
Banco Bradesco SA Preference Shares ADR (b)	237,434	4,124,229
Banco do Brasil SA	74,249	928,339
Banco do Brasil SA ADR (b)	28,416	360,031
Banco Santander Brazil SA ADS	79,143	575,370
BM&FBOVESPA SA	253,225	1,731,453
BR Malls Participacoes SA	40,581	535,530
BR Properties SA	21,457	267,230
Bradespar SA Preference Shares	43,653	699,940
Braskem SA Preference Shares ADR (b)	19,876	265,345
BRF — Brasil Foods SA	26,171	539,270
BRF — Brasil Foods SA ADR (b)	49,195	1,038,506
CCR SA	109,023	1,035,652
Centrais Eletricas Brasileiras SA	5,986	18,506
Centrais Eletricas Brasileiras SA ADR	43,584	135,982
CETIP SA — Balcao Organizado de Ativos e Derivativos	25,486	316,039
Cia Hering	15,554	318,980
Cielo SA	28,295	787,561
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR	19,636	871,642
Companhia de Bebidas das Americas Preference Shares ADR	112,105	4,707,289
Companhia de Saneamento Basico do Estado de Sao Paulo	25,547	1,083,891
Companhia Energetica de Minas Gerais ADR	81,067	880,388
Companhia Energetica de Sao Paulo Preference Shares	38,539	364,968
Companhia Paranaense de Energia Preference Shares	21,087	326,475
Companhia Siderurgica Nacional SA ADR	117,439	692,890
Cosan SA Industria e Comercio	24,981	509,381
CPFL Energia SA ADR (b)	11,308	237,016
Cyrela Brazil Realty SA	52,347	457,381
Cyrela Commercial Properties SA Empreendimentos e Participacoes	40,798	496,749
Diagnosticos da America SA	24,389	157,114
Duratex SA	84,875	615,577
Empresa Brasileira de Aeronautica SA	74,608	526,537
Fertilizantes Heringer SA (a)	3,933	20,016
Fibria Celulose SA ADR (a)(b)	42,785	486,465
Gafisa SA (a)	36,842	84,750
Gerdau SA ADR	72,150	648,628
Gerdau SA Preference Shares	14,033	122,887
Gol Linhas Aereas Inteligentes SA Preference Shares (a)	23,915	150,673
Hypermarcas SA (a)	38,041	308,787
Investimentos Itau SA	69,102	489,030
Investimentos Itau SA Preference Shares	355,627	1,683,041
Itau Unibanco Holding SA Preference Shares ADR	278,824	4,589,443
JBS SA (a)	116,094	340,202
Klabin SA Preference Shares	64,557	403,264
LLX Logistica SA (a)	68,196	79,937
Lojas Americanas SA Preference Shares	133,944	1,199,118
Lojas Renner SA	23,438	912,909
Metalurgica Gerdau SA Preference Shares	62,661	700,824
MMX Mineracao e Metalicos SA (a)	13,769	29,925
MRV Engenharia e Participacoes SA	2,215	12,960
Multiplan Empreendimentos Imobiliarios SA	9,463	278,228
Natura Cosmeticos SA	29,862	855,242
OGX Petroleo e Gas Participacoes SA (a)	94,542	202,244
OGX Petroleo e Gas Participacoes SA ADR (a)	74,398	156,236
Oi SA	537	2,402
Oi SA ADR (c)	17,758	76,359
Oi SA ADR (b)(c)	129,556	519,520
Oi SA Preference Shares	5,160	20,968
PDG Realty SA Empreendimentos e Participacoes	137,047	221,551
Petroleo Brasileiro SA ADR	183,895	3,580,436
Petroleo Brasileiro SA Preference Shares ADR	252,649	4,876,126
Souza Cruz SA	75,911	1,142,280
Telefonica Brasil SA Preference Shares	44,006	1,053,135
Tim Participacoes SA	26,632	106,658
Tim Participacoes SA ADR	25,522	505,846
Totvs SA	15,273	301,283
Tractebel Energia SA ADR (b)	3,946	63,886
Ultrapar Participacoes SA ADR (b)	51,444	1,146,172
Usinas Siderurgicas de Minas Gerais SA ADR (b)	75,864	474,264
Usinas Siderurgicas de Minas Gerais SA Preference Shares	21,639	135,277
Vale SA ADR	169,082	3,543,959
Vale SA Preference Shares ADR	259,375	5,265,312
Weg SA	24,361	321,244

		63,634,457

CHILE — 10.1%
Almendral SA	2,652,862	404,467
Antarchile SA	41,035	634,209
Banco de Chile ADR (b)	6,374	615,091
Banco de Credito e Inversiones	10,362	722,830
Banco Santander Chile ADR (b)	7,756	220,968
CAP SA	20,578	691,735
Cencosud SA	185,028	1,002,815
Compania General de Electricidad SA	117,325	678,760
Empresa Nacional de Electricidad SA ADR	18,824	918,800
Empresas CMPC SA	208,700	771,510
Empresas COPEC SA	77,667	1,096,227
Enersis SA ADR	39,032	711,163
Latam Airlines Group SA, ADR (b)	38,631	910,146
SACI Falabella	134,156	1,378,545
Sociedad Quimica y Minera de Chile SA ADR	7,255	418,178

		11,175,444

COLOMBIA — 4.4%
Almacenes Exito SA	25,565	513,615

SPDR S&P Emerging Latin America ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

BanColombia SA ADR	15,670	$1,043,309
Ecopetrol SA, ADR (b)	23,507	1,402,663
Grupo Argos SA	37,655	447,513
Grupo Aval Acciones y Valores Preference Shares	548,743	403,716
Grupo de Inversiones Suramericana SA	27,428	589,849
Grupo Nutresa SA	30,853	443,850

		4,844,515

MEXICO — 23.7%
Alfa SAB de CV (Class A)	515,355	1,086,587
America Movil SAB de CV	5,894,427	6,763,204
Cemex SAB de CV (a)(b)	1,297,315	1,268,743
Corporacion GEO SAB de CV (a)(b)	97,667	113,717
Desarrolladora Homex SAB de CV (a)(b)	48,133	99,038
Empresas ICA SAB de CV (a)	87,545	217,009
Fomento Economico Mexicano SAB de CV	250,286	2,492,260
Grupo Aeroportuario del Sureste SAB de CV (b)	61,102	688,844
Grupo Bimbo SAB de CV (b)	459,212	1,183,569
Grupo Carso SA de CV (b)	113,457	546,491
Grupo Elektra SA de CV	7,831	331,850
Grupo Financiero Banorte SAB de CV	249,895	1,605,863
Grupo Financiero Inbursa SA	368,829	1,113,644
Grupo Mexico SAB de CV	384,277	1,383,409
Grupo Modelo SAB de CV	98,353	878,709
Grupo Televisa SA de CV (Series CPO)	224,473	1,179,754
Grupo Televisa SA de CV ADR	1,797	47,764
Impulsora Del Desarrollo Y El Empleo en America Latina SA de CV (a)	284,125	519,634
Industrias Penoles SA de CV	13,798	691,632
Inmuebles Carso SAB de CV (a)(b)	153,730	126,668
Kimberly-Clark de Mexico SAB de CV	319,686	811,401
Minera Frisco SAB de CV (a)	116,626	488,920
TV Azteca SAB de CV (b)	510,172	333,148
Urbi Desarrollos Urbanos SA de CV (a)	118,124	73,589
Wal-Mart de Mexico SAB de CV	688,094	2,242,955

		26,288,402

PERU — 4.0%
Compania de Minas Buenaventura SA ADR	31,559	1,134,546
Compania Minera Milpo SA	156,357	178,869
Credicorp, Ltd.	9,938	1,456,513
Minsur SA	367,960	338,768
Southern Copper Corp. (b)	25,266	956,571
Volcan Compania Minera SAA (Class B)	401,124	407,017

		4,472,284

TOTAL COMMON STOCKS —
(Cost $125,886,421)		110,415,102

RIGHTS — 0.0% (d)
BRAZIL — 0.0% (d)
MMX Mineracao e Metalicos SA (expiring 1/18/13) (a) (Cost $0)	8,212	1,604

SHORT TERM INVESTMENTS — 6.8%
UNITED STATES — 6.8%
MONEY MARKET FUNDS — 6.8%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	6,687,490	6,687,490
State Street Institutional Liquid Reserves Fund 0.17% (f)(g)	876,957	876,957

TOTAL SHORT TERM INVESTMENTS —
(Cost $7,564,447)		7,564,447

TOTAL INVESTMENTS — 106.5%
(Cost $133,450,868)		117,981,153
OTHER ASSETS & LIABILITIES — (6.5)%		(7,200,457)

NET ASSETS — 100.0%		$110,780,696

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2012.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(g)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
ADS = American Depositary Shares

SPDR S&P Emerging Latin America ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2012*

PERCENT OF
INDUSTRY **	NET ASSETS

Commercial Banks	18.0%
Metals & Mining	16.5
Oil, Gas & Consumable Fuels	11.7
Beverages	7.4
Wireless Telecommunication Services	7.1
Food & Staples Retailing	4.2
Food Products	3.2
Multiline Retail	3.1
Electric Utilities	2.6
Diversified Financial Services	2.2
Industrial Conglomerates	2.1
Paper & Forest Products	1.7
Transportation Infrastructure	1.6
Diversified Telecommunication Services	1.6
Construction Materials	1.5
Independent Power Producers & Energy Traders	1.5
Real Estate Management & Development	1.5
Media	1.4
Personal Products	1.1
Tobacco	1.0
Water Utilities	1.0
Household Durables	1.0
Airlines	0.9
Household Products	0.7
IT Services	0.7
Construction & Engineering	0.7
Chemicals	0.6
Specialty Retail	0.6
Aerospace & Defense	0.5
Containers & Packaging	0.4
Machinery	0.3
Capital Markets	0.3
Road & Rail	0.3
Software	0.3
Internet & Catalog Retail	0.2
Health Care Providers & Services	0.2
Short Term Investments	6.8
Other Assets & Liabilities	(6.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Emerging Middle East & Africa ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.4%
EGYPT — 4.6%
Arab Cotton Ginning	45,304	$31,321
Commercial International Bank Egypt SAE	152,475	828,217
Eastern Tobacco	25,094	390,544
Egyptian Financial Group-Hermes Holding (a)	103,812	179,589
Egyptian Kuwait Holding Co.	159,427	204,066
ElSwedy Electric Co.	24,446	87,999
Ezz Steel	64,879	101,228
Juhayna Food Industries	93,088	112,478
Maridive & Oil Services SAE (a)	47,216	54,771
Orascom Construction Industries (a)	27,571	1,093,249
Orascom Telecom Holding SAE GDR (a)	126,968	398,426
Palm Hills Developments SAE (a)	121,785	46,691
Sidi Kerir Petrochemicals Co.	71,879	149,645
Six of October Development & Investment Co. (a)	30,232	96,572
Suez Cement Co.	29,050	102,929
Talaat Moustafa Group (a)	336,901	234,505
Telecom Egypt	117,222	260,622

		4,372,852

MOROCCO — 2.9%
Attijariwafa Bank	27,345	1,011,730
Banque Centrale Populaire	21,868	508,976
Banque Marocaine du Commerce Exterieur	26,508	501,348
Banque Marocaine pour le Commerce et l’Industrie SA	2,971	291,841
Douja Promotion Groupe Addoha SA	18,907	140,801
Maroc Telecom	21,491	269,281

		2,723,977

SOUTH AFRICA — 92.9%
ABSA Group, Ltd.	62,905	1,215,928
Acucap Properties, Ltd.	28,371	151,813
Adcock Ingram Holdings, Ltd.	45,182	287,566
Adcorp Holdings, Ltd.	14,682	51,741
AECI, Ltd.	32,741	307,945
Afgri, Ltd.	102,261	64,242
African Bank Investments, Ltd. (b)	198,874	754,767
African Oxygen, Ltd.	27,710	76,718
African Rainbow Minerals, Ltd.	25,551	571,889
Allied Electronics Corp., Ltd. Preference Shares	56,867	140,418
Allied Technologies, Ltd.	13,607	62,226
Anglo Platinum, Ltd. (b)	13,109	689,612
AngloGold Ashanti, Ltd.	96,204	2,974,654
Aquarius Platinum, Ltd. (a)(b)	98,326	84,709
ArcelorMittal South Africa, Ltd. (a)	35,383	150,133
Aspen Pharmacare Holdings, Ltd. (a)	83,215	1,657,552
Assore, Ltd. (b)	13,754	660,433
Astral Foods, Ltd.	11,217	136,835
Aveng, Ltd.	103,576	374,292
AVI, Ltd.	68,975	487,371
Barloworld, Ltd.	59,534	613,977
Basil Read Holdings, Ltd. (a)	37,694	48,204
Bidvest Group, Ltd.	75,096	1,907,317
Blue Label Telecoms, Ltd.	67,165	63,805
Brait SE (a)(b)	84,654	366,577
Business Connexion Group, Ltd.	78,277	49,267
Capital Property Fund	410,272	517,410
Cipla Medpro South Africa, Ltd.	104,068	110,147
City Lodge Hotels, Ltd.	6,892	84,075
Clicks Group, Ltd.	81,781	625,666
Coronation Fund Managers, Ltd.	52,253	244,255
DataTec, Ltd. (b)	76,537	442,476
Discovery Holdings, Ltd.	95,115	697,186
DRDGOLD, Ltd.	126,221	98,187
Emira Property Fund	59,289	101,885
Eqstra Holdings, Ltd.	102,688	73,587
Exxaro Resources, Ltd.	47,695	950,032
FirstRand, Ltd.	662,122	2,419,238
Fountainhead Property Trust	460,440	457,488
Gold Fields, Ltd.	193,802	2,369,874
Grindrod, Ltd.	130,700	244,165
Group Five, Ltd.	28,516	94,444
Growthpoint Properties, Ltd.	329,624	951,840
Harmony Gold Mining Co., Ltd.	98,834	862,019
Hudaco Industries, Ltd.	6,470	87,696
Hyprop Investments, Ltd.	62,348	536,444
Illovo Sugar, Ltd.	52,399	182,437
Impala Platinum Holdings, Ltd. (b)	133,316	2,635,082
Imperial Holdings, Ltd.	41,446	971,033
Investec, Ltd.	45,748	317,050
JD Group, Ltd.	38,163	202,411
JSE, Ltd.	20,337	187,564
Kumba Iron Ore, Ltd.	21,120	1,416,098
Lewis Group, Ltd. (b)	23,086	187,749
Liberty Holdings, Ltd.	28,584	374,532
Life Healthcare Group Holdings, Ltd.	217,841	872,966
Massmart Holdings, Ltd.	24,500	551,773
Medi-Clinic Corp., Ltd.	93,217	602,630
Merafe Resources, Ltd. (a)	430,280	34,993
MMI Holdings, Ltd.	324,880	848,921
Mondi, Ltd.	34,076	370,143
Mpact, Ltd.	47,019	110,227
Mr. Price Group, Ltd.	71,648	1,182,254
MTN Group, Ltd.	402,728	8,430,118
Murray & Roberts Holdings, Ltd. (a)	104,961	306,184
Nampak, Ltd. (b)	154,950	581,674
Naspers, Ltd.	106,679	6,829,951
Nedbank Group, Ltd.	60,739	1,345,874
Netcare, Ltd.	336,793	780,018
Northam Platinum, Ltd. (b)	93,417	418,397
Omnia Holdings, Ltd.	12,955	209,631
Petmin, Ltd.	147,478	38,067
Pick n Pay Stores, Ltd.	87,122	456,845
Pick’ n Pay Holdings, Ltd. (b)	62,382	145,213
Pioneer Foods, Ltd.	23,735	186,313
Pretoria Portland Cement Co., Ltd. (b)	147,922	596,263
Raubex Group, Ltd.	35,364	70,233
Redefine Properties, Ltd.	685,366	759,328
Remgro, Ltd.	122,829	2,304,745
Resilient Property Income Fund, Ltd.	60,501	369,022
Reunert, Ltd. (b)	46,006	408,580
RMB Holdings, Ltd.	169,830	814,681
RMI Holdings	208,058	504,671
SA Corporate Real Estate Fund	501,686	215,826
Sanlam, Ltd.	477,165	2,517,877

SPDR S&P Emerging Middle East & Africa ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Sappi, Ltd. (a)	144,677	$526,910
Sasol, Ltd.	130,076	5,562,158
Shoprite Holdings, Ltd.	94,687	2,282,246
Standard Bank Group, Ltd.	325,297	4,557,931
Steinhoff International Holdings, Ltd. (a)(b)	360,818	1,166,522
Sun International, Ltd.	21,551	241,307
Super Group, Ltd. (a)	76,659	151,793
Telkom SA, Ltd. (a)	56,634	112,141
The Foschini Group, Ltd.	50,297	834,390
The Spar Group, Ltd.	46,172	717,526
Tiger Brands, Ltd.	40,787	1,563,572
Times Media Group, Ltd. (a)	2,996	4,838
Tongaat Hulett, Ltd.	22,796	362,182
Truworths International, Ltd.	115,345	1,477,363
Tsogo Sun Holdings, Ltd.	53,917	150,864
Village Main Reef, Ltd.	128,562	18,941
Vodacom Group, Ltd. (b)	69,836	1,020,657
Wilson Bayly Holmes-Ovcon, Ltd.	21,179	391,908
Woolworths Holdings, Ltd.	214,823	1,797,703

		88,196,431

TOTAL COMMON STOCKS —
(Cost $95,695,240)		95,293,260

SHORT TERM INVESTMENTS — 5.2%
UNITED STATES — 5.2%
MONEY MARKET FUNDS — 5.2%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	3,952,026	3,952,026
State Street Institutional Liquid Reserves Fund 0.17% (d)(e)	961,053	961,053

TOTAL SHORT TERM INVESTMENTS —
(Cost $4,913,079)		4,913,079

TOTAL INVESTMENTS — 105.6%
(Cost $100,608,319)		100,206,339
OTHER ASSETS & LIABILITIES — (5.6)%		(5,316,559)

NET ASSETS — 100.0%		$94,889,780

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2012.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
GDR = Global Depositary Receipt

SPDR S&P Emerging Middle East & Africa ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2012*

PERCENT OF
INDUSTRY **	NET ASSETS

Metals & Mining	13.7%
Commercial Banks	10.8
Wireless Telecommunication Services	10.5
Media	7.2
Oil, Gas & Consumable Fuels	6.9
Diversified Financial Services	6.8
Insurance	5.1
Food & Staples Retailing	5.1
Specialty Retail	4.3
Real Estate Management & Development	4.0
Food Products	3.2
Construction & Engineering	2.6
Industrial Conglomerates	2.5
Health Care Providers & Services	2.3
Pharmaceuticals	2.1
Multiline Retail	1.9
Capital Markets	1.4
Household Durables	1.2
Distributors	1.0
Paper & Forest Products	1.0
Real Estate Investment Trusts	0.8
Chemicals	0.8
Construction Materials	0.7
Containers & Packaging	0.7
Trading Companies & Distributors	0.7
Diversified Telecommunication Services	0.7
Hotels, Restaurants & Leisure	0.6
Electronic Equipment, Instruments & Components	0.5
Tobacco	0.4
Marine	0.3
Electrical Equipment	0.1
Auto Components	0.1
Commercial Services & Supplies	0.1
Energy Equipment & Services	0.1
Professional Services	0.1
IT Services	0.1
Textiles, Apparel & Luxury Goods	0.0 ***
Short Term Investments	5.2
Other Assets & Liabilities	(5.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
***	Amount shown represents less than 0.05% of net assets.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AUSTRALIA — 7.7%
Abacus Property Group	284,166	$637,245
Alumina, Ltd. (a)	227,536	212,605
Amcor, Ltd.	50,255	421,050
AMP, Ltd.	94,081	469,816
Ansell, Ltd.	41,837	665,861
APA Group (a)	54,682	313,943
Aristocrat Leisure, Ltd. (a)	84,613	276,712
Australia & New Zealand Banking Group, Ltd.	72,753	1,892,080
BHP Billiton, Ltd.	116,916	4,503,277
Billabong International, Ltd.	60,682	52,290
BlueScope Steel, Ltd. (b)	29,342	105,097
Brambles, Ltd.	81,156	632,763
Bunnings Warehouse Property Trust	107,453	240,965
Commonwealth Bank of Australia (a)	49,434	3,191,224
Computershare, Ltd.	46,853	437,298
CSL, Ltd.	23,718	1,327,235
CSR, Ltd. (a)	81,104	165,036
DUET Group	421,838	910,940
Envestra, Ltd.	336	328
GWA International, Ltd. (a)	187,588	447,934
Harvey Norman Holdings, Ltd. (a)	141,240	278,607
Hills Industries, Ltd.	162,268	152,462
Insurance Australia Group, Ltd.	107,574	523,795
Lend Lease Group	63,408	610,904
Macquarie Group, Ltd.	16,537	609,317
National Australia Bank, Ltd.	58,538	1,519,353
Newcrest Mining, Ltd.	39,881	918,350
Origin Energy, Ltd.	54,795	661,040
OZ Minerals, Ltd.	28,647	199,267
Perpetual, Ltd.	12,502	450,910
QBE Insurance Group, Ltd.	37,173	420,664
Rio Tinto, Ltd.	17,274	1,183,814
Santos, Ltd.	43,224	498,114
Shopping Centres Australasia Property Group (b)	10,855	16,905
Sonic Healthcare, Ltd.	43,652	604,109
Suncorp Group, Ltd.	70,496	744,331
Sydney Airport	153,308	537,975
Tatts Group, Ltd.	210,584	658,071
Toll Holdings, Ltd.	48,003	227,255
Treasury Wine Estates, Ltd.	31,059	151,231
Wesfarmers, Ltd.	46,773	1,789,425
Westfield Group	56,969	624,573
Westfield Retail Trust	48,514	152,109
Westpac Banking Corp.	81,339	2,198,977
Woodside Petroleum, Ltd.	25,922	911,786
Woolworths, Ltd.	55,490	1,689,692
WorleyParsons, Ltd.	13,976	338,951

		35,575,686

AUSTRIA — 0.2%
Erste Group Bank AG (b)	9,272	293,687
OMV AG	9,886	356,537
Voestalpine AG	10,473	381,918

		1,032,142

BELGIUM — 1.1%
Ageas	13,051	382,241
Anheuser-Busch InBev NV	25,002	2,166,964
Bekaert NV	2,772	79,944
Delhaize Group (a)	7,098	283,080
Gimv NV	8,151	407,606
KBC Groep NV	7,585	261,502
UCB SA (a)	9,534	543,259
Umicore	13,887	763,287

		4,887,883

CANADA — 9.9%
AGF Management, Ltd.	18,716	186,465
Agnico-Eagle Mines, Ltd.	7,901	413,658
Agrium, Inc.	10,577	1,053,132
ARC Resources, Ltd. (a)	10,487	257,409
Bank of Montreal	16,954	1,036,276
Bank of Nova Scotia (a)	33,657	1,942,283
Barrick Gold Corp.	33,876	1,184,656
BCE, Inc. (a)	7,701	329,711
Bombardier, Inc. (Class B)	83,291	314,527
Brookfield Asset Management, Inc. (Class A)	20,403	746,696
Cameco Corp.	22,307	438,881
Canadian Imperial Bank of Commerce (a)	12,495	1,003,540
Canadian National Railway Co. (a)	19,457	1,765,141
Canadian Natural Resources, Ltd.	42,620	1,225,908
Canadian Oil Sands, Ltd.	19,460	394,203
Canadian Pacific Railway, Ltd.	10,000	1,013,357
Canadian Western Bank (a)	23,691	676,682
Cenovus Energy, Inc. (a)	21,605	722,337
CGI Group, Inc. (Class A) (a)(b)	41,686	960,407
Crescent Point Energy Corp. (a)	19,998	755,574
Eldorado Gold Corp.	18,553	238,504
Enbridge, Inc. (a)	24,852	1,073,750
EnCana Corp. (a)	26,511	523,457
Fairfax Financial Holdings, Ltd. (a)	1,204	433,559
First Quantum Minerals, Ltd.	24,566	540,566
Fortis, Inc. (a)	7,009	240,884
Gildan Activewear, Inc.	14,073	513,480
Goldcorp, Inc.	28,190	1,035,360
Husky Energy, Inc. (a)	19,436	573,886
IAMGOLD Corp. (a)	23,729	271,441
Imperial Oil, Ltd.	16,923	726,243
Intact Financial Corp.	3,963	257,792
Kinross Gold Corp.	30,829	299,094
Lululemon Athletica, Inc. (a)(b)	3,053	231,528
Magna International, Inc. (Class A)	15,904	793,523
Manulife Financial Corp.	58,377	792,079
National Bank of Canada (a)	5,256	407,727
New Gold, Inc. (b)	16,793	185,689
Nexen, Inc.	27,763	740,849
Nordion, Inc. (a)	31,011	201,819
Pacific Rubiales Energy Corp.	9,811	227,711
Pembina Pipeline Corp. (a)	8,652	247,299
Penn West Petroleum, Ltd. (a)	14,347	155,617
Potash Corp. of Saskatchewan, Inc.	35,360	1,437,554
Power Corp. of Canada (a)	10,487	267,310
Power Financial Corp. (a)	8,735	238,969
Research In Motion, Ltd. (a)(b)	18,161	215,225
Richelieu Hardware, Ltd.	22,135	821,420
Rogers Communications, Inc. (Class B)	21,144	958,987
Royal Bank of Canada (a)	44,658	2,685,669
Russel Metals, Inc. (a)	20,464	567,451

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Shaw Communications, Inc. (Class B) (a)	22,895	$525,180
Sherritt International Corp.	45,749	264,193
Shoppers Drug Mart Corp. (a)	7,701	331,026
Silver Wheaton Corp.	11,207	403,619
Sino-Forest Corp. (a)(b)(c)	4,520	0
SNC-Lavalin Group, Inc.	5,594	226,524
Sun Life Financial, Inc.	21,703	574,780
Suncor Energy, Inc.	61,141	2,008,559
Talisman Energy, Inc.	48,353	546,320
Teck Resources, Ltd. (Class B)	22,546	818,558
TELUS Corp. (a)	10,462	679,604
The Toronto-Dominion Bank (a)	27,634	2,324,342
Thomson Reuters Corp. (a)	11,900	343,961
Tim Hortons, Inc.	5,951	291,842
TMX Group, Ltd.	1,377	70,143
TransCanada Corp. (a)	24,907	1,176,185
Turquoise Hill Resources, Ltd. (a)(b)	13,660	104,264
Valeant Pharmaceuticals International, Inc. (b)	9,455	563,483
Yamana Gold, Inc.	37,757	648,812

		46,226,680

CHINA — 0.5%
Chong Hing Bank, Ltd.	190,000	399,569
Dah Sing Banking Group, Ltd.	373,527	406,256
Dah Sing Financial Holdings, Ltd.	42,485	191,573
Hongkong Land Holdings, Ltd.	96,000	671,040
Sino Land Co., Ltd. (a)	213,047	383,168
Transport International Holdings, Ltd.	182,800	379,239

		2,430,845

DENMARK — 1.3%
A P Moller — Maersk A/S	93	700,076
Danske Bank A/S (b)	28,138	475,588
DSV A/S	25,670	660,904
FLSmidth & Co. A/S (a)	6,595	381,312
GN Store Nord A/S	41,494	599,779
Novo Nordisk A/S (Class B)	15,635	2,532,113
SimCorp A/S	1,858	414,997
Vestas Wind Systems A/S (a)(b)	8,993	50,629

		5,815,398

FINLAND — 1.1%
Amer Sports Oyj (Class A)	3,785	56,139
Elisa Oyj	15,575	343,535
Fortum Oyj	12,612	235,282
Kemira Oyj	20,647	321,480
Kesko Oyj (Class B)	2,107	68,808
Kone Oyj (Class B)	2,082	153,166
Konecranes Oyj (a)	1,938	65,282
Lassila & Tikanoja Oyj (b)	20,773	318,786
Metso Oyj	10,302	435,172
Neste Oil Oyj (a)	16,372	210,884
Nokia Oyj (a)	121,636	469,228
Pohjola Bank PLC	25,592	380,255
Sampo Oyj (Class A)	17,108	548,993
Sanoma Oyj (a)	17,219	168,786
Stockmann Oyj Abp (Class B)	11,037	197,896
Stora Enso Oyj	33,565	232,102
Tikkurila Oyj	5,163	100,198
UPM-Kymmene Oyj	24,448	283,805
Wartsila Oyj	6,866	296,186
YIT Oyj	15,178	295,758

		5,181,741

FRANCE — 7.2%
Accor SA	9,545	335,933
Air Liquide SA	8,361	1,047,750
Alcatel-Lucent (a)(b)	111,547	147,505
Alstom SA	8,625	342,671
AXA SA	56,158	988,417
BNP Paribas	28,673	1,609,819
Bourbon SA	8,412	230,735
Bouygues SA	10,571	312,185
Cap Gemini SA	7,987	346,018
Carrefour SA	22,350	570,024
Casino Guichard-Perrachon SA	4,552	432,698
Compagnie de Saint-Gobain	17,207	730,934
Compagnie Generale de Geophysique-Veritas (b)	14,247	424,314
Compagnie Generale des Etablissements Michelin	7,827	738,746
Credit Agricole SA (b)	11,226	90,045
Danone	22,504	1,480,645
Edenred	9,545	293,210
EDF SA (a)	8,540	157,403
Essilor International SA	11,777	1,180,347
France Telecom SA	58,383	641,871
GDF Suez	45,605	936,457
Hermes International	2,485	741,410
Hi-Media SA (b)	65,635	178,258
L’Oreal SA	2,758	381,432
Lafarge SA	6,549	416,428
Lagardere SCA	8,693	289,788
LVMH Moet Hennessy Louis Vuitton SA	6,973	1,276,017
Nexans SA	4,747	209,689
Pernod — Ricard SA	8,813	1,015,971
Peugeot SA (a)(b)	10,973	79,148
PPR	3,794	704,533
Publicis Groupe SA	11,205	668,464
Renault SA	7,657	410,715
Sanofi	33,643	3,166,499
Schneider Electric SA	18,898	1,366,096
Sechilienne-Sidec SA	10,478	198,648
Societe de la Tour Eiffel	2,960	173,660
Societe Generale (b)	20,468	764,755
Sodexo	6,482	544,543
Technip SA	6,829	781,851
Total SA	70,485	3,625,099
Unibail-Rodamco SE	2,691	645,525
Valeo SA	8,158	404,784
Vallourec SA	5,924	308,425
Veolia Environnement SA	21,326	257,404
Vinci SA	18,197	862,714
Vivendi SA	35,292	788,666

		33,298,249

GERMANY — 7.1%
Adidas AG	10,839	962,155
Allianz SE	14,633	2,021,817
BASF SE	28,456	2,669,292
Bayer AG	26,154	2,478,871

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Bayerische Motoren Werke AG	12,305	$1,183,137
Bilfinger Berger AG	5,859	563,889
Commerzbank AG (b)	74,660	141,151
Daimler AG	33,565	1,828,497
Deutsche Bank AG	28,792	1,250,762
Deutsche Boerse AG	7,614	463,870
Deutsche Post AG	33,324	729,310
Deutsche Telekom AG	94,450	1,070,274
E.ON AG	56,820	1,055,503
Fresenius Medical Care AG & Co. KGaA	9,737	671,517
Fresenius SE	6,577	755,254
GEA Group AG	18,896	609,609
Henkel AG & Co. KGaA Preference Shares	5,542	454,469
Hochtief AG (b)	4,848	280,783
Infineon Technologies AG	65,606	530,128
K+S AG	7,468	344,603
Lanxess AG	2,589	226,202
Linde AG	5,076	883,370
MAN SE	2,641	281,163
Merck KGaA	4,516	594,377
Muenchener Rueckversicherungs- Gesellschaft AG	7,297	1,308,370
Porsche Automobil Holding SE Preference Shares	7,332	596,424
Puma AG Rudolf Dassler Sport	1,112	329,644
Rheinmetall AG	1,210	58,068
RWE AG	15,165	624,598
Salzgitter AG	2,875	149,437
SAP AG	30,942	2,475,784
Siemens AG	27,199	2,947,624
ThyssenKrupp AG	14,543	340,521
Volkswagen AG	3,151	676,109
Volkswagen AG Preference Shares	4,742	1,076,257
Wincor Nixdorf AG	6,273	293,183

		32,926,022

GREECE — 0.1%
Coca Cola Hellenic Bottling Co. SA (b)	8,162	190,466
Hellenic Telecommunications Organization SA ADR (b)	60,396	207,038
National Bank of Greece SA ADR (b)	35,918	64,293

		461,797

HONG KONG — 2.5%
Bank of East Asia, Ltd. (a)	149,299	571,126
CLP Holdings, Ltd.	89,500	748,831
Esprit Holdings, Ltd. (a)	126,009	174,605
Hang Lung Group, Ltd. (a)	97,000	551,275
Hang Lung Properties, Ltd.	180,000	715,276
Hong Kong Exchanges and Clearing, Ltd. (a)	56,497	961,437
Hopewell Holdings	97,500	418,261
Hysan Development Co., Ltd.	191,841	921,973
Li & Fung, Ltd. (a)	372,000	656,568
New World Development Co., Ltd.	466,797	723,908
Pacific Basin Shipping, Ltd. (a)	467,000	262,094
Sands China, Ltd.	70,800	310,116
Sun Hung Kai Properties, Ltd.	84,322	1,264,147
Swire Pacific, Ltd.	50,500	624,502
The Link REIT	237,079	1,183,736
Wheelock & Co., Ltd.	185,000	930,866
Wing Hang Bank, Ltd.	45,362	473,469

		11,492,190

IRELAND — 0.5%
CRH PLC	29,943	603,996
DCC PLC	13,633	445,749
Grafton Group PLC	67,790	350,347
Irish Bank Resolution Corp., Ltd. (b)(d)	5,635	0
Kingspan Group PLC	41,794	458,828
United Drug PLC	88,251	395,067

		2,253,987

ISRAEL — 0.4%
Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	5,420	184,342
Shufersal, Ltd.	65,110	182,534
Strauss Group, Ltd.	21,483	281,557
Teva Pharmaceutical Industries, Ltd. ADR	35,897	1,340,394

		1,988,827

ITALY — 1.7%
Assicurazioni Generali SpA	15,689	284,204
Atlantia SpA	22,559	406,570
Banca Piccolo Credito Valtellinese Scarl	42,346	65,097
Banca Popolare dell’Etruria e del Lazio	68,295	49,747
Banca Popolare di Milano Scarl (b)	171,714	102,327
Banco Popolare Societa Cooperativa (b)	97,946	162,448
Davide Campari-Milano SpA	105,164	804,160
Enel SpA	123,567	511,214
ENI SpA	73,360	1,773,805
Falck Renewables SpA	180,657	231,867
Fiat Industrial SpA	31,705	345,058
Fiat SpA (a)(b)	37,273	186,243
Finmeccanica SpA (a)(b)	21,698	124,496
Intesa Sanpaolo SpA	335,327	574,724
Pirelli & C. SpA	54,118	617,527
Saipem SpA	13,878	536,095
Societa Cattolica di Assicurazioni Scrl (b)	12,762	196,521
Telecom Italia SpA	360,374	324,505
UniCredit SpA (b)	145,298	709,925

		8,006,533

JAPAN — 18.2%
Advantest Corp. (a)	18,100	282,181
Aeon Co., Ltd. (a)	37,020	422,584
Aoyama Trading Co., Ltd.	28,100	536,879
Asahi Breweries, Ltd.	36,336	771,980
Asahi Kasei Corp.	92,550	542,680
Astellas Pharma, Inc.	18,510	829,541
Atom Corp. (a)	30,800	162,077
Bridgestone Corp.	27,765	714,154
Canon, Inc. (a)	36,816	1,422,141
Casio Computer Co., Ltd. (a)	46,500	404,956
Central Japan Railway Co.	9,300	752,906
Chubu Electric Power Co., Inc.	27,765	369,279
Chugai Pharmaceutical Co., Ltd.	18,780	358,593

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Chuo Mitsui Trust Holdings, Inc.	197,550	$687,707
Colowide Co., Ltd. (a)	42,500	383,884
Credit Saison Co., Ltd.	28,100	696,772
Daiichi Sankyo Co., Ltd.	27,765	424,511
Daikin Industries, Ltd.	18,510	629,809
Daito Trust Construction Co., Ltd.	9,255	872,356
Daiwa Securities Group, Inc. (a)	92,550	508,428
DeNA Co., Ltd. (a)	5,100	167,631
Denso Corp.	18,510	636,445
East Japan Railway Co.	9,400	606,627
Eisai Co., Ltd.	9,351	389,332
FANUC Corp.	7,855	1,446,268
Fast Retailing Co., Ltd.	1,000	252,588
Foster Electric Co., Ltd. (a)	10,900	175,983
FUJIFILM Holdings Corp.	18,510	368,851
Fujitsu, Ltd.	96,513	401,835
Fukuoka Financial Group, Inc.	92,550	368,209
Furukawa Electric Co., Ltd. (b)	91,550	203,292
Hankyu Hanshin Holdings, Inc.	93,513	482,355
Hankyu REIT, Inc.	32	152,848
Heiwa Real Estate REIT, Inc.	260	172,602
Hitachi, Ltd. (a)	180,475	1,051,979
Honda Motor Co., Ltd.	45,875	1,668,616
Hoya Corp.	27,106	530,113
Ibiden Co., Ltd. (a)	9,700	153,244
Ichigo Real Estate Investment Corp. (a)	365	197,982
Industrial & Infrastructure Fund Investment Corp. (a)	20	149,425
Isuzu Motors, Ltd.	99,000	585,081
ITOCHU Corp.	92,550	970,830
Japan Digital Laboratory Co., Ltd.	55,720	624,446
Japan Hotel REIT Investment Corp.	636	175,651
Japan Tobacco, Inc.	36,400	1,027,190
JFE Holdings, Inc.	18,510	342,948
JSR Corp.	18,600	352,575
JX Holdings, Inc.	185,700	1,037,334
Kajima Corp.	178,475	586,213
KDDI Corp.	9,300	655,028
Kinki Nippon Tourist Co., Ltd. (a)(b)	120,000	162,378
Kintetsu Corp. (a)	179,101	733,265
Kirin Holdings Co., Ltd.	7,000	81,929
Kiyo Holdings, Inc.	277,651	404,603
Komatsu, Ltd.	36,720	927,502
Konica Minolta Holdings, Inc.	46,275	329,676
Kubota Corp.	88,550	1,009,776
Kurita Water Industries, Ltd. (a)	10,010	219,036
Kyocera Corp.	9,255	831,682
Kyodo Shiryo Co., Ltd.	142,000	160,944
Kyoritsu Maintenance Co., Ltd.	7,200	155,217
Marubeni Corp. (a)	94,550	671,413
Matsuya Co., Ltd. (a)(b)	16,400	166,342
Medipal Holdings Corp.	28,299	312,561
Meiko Network Japan Co., Ltd.	16,300	181,918
MID Reit, Inc. (a)	66	156,098
Milbon Co., Ltd.	5,300	167,523
MISUMI Group, Inc.	27,957	757,893
Mitsubishi Corp.	54,938	1,046,468
Mitsubishi Electric Corp.	92,550	782,444
Mitsubishi Estate Co., Ltd.	7,925	187,802
Mitsubishi Heavy Industries, Ltd.	185,101	888,416
Mitsubishi Motors Corp. (b)	276,613	284,723
Mitsubishi UFJ Financial Group, Inc. (a)	358,824	1,913,119
Mitsui & Co., Ltd.	82,426	1,223,068
Mitsui Chemicals, Inc. (a)	92,550	238,694
Mitsui OSK Lines, Ltd.	89,550	263,063
Mizuho Financial Group, Inc.	452,700	821,996
MS&AD Insurance Group Holdings, Inc.	18,799	370,697
Murata Manufacturing Co., Ltd.	9,300	543,168
NGK Insulators, Ltd.	3,000	35,251
Nidec Corp. (a)	9,300	539,941
Nikon Corp. (a)	18,200	531,697
Nintendo Co., Ltd.	300	31,816
Nippon Steel Corp.	311,101	755,580
Nippon Suisan Kaisha, Ltd.	148,200	305,090
Nippon Telegraph & Telephone Corp.	9,600	403,030
Nippon Yusen K.K. (a)	92,550	215,145
Nissan Motor Co., Ltd.	73,941	693,531
Nitto Denko Corp.	17,800	868,745
NKSJ Holdings, Inc.	19,200	407,471
Nomura Holdings, Inc. (a)	119,585	695,672
NTT Data Corp.	94	292,116
NTT DoCoMo, Inc.	642	920,696
Obayashi Corp.	92,550	518,062
Olympus Corp. (b)	10,100	194,489
ORIX Corp. (a)	3,691	413,645
Panasonic Corp. (a)	74,250	448,257
Resona Holdings, Inc.	27,800	126,035
Ringer Hut Co., Ltd. (a)	19,400	239,625
Riso Kyoiku Co., Ltd.	3,016	241,726
Rohm Co., Ltd.	9,300	301,055
Rohto Pharmaceutical Co., Ltd.	7,701	89,599
Sanrio Co., Ltd. (a)	3,900	123,723
Secom Co., Ltd.	9,448	473,684
Sekisui House SI Investment Co.	33	151,136
Seven & I Holdings Co., Ltd.	36,528	1,029,535
Sharp Corp. (a)	8,000	28,034
Shimizu Corp. (a)	93,513	349,329
Shin-Etsu Chemical Co., Ltd.	18,317	1,107,939
Softbank Corp.	36,336	1,319,552
Sony Corp.	36,720	406,844
Stanley Electric Co., Ltd.	18,073	255,006
Sumitomo Chemical Co., Ltd.	92,550	287,931
Sumitomo Corp.	55,375	704,476
Sumitomo Electric Industries, Ltd.	36,720	419,584
Sumitomo Metal Mining Co., Ltd.	5,000	69,855
Sumitomo Mitsui Financial Group, Inc.	27,800	1,001,527
Sumitomo Realty & Development Co., Ltd.	4,000	131,706
T&D Holdings, Inc.	28,000	337,108
Taisei Corp.	186,438	616,680
Taiyo Yuden Co., Ltd. (a)	19,200	167,430
Takeda Pharmaceutical Co., Ltd.	27,765	1,237,889
Takeuchi Manufacturing Co., Ltd.	36,700	494,908
TDK Corp. (a)	9,255	332,887
Teijin, Ltd.	96,550	237,844
Terumo Corp.	9,448	372,063
The Akita Bank, Ltd.	92,550	263,312
The Aomori Bank, Ltd.	185,101	528,768

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

The Awa Bank, Ltd.	92,550	$526,625
The Bank of Iwate, Ltd.	9,255	403,532
The Bank of Okinawa, Ltd.	9,255	371,420
The Bank of Yokohama, Ltd.	92,550	428,150
The Chiba Bank, Ltd.	88,550	516,153
The Dai-ichi Life Insurance Co., Ltd.	170	235,737
The Daisan Bank, Ltd.	277,651	491,304
The Daishi Bank, Ltd.	180,176	566,794
The Eighteenth Bank, Ltd.	181,251	473,749
The Higo Bank, Ltd.	92,550	513,780
The Hokkoku Bank, Ltd. (a)	92,550	340,379
The Hyakugo Bank, Ltd.	92,550	416,376
The Kansai Electric Power Co., Inc.	32,800	344,065
The Musashino Bank, Ltd.	9,255	300,775
The Nanto Bank, Ltd.	90,550	409,473
The Ogaki Kyoritsu Bank, Ltd.	92,550	314,690
The San-In Godo Bank, Ltd.	87,550	613,604
The Shiga Bank, Ltd. (a)	92,550	571,580
The Shikoku Bank, Ltd. (a)	180,101	481,158
The Toho Bank, Ltd.	185,101	599,413
The Tokyo Electric Power Co., Inc. (a)(b)	37,375	89,045
The Yamagata Bank, Ltd. (a)	100,176	446,051
The Yamanashi Chuo Bank, Ltd.	92,550	384,265
Tohoku Electric Power Co., Inc. (b)	29,900	277,681
Tokio Marine Holdings, Inc.	27,765	765,211
Tokyo Dome Corp. (a)(b)	99,000	357,231
Tokyo Electron, Ltd.	9,255	421,193
Tokyo Gas Co., Ltd.	94,475	431,592
Tokyu Corp.	92,550	520,202
Toray Industries, Inc.	92,550	564,088
Toshiba Corp.	178,513	695,760
Toyota Motor Corp.	74,588	3,454,865
Unihair Co., Ltd. (b)	12,700	166,562
Usen Corp. (a)(b)	174,590	246,342
USS Co., Ltd. (a)	8,281	860,998
Warabeya Nichiyo Co., Ltd.	9,500	175,794
Yamada Denki Co., Ltd. (a)	6,468	248,726
Zenrin Co., Ltd.	17,300	223,290

		84,665,030

LUXEMBOURG — 0.3%
ArcelorMittal	28,358	483,603
Millicom International Cellular SA (a)	5,264	450,598
Tenaris SA	6,206	127,476
Ternium SA ADR	8,140	191,697

		1,253,374

NETHERLANDS — 3.3%
Aegon NV	72,082	456,443
Akzo Nobel NV	12,250	803,402
ASML Holding NV	15,464	978,612
European Aeronautic Defence and Space Co. NV	18,456	717,806
Fugro NV	6,872	403,353
Heineken NV	11,777	783,637
ING Groep NV (b)	126,883	1,181,182
Koninklijke (Royal) KPN NV	50,577	247,786
Koninklijke Ahold NV	53,185	710,657
Koninklijke DSM NV	13,221	798,146
Koninklijke Philips Electronics NV	42,313	1,109,852
PostNL NV (b)	22,135	85,155
Royal Dutch Shell PLC (Class A)	120,479	4,155,698
SBM Offshore NV (b)	15,207	210,814
TNT Express NV	18,982	210,968
Unilever NV	56,665	2,154,181
Wolters Kluwer NV	18,909	385,786

		15,393,478

NEW ZEALAND — 0.1%
Fisher & Paykel Healthcare Corp., Ltd.	221,325	451,005

NORWAY — 0.8%
DnB NOR ASA	46,680	590,499
Norsk Hydro ASA	56,585	283,471
Orkla ASA	54,211	472,438
StatoilHydro ASA	38,245	955,223
Storebrand ASA (b)	39,611	190,893
Telenor ASA	31,483	634,723
Yara International ASA	13,981	687,839

		3,815,086

PORTUGAL — 0.2%
EDP — Energias de Portugal SA	96,374	290,966
Mota — Engil SGPS SA	80,444	166,192
Portugal Telecom SGPS SA (a)	47,411	234,337
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	111,358	436,039

		1,127,534

SINGAPORE — 1.5%
Ascendas REIT	364,000	706,246
CapitaLand, Ltd.	182,000	551,289
City Developments, Ltd.	93,000	979,869
Cosco Corp. Singapore, Ltd. (a)	375,000	274,765
Flextronics International, Ltd. (a)(b)	66,896	415,424
Genting Singapore PLC (a)	372,400	422,246
Keppel Corp., Ltd.	98,975	891,302
Lippo Malls Indonesia Retail Trust	547,000	219,427
SembCorp Industries, Ltd.	192,000	825,215
Singapore Exchange, Ltd.	91,000	522,235
UOL Group, Ltd.	195,000	953,050
Wilmar International, Ltd. (a)	90,000	246,091

		7,007,159

SOUTH KOREA — 4.5%
Bioland, Ltd. (b)	13,255	191,289
CJ CGV Co., Ltd. (b)	9,210	276,582
Cosmochemical Co., Ltd. (b)	9,090	78,794
Credu Corp. (b)	4,819	186,130
Crown Confectionery Co., Ltd. (b)	1,050	198,608
Dae Han Flour Mills Co., Ltd. (b)	1,526	198,131
Digitech Systems Co., Ltd. (a)(b)	13,282	129,647
Dongwon Industries Co., Ltd. (b)	951	253,612
Dongyang Mechatronics Corp. (b)	11,590	114,755
Genic Co., Ltd. (b)	3,903	136,896
GS Home Shopping, Inc. (b)	1,542	219,653
Haansoft, Inc. (b)	18,670	367,968
Hana Tour Service, Inc. (a)	4,161	237,088
Harim Co., Ltd. (a)(b)	74,794	198,412
Hotel Shilla Co., Ltd. (b)	3,902	160,188
Hyundai Elevator Co., Ltd. (b)	1,176	124,128
Hyundai Engineering Plastics Co., Ltd. (b)	44,660	199,611

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Hyundai Hy Communications & Networks Co., Ltd. (b)	50,960	$203,255
Hyundai Mobis (b)	1,567	421,545
Hyundai Securities Co., Ltd.	159,190	1,339,749
INFINITT Co., Ltd. (b)	11,617	93,320
Interpark Corp. (b)	26,458	172,502
Kia Motors Corp. (b)	4,681	247,042
KIWOOM Securities Co., Ltd.	11,487	631,982
Koh Young Technology, Inc. (b)	5,982	157,013
Korea Electric Power Corp. ADR	66,832	933,643
KT Corp. ADR (a)	39,563	662,285
KT&G Corp.	3,217	242,798
LG Chem, Ltd. (b)	636	196,044
LG Display Co., Ltd. ADR (a)	60,130	870,682
LG Electronics, Inc. (a)(b)	3,772	259,318
LG Household & Health Care, Ltd. (b)	310	190,244
Lotte Samkang Co., Ltd. (b)	363	223,108
Modetour Network, Inc. (b)	10,415	292,825
NHN Corp. (b)	1,142	242,145
POSCO ADR (a)	22,306	1,832,438
Sajo Industries Co., Ltd. (b)	4,536	213,120
Samsung Electronics Co., Ltd. GDR	9,458	6,667,890
Shinsegae Food Co., Ltd. (b)	2,004	189,061
SK Innovation Co., Ltd. (b)	3,616	587,707
SK Telecom Co., Ltd. ADR (a)	63,433	1,004,144

		21,145,352

SPAIN — 2.3%
Abertis Infraestructuras SA	11,444	187,390
Acciona SA	2,956	219,061
Acerinox SA	17,937	197,415
ACS, Actividades de Construccion y Servicios SA	10,448	262,269
Banco Bilbao Vizcaya Argentaria SA	117,867	1,081,555
Banco de Sabadell SA (b)	54,833	142,776
Banco Santander SA	242,600	1,951,048
Distribuidora Internacional de Alimentacion SA	21,660	137,357
Ebro Puleva SA	2,906	57,469
Enagas	27,124	577,171
Faes Farma SA	71,500	155,538
Ferrovial SA	28,281	417,600
Gamesa Corp. Tecnologica SA (a)	21,451	46,946
Gestevision Telecinco SA (a)	33,049	221,781
Iberdrola SA	158,648	877,433
Indra Sistemas SA (a)	25,551	337,538
Industria de Diseno Textil SA	4,435	616,870
NH Hoteles SA (b)	60,375	207,752
Red Electrica Corporacion SA (a)	11,832	581,854
Repsol YPF SA	30,560	617,852
Sacyr Vallehermoso SA (b)	13,240	28,837
Telefonica SA	116,710	1,567,940

		10,491,452

SWEDEN — 2.5%
Alfa Laval AB	31,529	655,739
Assa Abloy AB (Class B)	27,084	1,011,260
Atlas Copco AB (Class B)	59,640	1,450,330
Boliden AB	21,236	398,576
CDON Group AB (a)(b)	26,387	162,246
Electrolux AB	20,399	534,633
Hennes & Mauritz AB (Class B)	28,776	993,046
Investor AB	10,483	273,941
Kinnevik Investment AB (Class B)	24,096	502,629
Nordea Bank AB	70,801	675,855
Sandvik AB	43,440	691,119
Scania AB (Class B)	26,289	542,716
Securitas AB (Class B)	38,724	337,509
Skanska AB (Class B)	32,811	535,632
Tele2 AB (Class B)	26,151	470,726
Telefonaktiebolaget LM Ericsson (Class B)	116,835	1,169,167
TeliaSonera AB	71,516	484,362
Volvo AB (Class A)	63,481	872,377

		11,761,863

SWITZERLAND — 7.2%
ABB, Ltd. (b)	76,777	1,572,698
Adecco SA (b)	8,454	443,688
Clariant AG (b)	29,145	393,227
Compagnie Financiere Richemont SA	10,921	851,870
Credit Suisse Group AG (a)(b)	35,059	852,585
Geberit AG (b)	2,781	611,890
Glencore International PLC (a)	72,850	416,002
Holcim, Ltd. (b)	10,000	730,868
Julius Baer Group, Ltd. (b)	9,297	328,368
Kuehne & Nagel International AG	3,769	452,931
Lonza Group AG (b)	4,706	253,770
Nestle SA	111,226	7,242,115
Nobel Biocare Holding AG (b)	11,924	101,087
Novartis AG	83,062	5,213,210
PSP Swiss Property AG (b)	9,012	852,121
Roche Holding AG	24,242	4,873,030
SGS SA	366	810,090
STMicroelectronics NV	23,046	162,402
Sulzer AG	3,447	542,648
Swiss Life Holding AG (b)	2,400	318,304
Syngenta AG	3,911	1,566,365
The Swatch Group AG	2,136	1,076,226
UBS AG (b)	115,973	1,807,980
Wolseley PLC	10,478	493,928
Zurich Insurance Group AG (b)	4,787	1,272,907

		33,240,310

UNITED KINGDOM — 17.2%
3i Group PLC	58,429	206,289
AMEC PLC	30,908	503,917
Anglo American PLC	45,748	1,408,443
AstraZeneca PLC	38,200	1,806,629
Aviva PLC	95,413	578,500
BAE Systems PLC	123,129	674,293
Balfour Beatty PLC	85,401	379,949
Barclays PLC	380,604	1,623,396
Barratt Developments PLC (b)	52,360	176,691
BG Group PLC	114,262	1,880,546
BHP Billiton PLC	76,415	2,645,108
BP PLC	646,619	4,464,987
British American Tobacco PLC	54,775	2,778,839
British Land Co. PLC	47,541	434,302
British Sky Broadcasting Group PLC	56,683	706,700
BT Group PLC	265,586	997,682
Burberry Group PLC	15,446	307,818

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Cable & Wireless Communications PLC	127,252	$73,121
Cairn Energy PLC (b)	12,318	53,021
Capita Group PLC	26,234	321,958
Carnival PLC	12,419	476,012
Centrica PLC	170,276	923,351
Compass Group PLC	97,566	1,149,804
Diageo PLC	76,430	2,220,116
Experian PLC	31,193	496,902
FirstGroup PLC	43,724	148,757
G4S PLC	102,018	425,355
GlaxoSmithKline PLC	155,425	3,372,790
Hays PLC	194,831	260,642
HSBC Holdings PLC	572,217	6,017,071
ICAP PLC	44,926	224,194
Imperial Tobacco Group PLC	36,488	1,407,457
Informa PLC	64,600	471,483
Intercontinental Hotels Group PLC	31,469	873,180
Invensys PLC	61,970	327,380
J Sainsbury PLC	68,798	385,929
Kingfisher PLC	130,606	603,145
Land Securities Group PLC	36,452	482,021
Legal & General Group PLC	270,965	641,301
Lloyds Banking Group PLC (b)	1,121,653	873,609
Lonmin PLC	9,456	43,684
Man Group PLC	76,945	103,499
Marks & Spencer Group PLC	80,899	502,730
Mondi PLC	42,066	457,793
National Grid PLC	141,654	1,618,719
Next PLC	12,979	782,502
Old Mutual PLC	210,392	609,430
Pearson PLC	40,204	776,377
Persimmon PLC	36,184	470,537
Prudential PLC	92,976	1,308,052
Randgold Resources, Ltd.	5,811	562,024
Reckitt Benckiser Group PLC	24,982	1,575,194
Rentokil Initial PLC	193,907	301,800
Resolution, Ltd.	64,639	260,050
Rio Tinto PLC	46,621	2,661,102
Rolls-Royce Holdings PLC (b)	79,206	1,124,626
Royal Bank of Scotland Group PLC (b)	65,955	347,896
Royal Dutch Shell PLC (Class B)	88,902	3,143,098
RSA Insurance Group PLC	181,368	370,581
SABMiller PLC	33,348	1,531,353
Scottish & Southern Energy PLC	35,347	814,734
Serco Group PLC	57,738	502,114
Shire PLC	29,988	919,828
Smith & Nephew PLC	58,457	645,674
Smiths Group PLC	27,475	531,908
Standard Chartered PLC	59,136	1,512,537
Standard Life PLC	125,942	679,871
Tate & Lyle PLC	49,935	618,511
Tesco PLC	265,011	1,447,406
The Sage Group PLC	100,604	481,274
Tullow Oil PLC	41,983	860,549
Unilever PLC	50,329	1,935,621
Vodafone Group PLC	1,603,329	4,025,295
William Hill PLC	33,228	188,016
William Morrison Supermarkets PLC	122,799	524,974
WPP PLC	55,468	800,650
Xstrata PLC (b)	67,248	1,157,611

		80,000,308

TOTAL COMMON STOCKS —
(Cost $426,063,904)		461,929,931

PREFERRED STOCK — 0.2%
SOUTH KOREA — 0.2%
Hyundai Motor Co., Ltd. (b) (Cost $873,026)	13,005	918,364

RIGHTS — 0.0% (e)
SPAIN — 0.0% (e)
Faes Farma SA (expiring 1/11/13) (b)	70,728	3,171
Repsol SA (expiring 2/21/13) (a)(b)	30,220	18,407

TOTAL RIGHTS —
(Cost $21,708)		21,578

SHORT TERM INVESTMENTS — 5.7%
UNITED STATES — 5.7%
MONEY MARKET FUNDS — 5.7%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	22,427,547	22,427,547
State Street Institutional Liquid Reserves Fund 0.17% (g)(h)	4,167,314	4,167,314

TOTAL SHORT TERM INVESTMENTS —
(Cost $26,594,861)		26,594,861

TOTAL INVESTMENTS — 105.3%
(Cost $453,553,499)		489,464,734
OTHER ASSETS & LIABILITIES — (5.3)%		(24,491,401)

NET ASSETS — 100.0%		$464,973,333

(a)	A portion of the security was on loan at December 31, 2012.
(b)	Non-income producing security.
(c)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. (See accompanying Notes to Schedules of Investments)
(d)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(h)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company
REIT = Real Estate Investment Trust
SCA = Societe en Commandite par Actions

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2012*

PERCENT OF
INDUSTRY **	NET ASSETS

Commercial Banks	11.8%
Oil, Gas & Consumable Fuels	8.0
Pharmaceuticals	6.6
Metals & Mining	6.5
Insurance	4.4
Chemicals	3.9
Food Products	3.5
Automobiles	3.0
Machinery	2.8
Real Estate Management & Development	2.6
Food & Staples Retailing	2.1
Wireless Telecommunication Services	2.1
Beverages	2.1
Diversified Telecommunication Services	2.0
Capital Markets	2.0
Semiconductors & Semiconductor Equipment	2.0
Hotels, Restaurants & Leisure	1.8
Trading Companies & Distributors	1.7
Media	1.7
Electric Utilities	1.7
Industrial Conglomerates	1.6
Road & Rail	1.5
Textiles, Apparel & Luxury Goods	1.4
Construction & Engineering	1.4
Multi-Utilities	1.3
Tobacco	1.2
Auto Components	1.2
Electrical Equipment	1.1
Electronic Equipment, Instruments & Components	1.1
Real Estate Investment Trusts	1.0
Diversified Financial Services	1.0
Specialty Retail	0.9
Health Care Equipment & Supplies	0.9
Commercial Services & Supplies	0.9
Building Products	0.8
Software	0.8
Energy Equipment & Services	0.7
Aerospace & Defense	0.6
Household Durables	0.6
Health Care Providers & Services	0.6
IT Services	0.6
Professional Services	0.6
Multiline Retail	0.5
Computers & Peripherals	0.5
Marine	0.5
Household Products	0.4
Communications Equipment	0.4
Office Electronics	0.4
Construction Materials	0.4
Biotechnology	0.3
Gas Utilities	0.3
Air Freight & Logistics	0.3
Transportation Infrastructure	0.3
Paper & Forest Products	0.2
Consumer Finance	0.2
Personal Products	0.1
Distributors	0.1
Diversified Consumer Services	0.1
Leisure Equipment & Products	0.1
Internet & Catalog Retail	0.1
Independent Power Producers & Energy Traders	0.1
Containers & Packaging	0.1
Internet Software & Services	0.1
Life Sciences Tools & Services	0.0 ***
Health Care Technology	0.0 ***
Short Term Investments	5.7
Other Assets & Liabilities	(5.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for Irish Bank Resolution Corp., Ltd., which was Level 2 and part of the Commercial Banks Industry, representing 0.00% of net assets and Sino-Forest Corp., which was Level 3 and part of Paper & Forest Products Industry, representing 0.00% of net assets. (See accompanying Notes to Schedules of Investments)
***	Amount shown represents less than 0.05% of net assets.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AUSTRALIA — 8.3%
Adelaide Brighton, Ltd.	705,788	$1,917,042
Alumina, Ltd. (a)	1,162,641	1,086,348
Aristocrat Leisure, Ltd. (a)	280,312	916,712
Arrium, Ltd.	617,773	583,648
Atlas Iron, Ltd.	440,591	818,784
Aurora Oil & Gas, Ltd. (a)(b)	248,621	936,969
Ausenco, Ltd.	139,361	461,544
Australian Infrastructure Fund (a)	260,154	839,985
AWE, Ltd. (b)	857,159	1,081,231
Bank of Queensland, Ltd.	5,380	41,054
Beach Energy, Ltd.	1,131,000	1,737,821
Beadell Resources Ltd. (b)	405,468	412,538
BlueScope Steel, Ltd. (b)	295,779	1,059,418
Boart Longyear Group	269,746	525,094
Bradken, Ltd. (a)	87,669	498,778
carsales.com, Ltd. (a)	150,758	1,148,834
Charter Hall Retail REIT	193,669	756,012
Coalspur Mines, Ltd. (a)(b)	262,536	196,247
CSR, Ltd.	305,736	622,133
David Jones, Ltd. (a)	278,513	682,399
Discovery Metals, Ltd. (b)	240,288	406,631
Downer EDI, Ltd. (b)	214,956	903,827
DuluxGroup, Ltd.	196,164	769,825
Energy World Corp., Ltd. (a)(b)	544,173	206,210
Evolution Mining, Ltd. (b)	266,345	472,848
Fairfax Media, Ltd. (a)	1,021,317	540,769
FKP Property Group (a)	182,584	214,201
Fleetwood Corp., Ltd. (a)	168,758	1,715,252
Goodman Fielder, Ltd. (b)	1,665,318	1,071,938
Independence Group NL	129,705	626,168
Infigen Energy (a)(b)	932,063	241,917
Investa Office Fund	362,126	1,116,598
Invocare, Ltd.	326,440	2,975,629
IOOF Holdings, Ltd.	371,696	2,782,300
JB Hi-Fi, Ltd. (a)	165,718	1,780,700
Karoon Gas Australia, Ltd. (b)	125,195	688,880
Kingsgate Consolidated, Ltd. (a)	86,341	394,412
Lynas Corp., Ltd. (a)(b)	779,011	465,042
Medusa Mining, Ltd.	99,097	558,652
Mesoblast, Ltd. (a)(b)	112,500	619,027
Mineral Resources, Ltd.	77,320	779,457
Monadelphous Group, Ltd. (a)	111,383	2,823,875
Mount Gibson Iron, Ltd.	512,371	444,173
Myer Holdings, Ltd. (a)	305,654	685,432
Navitas, Ltd.	131,224	640,313
Nufarm, Ltd. (a)	116,747	704,211
Oakton, Ltd. (a)	251,934	332,178
Pacific Brands, Ltd.	1,213,398	781,045
Paladin Energy, Ltd. (a)(b)	524,582	560,959
PanAust, Ltd. (a)	246,710	855,488
Perpetual, Ltd. (a)	21,512	775,874
Perseus Mining, Ltd. (b)	273,921	597,208
Platinum Australia, Ltd. (b)(c)	610,876	0
Primary Health Care, Ltd. (a)	221,490	919,803
Programmed Maintenance Services, Ltd. (a)	253,132	499,323
Resolute Mining, Ltd.	353,323	601,584
Roc Oil Co., Ltd. (b)	1,002,921	458,142
SAI Global, Ltd.	375,466	1,648,891
Senex Energy, Ltd. (b)	584,993	422,101
Seven West Media, Ltd. (a)	277,284	472,117
Sigma Pharmaceuticals, Ltd.	1,758,476	1,341,852
Silver Lake Resources, Ltd. (a)(b)	141,944	489,256
Sims Metal Management, Ltd.	82,716	794,350
Southern Cross Media Group, Ltd.	429,000	467,657
St Barbara, Ltd. (b)	292,438	438,715
STW Communications Group, Ltd.	781,957	901,128
Sundance Resources, Ltd. (a)(b)	1,236,642	475,036
Transfield Services, Ltd.	319,214	646,245
UGL, Ltd. (a)	77,383	874,088
Western Areas NL (a)	112,863	522,597
WHK Group, Ltd.	868,449	888,099

		57,714,614

AUSTRIA — 0.6%
AMS AG	5,260	563,151
Atrium European Real Estate, Ltd.	102,321	600,305
BWT AG	34,493	727,382
Schoeller-Bleckmann Oilfield Equipment AG	17,960	1,877,466
Wienerberger AG (a)	67,697	618,425

		4,386,729

BELGIUM — 1.3%
AGFA-Gevaert NV (b)	239,736	346,106
Barco NV	28,197	2,026,034
Bekaert NV	20,770	599,007
EVS Broadcast Equipment SA	19,731	1,154,993
KBC Ancora (b)	29,492	503,525
Mobistar SA	21,739	555,731
Nyrstar (a)(b)	81,921	485,373
RHJ International (b)	171,430	901,793
Tessenderlo Chemie NV (a)(d)	43,461	1,423,307
Tessenderlo Chemie NV (b)(d)	4,451	47
ThromboGenics NV (b)	16,235	900,048

		8,895,964

BERMUDA — 0.2%
Golden Ocean Group, Ltd. (b)	360,104	254,941
Ship Finance International, Ltd. (a)	34,220	569,078
SmarTone Telecommunications Holding, Ltd.	8,953	16,264
Trinity, Ltd. (a)	616,000	402,144

		1,242,427

CANADA — 11.7%
Advantage Oil & Gas, Ltd. (b)	133,007	427,461
Alacer Gold Corp. (b)	115,248	601,878
Algonquin Power & Utilities Corp. (a)	82,320	565,500
Angle Energy, Inc. (b)	81,727	293,025
Argonaut Gold, Inc. (b)	67,170	638,847
Atlantic Power Corp. (a)	60,896	692,931
AuRico Gold, Inc. (a)(b)	171,781	1,412,962
Aurizon Mines, Ltd. (b)	106,551	367,048
B2Gold Corp. (b)	181,434	648,694
Bankers Petroleum, Ltd. (a)(b)	151,959	489,895
Banro Corp. (b)	123,555	344,966
Birchcliff Energy, Ltd. (a)(b)	63,055	472,422
BlackPearl Resources, Inc. (a)(b)	167,964	511,129
Calfrac Well Services, Ltd.	20,548	516,950
Canfor Corp. (b)	45,326	754,751
Capital Power Corp.	30,846	704,157

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Capstone Mining Corp. (b)	207,145	$501,375
CCL Industries, Inc.	11,604	501,010
Celestica, Inc. (b)	109,227	885,269
Celtic Exploration, Ltd. (b)	39,176	1,034,385
Centerra Gold, Inc.	74,980	701,078
China Gold International Resources Corp., Ltd. (b)	125,001	428,094
Cineplex, Inc. (a)	30,318	969,189
CML HealthCare, Inc. (a)	49,094	327,392
Cogeco Cable, Inc.	8,628	329,713
Colossus Minerals, Inc. (b)	75,774	350,827
Continental Gold, Ltd. (b)	56,930	506,006
Copper Mountain Mining Corp. (b)	69,426	274,023
Corus Entertainment, Inc. (Class B) (a)	153,174	3,781,276
Cott Corp.	75,348	605,387
Crew Energy, Inc. (b)	69,085	450,298
Davis & Henderson Corp.	32,234	697,966
Denison Mines Corp. (a)(b)	277,089	342,291
Dorel Industries, Inc.	14,778	533,563
Dundee Corp. (Class A) (b)	93,587	2,880,829
Dundee Precious Metals, Inc. (b)	58,516	497,771
Endeavour Mining Corp. (b)	228,365	474,757
Endeavour Silver Corp. (b)	61,346	483,030
FirstService Corp. (b)	57,737	1,628,257
Fortuna Silver Mines, Inc. (a)(b)	76,331	318,142
Freehold Royalties, Ltd. (a)	87,160	1,960,816
Gabriel Resources, Ltd. (a)(b)	104,834	248,477
GMP Capital, Inc.	101,954	599,007
Golden Star Resources, Ltd. (b)	332,931	621,926
Gran Tierra Energy, Inc. (b)	152,080	840,052
Granite Real Estate, Inc.	24,629	934,007
Great Basin Gold, Ltd. (b)(e)	266,255	0
Great Canadian Gaming Corp. (a)(b)	57,900	555,333
Guardian Capital Group, Ltd. (Class A)	219,184	2,289,358
Harry Winston Diamond Corp. (b)	45,837	643,569
Home Capital Group, Inc.	49,354	2,927,931
Horizon North Logistics, Inc.	74,187	511,866
HudBay Minerals, Inc.	91,940	925,217
Imax Corp. (b)	26,457	593,336
Innergex Renewable Energy, Inc.	57,426	596,926
Ithaca Energy, Inc. (b)	159,546	318,868
Just Energy Group, Inc. (a)	79,208	754,930
Keegan Resources, Inc. (a)(b)	54,345	215,590
Kirkland Lake Gold, Inc. (a)(b)	42,324	248,665
Lake Shore Gold Corp. (b)	247,980	186,788
Legacy Oil + Gas, Inc. (b)	75,880	522,785
Linamar Corp.	77,792	1,812,568
MacDonald, Dettwiler & Associates, Ltd.	14,778	830,548
MAG Silver Corp. (a)(b)	52,093	532,074
Major Drilling Group International, Inc.	100,124	985,453
Maple Leaf Foods, Inc. (a)	43,242	519,842
Martinrea International, Inc. (b)	102,330	796,482
Mullen Group, Ltd.	42,766	897,669
Nevsun Resources, Ltd.	108,531	463,249
Niko Resources, Ltd. (a)	25,786	275,807
Northern Dynasty Minerals, Ltd. (a)(b)	57,140	180,768
Northland Power, Inc. (a)	36,796	689,948
Novagold Resources, Inc. (a)(b)	116,240	525,339
NuVista Energy, Ltd. (a)(b)	102,549	604,562
OceanaGold Corp. (b)	160,070	458,170
Parkland Fuel Corp.	45,424	863,590
Pason Systems, Inc.	41,040	706,876
Petrobank Energy & Resources, Ltd. (b)	54,350	676,850
Petrominerales, Ltd. (a)	50,284	434,310
Poseidon Concepts Corp. (a)	43,793	61,575
Premier Gold Mines, Ltd. (a)(b)	95,811	404,144
Pretium Resources, Inc. (b)	42,257	556,382
Queenston Mining, Inc. (b)	63,565	311,537
Rio Alto Mining, Ltd. (b)	106,144	542,606
Romarco Minerals, Inc. (b)	304,835	235,737
RONA, Inc.	57,028	611,117
Rubicon Minerals Corp. (a)(b)	189,186	484,508
Russel Metals, Inc. (a)	86,587	2,400,991
Sabina Gold & Silver Corp. (b)	82,725	220,168
Savanna Energy Services Corp. (a)	110,516	796,932
Seabridge Gold, Inc. (b)	23,740	426,781
Secure Energy Services, Inc. (b)	54,680	544,768
SEMAFO, Inc. (a)	138,952	477,268
Sherritt International Corp.	159,577	921,530
Silver Standard Resources, Inc. (b)	46,318	689,862
Silvercorp Metals, Inc. (a)	103,701	531,159
Southern Pacific Resource Corp. (b)	303,988	393,838
Stantec, Inc. (a)	52,483	2,095,209
Sunshine Oilsands, Ltd. (a)(b)	936,000	373,151
Superior Plus Corp.	59,608	613,022
Tanzanian Royalty Exploration Corp. (a)(b)	85,928	374,538
The North West Co, Inc.	28,762	646,762
Thompson Creek Metals Co., Inc. (a)(b)	95,478	395,068
Torex Gold Resources, Inc. (b)	306,062	676,244
Transcontinental, Inc. (a)	40,620	454,869
TransForce, Inc.	47,012	937,690
TransGlobe Energy Corp. (b)	51,699	484,435
Trican Well Service, Ltd. (a)	74,484	981,450
Trinidad Drilling, Ltd.	74,484	514,663
Uni-Select, Inc.	88,713	2,106,232
Westport Innovations, Inc. (a)(b)	23,965	633,483
Westshore Terminals Investment Corp. (a)	30,271	837,568
Whitecap Resources, Inc. (b)	67,161	583,452
Wi-Lan, Inc. (a)	88,158	401,080

		81,413,915

CHINA — 1.7%
Allied Properties HK, Ltd.	4,992,791	921,149
Cafe de Coral Holdings, Ltd.	839,867	2,383,877
China Sandi Holdings, Ltd. (b)(c)	103	8
Chow Sang Sang Holding International, Ltd. (a)	252,939	586,754
Daphne International Holdings, Ltd. (a)	572,000	783,739
G-Resources Group, Ltd. (b)	9,588,000	451,514
HKR International, Ltd.	2,751,179	1,405,610
K Wah International Holdings, Ltd.	2,730,717	1,314,124
Melco International Development, Ltd.	541,000	628,887
Midland Holdings, Ltd.	789,790	377,020

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Road King Infrastructure, Ltd.	1,226,544	$1,071,328
Shun Tak Holdings, Ltd. (a)	1,294,749	699,923
Texwinca Holdings, Ltd.	932,050	876,632
Xinyi Glass Holdings Co., Ltd.	1,194	736

		11,501,301

DENMARK — 1.0%
Amagerbanken A/S (b)(c)	308,573	0
Bang & Olufsen A/S (a)(b)	33,969	405,172
D/S Norden A/S	15,155	436,780
East Asiatic Co., Ltd. A/S	36,861	618,790
Genmab A/S (b)	41,412	569,323
IC Companys A/S	27,246	645,149
NKT Holding A/S (a)	11,495	413,358
Pandora A/S	28,074	617,627
SimCorp A/S	8,529	1,905,012
Sydbank A/S (b)	30,223	532,458
Vestas Wind Systems A/S (a)(b)	98,929	556,957

		6,700,626

FINLAND — 1.6%
Amer Sports Oyj (Class A)	171,875	2,549,251
Citycon Oyj	314,749	1,066,460
Cramo Oyj	76,207	795,733
HKScan Oyj	130,313	623,651
Konecranes Oyj (a)	19,343	651,571
Lassila & Tikanoja Oyj (b)	84,189	1,291,980
Outokumpu Oyj (b)	520,776	545,153
Poyry Oyj	88,922	343,498
Talvivaara Mining Co. PLC (a)(b)	86,754	142,056
Tieto Oyj (a)	73,144	1,435,888
Vacon Oyj (a)	30,266	1,604,089

		11,049,330

FRANCE — 2.7%
Air France-KLM (b)	72,839	672,121
Bourbon SA	21,077	578,128
Carbone Lorraine SA	38,549	1,071,857
Club Mediterranee SA (b)	35,590	627,814
Etablissements Maurel et Prom	42,598	712,124
GL Events SA	33,303	742,023
Groupe Steria SCA	36,217	678,029
Havas SA	110,894	609,519
IPSOS	44,988	1,669,638
Jacquet Metal Service	40,941	473,915
Neopost SA (a)	15,417	813,031
Rubis	71,086	4,854,686
Saft Groupe SA	47,912	1,118,059
Sequana (b)	3	6
Sequana SA (a)(b)	13,101	142,324
Societe d’Edition de Canal +	57,323	374,095
Societe de la Tour Eiffel	16,393	961,758
Societe Television Francaise 1	54,691	638,126
SOITEC (a)(b)	138,949	474,463
Technicolor SA (b)	132,035	330,742
Teleperformance	24,350	880,426
UbiSoft Entertainment SA (b)	64,207	668,739

		19,091,623

GERMANY — 3.5%
Aareal Bank AG (b)	24,501	507,466
Aixtron SE	47,660	557,912
Alstria Office REIT-AG	47,887	584,055
Deutsche Euroshop AG	18,593	775,592
Dialog Semiconductor PLC (a)(b)	37,581	658,725
DIC Asset AG	56,681	545,965
Drillisch AG	46,746	686,866
Duerr AG	6,553	583,165
Freenet AG (a)	55,773	1,029,436
Gerresheimer AG (b)	25,047	1,324,016
Gildemeister AG	77,998	1,568,197
GSW Immobilien AG	21,833	921,108
Indus Holding AG	71,083	1,898,683
Jenoptik AG	149,601	1,455,981
Kloeckner & Co. SE (b)	57,521	680,095
Kontron AG	89,363	484,696
KUKA AG (b)	53,577	1,954,496
Leoni AG	45,346	1,706,838
MLP AG	65,772	433,569
Morphosys AG (b)	10,690	412,945
Patrizia Immobilien AG (b)	123,138	1,048,750
Rheinmetall AG	20,284	973,424
Stada Arzneimittel AG	32,340	1,040,771
TAG Immobilien AG	53,208	666,069
TUI AG (a)(b)	95,990	993,316
Wincor Nixdorf AG	17,059	797,291

		24,289,427

GIBRALTAR — 0.1%
Bwin.Party Digital Entertainment PLC	350,138	632,894

GREECE — 0.9%
Alpha Bank AE (b)	285,539	542,095
Diana Shipping, Inc. (b)	91,108	665,088
DryShips, Inc. (b)	234,517	370,537
EFG Eurobank Ergasias (b)	187,899	158,792
Ellaktor SA (b)	136,345	345,134
Hellenic Exchanges SA	94,265	540,614
Hellenic Telecommunications Organization SA (b)	125,629	844,709
JUMBO SA (b)	64,605	508,496
Marfin Investment Group SA (b)	466,131	263,641
National Bank of Greece SA (b)	455,844	775,270
Piraeus Bank SA (b)	597,249	266,146
Public Power Corp. SA (b)	59,125	459,128
Titan Cement Co. SA (b)	29,927	550,803
TT Hellenic Postbank SA (b)(c)	129,076	0

		6,290,453

HONG KONG — 0.7%
Champion REIT	189	91
China Mining Resources Group, Ltd. (a)(b)(e)	20,920,000	0
Emperor Watch & Jewellery, Ltd.	2,700,000	330,931
Giordano International, Ltd. (a)	1,882,000	1,808,950
Luk Fook Holdings International, Ltd.	193,000	607,572
Mongolia Energy Co., Ltd. (b)	723	35
Pacific Basin Shipping, Ltd. (a)	1,561,000	876,078
Peace Mark (Holdings), Ltd. (b)(c)	504,228	0
Skyworth Digital Holdings, Ltd. (a)	1,085	556
Stella International Holdings, Ltd.	271,000	734,242
Yanchang Petroleum International, Ltd. (b)	4,440,000	315,062
Yuexiu Real Estate Investment Trust	1,113,000	528,438

		5,201,955

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

IRELAND — 0.7%
C&C Group PLC	285,864	$1,717,457
Kenmare Resources PLC (b)	1,257,892	635,903
Kingspan Group PLC	126,287	1,386,419
Smurfit Kappa Group PLC	74,523	884,260
United Drug PLC	115,711	517,995

		5,142,034

ISRAEL — 0.7%
Clal Insurance Enterprise Holdings, Ltd.	21,088	312,779
Delek Group, Ltd.	2,538	593,499
Elbit Systems, Ltd.	14,837	593,305
Israel Discount Bank, Ltd. (Class A) (b)	449,372	739,499
Migdal Insurance & Financial Holding, Ltd.	251,381	388,751
Mizrahi Tefahot Bank, Ltd. (b)	63,246	652,445
NICE Systems, Ltd. (b)	38,875	1,282,601
Osem Investments, Ltd.	36,280	624,066

		5,186,945

ITALY — 2.0%
A2A SpA	801,656	462,184
Amplifon SpA	242,056	1,198,002
Ansaldo STS SpA	57,197	531,630
Astaldi SpA	229,445	1,530,652
Banca Popolare dell’Emilia Romagna Scrl	169,430	1,168,259
Banca Popolare dell’Etruria e del Lazio (a)	240,162	174,938
Banca Popolare di Milano Scarl (b)	1,647,873	981,995
Banca Popolare di Sondrio Scrl	169,561	979,146
EI Towers SpA (b)	30,597	834,212
Esprinet SpA	100,455	446,322
Hera SpA	244,332	394,284
IMMSI SpA	754,465	445,421
Interpump Group SpA	271,851	2,076,977
Saras SpA (b)	294,004	383,739
Sorin SpA (b)	705,681	1,562,091
Unipol Gruppo Finanziario SpA (b)	169,045	338,761
Yoox SpA (b)	30,973	486,751

		13,995,364

JAPAN — 30.8%
Activia Properties, Inc.	52	325,958
Ain Pharmaciez, Inc.	7,400	403,527
Alps Electric Co., Ltd.	185,936	1,109,616
Amada Co., Ltd.	146,000	937,142
Anritsu Corp.	63,000	743,191
Aoyama Trading Co., Ltd.	30,700	586,554
Arcs Co., Ltd.	24,700	504,198
Asahi Holdings, Inc. (a)	48,673	818,488
Autobacs Seven Co., Ltd.	14,100	590,320
Avex Group Holdings, Inc.	19,400	392,196
Bank of the Ryukyus, Ltd. (a)	145,500	1,682,762
Best Denki Co., Ltd. (a)(b)	244,769	407,642
Capcom Co., Ltd. (a)	24,000	365,281
Central Glass Co., Ltd.	517,145	1,734,483
Chiyoda Co., Ltd.	19,000	475,302
Citizen Holdings Co., Ltd.	144,200	753,813
Cocokara fine, Inc.	14,000	436,362
COMSYS Holdings Corp.	217,850	2,786,585
Cosmo Oil Co., Ltd.	336,000	746,105
Cosmos Pharmaceutical Corp. (a)	5,100	506,078
CyberAgent, Inc.	228	466,732
Daifuku Co., Ltd.	127,000	812,248
Daihen Corp. (a)	254,000	743,214
DAIICHI CHUO KISEN KAISHA (a)(b)	338,834	313,499
Daiichikosho Co., Ltd.	19,300	448,432
Dainippon Screen Manufacturing Co., Ltd. (a)	174,000	1,052,472
Daiwa Office Investment Corp.	312	1,077,106
Daiwahouse Residential Investment Corp.	69	539,455
DCM Japan Holdings Co., Ltd. (a)	176,533	1,159,669
DIC Corp.	390,000	717,169
Disco Corp.	10,200	527,901
Doutor Nichires Holdings Co., Ltd.	175,132	2,280,676
DTS Corp.	93,882	1,146,584
eAccess, Ltd. (a)(b)(c)	1,289	940,421
Ebara Corp.	178,000	741,109
EDION Corp. (a)	105,800	466,198
FCC Co., Ltd. (a)	105,548	2,180,174
FP Corp.	6,900	459,654
Frontier Real Estate Investment Corp.	84	733,476
Fuji Electric Holdings Co., Ltd.	318,000	776,013
Fuji Oil Co., Ltd.	42,200	609,585
Fukuoka REIT Corp.	312	2,374,325
Furukawa Co., Ltd. (b)	752,387	757,042
Furukawa Electric Co., Ltd. (b)	342,000	759,429
Glory, Ltd.	76,700	1,768,806
GS Yuasa Corp. (a)	194,000	776,314
Hanwa Co., Ltd.	423,000	1,643,763
Haseko Corp. (b)	819,500	644,492
Heiwa Real Estate Co., Ltd.	69,100	935,825
Hitachi Kokusai Electric, Inc.	112,372	821,362
Hitachi Zosen Corp.	854,000	1,195,096
Hokkaido Electric Power Co., Inc.	91,600	1,108,120
Horiba, Ltd.	53,713	1,546,194
Hosiden Corp.	119,900	734,945
Iino Kaiun Kaisha, Ltd. (a)	148,100	537,829
Industrial & Infrastructure Fund Investment Corp. (a)	68	508,044
Internet Initiative Japan, Inc.	16,000	365,651
IT Holdings Corp.	99,308	1,195,624
Izumi Co., Ltd.	22,000	462,569
Izumiya Co., Ltd.	263,000	1,341,387
Japan Airport Terminal Co., Ltd. (a)	100,600	1,032,004
Japan Aviation Electronics Industry, Ltd. (a)	149,000	1,097,704
Japan Excellent, Inc.	260	1,458,394
Japan Exchange Group, Inc. (a)	30,400	1,511,826
Japan Logistics Fund, Inc.	260	2,261,262
Juki Corp. (a)(b)	160,332	229,933
K’s Holdings Corp. (a)	22,200	564,339
Kaken Pharmaceutical Co., Ltd.	45,000	661,482
Kanematsu Corp. (b)	800,698	1,092,724
Katakura Industries Co., Ltd.	101,574	898,677
Kawasaki Kisen Kaisha, Ltd. (a)(b)	445,000	674,203
Kenedix Realty Investment Corp.	139	483,884
Kitz Corp.	179,000	840,502

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Kiyo Holdings, Inc.	1,221,000	$1,779,286
Komori Corp.	110,836	916,530
Kurabo Industries, Ltd.	747,000	1,269,982
KYB Co., Ltd. (a)	300,832	1,207,294
KYORIN Holdings, Inc.	30,400	589,260
Kyowa Exeo Corp.	142,200	1,425,865
Lion Corp.	118,000	599,109
Makino Milling Machine Co., Ltd.	178,000	1,089,019
Marudai Food Co., Ltd.	564,656	1,867,711
Maruha Nichiro Holdings, Inc.	806,485	1,408,422
Maruichi Steel Tube, Ltd.	34,900	799,190
Marusan Securities Co., Ltd.	174,298	931,310
Meidensha Corp. (a)	114,000	383,670
Minebea Co., Ltd. (a)	160,000	562,540
Mirait Holdings Corp.	97,100	879,307
Mitsui Mining & Smelting Co., Ltd.	707,000	1,725,288
Mitsui-Soko Co., Ltd.	310,000	1,236,917
Mitsumi Electric Co., Ltd. (b)	56,000	323,183
Mori Hills REIT Investment Corp.	97	519,413
Moshi Moshi Hotline, Inc.	22,900	291,067
Nakanishi, Inc.	8,383	834,761
NET One Systems Co., Ltd.	118,500	1,164,922
Neturen Co., Ltd. (a)	188,103	1,235,673
Nichi-iko Pharmaceutical Co., Ltd.	25,800	498,604
Nichirei Corp.	155,000	806,685
Nihon Dempa Kogyo Co., Ltd.	26,200	339,980
Nihon Kohden Corp.	58,700	1,777,327
Nikkiso Co., Ltd.	141,000	1,495,368
Nippon Accommodations Fund, Inc.	264	1,831,955
Nippon Carbon Co., Ltd. (a)	243,712	501,714
Nippon Gas Co., Ltd.	30,700	417,547
Nippon Konpo Unyu Soko Co., Ltd.	202,000	2,352,559
Nippon Light Metal Holdings Co., Ltd. (b)	954,400	1,125,875
Nippon Paper Group, Inc. (a)	54,600	753,343
Nippon Seiki Co., Ltd.	80,000	861,389
Nippon Sheet Glass Co., Ltd.	421,000	550,200
Nippon Shinyaku Co., Ltd.	200,000	2,250,622
Nippon Soda Co., Ltd.	267,000	1,216,654
Nippon Suisan Kaisha, Ltd.	424,099	873,066
Nippon Thompson Co., Ltd.	236,000	1,048,100
Nishi-Nippon Railroad Co., Ltd.	154,000	609,125
Nishimatsu Construction Co., Ltd.	668,000	1,390,621
Nishimatsuya Chain Co., Ltd.	123,893	978,649
Nissan Chemical Industries, Ltd.	75,700	889,507
Nissha Printing Co., Ltd. (a)(b)	23,700	278,485
Nisshin Steel Holdings Co., Ltd. (b)	52,500	479,674
Nitto Boseki Co., Ltd. (a)	388,153	1,521,817
NOF Corp.	471,000	2,108,102
Nomura Real Estate Office Fund, Inc.	127	729,995
North Pacific Bank, Ltd. (b)	147,600	413,106
NSD Co., Ltd.	98,808	861,635
Okamura Corp.	57,000	408,720
Okasan Securities Group, Inc.	269,682	1,350,515
Oki Electric Industry Co., Ltd. (b)	819,000	994,564
Orix JREIT, Inc.	426	2,096,374
OSG Corp.	151,600	2,088,193
Park24 Co., Ltd.	13	205
Pigeon Corp.	10,700	511,085
Pioneer Corp. (a)(b)	167,600	414,808
Point, Inc. (a)	25,210	919,881
Premier Investment Corp.	499	1,838,102
Rengo Co., Ltd.	215,000	1,079,165
Rohto Pharmaceutical Co., Ltd.	193,000	2,245,510
Ryohin Keikaku Co., Ltd.	32,003	1,785,861
Sakai Chemical Industry Co., Ltd.	330,565	990,185
Sanden Corp. (a)	302,000	1,271,358
Sankyu, Inc.	280,000	1,052,449
Sanyo Shokai, Ltd. (a)	211,000	561,268
Sanyo Special Steel Co., Ltd. (a)	227,937	809,306
Sapporo Holdings, Ltd. (a)	234,000	755,057
Sato Corp. (a)	82,900	1,332,690
Sawai Pharmaceutical Co., Ltd.	7,600	763,824
SBI Holdings, Inc. (a)	93,328	822,482
SCSK Corp.	25,100	391,312
Seiko Epson Corp. (a)	84,500	681,160
Seiren Co., Ltd.	204,300	1,268,827
Senshu Ikeda Holdings, Inc. (a)	104,460	595,603
Shima Seiki Manufacturing, Ltd. (a)	73,625	1,198,061
Shimachu Co., Ltd.	99,900	2,092,395
Ship Healthcare Holdings, Inc.	14,300	379,558
Shochiku Co., Ltd. (a)	485,000	4,986,584
Sinfonia Technology Co., Ltd. (a)	480,000	904,875
SMK Corp.	252,343	679,997
Sojitz Corp.	528,700	776,556
Sotetsu Holdings, Inc.	144,000	501,290
Star Micronics Co., Ltd. (a)	69,100	690,481
Start Today Co., Ltd. (a)	30,100	279,190
Sumitomo Forestry Co., Ltd.	89,300	841,722
Sumitomo Osaka Cement Co., Ltd.	667,793	2,417,385
Tadano, Ltd.	172,526	1,438,631
Taiyo Yuden Co., Ltd. (a)	59,300	517,113
Takara Holdings, Inc.	311,000	2,460,232
Takasago International Corp.	303,694	1,622,699
Takuma Co., Ltd.	223,000	1,256,011
The 77 Bank, Ltd.	133,000	530,677
The Bank of Nagoya, Ltd.	256,000	920,789
The Bank of Okinawa, Ltd.	51,700	2,074,816
The Ehime Bank, Ltd.	664,000	1,766,264
The Eighteenth Bank, Ltd.	693,730	1,813,254
The Hokuetsu Bank, Ltd.	973,000	1,969,294
The Michinoku Bank, Ltd.	677,000	1,354,548
The Minato Bank, Ltd.	750,000	1,301,105
The Miyazaki Bank, Ltd.	655,000	1,590,817
The Musashino Bank, Ltd.	43,700	1,420,193
The Nanto Bank, Ltd.	121,000	547,169
The Nishi-Nippon City Bank, Ltd.	321,000	790,759
The Oita Bank, Ltd.	435,000	1,413,693
The Tochigi Bank, Ltd.	264,000	909,871
The Tokyo Tomin Bank, Ltd.	47,400	428,143
Toagosei Co., Ltd.	541,818	2,111,752
TOC Co., Ltd.	204,600	1,254,126
Toei Co., Ltd.	315,000	1,635,749
Toho Holdings Co., Ltd.	68,119	1,190,399
Toho Zinc Co., Ltd.	247,000	1,071,243
Tokai Carbon Co., Ltd.	114,000	473,324
Tokai Tokyo Financial Holdings, Inc.	256,000	1,160,608
Tokuyama Corp. (a)	221,000	483,074
Tokyo Dome Corp. (a)(b)	252,000	909,316
Tokyo Tatemono Co., Ltd.	229,000	1,162,679
TOMONY Holdings, Inc.	277,400	1,219,129
Top REIT, Inc.	92	395,281

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Topy Industries, Ltd.	537,381	$1,267,862
Tosoh Corp.	291,000	693,298
Toyo Corp./Chuo-ku	175,248	1,959,924
Toyo Tire & Rubber Co., Ltd.	424,000	1,255,352
Toyobo Co., Ltd.	1,039,788	1,479,141
TSI Holdings Co., Ltd.	66,100	380,707
Tsuruha Holdings, Inc.	8,200	645,834
Ulvac, Inc. (a)(b)	49,300	454,998
Unitika, Ltd. (b)	1,052,000	571,838
Valor Co., Ltd.	31,400	493,161
Wacom Co., Ltd.	180	470,479
Yaskawa Electric Corp. (a)	107,000	1,018,458
Yodogawa Steel Works, Ltd.	440,000	1,501,185
Zenrin Co., Ltd.	56,677	731,528

		213,675,685

LUXEMBOURG — 0.2%
AZ Electronic Materials SA	139,506	792,097
Eurofins Scientific	2,847	459,802

		1,251,899

NETHERLANDS — 1.8%
Aalberts Industries NV	97,081	2,009,468
AerCap Holdings NV (b)	70,585	968,426
ASM International NV	57,536	2,059,856
BinckBank NV (a)	41,987	344,036
CSM	37,789	809,343
Eurocommercial Properties NV	20,533	815,911
Exact Holding NV (a)	50,434	1,063,875
Koninklijke BAM Groep NV	141,421	601,673
Mediq NV	80,179	1,355,705
PostNL NV (b)	227,605	875,617
VistaPrint NV (a)(b)	25,621	841,906
Wereldhave NV	10,594	670,422

		12,416,238

NEW ZEALAND — 0.9%
DNZ Property Fund, Ltd.	242,480	317,073
Fisher & Paykel Healthcare Corp., Ltd. (a)	856,065	1,744,447
Goodman Property Trust	344,864	287,358
Infratil, Ltd. (a)	300,672	563,084
Kiwi Income Property Trust	433,579	411,358
Mainfreight, Ltd.	59,880	577,992
Nuplex Industries, Ltd. (a)	142,165	370,624
Ryman Healthcare, Ltd.	125,559	471,317
Sky City Entertainment Group, Ltd. (a)	270,608	843,891
Trade Me, Ltd. (a)	115,493	376,363

		5,963,507

NORWAY — 1.4%
Algeta ASA (b)	28,706	798,471
Atea ASA	41,242	444,638
Deep Sea Supply PLC (b)	180,736	321,835
DNO International ASA (a)(b)	574,004	960,756
Ekornes ASA	51,638	858,275
Norwegian Property ASA	425,005	649,125
ProSafe SE	126,233	1,073,329
Storebrand ASA (b)	155,600	749,866
Tomra Systems ASA	181,263	1,636,668
Veidekke ASA	266,394	2,106,165

		9,599,128

PORTUGAL — 0.4%
Altri SGPS SA	367,181	768,737
Banco Comercial Portugues SA (b)	6,762,398	668,666
Semapa-Sociedade de Investimento e Gestao, SGPS, SA	148,518	1,114,137

		2,551,540

SINGAPORE — 2.7%
Ascott Residence Trust	362,000	403,046
Biosensors International Group, Ltd. (a)(b)	651,000	642,206
Bukit Sembawang Estates, Ltd.	272,080	1,496,830
Cache Logistics Trust	501,000	508,588
Cambridge Industrial Trust	918,000	507,286
CapitaCommercial Trust (a)	818	1,128
CapitaRetail China Trust	285,000	383,811
CDL Hospitality Trusts (a)	414,000	637,184
China Yuchai International, Ltd. (a)	22,086	348,296
Cosco Corp. Singapore, Ltd. (a)	563,000	412,513
Ezion Holdings, Ltd.	336,000	464,871
Ezra Holdings, Ltd. (a)(b)	498,599	465,332
Far East Hospitality Trust (b)	429,000	352,964
First Real Estate Investment Trust	534,000	463,398
Frasers Centrepoint Trust	266,000	435,530
Haw Par Corp., Ltd.	352	1,937
Hong Leong Finance, Ltd.	1,615,656	3,346,385
Hyflux, Ltd. (a)	313,000	327,990
LionGold Corp., Ltd. (b)	422,000	378,297
Lippo Malls Indonesia Retail Trust	1,240,000	497,421
M1, Ltd.	304,000	674,450
Mapletree Commercial Trust	558,000	555,031
Mapletree Industrial Trust	717,000	798,297
Mapletree Logistics Trust	62,493	58,579
Miclyn Express Offshore, Ltd.	376,975	958,869
Parkway Life Real Estate Investment Trust	254,000	447,073
Sabana Shari’ah Compliant Industrial Real Estate Investment Trust	390,000	363,979
Singapore Post, Ltd.	624,000	587,475
Starhill Global REIT	750,000	481,989
Triyards Holdings, Ltd. (b)	50,259	30,653
Venture Corp., Ltd.	66,000	435,497
Wing Tai Holdings, Ltd.	835,299	1,275,344

		18,742,249

SOUTH KOREA — 6.9%
Able C&C Co., Ltd. (b)	6,086	448,530
Asiana Airlines (b)	168,008	971,412
Binggrae Co., Ltd. (b)	3,708	387,919
Cheil Communications, Inc. (b)	7	141
CJ E&M Corp. (b)	12,345	305,576
CJ Korea Express Corp. (b)	7,158	671,956
CJ O Shopping Co., Ltd. (b)	1,957	506,353
Com2uSCorp (a)(b)	5,297	239,969
Cosmax, Inc. (b)	7,640	309,004
Daesang Corp. (b)	14,310	350,206
Daum Communications Corp. (b)	16,464	1,400,995
DGB Financial Group, Inc. (b)	69,810	948,776
Dong-A Pharmaceutical Co., Ltd. (b)	9,275	944,329

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Dongkuk Steel Mill Co., Ltd. (b)	35,160	$449,938
Eugene Investment & Securities Co., Ltd. (b)	174,439	424,458
Fila Korea, Ltd. (b)	6,089	364,006
GemVax & Kael Co., Ltd. (b)	11,894	361,072
Grand Korea Leisure Co., Ltd.	19,780	529,339
Green Cross Corp. (b)	3,954	511,528
Hana Tour Service, Inc. (a)	17,826	1,015,703
Hanjin Heavy Industries & Construction Co., Ltd. (a)(b)	17,840	208,299
Hanjin Shipping Co., Ltd. (a)(b)	51,098	570,367
Hanmi Pharm Co., Ltd. (b)	7,436	836,969
Hansol Paper Co. (b)	79,839	680,131
Hanwha Securities Co.	120,262	473,488
Hite Jinro Co., Ltd. (b)	28,494	809,114
Honam Petrochemical Corp. (b)	2,075	475,876
Hotel Shilla Co., Ltd. (b)	33,779	1,386,719
Humax Co., Ltd. (a)(b)	47,199	491,576
Hyosung Corp. (b)	10,461	719,174
Hyundai Development Co. (b)	40,350	815,989
Hyundai Elevator Co., Ltd. (a)(b)	4,405	464,951
Hyundai Greenfood Co., Ltd. (a)(b)	38,280	607,860
Hyundai Home Shopping Network Corp. (b)	3,560	402,363
Hyundai Marine & Fire Insurance Co., Ltd.	7	218
Hyundai Securities Co., Ltd.	76,640	645,005
Jeonbuk Bank (b)	255,274	999,087
Korea Investment Holdings Co., Ltd.	23,920	950,700
Korean Reinsurance Co.	112,668	1,210,267
KT Skylife Co., Ltd. (b)	13,668	427,055
Kumho Tire Co., Inc. (a)(b)	56,330	684,016
LG Fashion Corp. (a)(b)	11,330	331,251
LG International Corp. (b)	33,708	1,522,343
LG Life Sciences, Ltd. (a)(b)	25,150	1,058,317
LIG Insurance Co., Ltd.	59,960	1,447,788
Lotte Chilsung Beverage Co., Ltd. (b)	397	561,806
Lotte Samkang Co., Ltd. (a)(b)	664	408,110
LS Industrial Systems Co., Ltd. (b)	10,006	627,142
Macquarie Korea Infrastructure Fund	92,810	592,971
Medipost Co., Ltd. (b)	5,090	382,734
MegaStudy Co., Ltd. (b)	5,799	425,754
Melfas, Inc. (a)(b)	13,459	340,066
Meritz Finance Holdings Co., Ltd. (b)	8	29
Meritz Fire & Marine Insurance Co., Ltd.	91,428	1,208,422
Meritz Securities Co., Ltd.	775,917	1,014,673
Mirae Asset Securities Co., Ltd.	16,157	537,271
Neowiz Games Corp. (b)	10,730	250,566
NongShim Co., Ltd. (b)	2,491	631,723
Paradise Co., Ltd. (b)	31,846	511,642
Poongsan Corp. (b)	38,863	1,219,715
Samsung Fine Chemicals Co., Ltd. (a)(b)	29,379	1,673,978
Samyang Holdings Corp. (b)	4,428	293,663
Seoul Semiconductor Co., Ltd. (a)(b)	21,566	487,492
SFA Engineering Corp. (b)	29,206	1,287,648
SK Broadband Co., Ltd. (b)	152,940	666,432
SK Chemicals Co., Ltd. (a)(b)	31,593	1,761,766
SM Entertainment Co. (b)	8,179	347,994
STX Offshore & Shipbuilding Co., Ltd. (a)(b)	47,563	324,321
STX Pan Ocean Co., Ltd. (a)(b)	109,929	484,147
Taekwang Industrial Co., Ltd. (b)	478	421,932
Tong Yang Securities, Inc.	87,480	333,798
Woori Investment & Securities Co., Ltd.	3	33
Young Poong Corp. (b)	553	575,948
Yuhan Corp. (b)	9,135	1,476,174

		48,208,083

SPAIN — 0.9%
Bolsas y Mercados Espanoles (a)	22,705	552,287
Construcciones y Auxiliar de Ferrocarriles SA	3,612	1,661,960
Faes Farma SA	210,534	457,987
Indra Sistemas SA	37,985	501,796
Tubacex SA (b)	247,604	647,986
Tubos Reunidos SA (a)	295,838	700,109
Vidrala SA	55,171	1,523,122
Zeltia SA (a)(b)	225,974	361,978

		6,407,225

SWEDEN — 2.3%
AarhusKarlshamn AB	20,152	854,968
Axfood AB	16,167	608,861
Axis Communications AB (a)	27,443	748,777
Betsson AB (b)	25,137	774,730
BillerudKorsnas AB (b)(d)	27,880	261,424
BillerudKorsnas AB (d)	55,305	520,707
Carnegie Investment Bank AB (a)(b)(c)	59,625	0
Fabege AB	83,864	847,606
Haldex AB (a)	170,930	880,209
Hexpol AB	14,142	746,724
Intrum Justitia AB	108,625	1,619,661
JM AB (a)	63,954	1,140,377
Kungsleden AB	166,029	903,462
New Wave Group AB (Class B) (c)	209,874	806,531
Nobia AB (b)	97,299	396,348
Saab AB	42,768	888,172
Swedish Orphan Biovitrum AB (b)	118,373	665,973
Wihlborgs Fastigheter AB	193,076	3,012,430

		15,676,960

SWITZERLAND — 2.4%
Basilea Pharmaceutica AG (b)	13,438	654,760
Belimo Holding AG	2,076	3,998,457
Daetwyler Holding AG	18,765	1,770,206
Forbo Holding AG (b)	856	547,069
Georg Fischer AG (b)	3,140	1,262,381
Kudelski SA (b)	65,488	681,816
Kuoni Reisen Holding (Class B) (b)	4,701	1,407,193
Logitech International SA (a)(b)	85,289	645,712
Mobimo Holding AG (b)	3,128	748,041
Nobel Biocare Holding AG (b)	74,192	628,973
Straumann Holding AG	4,294	525,403
Temenos Group AG (b)	73,334	1,281,853
Valiant Holding AG (b)	6,686	634,745
Valora Holding AG	8,587	1,736,444

		16,523,053

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

UNITED KINGDOM — 11.3%
A.G.BARR PLC	46,581	$375,029
Atkins WS PLC	39,680	492,134
Aveva Group PLC	34,800	1,234,301
BBA Aviation PLC	146,915	532,547
Bellway PLC	92,613	1,556,610
Bodycote PLC	211,989	1,560,640
Bovis Homes Group PLC	182,354	1,704,395
Britvic PLC	224,419	1,484,344
BTG PLC (b)	159,963	863,266
Cable & Wireless Communications PLC	1,314,397	755,272
Carillion PLC	145,071	747,527
Centamin PLC (b)	466,111	297,383
Chemring Group PLC	202,632	756,253
CSR PLC	151,168	820,226
Dairy Crest Group PLC	173,735	1,085,005
Darty PLC (a)	353,501	327,531
De La Rue PLC	29,157	432,477
Debenhams PLC	543,527	1,007,194
Dixons Retail PLC (b)	2,097,043	968,084
Domino’s Pizza UK & IRL PLC	55,828	451,383
Dunelm Group PLC	39,943	452,869
Elementis PLC	598,651	2,262,475
EnQuest PLC (b)	300,155	585,483
Enterprise Inns PLC (b)	435,533	726,366
Fenner PLC	220,381	1,419,664
Filtrona PLC	79,694	712,485
FirstGroup PLC	215,693	733,825
Galliford Try PLC	125,967	1,523,410
Gem Diamonds, Ltd. (b)	97,174	227,457
Genus PLC	33,869	769,106
Halfords Group PLC	86,491	467,325
Hays PLC	572,406	765,757
Henderson Group PLC	435,043	935,576
Heritage Oil PLC (a)(b)	122,202	376,620
Home Retail Group PLC (a)	365,432	752,611
Homeserve PLC	136,733	522,310
Howden Joinery Group PLC	314,623	884,245
Hunting PLC	63,986	822,194
Intermediate Capital Group PLC	171,417	880,498
International Personal Finance	260,247	1,577,908
Interserve PLC	187,650	1,185,938
ITE Group PLC	509,453	2,039,650
J.D. Wetherspoon PLC	158,114	1,369,887
Jazztel PLC (b)	102,959	713,320
Jupiter Fund Management PLC	189,306	856,992
Keller Group PLC	98,605	1,111,559
Kier Group PLC	58,114	1,252,597
Laird PLC	201,502	677,356
Mcbride PLC (b)	147,354	319,166
Michael Page International PLC	267,595	1,718,155
Micro Focus International PLC	79,893	755,821
Mitchells & Butlers PLC (b)	224,716	1,186,417
Mitie Group PLC	497,989	2,128,127
Morgan Crucible Co. PLC	303,046	1,323,620
Morgan Sindall PLC	65,991	552,969
N Brown Group PLC	205,046	1,232,552
National Express Group PLC	205,379	681,375
Pace PLC	181,822	556,820
PayPoint PLC	104,902	1,405,923
Petropavlovsk PLC	72,473	425,276
Premier Farnell PLC	461,327	1,458,531
Premier Foods PLC (b)	144,192	264,854
QinetiQ Group PLC	209,320	624,358
Redrow PLC (b)	301,778	813,807
Regus PLC	310,531	552,217
Renishaw PLC	19,125	643,516
Restaurant Group PLC	333,927	2,100,088
RPS Group PLC	303,926	1,046,854
Salamander Energy PLC (b)	135,408	418,201
Senior PLC	661,873	2,147,447
Shanks Group PLC	415,575	589,389
SIG PLC	314,854	619,273
SOCO International PLC (b)	104,363	607,149
Spirent Communications PLC	337,282	826,216
Spirit Pub Co. PLC	331,861	346,590
Synthomer PLC	127,981	392,351
Tullett Prebon PLC	253,344	1,036,940
Ultra Electronics Holdings PLC	51,254	1,386,335
Unite Group PLC	286,885	1,288,475
Victrex PLC	110,810	2,916,171
WH Smith PLC	167,817	1,827,671
Wincanton PLC (b)	230,424	262,188

		78,511,926

TOTAL COMMON STOCKS —
(Cost $738,010,171)		692,263,094

RIGHTS — 0.0% (f)
SPAIN — 0.0% (f)
Faes Farma SA (expiring 1/11/13) (b) (Cost $8,360)	268,782	9,437

SHORT TERM INVESTMENTS — 9.5%
UNITED STATES — 9.5%
MONEY MARKET FUNDS — 9.5%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	53,329,671	53,329,671
State Street Institutional Liquid Reserves Fund 0.17% (h)(i)	12,741,240	12,741,240

TOTAL SHORT TERM INVESTMENTS —
(Cost $66,070,911)		66,070,911

TOTAL INVESTMENTS — 109.2%
(Cost $804,089,442)		758,343,442
OTHER ASSETS & LIABILITIES — (9.2)%		(64,132,148)

NET ASSETS — 100.0%		$694,211,294

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

(a)	A portion of the security was on loan at December 31, 2012.
(b)	Non-income producing security.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Amount shown represents less than 0.05% of net assets.
(g)	Investments of cash collateral for securities loaned.
(h)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(i)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
REIT = Real Estate Investment Trust
SCA = Societe en Commandite par Actions

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2012*

PERCENT OF
INDUSTRY **	NET ASSETS

Metals & Mining	8.3%
Machinery	5.7
Commercial Banks	4.7
Real Estate Investment Trusts	4.7
Chemicals	3.9
Real Estate Management & Development	3.6
Oil, Gas & Consumable Fuels	3.6
Capital Markets	3.3
Construction & Engineering	3.3
Electronic Equipment, Instruments & Components	3.2
Hotels, Restaurants & Leisure	3.1
Media	3.1
Specialty Retail	3.1
Commercial Services & Supplies	3.0
Food Products	2.1
Pharmaceuticals	1.8
Energy Equipment & Services	1.7
Textiles, Apparel & Luxury Goods	1.7
Auto Components	1.6
Trading Companies & Distributors	1.6
Software	1.5
Household Durables	1.5
Building Products	1.4
Semiconductors & Semiconductor Equipment	1.4
Electrical Equipment	1.3
Health Care Providers & Services	1.3
Professional Services	1.2
Health Care Equipment & Supplies	1.2
Beverages	1.2
Industrial Conglomerates	1.1
Road & Rail	1.0
Biotechnology	1.0
IT Services	1.0
Food & Staples Retailing	1.0
Transportation Infrastructure	0.9
Communications Equipment	0.9
Multiline Retail	0.8
Marine	0.8
Paper & Forest Products	0.8
Diversified Financial Services	0.7
Construction Materials	0.7
Gas Utilities	0.7
Internet & Catalog Retail	0.7
Insurance	0.6
Aerospace & Defense	0.6
Diversified Consumer Services	0.6
Internet Software & Services	0.6
Containers & Packaging	0.5
Wireless Telecommunication Services	0.5
Independent Power Producers & Energy Traders	0.5
Thrifts & Mortgage Finance	0.5
Diversified Telecommunication Services	0.4
Distributors	0.4
Computers & Peripherals	0.4
Leisure Equipment & Products	0.4
Electric Utilities	0.4
Consumer Finance	0.3
Air Freight & Logistics	0.3
Automobiles	0.3
Life Sciences Tools & Services	0.3
Multi-Utilities	0.3
Airlines	0.2
Household Products	0.2
Office Electronics	0.1
Personal Products	0.1
Health Care Technology	0.0 ***
Water Utilities	0.0 ***
Short Term Investments	9.5
Other Assets & Liabilities	(9.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for Amagerbanken A/S, which was Level 2 and part of the Commercial Banks Industry, representing 0.00% of net assets, Carnegie Investment Bank AB, which was Level 2 and part of the Capital Markets Industry, representing 0.00% of net assets, Peace Mark (Holdings), Ltd., which was Level 2 and part of the Textiles, Apparel & Luxury Goods Industry, representing 0.00% of net assets, Platinum Australia, Ltd., which was Level 2 and part of the Metals & Mining Industry, representing 0.00% of net assets, China Sandi Holdings, Ltd., which was Level 2 and part of the Materials Industry, representing 0.00% of net assets, TT Hellenic Postbank SA, which was Level 2 and part of the Commercial Banks Industry, representing 0.00% of net assets, eAccess, Ltd., which was Level 2 and part of the Wireless Telecommunications Industry, representing 0.14% of net assets, New Wave Group AB (Class B), which was Level 2 and part of the Textiles, Apparel & Luxury Goods Industry, representing 0.12% of net assets, Great Basin Gold, Ltd., which was Level 3 and part of the Metals & Mining Industry, representing 0.00% of net assets and China Mining Resources Group, Ltd., which was Level 3 and part of the Metals & Mining Industry, representing 0.00% of net assets. (See accompanying Notes to Schedules of Investments)
***	Amount shown represents less than 0.05% of net assets.

SPDR Dow Jones International Real Estate ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AUSTRALIA — 17.0%
Abacus Property Group	2,572,392	$5,768,617
Astro Japan Property Group	606,675	1,845,460
Bunnings Warehouse Property Trust (a)	3,977,866	8,920,408
CFS Retail Property Trust (a)	22,629,153	44,990,197
Charter Hall Retail REIT (a)	2,614,560	10,206,275
Commonwealth Property Office Fund (a)	22,618,605	23,952,277
Dexus Property Group	46,634,788	49,142,457
Goodman Group	14,576,121	65,525,551
GPT Group	15,702,215	59,991,478
Investa Office Fund (a)	5,917,715	18,246,994
Westfield Group	19,945,784	218,673,346
Westfield Retail Trust (a)	59,486,502	84,893,267

		592,156,327

AUSTRIA — 1.8%
Atrium European Real Estate, Ltd.	1,688,905	9,908,605
CA Immobilien Anlagen AG (b)	702,748	9,700,488
IMMOFINANZ AG (b)	10,227,807	42,826,274

		62,435,367

BELGIUM — 0.8%
Befimmo Sicafi S.C.A. (a)	157,372	10,131,213
Cofinimmo	149,543	17,665,315

		27,796,528

CANADA — 11.5%
Artis REIT	520,735	8,179,467
Boardwalk REIT	246,954	16,004,762
Brookfield Asset Management, Inc. (Class A) (a)	5,415,701	198,200,406
Brookfield Office Properties, Inc. (a)(c)	621,323	10,568,704
Brookfield Office Properties, Inc. (a)(c)	1,809,826	30,827,206
Calloway REIT	516,299	15,011,405
Canadian Apartment Properties REIT	474,860	11,875,077
Canadian REIT	321,556	14,002,881
Chartwell Seniors Housing REIT	808,417	8,825,442
First Capital Realty, Inc. (a)	814,960	15,403,783
H&R REIT	915,449	22,157,599
Primaris Retail REIT	461,864	12,477,796
RioCan REIT	1,400,944	38,776,757

		402,311,285

CHINA — 3.4%
Hongkong Land Holdings, Ltd.	11,314,000	79,084,860
Kerry Properties, Ltd. (a)	7,349,170	38,164,084

		117,248,944

FRANCE — 9.4%
Fonciere Des Regions	356,990	29,792,506
Gecina SA	253,310	28,353,541
Klepierre	941,950	37,280,851
Mercialys SA	531,790	12,024,072
SILIC	82,534	9,091,314
Unibail-Rodamco SE	879,946	211,084,021

		327,626,305

GERMANY — 0.1%
IVG Immobilien AG (b)	1,402,504	3,540,953

HONG KONG — 8.9%
Champion REIT (a)	28,967,174	13,865,346
Hang Lung Group, Ltd. (a)	7,095,808	40,327,234
Hang Lung Properties, Ltd.	18,544,755	73,692,363
Hysan Development Co., Ltd.	5,940,846	28,551,257
Prosperity REIT	10,634,000	3,224,150
The Link REIT (a)	22,017,730	109,934,543
Wheelock & Co., Ltd.	7,967,545	40,090,346

		309,685,239

ITALY — 0.1%
Beni Stabili SpA	7,938,820	4,669,124

JAPAN — 18.1%
Aeon Mall Co., Ltd.	768,040	18,795,728
Daibiru Corp.	551,400	5,101,718
Daiwa Office Investment Corp.	2,058	7,104,759
Frontier Real Estate Investment Corp. (a)	2,016	17,603,423
Fukuoka REIT Corp.	1,028	7,823,096
Global One Real Estate Investment Co., Ltd.	933	5,546,314
Hankyu REIT, Inc.	820	3,916,729
Heiwa Real Estate Co., Ltd.	343,500	4,652,038
Hulic Co., Ltd. (a)	2,947,390	19,873,109
Japan Excellent, Inc.	1,676	9,401,029
Japan Prime Realty Investment Corp. (a)	7,948	22,906,859
Japan Real Estate Investment Corp.	5,727	56,299,659
Japan Retail Fund Investment Corp.	20,030	36,740,392
Kenedix Realty Investment Corp.	2,762	9,615,012
Mitsui Fudosan Co., Ltd.	8,494,000	205,313,826
Mori Hills REIT Investment Corp. (a)	1,765	9,451,165
Mori Trust Sogo REIT, Inc. (a)	1,748	14,697,230
Nippon Building Fund, Inc. (a)	5,908	61,017,105
Nomura Real Estate Office Fund, Inc.	2,788	16,025,398
NTT Urban Development Corp.	10,464	10,068,870
Orix JREIT, Inc.	2,734	13,454,195
Premier Investment Corp.	1,895	6,980,368
Tokyu Land Corp.	4,266,000	30,885,514
Tokyu REIT, Inc. (a)	1,533	8,341,832
Top REIT, Inc.	1,497	6,431,915
United Urban Investment Corp. (a)	20,270	23,255,468

		631,302,751

NETHERLANDS — 2.2%
Corio NV (a)	926,967	41,936,826
Eurocommercial Properties NV (a)	342,558	13,612,085
VastNed Retail NV	183,464	7,921,537
Wereldhave NV	208,937	13,222,204

		76,692,652

NEW ZEALAND — 0.8%
Argosy Property, Ltd.	5,220,269	3,919,118
Goodman Property Trust	8,264,124	6,886,082
Kiwi Income Property Trust (a)	9,372,993	8,892,629
Precinct Properties (a)	7,701,813	6,290,457

		25,988,286

SPDR Dow Jones International Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

SINGAPORE — 9.0%
Ascendas REIT	17,686,831	$34,316,651
Cambridge Industrial Trust (a)	11,016,703	6,087,822
CapitaCommercial Trust (a)	19,455,676	26,838,161
CapitaLand, Ltd. (a)	24,580,999	74,457,385
CapitaMall Trust	24,645,168	42,975,201
Frasers Commercial Trust	4,548,304	4,915,073
Global Logistic Properties, Ltd.	24,750,000	56,328,285
Guocoland, Ltd. (a)	3,256,666	6,398,689
Mapletree Logistics Trust (a)	14,031,276	13,152,526
Singapore Land, Ltd.	874,000	5,323,422
Starhill Global REIT	13,352,482	8,581,006
Suntec REIT (a)	20,364,351	27,924,919
United Industrial Corp., Ltd.	3,321,000	7,748,547

		315,047,687

SOUTH AFRICA — 1.2%
Capital Property Fund	15,486,895	19,531,113
Fountainhead Property Trust (a)	11,205,302	11,133,456
SA Corporate Real Estate Fund	13,637,963	5,867,070
Sycom Property Fund	1,173,973	3,812,050

		40,343,689

SPAIN — 0.0% (d)
Martinsa-Fadesa SA (b)(e)(f)	35,998	0

SWEDEN — 2.0%
Castellum AB	1,657,670	23,519,194
Fabege AB	1,354,827	13,693,115
Great Portland Estates PLC	3,312,688	26,336,945
Kungsleden AB (a)	1,315,497	7,158,397

		70,707,651

SWITZERLAND — 2.4%
PSP Swiss Property AG (b)	371,314	35,109,222
Swiss Prime Site AG (b)	576,361	48,074,685

		83,183,907

UNITED KINGDOM — 11.1%
Big Yellow Group PLC	1,117,358	6,311,526
British Land Co. PLC	8,567,425	78,266,125
Capital & Counties Properties PLC	5,951,612	23,411,928
Capital Shopping Centres Group PLC	5,836,654	33,225,176
Derwent London PLC	825,410	28,256,300
Grainger PLC	4,012,676	7,735,813
Hammerson PLC	6,869,275	54,523,639
Land Securities Group PLC	7,518,378	99,418,892
Segro PLC	7,150,980	28,664,597
Shaftesbury PLC	2,423,470	22,139,161
Workspace Group PLC	1,015,918	4,987,154

		386,940,311

TOTAL COMMON STOCKS —
(Cost $3,018,426,232)		3,477,677,006

SHORT TERM INVESTMENTS — 7.6%
UNITED STATES — 7.6%
MONEY MARKET FUNDS — 7.6%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	135,787,192	135,787,192
State Street Institutional Liquid Reserves Fund 0.17% (h)(i)	128,687,350	128,687,350

TOTAL SHORT TERM INVESTMENTS —
(Cost $264,474,542)		264,474,542

TOTAL INVESTMENTS — 107.4%
(Cost $3,282,900,774)		3,742,151,548
OTHER ASSETS & LIABILITIES — (7.4)%		(256,931,989)

NET ASSETS — 100.0%		$3,485,219,559

(a)	A portion of the security was on loan at December 31, 2012.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Company has filed for insolvency.
(f)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(g)	Investments of cash collateral for securities loaned.
(h)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(i)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Dow Jones International Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2012*

PERCENT OF
INDUSTRY **	NET ASSETS

Real Estate Investment Trusts	63.1%
Real Estate Management & Development	36.7
Short Term Investments	7.6
Other Assets & Liabilities	(7.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for Martinsa-Fadesa SA, which was Level 2 and part of the Real Estate Management & Development Industry, representing 0.00% of net assets. (See accompanying Notes to Schedules of Investments)

SPDR FTSE/Macquarie Global Infrastructure 100 ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AUSTRALIA — 2.0%
AGL Energy, Ltd.	28,668	$457,756
Asciano Group	50,789	245,718
Macquarie Atlas Roads Group (a)	779	1,347
Transurban Group (b)	76,125	481,310

		1,186,131

BRAZIL — 0.6%
Centrais Eletricas Brasileiras SA ADR	28,718	89,600
Companhia Energetica de Minas Gerais ADR	25,807	280,264

		369,864

CANADA — 8.9%
ATCO, Ltd. (Class I)	2,680	217,264
Canadian Utilities, Ltd. (Class A) (b)	4,610	333,076
Emera, Inc.	6,589	229,890
Enbridge, Inc. (b)	41,673	1,800,515
Fortis, Inc. (b)	9,846	338,385
Pembina Pipeline Corp. (b)	15,178	433,831
TransAlta Corp. (b)	13,302	201,995
TransCanada Corp. (b)	36,771	1,736,439

		5,291,395

CZECH REPUBLIC — 0.6%
CEZ AS	11,126	397,465

FINLAND — 0.7%
Fortum Oyj	23,240	433,551

FRANCE — 4.6%
EDF SA	13,711	252,711
GDF Suez	92,986	1,909,382
Suez Environnement Co.	20,284	243,597
Veolia Environnement SA	26,720	322,509

		2,728,199

GERMANY — 5.2%
E.ON AG	99,642	1,850,976
RWE AG	30,098	1,239,641

		3,090,617

HONG KONG — 4.1%
CLP Holdings, Ltd.	95,227	796,748
Hong Kong & China Gas Co., Ltd.	340,859	930,113
Hongkong Electric Holdings, Ltd.	84,000	717,444

		2,444,305

ITALY — 4.9%
Atlantia SpA	25,386	457,520
Enel Green Power SpA	106,461	197,203
Enel SpA	368,743	1,525,542
Snam Rete Gas SpA	88,135	408,317
Terna Rete Elettrica Nationale SpA	79,658	317,584

		2,906,166

JAPAN — 4.4%
Chubu Electric Power Co., Inc.	30,198	401,639
Electric Power Development Co., Ltd. (b)	8,841	209,407
Hokuriku Electric Power Co. (b)	8,200	96,922
Kyushu Electric Power Co., Inc.	18,518	210,527
Osaka Gas Co., Ltd.	82,000	297,785
Shikoku Electric Power Co., Inc. (b)	7,935	126,185
The Chugoku Electric Power Co., Inc.	14,575	228,069
The Kansai Electric Power Co., Inc.	37,037	388,510
The Tokyo Electric Power Co., Inc. (a)	67	160
Tohoku Electric Power Co., Inc. (a)	19,808	183,957
Tokyo Gas Co., Ltd.	101,423	463,333

		2,606,494

PORTUGAL — 0.6%
EDP — Energias de Portugal SA	115,399	348,405

SINGAPORE — 0.3%
Hutchison Port Holdings Trust	229,000	180,910

SOUTH KOREA — 0.6%
Korea Electric Power Corp. (a)	320	9,101
Korea Electric Power Corp. ADR (a)	26,309	367,537

		376,638

SPAIN — 3.7%
Abertis Infraestructuras SA	19,114	312,983
Enagas	9,527	202,725
Gas Natural SDG SA	20,961	375,283
Iberdrola SA	238,088	1,316,790

		2,207,781

UNITED KINGDOM — 9.9%
Centrica PLC	269,370	1,460,705
Drax Group PLC	21,305	188,567
National Grid PLC	190,257	2,174,118
Pennon Group PLC	19,259	195,660
Scottish & Southern Energy PLC	50,155	1,156,053
Severn Trent PLC	12,592	322,171
United Utilities Group PLC	35,569	389,400

		5,886,674

UNITED STATES — 48.6%
AGL Resources, Inc. (b)	6,119	244,576
Alliant Energy Corp.	5,824	255,732
Ameren Corp.	12,606	387,256
American Electric Power Co., Inc.	25,183	1,074,810
American Water Works Co., Inc.	9,200	341,596
Aqua America, Inc. (b)	7,363	187,167
Calpine Corp. (a)	18,245	330,782
CenterPoint Energy, Inc.	22,298	429,236
CMS Energy Corp. (b)	13,817	336,858
Consolidated Edison, Inc.	15,181	843,153
Dominion Resources, Inc. (b)	29,761	1,541,620
DTE Energy Co.	8,996	540,210
Duke Energy Corp.	36,497	2,328,509
Edison International	17,022	769,224
Entergy Corp.	9,197	586,309
Exelon Corp.	44,240	1,315,698
FirstEnergy Corp.	21,852	912,540
Integrys Energy Group, Inc. (b)	4,110	214,624
ITC Holdings Corp. (b)	2,669	205,273
Kinder Morgan Management, LLC (a)(b)	6,008	453,364
Kinder Morgan, Inc.	38,586	1,363,243
National Fuel Gas Co. (b)	4,324	219,184
NextEra Energy, Inc.	22,010	1,522,872
NiSource, Inc.	16,160	402,222
Northeast Utilities	16,337	638,450
NRG Energy, Inc.	17,041	391,773
NV Energy, Inc.	12,353	224,083
OGE Energy Corp.	5,110	287,744

SPDR FTSE/Macquarie Global Infrastructure 100 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

ONEOK, Inc.	10,679	$456,527
Pepco Holdings, Inc.	12,091	237,105
PG&E Corp.	22,381	899,269
Pinnacle West Capital Corp. (b)	5,709	291,045
PPL Corp.	30,157	863,395
Public Service Enterprise Group, Inc.	26,572	813,103
SCANA Corp. (b)	6,818	311,174
Sempra Energy	12,545	889,942
Southern Co.	45,317	1,940,021
Spectra Energy Corp.	34,806	952,988
TECO Energy, Inc. (b)	11,416	191,332
The AES Corp.	39,030	417,621
The Williams Cos., Inc.	32,701	1,070,631
Westar Energy, Inc. (b)	6,715	192,183
Wisconsin Energy Corp. (b)	12,069	444,743
Xcel Energy, Inc.	25,430	679,235

		28,998,422

TOTAL COMMON STOCKS —
(Cost $71,979,497)		59,453,017

SHORT TERM INVESTMENTS — 7.2%
UNITED STATES — 7.2%
MONEY MARKET FUNDS — 7.2%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	3,701,754	3,701,754
State Street Institutional Liquid Reserves Fund 0.17% (d)(e)	595,957	595,957

TOTAL SHORT TERM INVESTMENTS —
(Cost $4,297,711)		4,297,711

TOTAL INVESTMENTS — 106.9%
(Cost $76,277,208)		63,750,728
OTHER ASSETS & LIABILITIES — (6.9)%		(4,123,584)

NET ASSETS — 100.0%		$59,627,144

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2012.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company

SPDR FTSE/Macquarie Global Infrastructure 100 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2012*

PERCENT OF
INDUSTRY **	NET ASSETS

Electric Utilities	40.7%
Multi-Utilities	31.4
Oil, Gas & Consumable Fuels	13.1
Gas Utilities	6.0
Independent Power Producers & Energy Traders	3.3
Water Utilities	2.4
Transportation Infrastructure	2.4
Road & Rail	0.4
Short Term Investments	7.2
Other Assets & Liabilities	(6.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Global Natural Resources ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AUSTRALIA — 10.7%
Amcor, Ltd.	635,708	$5,326,133
BHP Billiton, Ltd.	672,658	25,908,904
Fortescue Metals Group, Ltd. (a)	484,833	2,340,593
Incitec Pivot, Ltd.	856,792	2,873,153
Newcrest Mining, Ltd.	217,501	5,008,453
Rio Tinto, Ltd.	124,257	8,515,525
Woodside Petroleum, Ltd.	67,800	2,384,811

		52,357,572

BRAZIL — 3.2%
Companhia Siderurgica Nacional SA ADR	216,036	1,274,613
Fibria Celulose SA ADR (a)(b)	116,374	1,323,172
Gerdau SA ADR	254,765	2,290,337
Petroleo Brasileiro SA ADR	153,259	2,983,953
Vale SA ADR	380,668	7,978,801

		15,850,876

CANADA — 13.4%
Agnico-Eagle Mines, Ltd.	48,843	2,557,181
Agrium, Inc. (a)	78,694	7,835,415
Barrick Gold Corp.	285,356	9,990,314
Canadian Natural Resources, Ltd.	118,846	3,418,449
Goldcorp, Inc.	231,249	8,493,297
Imperial Oil, Ltd.	27,620	1,185,299
Kinross Gold Corp.	324,241	3,145,695
Potash Corp. of Saskatchewan, Inc.	453,215	18,441,318
Sino-Forest Corp. (a)(b)(c)	48,511	0
Suncor Energy, Inc.	167,188	5,492,337
Teck Resources, Ltd. (Class B) (a)	136,876	4,969,436

		65,528,741

CHILE — 0.6%
Sociedad Quimica y Minera de Chile SA ADR	47,597	2,743,491

CHINA — 0.6%
PetroChina Co., Ltd.	1,960,000	2,776,573

COLOMBIA — 0.3%
Ecopetrol SA, ADR (a)	23,002	1,372,529

FINLAND — 1.1%
Stora Enso Oyj	300,060	2,074,918
UPM-Kymmene Oyj	276,310	3,207,548

		5,282,466

FRANCE — 2.7%
Total SA	255,447	13,137,842

GERMANY — 1.4%
K+S AG	90,714	4,185,907
ThyssenKrupp AG	109,964	2,574,784

		6,760,691

HONG KONG — 0.7%
CNOOC, Ltd.	1,499,000	3,245,221

INDIA — 0.5%
Reliance Industries, Ltd. GDR (d)	74,594	2,276,609

ISRAEL — 0.5%
Israel Chemicals, Ltd.	226,857	2,714,185

ITALY — 1.4%
ENI SpA	292,341	7,068,648

JAPAN — 2.3%
JFE Holdings, Inc.	166,600	3,086,720
Nippon Steel Corp. (a)	2,709,000	6,579,425
OJI Paper Co., Ltd. (a)	531,000	1,817,799

		11,483,944

LUXEMBOURG — 0.9%
ArcelorMittal	257,886	4,397,861

NETHERLANDS — 3.2%
Nutreco NV	18,504	1,563,763
Royal Dutch Shell PLC (Class A)	404,018	13,935,845

		15,499,608

NORWAY — 1.5%
StatoilHydro ASA	114,337	2,855,729
Yara International ASA	96,973	4,770,892

		7,626,621

PERU — 0.8%
Compania de Minas Buenaventura SA ADR	54,290	1,951,726
Southern Copper Corp.	55,497	2,101,116

		4,052,842

RUSSIA — 3.9%
Gazprom OAO ADR (e)	544,681	5,152,682
Gazprom OAO ADR (e)	6,196	60,287
Lukoil OAO ADR (e)	9,391	633,892
Lukoil OAO ADR (e)	39,142	2,589,243
MMC Norilsk Nickel OJSC ADR	200,831	3,701,315
Novolipetsk Steel OJSC GDR	18,792	380,538
Rosneft Oil Co. GDR	98,661	879,070
Surgutneftegas OJSC ADR	89,802	790,258
Uralkali OJSC GDR	129,923	4,964,358

		19,151,643

SINGAPORE — 1.1%
Golden Agri-Resources, Ltd. (a)	3,588,000	1,909,292
Wilmar International, Ltd. (a)	1,314,000	3,592,927

		5,502,219

SOUTH AFRICA — 1.6%
AngloGold Ashanti, Ltd. ADR	108,687	3,409,511
Gold Fields, Ltd. ADR	207,885	2,596,483
Sasol Ltd, ADR	47,161	2,041,600

		8,047,594

SOUTH KOREA — 1.6%
POSCO ADR (a)	94,462	7,760,053

SPAIN — 0.4%
Repsol YPF SA	95,691	1,934,649

SWEDEN — 1.4%
Svenska Cellulosa AB (Class B)	321,011	6,957,636

SWITZERLAND — 4.0%
Syngenta AG	49,129	19,676,289

UNITED KINGDOM — 8.8%
Anglo American PLC	396,546	12,208,456
Antofagasta PLC	109,566	2,358,039
BG Group PLC	369,193	6,076,251
BP PLC	2,070,753	14,298,814
Xstrata PLC	479,458	8,253,416

		43,194,976

SPDR S&P Global Natural Resources ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

UNITED STATES — 31.1%
Alcoa, Inc.	304,183	$2,640,309
Anadarko Petroleum Corp.	40,643	3,020,181
Apache Corp.	31,809	2,497,007
Archer-Daniels-Midland Co.	266,856	7,309,186
Bunge, Ltd. (a)	59,195	4,302,885
CF Industries Holdings, Inc.	25,401	5,160,467
Chevron Corp.	159,707	17,270,715
ConocoPhillips	98,784	5,728,484
Devon Energy Corp. (a)	30,586	1,591,695
EOG Resources, Inc.	21,995	2,656,776
Exxon Mobil Corp.	267,600	23,160,780
Freeport-McMoRan Copper & Gold, Inc.	270,726	9,258,829
International Paper Co.	177,193	7,059,369
MeadWestvaco Corp.	70,320	2,241,098
Monsanto Co.	216,142	20,457,840
Newmont Mining Corp.	141,421	6,567,591
Nucor Corp. (a)	90,474	3,906,667
Occidental Petroleum Corp.	65,923	5,050,361
Phillips 66 (a)	51,011	2,708,684
Plum Creek Timber Co., Inc. (a)	65,456	2,904,283
Rayonier, Inc. (a)	49,776	2,579,890
Rock-Tenn Co. (Class A)	28,657	2,003,411
The Mosaic Co.	112,015	6,343,410
Weyerhaeuser Co.	217,786	6,058,807

		152,478,725

TOTAL COMMON STOCKS —
(Cost $486,606,923)		488,880,104

RIGHTS — 0.0% (f)
SPAIN — 0.0% (f)
Repsol SA (expiring 2/21/13) (a)(b) (Cost $58,051)	92,822	56,538

SHORT TERM INVESTMENTS — 5.2%
UNITED STATES — 5.2%
MONEY MARKET FUNDS — 5.2%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	20,411,963	20,411,963
State Street Institutional Liquid Reserves Fund 0.17% (h)(i)	5,234,477	5,234,477

TOTAL SHORT TERM INVESTMENTS —
(Cost $25,646,440)		25,646,440

TOTAL INVESTMENTS — 104.9%
(Cost $512,311,414)		514,583,082
OTHER ASSETS & LIABILITIES — (4.9)%		(24,257,727)

NET ASSETS — 100.0%		$490,325,355

(a)	A portion of the security was on loan at December 31, 2012.
(b)	Non-income producing security.
(c)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. (See accompanying Notes to Schedules of Investments)
(d)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.5% of net assets as of December 31, 2012, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(f)	Amount shown represents less than 0.05% of net assets.
(g)	Investments of cash collateral for securities loaned.
(h)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(i)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company

SPDR S&P Global Natural Resources ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2012*

PERCENT OF
INDUSTRY **	NET ASSETS

Metals & Mining	33.7%
Oil, Gas & Consumable Fuels	32.8
Chemicals	20.5
Paper & Forest Products	4.9
Food Products	3.8
Containers & Packaging	1.5
Household Products	1.4
Real Estate Investment Trusts	1.1
Short Term Investments	5.2
Other Assets & Liabilities	(4.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for Sino-Forest Corp., which was Level 3 and part of Paper & Forest Products Industry, representing 0.00% of net assets. (See accompanying Notes to Schedules of Investments)

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AUSTRALIA — 6.3%
Alumina, Ltd. (a)	204,688	$191,256
Amcor, Ltd.	98,780	827,605
AMP, Ltd.	66,601	332,588
Australia & New Zealand Banking Group, Ltd.	39,453	1,026,050
BHP Billiton, Ltd.	92,843	3,576,053
Boral, Ltd. (a)	132,927	603,081
Brambles, Ltd.	50,574	394,319
CFS Retail Property Trust	153,040	304,267
Coca-Cola Amatil, Ltd.	68,808	960,820
Commonwealth Bank of Australia (a)	34,597	2,233,418
CSL, Ltd.	18,379	1,028,470
Fortescue Metals Group, Ltd. (a)	56,098	270,820
Iluka Resources, Ltd. (a)	11,241	105,267
Insurance Australia Group, Ltd.	71,566	348,466
Lend Lease Group	61,282	590,421
Macquarie Group, Ltd.	18,409	678,292
National Australia Bank, Ltd.	37,805	981,228
Newcrest Mining, Ltd.	16,493	379,789
Origin Energy, Ltd.	54,723	660,172
OZ Minerals, Ltd.	28,688	199,552
Qantas Airways, Ltd. (b)	163,728	253,274
QBE Insurance Group, Ltd.	24,039	272,034
Rio Tinto, Ltd.	8,566	587,041
Santos, Ltd.	49,190	566,866
Sonic Healthcare, Ltd.	24,379	337,386
Suncorp Group, Ltd.	68,629	724,618
Toll Holdings, Ltd.	68,724	325,352
Transurban Group	60,863	384,815
Wesfarmers, Ltd. (c)	1,009	38,602
Wesfarmers, Ltd. (a)(c)	12,931	510,283
Westfield Group	39,234	430,137
Westpac Banking Corp.	51,812	1,400,723
Woodside Petroleum, Ltd.	17,587	618,609
Woolworths, Ltd.	31,077	946,307

		23,087,981

AUSTRIA — 0.3%
Erste Group Bank AG (b)	13,011	412,118
OMV AG	6,592	237,739
Raiffeisen International Bank-Holding AG	8,783	364,234
Telekom Austria AG	13,464	101,890

		1,115,981

BELGIUM — 0.7%
Ageas	10,681	305,038
Anheuser-Busch InBev NV	14,035	1,216,436
Anheuser-Busch InBev NV — VVPR Strip (b)	8,694	11
Delhaize Group (a)	2,977	118,728
KBC Groep NV	8,538	294,357
Solvay SA	2,637	380,169
UCB SA	4,424	252,085

		2,566,824

BRAZIL — 2.6%
Banco Bradesco SA Preference Shares ADR	58,422	1,014,790
Companhia de Bebidas das Americas Preference Shares ADR	33,864	1,421,949
Companhia Energetica de Minas Gerais ADR	54,909	596,312
Companhia Siderurgica Nacional SA ADR	41,638	245,664
Gerdau SA ADR	62,055	557,875
Itau Unibanco Holding SA Preference Shares ADR	84,306	1,387,677
OGX Petroleo e Gas Participacoes SA ADR (b)	29,912	62,815
PDG Realty SA Empreendimentos e Participacoes ADR (a)	21,836	73,587
Petroleo Brasileiro SA Preference Shares ADR	108,693	2,097,775
Tim Participacoes SA ADR	6,763	134,043
Vale SA ADR	13,866	290,631
Vale SA Preference Shares ADR	91,388	1,855,176

		9,738,294

CANADA — 8.0%
Agnico-Eagle Mines, Ltd.	3,715	194,499
Agrium, Inc.	4,883	486,191
Bank of Montreal (a)	15,819	966,902
Bank of Nova Scotia (a)	24,807	1,431,566
Barrick Gold Corp. (a)	26,715	934,234
Brookfield Asset Management, Inc. (Class A)	16,458	602,320
Brookfield Office Properties, Inc. (a)	27,529	468,908
Cameco Corp.	11,020	216,814
Canadian Imperial Bank of Commerce (a)	9,790	786,287
Canadian National Railway Co.	14,141	1,282,873
Canadian Natural Resources, Ltd.	30,720	883,620
Canadian Pacific Railway, Ltd.	6,585	667,296
Canadian Tire Corp., Ltd. (Class A)	4,883	340,246
Cenovus Energy, Inc.	21,385	714,981
Eldorado Gold Corp.	14,100	181,259
Enbridge, Inc.	26,516	1,145,645
EnCana Corp. (a)	21,498	424,476
Enerplus Corp. (a)	8,645	112,002
First Quantum Minerals, Ltd.	10,031	220,728
Gildan Activewear, Inc.	11,528	420,621
Goldcorp, Inc.	19,712	723,981
Husky Energy, Inc. (a)	11,137	328,842
IAMGOLD Corp. (a)	11,496	131,505
IGM Financial, Inc. (a)	9,295	388,342
Imperial Oil, Ltd.	12,499	536,389
Kinross Gold Corp.	24,764	240,253
Loblaw Cos., Ltd.	8,878	373,862
Manulife Financial Corp.	39,156	531,282
National Bank of Canada (a)	8,483	658,057
New Gold, Inc. (b)	13,989	154,684
Nexen, Inc.	10,787	287,848
Onex Corp.	15,530	653,049
Penn West Petroleum, Ltd. (a)	11,848	128,511
Potash Corp. of Saskatchewan, Inc.	26,683	1,084,792
Research In Motion, Ltd. (a)(b)	13,599	161,161
Rogers Communications, Inc. (Class B)	13,265	601,634
Royal Bank of Canada (a)	31,322	1,883,661
Shaw Communications, Inc. (Class B) (a)	14,211	325,981

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Shoppers Drug Mart Corp. (a)	8,939	$384,241
Silver Wheaton Corp.	8,906	320,748
SNC-Lavalin Group, Inc.	11,707	474,065
Sun Life Financial, Inc.	15,812	418,763
Suncor Energy, Inc.	31,150	1,023,317
Talisman Energy, Inc.	34,813	393,338
Teck Resources, Ltd. (Class B)	19,850	720,676
TELUS Corp. (a)	7,203	467,902
The Toronto-Dominion Bank (a)	19,776	1,663,393
Thomson Reuters Corp. (a)	15,615	451,341
TransAlta Corp.	16,982	257,877
TransCanada Corp. (a)	16,717	789,428
Valeant Pharmaceuticals International, Inc. (b)	5,096	303,703
Yamana Gold, Inc.	16,858	289,686

		29,633,780

CHILE — 0.4%
Empresa Nacional de Electricidad SA ADR	13,876	677,287
Enersis SA ADR	28,146	512,820
Sociedad Quimica y Minera de Chile SA ADR	3,256	187,676

		1,377,783

CHINA — 2.7%
Agricultural Bank of China, Ltd. (a)	662,000	327,120
Bank of China, Ltd.	1,942,436	867,109
Bank of Communications Co., Ltd.	388,710	292,880
China Construction Bank Corp.	1,425,720	1,144,130
China COSCO Holdings Co., Ltd. (a)(b)	279,295	136,930
China Life Insurance Co., Ltd.	228,000	744,228
China Merchants Bank Co., Ltd.	140,000	308,869
China Petroleum & Chemical Corp.	566,000	641,153
China Shenhua Energy Co., Ltd.	55,500	243,099
China Telecom Corp., Ltd.	670,000	372,566
Hengan International Group Co., Ltd.	27,500	248,182
Huaneng Power International, Inc. (a)	464,000	429,228
Industrial & Commercial Bank of China (a)	1,559,045	1,106,298
PetroChina Co., Ltd.	568,000	804,639
PICC Property & Casualty Co., Ltd. (a)	122,400	171,499
Ping An Insurance Group Co. of China, Ltd. (a)	57,000	477,277
Tencent Holdings, Ltd.	22,700	729,249
Tingyi Cayman Islands Holding Corp.	112,000	311,398
Wumart Stores, Inc. (a)	52,000	111,905
Yanzhou Coal Mining Co., Ltd. (a)	110,000	181,941
Zijin Mining Group Co., Ltd. (a)	568,000	223,511

		9,873,211

COLOMBIA — 0.1%
BanColombia SA ADR	4,231	281,700

DENMARK — 0.9%
A P Moller — Maersk A/S	57	429,079
Danske Bank A/S (b)	19,266	325,634
DSV A/S	14,808	381,249
Novo Nordisk A/S (Class B)	13,921	2,254,527

		3,390,489

FINLAND — 0.9%
Elisa Oyj	9,468	208,834
Fortum Oyj	14,109	263,209
Kesko Oyj (Class B)	5,686	185,686
Kone Oyj (Class B)	10,833	796,948
Metso Oyj	7,480	315,967
Neste Oil Oyj (a)	9,060	116,700
Nokia Oyj (a)	60,205	232,249
Sampo Oyj (Class A)	15,067	483,498
Stora Enso Oyj	38,423	265,695
UPM-Kymmene Oyj	24,247	281,472
Wartsila Oyj	6,812	293,857

		3,444,115

FRANCE — 6.1%
Accor SA	6,803	239,430
Air Liquide SA	8,854	1,109,530
Alstom SA	6,067	241,042
AXA SA	38,540	678,329
BNP Paribas	24,453	1,372,891
Bouygues SA	6,469	191,044
Cap Gemini SA	4,468	193,566
Carrefour SA	16,824	429,087
Credit Agricole SA (b)	21,674	173,850
Danone	14,579	959,222
Essilor International SA	9,214	923,471
France Telecom SA	50,838	558,920
GDF Suez	26,634	546,905
L’Oreal SA	7,445	1,029,645
Lagardere SCA	5,154	171,812
LVMH Moet Hennessy Louis Vuitton SA	6,061	1,109,126
Pernod — Ricard SA	5,285	609,260
Peugeot SA (a)(b)	12,960	93,480
PPR	3,785	702,862
Publicis Groupe SA	6,773	404,061
Renault SA	12,062	646,995
Sanofi	26,680	2,511,137
Schneider Electric SA	13,852	1,001,332
Societe Generale (b)	16,190	604,914
Sodexo	4,018	337,546
Technip SA	4,189	479,598
Total SA	55,211	2,839,546
Unibail-Rodamco SE	1,972	473,049
Vallourec SA	2,896	150,776
Veolia Environnement SA	10,827	130,681
Vinci SA	14,022	664,778
Vivendi SA	35,249	787,705

		22,365,590

GERMANY — 5.7%
Adidas AG	8,656	768,375
Allianz SE	11,544	1,595,015
BASF SE	24,058	2,256,741
Bayer AG	18,886	1,790,011
Commerzbank AG (b)	92,317	174,533
Daimler AG	24,216	1,319,198
Deutsche Bank AG	20,526	891,676
Deutsche Boerse AG	7,324	446,202
Deutsche Lufthansa AG	10,592	198,854
Deutsche Post AG	28,279	618,898
Deutsche Telekom AG	76,879	871,166

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

E.ON AG	49,122	$912,503
Fresenius Medical Care AG & Co. KGaA	7,958	548,828
Linde AG	3,624	630,680
MAN SE	4,129	439,577
Merck KGaA	2,925	384,977
Metro AG	5,211	144,274
Muenchener Rueckversicherungs- Gesellschaft AG	5,816	1,042,823
RWE AG	12,667	521,713
Salzgitter AG	1,730	89,922
SAP AG	24,345	1,947,934
Siemens AG	22,023	2,386,688
ThyssenKrupp AG	10,376	242,952
Volkswagen AG	3,282	704,218

		20,927,758

HONG KONG — 4.0%
AIA Group, Ltd.	126,400	493,314
Bank of East Asia, Ltd.	192,756	737,366
Belle International Holdings, Ltd.	168,000	364,574
Cheung Kong Holdings, Ltd.	57,000	875,130
China Mengniu Dairy Co., Ltd.	54,000	153,274
China Merchants Holdings International Co., Ltd.	110,941	355,688
China Mobile, Ltd.	172,000	2,002,748
China Overseas Land & Investment, Ltd. (a)	116,000	345,717
China Resources Enterprise, Ltd. (a)	112,000	403,878
China Unicom (Hong Kong), Ltd. (a)	224,000	358,939
Citic Pacific, Ltd. (a)	116,000	173,008
CNOOC, Ltd.	513,217	1,111,076
COSCO Pacific, Ltd.	221,934	316,114
Esprit Holdings, Ltd. (a)	6	8
Hang Lung Properties, Ltd.	116,000	460,956
Henderson Land Development Co., Ltd.	56,284	397,213
Hong Kong & China Gas Co., Ltd.	399,229	1,089,389
Hong Kong Exchanges and Clearing, Ltd. (a)	45,377	772,203
Hutchison Whampoa, Ltd.	57,000	594,941
Li & Fung, Ltd. (a)	232,000	409,472
New World Development Co., Ltd.	347,179	538,404
Sands China, Ltd.	66,400	290,843
Shangri-La Asia, Ltd.	110,333	219,788
Sun Hung Kai Properties, Ltd.	58,688	879,845
Swire Pacific, Ltd.	57,000	704,884
The Link REIT	141,546	706,739

		14,755,511

HUNGARY — 0.1%
MOL Hungarian Oil and Gas NyRt (a)	3,561	286,237

INDIA — 1.7%
Axis Bank, Ltd. GDR	8,033	197,130
Dr. Reddy’s Laboratories, Ltd. ADR	23,025	766,502
HDFC Bank, Ltd. ADR	34,627	1,410,011
ICICI Bank, Ltd. ADR	25,359	1,105,906
Infosys Technologies, Ltd. ADR (a)	16,032	678,154
Mahindra & Mahindra, Ltd. GDR	10,018	167,401
Reliance Industries, Ltd. GDR (d)	28,641	874,123
Tata Motors, Ltd. ADR	31,874	915,421

		6,114,648

INDONESIA — 0.8%
Astra Agro Lestari Tbk PT	80,500	164,550
Astra International Tbk PT	1,180,500	930,926
Bank Central Asia Tbk PT	187,000	176,571
Bank Mandiri Tbk PT	234,000	196,669
Bank Rakyat Indonesia Persero Tbk PT	1,094,600	789,361
Bumi Resources Tbk PT	722,000	44,200
Charoen Pokphand Indonesia Tbk PT	594,000	224,965
Gudang Garam Tbk PT	27,000	157,728
Telekomunikasi Indonesia Tbk PT	317,500	298,145

		2,983,115

IRELAND — 0.3%
CRH PLC	6,865	138,477
Elan Corp. PLC (b)	30,148	311,141
James Hardie Industries SE	71,152	673,694
Prothena Corp. PLC (b)	735	5,390

		1,128,702

ISRAEL — 0.5%
Bank Hapoalim BM (b)	112,170	479,513
Bank Leumi Le-Israel BM (b)	102,425	347,813
Teva Pharmaceutical Industries, Ltd. ADR	26,599	993,207

		1,820,533

ITALY — 1.4%
Assicurazioni Generali SpA	26,829	486,002
Atlantia SpA	19,382	349,313
Banca Monte dei Paschi di Siena SpA (a)(b)	169,568	50,457
Enel SpA	153,177	633,715
ENI SpA	52,795	1,276,555
Fiat Industrial SpA	19,334	210,420
Fiat SpA (a)(b)	41,558	207,654
Finmeccanica SpA (a)(b)	12,726	73,018
Intesa Sanpaolo SpA	276,334	473,614
Mediobanca SpA	18,351	112,792
Pirelli & C. SpA	23,803	271,610
Saipem SpA	11,290	436,123
Telecom Italia SpA	377,956	340,337
UBI Banca ScPA	27,006	124,830
UniCredit SpA (b)	16,836	82,261

		5,128,701

JAPAN — 13.6%
Aeon Co., Ltd. (a)	16,900	192,914
Aisin Seiki Co., Ltd.	11,300	348,155
Asahi Breweries, Ltd.	17,300	367,549
Asahi Glass Co., Ltd. (a)	56,000	405,436
Asahi Kasei Corp.	58,000	340,091
Astellas Pharma, Inc.	17,000	761,869
Bridgestone Corp.	17,300	444,980
Canon, Inc. (a)	22,800	880,726
Central Japan Railway Co.	5,800	469,554
Chubu Electric Power Co., Inc.	23,000	305,904
Chuo Mitsui Trust Holdings, Inc.	54,000	187,984
Credit Saison Co., Ltd.	16,800	416,575
Daiichi Sankyo Co., Ltd.	23,100	353,186
Daikin Industries, Ltd.	17,000	578,431

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Daiwa Securities Group, Inc.	56,000	$307,639
DeNA Co., Ltd. (a)	6,000	197,213
Denso Corp.	11,600	398,853
East Japan Railway Co.	11,300	729,243
Eisai Co., Ltd.	5,800	241,485
Electric Power Development Co., Ltd. (a)	5,800	137,378
FANUC Corp.	5,700	1,049,488
FUJIFILM Holdings Corp.	17,000	338,761
Fujitsu, Ltd.	58,000	241,485
Furukawa Electric Co., Ltd. (b)	58,000	128,792
Hitachi, Ltd.	113,000	658,671
Honda Motor Co., Ltd.	40,000	1,454,924
Hoya Corp.	11,600	226,862
Inpex Corp.	56	296,305
ITOCHU Corp.	56,500	592,673
Japan Real Estate Investment Corp.	56	550,512
Japan Retail Fund Investment Corp.	232	425,550
Japan Tobacco, Inc.	22,600	637,761
JFE Holdings, Inc.	17,000	314,971
JSR Corp.	11,600	219,885
JX Holdings, Inc.	101,608	567,590
Kajima Corp.	58,000	190,505
Kamigumi Co., Ltd.	56,000	444,943
KDDI Corp.	5,800	408,512
Keikyu Corp.	57,423	508,715
Kintetsu Corp. (a)	115,000	470,826
Kobe Steel, Ltd. (b)	116,000	146,233
Komatsu, Ltd.	28,300	714,823
Konica Minolta Holdings, Inc.	29,000	206,604
Kubota Corp.	57,000	649,997
Kyocera Corp.	5,600	503,233
LIXIL Group Corp.	11,300	250,530
Makita Corp.	5,600	257,121
Marubeni Corp. (a)	56,000	397,664
Marui Group Co., Ltd.	34,700	275,706
Mitsubishi Chemical Holdings Corp.	58,000	285,757
Mitsubishi Corp.	39,700	756,212
Mitsubishi Electric Corp.	56,000	473,440
Mitsubishi Estate Co., Ltd.	56,618	1,341,702
Mitsubishi Heavy Industries, Ltd.	115,000	551,957
Mitsubishi UFJ Financial Group, Inc.	238,800	1,273,195
Mitsui & Co., Ltd.	56,800	842,820
Mitsui Chemicals, Inc. (a)	58,000	149,587
Mizuho Financial Group, Inc.	331,000	601,018
MS&AD Insurance Group Holdings, Inc.	16,600	327,335
Murata Manufacturing Co., Ltd.	5,800	338,750
NEC Corp. (b)	55,000	115,133
Nidec Corp. (a)	5,900	342,543
Nippon Steel Corp.	226,000	548,893
Nippon Telegraph & Telephone Corp.	11,500	482,797
Nippon Yusen K.K. (a)	58,000	134,829
Nissan Motor Co., Ltd.	56,500	529,943
Nitto Denko Corp.	5,500	268,432
NKSJ Holdings, Inc.	17,200	365,026
Nomura Holdings, Inc. (a)	63,000	366,495
NTT Data Corp.	58	180,242
NTT DoCoMo, Inc.	453	649,650
Obayashi Corp.	58,000	324,663
ORIX Corp. (a)	6,240	699,307
Osaka Gas Co., Ltd.	115,000	417,626
Panasonic Corp. (a)	59,200	357,398
Resona Holdings, Inc.	17,300	78,432
Rohm Co., Ltd.	5,600	181,280
Secom Co., Ltd.	5,800	290,788
Seven & I Holdings Co., Ltd.	22,600	636,977
Sharp Corp. (a)	56,000	196,241
Shin-Etsu Chemical Co., Ltd.	11,500	695,599
Softbank Corp.	22,700	824,357
Sony Corp.	28,600	316,877
Sumitomo Chemical Co., Ltd.	58,000	180,443
Sumitomo Corp.	28,900	367,663
Sumitomo Electric Industries, Ltd.	23,100	263,954
Sumitomo Mitsui Financial Group, Inc.	17,300	623,252
T&D Holdings, Inc.	11,300	136,047
Takeda Pharmaceutical Co., Ltd.	22,800	1,016,527
TDK Corp. (a)	5,800	208,616
Teijin, Ltd.	115,000	283,294
Terumo Corp.	11,500	452,871
The Bank of Yokohama, Ltd.	58,000	268,317
The Chiba Bank, Ltd.	58,000	338,079
The Joyo Bank, Ltd. (a)	58,000	274,354
The Kansai Electric Power Co., Inc.	28,400	297,910
The Shizuoka Bank, Ltd.	55,000	534,956
The Tokyo Electric Power Co., Inc. (a)(b)	40,300	96,013
Tohoku Electric Power Co., Inc. (b)	11,700	108,658
Tokio Marine Holdings, Inc.	17,300	476,793
Tokyo Electron, Ltd.	5,800	263,957
Tokyo Gas Co., Ltd.	115,000	525,357
Tokyu Corp.	58,000	326,005
Toppan Printing Co., Ltd.	58,000	356,861
Toray Industries, Inc.	58,000	353,507
Toshiba Corp.	58,000	226,057
Toyota Motor Corp.	68,900	3,191,401
Toyota Tsusho Corp.	16,700	408,302
West Japan Railway Co.	11,500	452,206
Yahoo! Japan Corp. (a)	751	241,981
Yamada Denki Co., Ltd. (a)	3,390	130,362
Yamaha Corp. (a)	22,200	233,130
Yamaha Motor Co., Ltd. (a)	23,100	253,535

		50,030,516

LUXEMBOURG — 0.1%
ArcelorMittal	18,928	322,789

MEXICO — 1.2%
America Movil SAB de CV	1,034,469	1,186,939
Cemex SAB de CV (a)(b)	401,481	392,639
Fomento Economico Mexicano SAB de CV	53,955	537,265
Grupo Financiero Banorte SAB de CV	120,246	772,719
Grupo Mexico SAB de CV	67,499	242,999
Grupo Modelo SAB de CV (a)	68,592	612,817
Grupo Televisa SA de CV (Series CPO)	105,454	554,230
Industrias Penoles SA de CV	4,852	243,209

		4,542,817

NETHERLANDS — 2.9%
Akzo Nobel NV	9,253	606,847
ASML Holding NV	10,421	659,474

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

European Aeronautic Defence and Space Co. NV	13,570	$527,775
Heineken NV	7,323	487,270
ING Groep NV (b)	70,870	659,745
Koninklijke (Royal) KPN NV	55,214	270,503
Koninklijke Ahold NV	37,602	502,437
Koninklijke DSM NV	8,006	483,319
Koninklijke Philips Electronics NV	32,862	861,956
Reed Elsevier NV	30,028	442,802
Royal Dutch Shell PLC (Class A)	87,477	3,017,355
TNT Express NV	15,104	167,868
Unilever NV	46,928	1,784,018
Wolters Kluwer NV	14,823	302,423

		10,773,792

NORWAY — 0.6%
DnB NOR ASA	46,361	586,463
Norsk Hydro ASA	70,097	351,162
StatoilHydro ASA	27,891	696,617
Telenor ASA	22,368	450,957
Yara International ASA	5,730	281,906

		2,367,105

PERU — 0.1%
Cia de Minas Buenaventura SA ADR	4,032	144,950
Credicorp, Ltd.	1,668	244,462

		389,412

PHILIPPINES — 0.1%
Philippine Long Distance Telephone Co. ADR	3,313	203,120

POLAND — 0.1%
Telekomunikacja Polska SA GDR	44,429	175,570

PORTUGAL — 0.1%
Portugal Telecom SGPS SA (a)	43,258	213,811

RUSSIA — 1.4%
Federal Hydrogenerating Co. JSC ADR	40,097	92,504
Gazprom OAO ADR (a)	135,050	1,277,573
Lukoil OAO ADR	16,410	1,107,675
Mechel OAO ADR (a)	27,649	191,608
MMC Norilsk Nickel OJSC ADR	8,894	163,916
Mobile TeleSystems ADR	26,971	503,009
Sberbank of Russia ADR	37,585	462,295
Surgutneftegas OJSC ADR Preference Shares	37,910	251,722
Tatneft ADR	21,896	954,009
Uralkali OJSC GDR	5,680	217,033

		5,221,344

SINGAPORE — 1.4%
CapitaLand, Ltd. (a)	115,000	348,342
DBS Group Holdings, Ltd.	56,208	682,871
Fraser and Neave, Ltd.	118,000	937,045
Singapore Exchange, Ltd.	113,000	648,489
Singapore Press Holdings, Ltd. (a)	173,000	570,765
Singapore Telecommunications, Ltd.	399,000	1,077,937
United Overseas Bank, Ltd.	57,014	924,640

		5,190,089

SOUTH AFRICA — 1.5%
Anglo Platinum, Ltd. (a)	4,543	238,989
AngloGold Ashanti, Ltd.	12,005	371,198
Discovery Holdings, Ltd.	26,770	196,222
FirstRand, Ltd.	112,868	412,393
Gold Fields, Ltd.	27,342	334,347
Harmony Gold Mining Co., Ltd.	23,862	208,122
Impala Platinum Holdings, Ltd.	17,318	342,302
MTN Group, Ltd.	42,447	888,523
Naspers, Ltd.	11,585	741,711
Sanlam, Ltd.	111,008	585,761
Sasol, Ltd.	17,437	745,621
Standard Bank Group, Ltd.	36,950	517,728

		5,582,917

SOUTH KOREA — 4.2%
Celltrion, Inc. (a)(b)	7,112	173,386
CJ CheilJedang Corp. (b)	612	203,224
E-Mart Co., Ltd. (b)	704	156,507
Hana Financial Group, Inc.	14,105	457,178
Honam Petrochemical Corp. (b)	789	180,930
Hyundai Department Store Co., Ltd. (b)	1,187	176,291
Hyundai Development Co. (b)	8,804	178,041
Hyundai Heavy Industries Co., Ltd. (b)	1,899	429,263
Hyundai Hysco Co., Ltd. (b)	4,320	183,401
Hyundai Mobis (b)	2,788	750,012
Hyundai Motor Co. (b)	3,956	807,404
KB Financial Group, Inc. (b)	14,063	497,852
Kia Motors Corp. (b)	13,196	696,424
Korea Electric Power Corp. ADR (b)	16,281	227,446
Korea Zinc Co., Ltd. (b)	867	327,987
KT Corp. ADR (a)(b)	11,705	195,942
KT&G Corp.	4,364	329,366
LG Chem, Ltd. Preference Shares (b)	3,619	344,804
LG Electronics, Inc. (a)(b)	5,159	354,671
LG Household & Health Care, Ltd. (b)	352	216,018
NCSoft Corp. (b)	613	86,175
NHN Corp. (b)	1,517	321,658
POSCO ADR (a)	8,753	719,059
Samsung C&T Corp. (b)	8,740	511,056
Samsung Electronics Co., Ltd. GDR (b)	5,834	4,112,970
Samsung Engineering Co., Ltd. (b)	931	143,923
Samsung Fire & Marine Insurance Co., Ltd.	1,780	362,459
Samsung Heavy Industries Co., Ltd. (b)	13,290	478,555
Samsung Securities Co., Ltd.	6,032	300,875
Shinhan Financial Group Co., Ltd. (b)	10,631	385,787
SK Holdings Co., Ltd. (b)	2,101	351,287
SK Hynix, Inc. (b)	8,910	214,308
SK Innovation Co., Ltd. (b)	2,697	438,342
SK Telecom Co., Ltd. ADR (a)	13,464	213,135

		15,525,736

SPAIN — 1.9%
Abertis Infraestructuras SA	22,115	362,123
Acciona SA	2,240	166,000
ACS, Actividades de Construccion y Servicios SA	10,576	265,482
Banco Bilbao Vizcaya Argentaria SA	64,382	590,774
Banco Popular Espanol SA (b)	45,609	35,237
Banco Santander SA	177,674	1,428,897

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Ferrovial SA	30,868	$455,799
Gas Natural SDG SA	9,630	172,414
Iberdrola SA	114,307	632,197
Industria de Diseno Textil SA	5,494	764,167
Mapfre SA (a)	65,826	200,907
Repsol YPF SA	26,829	542,420
Telefonica SA	88,342	1,186,831

		6,803,248

SWEDEN — 2.1%
Assa Abloy AB (Class B)	15,092	563,504
Atlas Copco AB (Class B)	35,982	875,013
Hennes & Mauritz AB (Class B)	24,664	851,143
Husqvarna AB (Class B)	70,018	421,801
Nordea Bank AB	85,024	811,626
Sandvik AB	31,104	494,856
Securitas AB (Class B)	18,754	163,455
Skandinaviska Enskilda Banken AB (Class A)	33,556	284,987
Skanska AB (Class B)	18,700	305,273
SKF AB (Class B)	18,178	456,025
Svenska Handelsbanken AB (Class A)	15,986	571,082
Tele2 AB (Class B)	23,285	419,137
Telefonaktiebolaget LM Ericsson (Class B)	78,637	786,920
TeliaSonera AB	55,217	373,973
Volvo AB (Class B)	32,267	440,448

		7,819,243

SWITZERLAND — 6.5%
ABB, Ltd. (b)	54,794	1,122,398
Adecco SA (b)	4,655	244,307
Compagnie Financiere Richemont SA	5,369	418,798
Credit Suisse Group AG (a)(b)	23,212	564,483
Geberit AG (b)	1,727	379,983
Givaudan SA (b)	455	478,686
Holcim, Ltd. (b)	7,281	532,145
Kuehne & Nagel International AG	4,287	515,180
Nestle SA	95,119	6,193,360
Novartis AG	54,589	3,426,163
Roche Holding AG	18,426	3,703,921
SGS SA	225	498,006
Swiss Re AG (b)	7,856	565,587
Syngenta AG	3,164	1,267,190
The Swatch Group AG	1,989	1,002,160
Transocean, Ltd.	3,396	149,664
UBS AG (b)	77,444	1,207,326
Wolseley PLC	14,149	666,977
Zurich Insurance Group AG (b)	3,656	972,164

		23,908,498

TAIWAN — 2.2%
Advanced Semiconductor Engineering Inc, ADR	177,232	758,553
AU Optronics Corp. ADR (a)(b)	76,716	345,222
Chunghwa Telecom Co., Ltd. ADR (a)	23,569	762,221
Hon Hai Precision Industry Co., Ltd. GDR	240,372	1,444,636
Siliconware Precision Industries Co. ADR (a)	114,943	613,796
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	188,496	3,234,591
United Microelectronics Corp. ADR	414,747	825,347

		7,984,366

THAILAND — 0.6%
Bangkok Bank PCL	239,676	1,637,538
IRPC PCL	1,461,200	196,801
PTT PCL	46,977	509,852

		2,344,191

TURKEY — 0.4%
Akbank TAS	129,242	637,267
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	160,965	281,398
Turkiye Garanti Bankasi AS	57,806	299,929
Turkiye Is Bankasi (Class C)	95,210	329,690

		1,548,284

UNITED KINGDOM — 15.3%
3i Group PLC	67,831	239,483
Anglo American PLC	36,590	1,126,496
AstraZeneca PLC	38,256	1,809,277
BAE Systems PLC	88,643	485,437
Barclays PLC	270,262	1,152,752
BG Group PLC	90,455	1,488,726
BHP Billiton PLC	45,507	1,575,227
BP PLC	458,986	3,169,357
British American Tobacco PLC	51,318	2,603,459
British Land Co. PLC	63,188	577,242
British Sky Broadcasting Group PLC	37,252	464,443
BT Group PLC	89,797	337,325
Burberry Group PLC	15,311	305,127
Capita Group PLC	24,463	300,223
Centrica PLC	170,377	923,898
Cobham PLC	80,458	288,772
Compass Group PLC	68,907	812,061
Diageo PLC	72,277	2,099,481
Experian PLC	42,867	682,867
Fresnillo PLC	6,299	189,115
G4S PLC	61,146	254,943
GlaxoSmithKline PLC	132,642	2,878,389
Hammerson PLC	54,626	433,584
HSBC Holdings PLC	435,347	4,577,833
ICAP PLC	62,958	314,179
Imperial Tobacco Group PLC	26,339	1,015,978
Intercontinental Hotels Group PLC	25,645	711,580
J Sainsbury PLC	57,757	323,994
Land Securities Group PLC	30,770	406,886
Lloyds Banking Group PLC (b)	560,671	436,684
Marks & Spencer Group PLC	48,406	300,809
National Grid PLC	117,745	1,345,504
Next PLC	9,699	584,751
Old Mutual PLC	308,720	894,251
Pearson PLC	26,027	502,606
Prudential PLC	35,615	501,057
Randgold Resources, Ltd.	1,591	153,877
Reckitt Benckiser Group PLC	19,173	1,208,919
Reed Elsevier PLC	37,891	395,420
Rio Tinto PLC	34,116	1,947,323
Rolls-Royce Holdings PLC (b)	52,203	741,217
Royal Bank of Scotland Group PLC (b)	63,669	335,838
Royal Dutch Shell PLC (Class B)	71,924	2,542,847

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

RSA Insurance Group PLC	97,904	$200,043
SABMiller PLC	23,800	1,092,906
Scottish & Southern Energy PLC	31,617	728,759
Severn Trent PLC	17,119	437,996
Smith & Nephew PLC	36,080	398,514
Smiths Group PLC	14,615	282,942
Standard Chartered PLC	38,623	987,870
Standard Life PLC	91,766	495,379
Tesco PLC	211,021	1,152,530
The Sage Group PLC	55,052	263,360
Tullow Oil PLC	13,355	273,745
Unilever PLC	37,043	1,424,650
United Utilities Group PLC	25,361	277,646
Vodafone Group PLC	1,276,899	3,205,765
Whitbread PLC	15,178	603,720
WPP PLC	37,376	539,502
Xstrata PLC	41,214	709,460

		56,514,024

TOTAL COMMON STOCKS —
(Cost $411,439,095)		367,481,825

RIGHTS — 0.0% (e)
SPAIN — 0.0% (e)
Repsol SA (expiring 2/21/13) (a)(b) (Cost $16,779)	26,829	16,341

SHORT TERM INVESTMENTS — 5.7%
UNITED STATES — 5.7%
MONEY MARKET FUNDS — 5.7%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	17,728,754	17,728,754
State Street Institutional Liquid Reserves Fund 0.17% (g)(h)	3,233,343	3,233,343

TOTAL SHORT TERM INVESTMENTS —
(Cost $20,962,097)		20,962,097

TOTAL INVESTMENTS — 105.5%
(Cost $432,417,971)		388,460,263
OTHER ASSETS & LIABILITIES — (5.5)%		(20,146,747)

NET ASSETS — 100.0%		$368,313,516

(a)	A portion of the security was on loan at December 31, 2012.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.2% of net assets as of December 31, 2012, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(h)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company
REIT = Real Estate Investment Trust
SCA = Societe en Commandite par Actions

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2012*

PERCENT OF
INDUSTRY **	NET ASSETS

Commercial Banks	14.5%
Oil, Gas & Consumable Fuels	10.4
Metals & Mining	6.8
Pharmaceuticals	6.5
Insurance	4.0
Chemicals	3.6
Automobiles	3.4
Food Products	3.2
Wireless Telecommunication Services	3.0
Semiconductors & Semiconductor Equipment	3.0
Diversified Telecommunication Services	2.7
Beverages	2.5
Machinery	2.1
Real Estate Management & Development	2.0
Industrial Conglomerates	1.6
Food & Staples Retailing	1.5
Capital Markets	1.5
Media	1.4
Road & Rail	1.3
Tobacco	1.3
Electric Utilities	1.2
Trading Companies & Distributors	1.2
Diversified Financial Services	1.2
Electronic Equipment, Instruments & Components	1.2
Real Estate Investment Trusts	1.1
Multi-Utilities	1.1
Textiles, Apparel & Luxury Goods	1.1
Electrical Equipment	1.0
Hotels, Restaurants & Leisure	1.0
Construction & Engineering	0.9
Construction Materials	0.7
Multiline Retail	0.6
Software	0.6
Auto Components	0.6
Transportation Infrastructure	0.6
Building Products	0.6
Gas Utilities	0.5
Aerospace & Defense	0.5
Specialty Retail	0.5
Professional Services	0.5
Household Durables	0.5
Internet Software & Services	0.5
Commercial Services & Supplies	0.5
Health Care Equipment & Supplies	0.4
Independent Power Producers & Energy Traders	0.4
Household Products	0.4
Biotechnology	0.4
Personal Products	0.4
Air Freight & Logistics	0.4
Communications Equipment	0.3
Office Electronics	0.3
IT Services	0.3
Health Care Providers & Services	0.3
Marine	0.2
Energy Equipment & Services	0.2
Containers & Packaging	0.2
Water Utilities	0.2
Computers & Peripherals	0.2
Paper & Forest Products	0.2
Airlines	0.2
Consumer Finance	0.1
Distributors	0.1
Leisure Equipment & Products	0.1
Short Term Investments	5.7
Other Assets & Liabilities	(5.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.0%
AUSTRALIA — 3.3%
Alumina, Ltd.	3,276	$3,061
Amcor, Ltd.	275	2,304
AMP, Ltd.	960	4,794
Australia & New Zealand Banking Group, Ltd.	217	5,643
BHP Billiton, Ltd.	282	10,862
Boral, Ltd.	921	4,179
Brambles, Ltd.	688	5,364
CFS Retail Property Trust	3,750	7,456
Coca-Cola Amatil, Ltd.	329	4,594
Commonwealth Bank of Australia	71	4,583
CSL, Ltd.	129	7,219
Fortescue Metals Group, Ltd.	497	2,399
Iluka Resources, Ltd.	134	1,255
Insurance Australia Group, Ltd.	1,461	7,114
Lend Lease Group	759	7,313
Macquarie Group, Ltd.	142	5,232
National Australia Bank, Ltd.	275	7,138
Newcrest Mining, Ltd.	159	3,661
Origin Energy, Ltd.	321	3,872
OZ Minerals, Ltd.	486	3,381
QBE Insurance Group, Ltd.	235	2,659
Rio Tinto, Ltd.	101	6,922
Santos, Ltd.	364	4,195
Shopping Centres Australasia Property Group (a)	22	34
Sonic Healthcare, Ltd.	354	4,899
Suncorp Group, Ltd.	481	5,079
Toll Holdings, Ltd.	930	4,403
Transurban Group	445	2,814
Wesfarmers, Ltd. (b)	8	306
Wesfarmers, Ltd. (b)	304	11,996
Westfield Group	566	6,205
Westpac Banking Corp.	326	8,813
Woodside Petroleum, Ltd.	130	4,573
Woolworths, Ltd.	114	3,471

		167,793

AUSTRIA — 0.1%
OMV AG	136	4,905

BELGIUM — 0.4%
Anheuser-Busch InBev NV	79	6,847
Delhaize Group	71	2,832
Solvay SA	37	5,334
UCB SA	120	6,838

		21,851

BRAZIL — 1.3%
Banco Bradesco SA Preference Shares ADR	399	6,931
Companhia de Bebidas das Americas Preference Shares ADR	153	6,424
Companhia Energetica de Minas Gerais ADR	390	4,235
Companhia Siderurgica Nacional SA ADR	505	2,979
Gerdau SA ADR	456	4,099
Itau Unibanco Holding SA Preference Shares ADR	448	7,374
OGX Petroleo e Gas Participacoes SA ADR (a)	358	752
Oi SA ADR (b)	105	452
Oi SA ADR (b)	1,080	4,331
PDG Realty SA Empreendimentos e Participacoes ADR	342	1,153
Petroleo Brasileiro SA Preference Shares ADR	571	11,020
Tim Participacoes SA ADR	174	3,449
Vale SA Preference Shares ADR	607	12,322

		65,521

CANADA — 4.3%
Agrium, Inc.	34	3,385
Bank of Montreal	74	4,523
Bank of Nova Scotia	94	5,425
Barrick Gold Corp.	145	5,071
Brookfield Asset Management, Inc. (Class A)	144	5,270
Brookfield Office Properties, Inc.	205	3,492
Cameco Corp.	193	3,797
Canadian Imperial Bank of Commerce	34	2,731
Canadian National Railway Co.	73	6,623
Canadian Natural Resources, Ltd.	146	4,200
Canadian Pacific Railway, Ltd.	31	3,141
Canadian Tire Corp., Ltd. (Class A)	36	2,508
Cenovus Energy, Inc.	185	6,185
Eldorado Gold Corp.	199	2,558
Enbridge, Inc.	165	7,129
EnCana Corp.	271	5,351
Enerplus Corp.	213	2,760
First Quantum Minerals, Ltd.	103	2,267
Goldcorp, Inc.	142	5,215
IAMGOLD Corp.	214	2,448
IGM Financial, Inc.	57	2,381
Imperial Oil, Ltd.	106	4,549
Kinross Gold Corp.	314	3,046
Loblaw Cos., Ltd.	114	4,801
Manulife Financial Corp.	380	5,156
National Bank of Canada	100	7,757
Nexen, Inc.	192	5,123
Onex Corp.	126	5,298
Penn West Petroleum, Ltd.	164	1,779
Potash Corp. of Saskatchewan, Inc.	108	4,391
Rogers Communications, Inc. (Class B)	201	9,116
Royal Bank of Canada	176	10,584
Shaw Communications, Inc. (Class B)	134	3,074
Shoppers Drug Mart Corp.	88	3,783
Silver Wheaton Corp.	95	3,421
SNC-Lavalin Group, Inc.	84	3,402
Sun Life Financial, Inc.	207	5,482
Suncor Energy, Inc.	295	9,691
Talisman Energy, Inc.	344	3,887
Teck Resources, Ltd. (Class B)	105	3,812
TELUS Corp.	142	9,224
The Toronto-Dominion Bank	81	6,813
TMX Group, Ltd.	8	408
TransAlta Corp.	329	4,996
TransCanada Corp.	59	2,786
Valeant Pharmaceuticals International, Inc. (a)	115	6,854
Yamana Gold, Inc.	289	4,966

		220,659

CHILE — 0.3%
Empresa Nacional de Electricidad SA ADR	112	5,467
Enersis SA ADR	233	4,245

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Sociedad Quimica y Minera de Chile SA ADR	64	$3,689

		13,401

CHINA — 1.5%
Agricultural Bank of China, Ltd.	7,000	3,459
Bank of China, Ltd.	13,000	5,803
Bank of Communications Co., Ltd.	5,000	3,767
China Construction Bank Corp.	6,000	4,815
China Life Insurance Co., Ltd.	1,000	3,264
China Merchants Bank Co., Ltd.	1,000	2,206
China Petroleum & Chemical Corp.	4,000	4,531
China Shenhua Energy Co., Ltd.	500	2,190
China Telecom Corp., Ltd.	6,000	3,336
Hengan International Group Co., Ltd.	500	4,513
Huaneng Power International, Inc.	4,000	3,700
Industrial & Commercial Bank of China	11,000	7,806
PetroChina Co., Ltd.	4,000	5,667
PICC Property & Casualty Co., Ltd.	2,000	2,802
Ping An Insurance Group Co. of China, Ltd.	500	4,187
Tencent Holdings, Ltd.	200	6,425
Wumart Stores, Inc.	2,000	4,304
Yanzhou Coal Mining Co., Ltd.	2,000	3,308

		76,083

COLOMBIA — 0.1%
BanColombia SA ADR	94	6,259

DENMARK — 0.6%
A P Moller — Maersk A/S	1	7,528
Danske Bank A/S (a)	164	2,772
DSV A/S	246	6,334
Novo Nordisk A/S (Class B)	73	11,822

		28,456

FINLAND — 0.4%
Fortum Oyj	128	2,388
Metso Oyj	76	3,210
Nokia Oyj	793	3,059
Sampo Oyj (Class A)	90	2,888
UPM-Kymmene Oyj	292	3,390
Wartsila Oyj	87	3,753

		18,688

FRANCE — 3.2%
Accor SA	154	5,420
Alstom SA	119	4,728
AXA SA	309	5,439
BNP Paribas	167	9,376
Bouygues SA	93	2,746
Cap Gemini SA	116	5,025
Carrefour SA	181	4,616
Credit Agricole SA (a)	326	2,615
Danone	88	5,790
Essilor International SA	59	5,913
France Telecom SA	449	4,936
GDF Suez	164	3,368
LVMH Moet Hennessy Louis Vuitton SA	32	5,856
Pernod — Ricard SA	43	4,957
PPR	20	3,714
Publicis Groupe SA	74	4,415
Renault SA	109	5,847
Sanofi	144	13,553
Schneider Electric SA	104	7,518
Societe Generale (a)	130	4,857
Sodexo	92	7,729
Technip SA	48	5,496
Total SA	223	11,469
Unibail-Rodamco SE	35	8,396
Vallourec SA	39	2,030
Veolia Environnement SA	271	3,271
Vinci SA	131	6,211
Vivendi SA	338	7,553

		162,844

GERMANY — 2.9%
Adidas AG	79	7,013
Allianz SE	74	10,224
BASF SE	120	11,256
Bayer AG	141	13,364
Commerzbank AG (a)	943	1,783
Daimler AG	165	8,989
Deutsche Bank AG	160	6,951
Deutsche Boerse AG	57	3,473
Deutsche Lufthansa AG	342	6,421
Deutsche Post AG	284	6,215
Deutsche Telekom AG	468	5,303
E.ON AG	293	5,443
Fresenius Medical Care AG & Co. KGaA	32	2,207
Linde AG	20	3,480
MAN SE	27	2,874
Merck KGaA	50	6,581
Muenchener Rueckversicherungs- Gesellschaft AG	43	7,710
RWE AG	98	4,036
Salzgitter AG	104	5,406
SAP AG	146	11,682
Siemens AG	68	7,369
ThyssenKrupp AG	183	4,285
Volkswagen AG	35	7,510

		149,575

HONG KONG — 2.5%
AIA Group, Ltd.	1,400	5,464
Bank of East Asia, Ltd.	1,032	3,948
Cheung Kong Holdings, Ltd.	1,000	15,353
China Mobile, Ltd.	500	5,822
China Overseas Land & Investment, Ltd.	2,000	5,961
China Resources Enterprise, Ltd.	2,000	7,212
China Unicom (Hong Kong), Ltd.	2,000	3,205
Citic Pacific, Ltd.	2,000	2,983
CNOOC, Ltd.	3,000	6,495
COSCO Pacific, Ltd.	2,037	2,901
Hang Lung Properties, Ltd.	1,000	3,974
Henderson Land Development Co., Ltd.	1,023	7,219
Hong Kong Exchanges and Clearing, Ltd.	310	5,275
Hutchison Whampoa, Ltd.	1,000	10,437
Li & Fung, Ltd.	2,000	3,530
New World Development Co., Ltd.	3,104	4,814
Sands China, Ltd.	800	3,504
Shangri-La Asia, Ltd.	2,000	3,984
Sun Hung Kai Properties, Ltd.	1,029	15,427
Swire Pacific, Ltd.	500	6,183

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

The Link REIT	1,021	$5,098

		128,789

HUNGARY — 0.1%
MOL Hungarian Oil and Gas NyRt	22	1,768
Richter Gedeon NyRt	18	2,951

		4,719

INDIA — 0.7%
Dr. Reddy’s Laboratories, Ltd. ADR	206	6,858
HDFC Bank, Ltd. ADR	156	6,352
ICICI Bank, Ltd. ADR	128	5,582
Infosys Technologies, Ltd. ADR	90	3,807
Mahindra & Mahindra, Ltd. GDR	235	3,927
Reliance Industries, Ltd. GDR (c)	159	4,853
Tata Motors, Ltd. ADR	174	4,997

		36,376

INDONESIA — 0.5%
Astra Agro Lestari Tbk PT	1,500	3,066
Astra International Tbk PT	5,000	3,943
Bank Central Asia Tbk PT	4,500	4,249
Bank Mandiri Tbk PT	4,500	3,782
Bank Rakyat Indonesia Persero Tbk PT	5,000	3,606
Gudang Garam Tbk PT	500	2,921
Telekomunikasi Indonesia Tbk PT	6,500	6,104

		27,671

IRELAND — 0.7%
Accenture PLC (Class A)	100	6,650
Covidien PLC	200	11,548
CRH PLC	151	3,046
Eaton Corp. PLC	200	10,840
Elan Corp. PLC (a)	224	2,312
Prothena Corp. PLC (a)	5	40
Seagate Technology PLC	100	3,048

		37,484

ISRAEL — 0.2%
Bank Hapoalim BM (a)	669	2,860
Bank Leumi Le-Israel BM (a)	876	2,975
Teva Pharmaceutical Industries, Ltd. ADR	115	4,294

		10,129

ITALY — 0.7%
Assicurazioni Generali SpA	278	5,036
Enel SpA	1,222	5,055
ENI SpA	260	6,287
Fiat Industrial SpA	281	3,058
Intesa Sanpaolo SpA	2,205	3,779
Mediaset SpA	1,084	2,224
Saipem SpA	55	2,125
Telecom Italia SpA	5,152	4,639
UniCredit SpA (a)	735	3,591

		35,794

JAPAN — 7.7%
Aisin Seiki Co., Ltd.	100	3,081
Asahi Breweries, Ltd.	100	2,125
Asahi Kasei Corp.	1,000	5,864
Astellas Pharma, Inc.	100	4,482
Bridgestone Corp.	100	2,572
Canon, Inc.	100	3,863
Chuo Mitsui Trust Holdings, Inc.	1,000	3,481
Credit Saison Co., Ltd.	200	4,959
Daiichi Sankyo Co., Ltd.	300	4,587
Daikin Industries, Ltd.	100	3,402
Daiwa Securities Group, Inc.	1,000	5,494
Denso Corp.	200	6,877
Eisai Co., Ltd.	100	4,163
FUJIFILM Holdings Corp.	200	3,985
Hitachi, Ltd.	1,000	5,829
Hokuhoku Financial Group, Inc.	2,000	2,938
Honda Motor Co., Ltd.	200	7,275
Hoya Corp.	200	3,911
ITOCHU Corp.	300	3,147
Japan Tobacco, Inc.	200	5,644
JFE Holdings, Inc.	200	3,706
JSR Corp.	200	3,791
JX Holdings, Inc.	500	2,793
Kajima Corp.	1,000	3,285
Kamigumi Co., Ltd.	1,000	7,945
KDDI Corp.	100	7,043
Kobe Steel, Ltd. (a)	3,000	3,782
Komatsu, Ltd.	200	5,052
Konica Minolta Holdings, Inc.	500	3,562
Kyocera Corp.	100	8,986
Makita Corp.	100	4,591
Marubeni Corp.	1,000	7,101
Marui Group Co., Ltd.	900	7,151
Mitsubishi Chemical Holdings Corp.	500	2,463
Mitsubishi Corp.	200	3,810
Mitsubishi Electric Corp.	1,000	8,454
Mitsubishi Heavy Industries, Ltd.	1,000	4,800
Mitsubishi UFJ Financial Group, Inc.	1,700	9,064
Mitsui & Co., Ltd.	200	2,968
Mizuho Financial Group, Inc.	3,600	6,537
MS&AD Insurance Group Holdings, Inc.	200	3,944
Murata Manufacturing Co., Ltd.	100	5,840
NEC Corp. (a)	2,000	4,187
Nippon Steel Corp.	3,000	7,286
Nippon Yusen K.K.	2,000	4,649
Nissan Motor Co., Ltd.	400	3,752
Nitto Denko Corp.	100	4,881
NKSJ Holdings, Inc.	200	4,244
Nomura Holdings, Inc.	900	5,236
NTT Data Corp.	1	3,108
Obayashi Corp.	1,000	5,598
ORIX Corp.	40	4,483
Osaka Gas Co., Ltd.	1,000	3,631
Panasonic Corp.	600	3,622
Resona Holdings, Inc.	600	2,720
Rohm Co., Ltd.	100	3,237
Secom Co., Ltd.	100	5,014
Seven & I Holdings Co., Ltd.	100	2,818
Shin-Etsu Chemical Co., Ltd.	100	6,049
Softbank Corp.	200	7,263
Sony Corp.	300	3,324
Sumitomo Chemical Co., Ltd.	1,000	3,111
Sumitomo Corp.	200	2,544
Sumitomo Electric Industries, Ltd.	300	3,428
Sumitomo Mitsui Financial Group, Inc.	200	7,205
T&D Holdings, Inc.	400	4,816
Takeda Pharmaceutical Co., Ltd.	100	4,458
TDK Corp.	100	3,597

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Teijin, Ltd.	1,000	$2,463
Terumo Corp.	100	3,938
The Joyo Bank, Ltd.	1,000	4,730
The Kansai Electric Power Co., Inc.	200	2,098
Tokio Marine Holdings, Inc.	200	5,512
Tokyo Electron, Ltd.	100	4,551
Tokyu Corp.	1,000	5,621
Toppan Printing Co., Ltd.	1,000	6,153
Toshiba Corp.	1,000	3,897
Toyota Motor Corp.	400	18,528
Toyota Tsusho Corp.	300	7,335
West Japan Railway Co.	100	3,932
Yamada Denki Co., Ltd.	40	1,538
Yamaha Corp.	600	6,301

		395,205

LUXEMBOURG — 0.1%
ArcelorMittal	195	3,325

MEXICO — 0.8%
America Movil SAB de CV	7,481	8,584
Cemex SAB de CV (a)	3,151	3,082
Fomento Economico Mexicano SAB de CV	769	7,657
Grupo Financiero Banorte SAB de CV	740	4,755
Grupo Mexico SAB de CV	1,231	4,432
Grupo Modelo SAB de CV	753	6,728
Grupo Televisa SA de CV (Series CPO)	654	3,437
Industrias Penoles SA de CV	50	2,506

		41,181

NETHERLANDS — 1.4%
Akzo Nobel NV	74	4,853
ASML Holding NV	70	4,430
DE Master Blenders 1753 NV (a)	300	3,448
European Aeronautic Defence and Space Co. NV	66	2,567
Heineken NV	52	3,460
ING Groep NV (a)	675	6,284
Koninklijke (Royal) KPN NV	449	2,200
Koninklijke Ahold NV	345	4,610
Koninklijke DSM NV	87	5,252
Koninklijke Philips Electronics NV	266	6,977
LyondellBasell Industries NV	100	5,709
Reed Elsevier NV	344	5,073
Royal Dutch Shell PLC (Class A)	18	621
Unilever NV	196	7,451
Wolters Kluwer NV	434	8,854

		71,789

NETHERLANDS ANTILLES — 0.3%
Schlumberger, Ltd.	200	13,858

NORWAY — 0.4%
DnB NOR ASA	363	4,592
Norsk Hydro ASA	1,114	5,581
Telenor ASA	297	5,988
Yara International ASA	62	3,050

		19,211

PERU — 0.0% (d)
Compania de Minas Buenaventura SA ADR	30	1,078

PHILIPPINES — 0.1%
Philippine Long Distance Telephone Co. ADR	72	4,414

PORTUGAL — 0.1%
Portugal Telecom SGPS SA	848	4,191

RUSSIA — 0.8%
Federal Hydrogenerating Co. JSC ADR	824	1,901
Gazprom OAO ADR	781	7,599
Lukoil OAO ADR	96	6,480
MMC Norilsk Nickel OJSC ADR	117	2,157
Mobile TeleSystems ADR	182	3,394
Sberbank of Russia ADR	412	5,175
Surgutneftegas OJSC ADR Preference Shares	840	5,578
Tatneft ADR	97	4,226
Uralkali OJSC GDR	68	2,598

		39,108

SINGAPORE — 0.7%
CapitaLand, Ltd.	3,000	9,087
Fraser and Neave, Ltd.	1,000	7,941
Singapore Exchange, Ltd.	2,000	11,478
Singapore Press Holdings, Ltd.	2,000	6,598
Singapore Telecommunications, Ltd.	1,000	2,702

		37,806

SOUTH AFRICA — 0.9%
AngloGold Ashanti, Ltd.	85	2,628
Discovery Holdings, Ltd.	1,162	8,517
FirstRand, Ltd.	1,067	3,899
Gold Fields, Ltd.	206	2,519
Harmony Gold Mining Co., Ltd.	228	1,989
Impala Platinum Holdings, Ltd.	154	3,044
MTN Group, Ltd.	395	8,268
Naspers, Ltd.	63	4,034
Sanlam, Ltd.	988	5,213
Sasol, Ltd.	76	3,250
Standard Bank Group, Ltd.	255	3,573

		46,934

SOUTH KOREA — 2.2%
E-Mart Co., Ltd. (a)	8	1,778
Hana Financial Group, Inc.	80	2,593
Honam Petrochemical Corp. (a)	6	1,376
Hyundai Heavy Industries Co., Ltd. (a)	12	2,713
Hyundai Hysco Co., Ltd. (a)	100	4,245
Hyundai Mobis (a)	13	3,497
Hyundai Motor Co. (a)	29	5,919
KB Financial Group, Inc. (a)	110	3,894
Kia Motors Corp. (a)	65	3,430
Korea Electric Power Corp. ADR (a)	156	2,179
KT&G Corp.	41	3,094
LG Chem, Ltd. Preference Shares (a)	63	6,002
LG Electronics, Inc. (a)	34	2,337
LG Household & Health Care, Ltd. (a)	6	3,682
NHN Corp. (a)	16	3,393
POSCO ADR	57	4,683
Samsung C&T Corp. (a)	68	3,976
Samsung Electronics Co., Ltd. GDR	36	25,380
Samsung Engineering Co., Ltd. (a)	17	2,628
Samsung Fire & Marine Insurance Co., Ltd.	14	2,851
Samsung Heavy Industries Co., Ltd. (a)	110	3,961
Samsung Securities Co., Ltd.	67	3,342
Shinhan Financial Group Co., Ltd. (a)	110	3,992
SK Holdings Co., Ltd. (a)	23	3,846
SK Hynix, Inc. (a)	130	3,127

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

SK Innovation Co., Ltd. (a)	20	$3,251

		111,169

SPAIN — 0.7%
Acciona SA	56	4,150
Acerinox SA	262	2,884
ACS, Actividades de Construccion y Servicios SA	197	4,945
Banco Bilbao Vizcaya Argentaria SA	777	7,130
Banco Santander SA	1,356	10,905
Repsol YPF SA	118	2,386
Telefonica SA	320	4,299

		36,699

SWEDEN — 1.2%
Assa Abloy AB (Class B)	110	4,107
Atlas Copco AB (Class B)	307	7,466
Nordea Bank AB	532	5,078
Sandvik AB	286	4,550
Securitas AB (Class B)	444	3,870
Skandinaviska Enskilda Banken AB (Class A)	671	5,699
Skanska AB (Class B)	291	4,750
SKF AB (Class B)	207	5,193
Svenska Handelsbanken AB (Class A)	91	3,251
Tele2 AB (Class B)	183	3,294
Telefonaktiebolaget LM Ericsson (Class B)	543	5,434
TeliaSonera AB	468	3,170
Volvo AB (Class A)	448	6,156

		62,018

SWITZERLAND — 3.4%
ABB, Ltd. (a)	404	8,276
ACE, Ltd.	100	7,980
Adecco SA (a)	78	4,094
Compagnie Financiere Richemont SA	110	8,580
Credit Suisse Group AG (a)	237	5,764
Geberit AG (a)	32	7,041
Givaudan SA (a)	4	4,208
Holcim, Ltd. (a)	71	5,189
Kuehne & Nagel International AG	38	4,567
Nestle SA	280	18,231
Noble Corp.	200	6,964
Novartis AG	264	16,569
Pentair, Ltd.	23	1,130
Roche Holding AG	98	19,700
SGS SA	4	8,853
Swiss Re AG (a)	95	6,840
Syngenta AG	10	4,005
TE Connectivity, Ltd.	200	7,424
The Swatch Group AG	12	6,046
Transocean, Ltd.	71	3,129
UBS AG (a)	611	9,525
Wolseley PLC	88	4,148
Zurich Insurance Group AG (a)	19	5,052

		173,315

TAIWAN — 1.2%
Advanced Semiconductor Engineering Inc, ADR	1,153	4,935
AU Optronics Corp. ADR (a)	992	4,464
Chunghwa Telecom Co., Ltd. ADR	263	8,506
Hon Hai Precision Industry Co., Ltd. GDR	1,456	8,751
Siliconware Precision Industries Co. ADR	1,651	8,816
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,096	18,807
United Microelectronics Corp. ADR	2,579	5,132

		59,411

THAILAND — 0.2%
Bangkok Bank PCL	1,100	7,515
PTT PCL	200	2,171

		9,686

TURKEY — 0.4%
Akbank TAS	730	3,600
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	4,000	6,993
Turkiye Garanti Bankasi AS	845	4,384
Turkiye Is Bankasi (Class C)	1,939	6,714

		21,691

UNITED KINGDOM — 8.0%
3i Group PLC	1,772	6,256
Anglo American PLC	224	6,896
AstraZeneca PLC	177	8,371
BAE Systems PLC	891	4,879
Barclays PLC	2,108	8,991
BG Group PLC	446	7,340
BHP Billiton PLC	304	10,523
BP PLC	2,520	17,401
British American Tobacco PLC	51	2,587
British Land Co. PLC	629	5,746
British Sky Broadcasting Group PLC	201	2,506
BT Group PLC	2,078	7,806
Burberry Group PLC	158	3,149
Capita Group PLC	537	6,590
Cobham PLC	2,646	9,497
Compass Group PLC	479	5,645
Diageo PLC	273	7,930
Experian PLC	371	5,910
G4S PLC	623	2,598
GlaxoSmithKline PLC	625	13,563
Hammerson PLC	1,017	8,072
HSBC Holdings PLC	2,224	23,386
Imperial Tobacco Group PLC	100	3,857
Intercontinental Hotels Group PLC	273	7,575
J Sainsbury PLC	736	4,129
Land Securities Group PLC	441	5,832
Lloyds Banking Group PLC (a)	8,654	6,740
Marks & Spencer Group PLC	1,017	6,320
National Grid PLC	197	2,251
Next PLC	72	4,341
Old Mutual PLC	1,498	4,339
Pearson PLC	120	2,317
Prudential PLC	485	6,823
Randgold Resources, Ltd.	29	2,805
Reckitt Benckiser Group PLC	80	5,044
Reed Elsevier PLC	312	3,256
Rio Tinto PLC	216	12,329
Rolls-Royce Holdings PLC (a)	316	4,487
Royal Dutch Shell PLC (Class B)	760	26,870
RSA Insurance Group PLC	3,346	6,837
SABMiller PLC	131	6,016
Scottish & Southern Energy PLC	160	3,688

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Severn Trent PLC	250	$6,396
Smith & Nephew PLC	453	5,004
Smiths Group PLC	349	6,757
Standard Chartered PLC	353	9,029
Standard Life PLC	2,096	11,315
Tesco PLC	1,181	6,450
The Sage Group PLC	1,788	8,554
Tullow Oil PLC	178	3,649
Unilever PLC	153	5,884
United Utilities Group PLC	445	4,872
Vodafone Group PLC	6,679	16,768
Whitbread PLC	326	12,967
WPP PLC	344	4,965
Xstrata PLC	355	6,111

		410,219

UNITED STATES — 44.6%
3M Co.	100	9,285
Abbott Laboratories	200	13,100
Adobe Systems, Inc. (a)	300	11,304
Aetna, Inc.	200	9,260
Aflac, Inc.	200	10,624
Agilent Technologies, Inc.	200	8,188
Alexion Pharmaceuticals, Inc. (a)	100	9,381
Allergan, Inc.	100	9,173
Altera Corp.	100	3,444
Altria Group, Inc.	200	6,284
Amazon.com, Inc. (a)	100	25,114
American Capital Agency Corp.	100	2,894
American Electric Power Co., Inc.	200	8,536
American Express Co.	200	11,496
American Tower Corp.	100	7,727
Amgen, Inc.	200	17,264
Anadarko Petroleum Corp.	100	7,431
Annaly Capital Management, Inc.	200	2,808
Apache Corp.	100	7,850
Apple, Inc.	100	53,303
Applied Materials, Inc.	699	7,997
Archer-Daniels-Midland Co.	300	8,217
AT&T, Inc.	699	23,563
Automatic Data Processing, Inc.	100	5,701
Baker Hughes, Inc.	200	8,168
Bank of America Corp.	1,699	19,708
Baxter International, Inc.	200	13,332
Becton, Dickinson and Co.	100	7,819
Bed Bath & Beyond, Inc. (a)	100	5,591
Berkshire Hathaway, Inc. (Class B) (a)	100	8,970
Biogen Idec, Inc. (a)	100	14,667
Bristol-Myers Squibb Co.	300	9,777
Broadcom Corp. (Class A)	200	6,642
C.H. Robinson Worldwide, Inc.	100	6,322
Cameron International Corp. (a)	200	11,292
Capital One Financial Corp.	100	5,793
Carnival Corp.	100	3,677
Caterpillar, Inc.	100	8,958
CBS Corp.	200	7,610
Celgene Corp. (a)	100	7,872
CenturyLink, Inc.	200	7,824
CH Energy Group, Inc.	200	13,044
Chesapeake Energy Corp.	300	4,986
Chevron Corp.	300	32,442
Church & Dwight Co., Inc.	200	10,714
Cisco Systems, Inc.	999	19,630
Citigroup, Inc.	500	19,780
Citrix Systems, Inc. (a)	100	6,575
Coach, Inc.	100	5,551
Cognizant Technology Solutions Corp. (Class A) (a)	100	7,405
Colgate-Palmolive Co.	100	10,454
Comcast Corp. (Class A) Special	500	17,975
ConAgra Foods, Inc.	200	5,900
ConocoPhillips	200	11,598
Corning, Inc.	400	5,048
Costco Wholesale Corp.	100	9,877
CSX Corp.	400	7,892
Cummins, Inc.	100	10,835
CVS Caremark Corp.	200	9,670
Danaher Corp.	200	11,180
Deere & Co.	100	8,642
Dell, Inc.	400	4,052
Devon Energy Corp.	100	5,204
DIRECTV (Class A) (a)	100	5,016
Discover Financial Services	200	7,710
Dollar Tree, Inc. (a)	200	8,112
Duke Energy Corp.	153	9,761
E. I. du Pont de Nemours & Co.	200	8,994
eBay, Inc. (a)	300	15,306
Ecolab, Inc.	100	7,190
Edison International	200	9,038
Eli Lilly & Co.	200	9,864
EMC Corp. (a)	400	10,120
Emerson Electric Co.	200	10,592
EOG Resources, Inc.	100	12,079
Equity Residential	100	5,667
Exelon Corp.	200	5,948
Express Scripts Holding Co. (a)	181	9,774
Exxon Mobil Corp.	600	51,930
Fastenal Co.	100	4,669
FedEx Corp.	100	9,172
FirstEnergy Corp.	200	8,352
FMC Technologies, Inc. (a)	200	8,566
Ford Motor Co.	799	10,347
Franklin Resources, Inc.	100	12,570
Freeport-McMoRan Copper & Gold, Inc.	200	6,840
General Dynamics Corp.	100	6,927
General Electric Co.	1,499	31,464
General Mills, Inc.	100	4,041
General Motors Co. (a)	200	5,766
Gilead Sciences, Inc. (a)	200	14,690
H.J. Heinz Co.	100	5,768
Halliburton Co.	200	6,938
HCP, Inc.	300	13,554
Hess Corp.	100	5,296
Hewlett-Packard Co.	400	5,700
Hillshire Brands Co.	60	1,688
Honeywell International, Inc.	200	12,694
Illinois Tool Works, Inc.	200	12,162
Ingersoll-Rand PLC	200	9,592
Intel Corp.	799	16,483
International Business Machines Corp.	200	38,310
Intuit, Inc.	100	5,950
Johnson & Johnson	300	21,030
Johnson Controls, Inc.	200	6,140

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

JPMorgan Chase & Co.	600	$26,382
Juniper Networks, Inc. (a)	200	3,934
Kellogg Co.	100	5,585
Kimberly-Clark Corp.	100	8,443
Kinder Morgan Management, LLC (a)	103	7,772
Kinder Morgan, Inc.	42	1,484
Kohl’s Corp.	100	4,298
Kraft Foods Group, Inc.	33	1,501
Las Vegas Sands Corp.	100	4,616
Liberty Global, Inc. (Series A) (a)	100	6,299
Liberty Interactive Corp. (Class A) (a)	200	3,936
Liberty Ventures, (Series A) (a)	14	949
Limited Brands, Inc.	200	9,412
Lockheed Martin Corp.	100	9,229
Lowe’s Cos., Inc.	300	10,656
Macy’s, Inc.	200	7,804
Marathon Oil Corp.	300	9,198
Marathon Petroleum Corp.	100	6,300
Marsh & McLennan Cos., Inc.	200	6,894
Mattel, Inc.	400	14,648
McCormick & Co., Inc.	300	19,059
McDonald’s Corp.	100	8,821
McKesson Corp.	100	9,696
Mead Johnson Nutrition Co.	100	6,589
Medtronic, Inc.	300	12,306
Merck & Co., Inc.	400	16,376
MetLife, Inc.	300	9,882
Microsoft Corp.	1,099	29,376
Mondelez International, Inc. (Class A)	100	2,547
Monsanto Co.	100	9,465
Morgan Stanley	300	5,736
National Oilwell Varco, Inc.	100	6,835
NetApp, Inc. (a)	100	3,355
Newmont Mining Corp.	100	4,644
News Corp. (Class A)	500	12,770
NextEra Energy, Inc.	100	6,919
NIKE, Inc. (Class B)	200	10,320
Noble Energy, Inc.	100	10,174
Norfolk Southern Corp.	100	6,184
Northrop Grumman Corp.	200	13,516
O’Reilly Automotive, Inc. (a)	100	8,942
Occidental Petroleum Corp.	200	15,322
Oracle Corp.	699	23,291
Parker Hannifin Corp.	100	8,506
PepsiCo, Inc.	200	13,686
Pfizer, Inc.	999	25,055
PG&E Corp.	100	4,018
Philip Morris International, Inc.	200	16,728
Phillips 66	100	5,310
Pioneer Natural Resources Co.	100	10,659
PNC Financial Services Group, Inc.	100	5,831
PPL Corp.	300	8,589
Praxair, Inc.	100	10,945
ProLogis	300	10,947
Prudential Financial, Inc.	200	10,666
Public Service Enterprise Group, Inc.	200	6,120
Public Storage	100	14,496
QUALCOMM, Inc.	300	18,606
Range Resources Corp.	100	6,283
Raytheon Co.	100	5,756
Retail Opportunity Investments Corp.	1,499	19,277
Rockville Financial, Inc.	1,599	20,627
Ross Stores, Inc.	100	5,415
Salesforce.com, Inc. (a)	100	16,810
SanDisk Corp. (a)	100	4,356
Simon Property Group, Inc.	100	15,809
Southern Co.	100	4,281
Southwestern Energy Co. (a)	100	3,341
Spectra Energy Corp.	200	5,476
St. Jude Medical, Inc.	200	7,228
Starbucks Corp.	200	10,724
State Street Corp.	100	4,701
Sysco Corp.	200	6,332
Target Corp.	100	5,917
Texas Instruments, Inc.	300	9,282
The ADT Corp.	50	2,325
The Allstate Corp.	200	8,034
The Bank of New York Mellon Corp.	300	7,710
The Boeing Co.	100	7,536
The Charles Schwab Corp.	500	7,180
The Chubb Corp.	100	7,532
The Clorox Co.	100	7,322
The Coca-Cola Co.	400	14,500
The Dow Chemical Co.	300	9,696
The Estee Lauder Cos., Inc. (Class A)	100	5,986
The Goldman Sachs Group, Inc.	100	12,756
The Hershey Co.	100	7,222
The Home Depot, Inc.	200	12,370
The J.M. Smucker Co.	100	8,624
The Mosaic Co.	100	5,663
The Procter & Gamble Co.	200	13,578
The Travelers Cos., Inc.	100	7,182
The Walt Disney Co.	300	14,937
The Williams Cos., Inc.	300	9,822
Thermo Fisher Scientific, Inc.	200	12,756
Time Warner Cable, Inc.	100	9,719
Time Warner, Inc.	200	9,566
TJX Cos., Inc.	200	8,490
Tyco International, Ltd.	100	2,925
Tyson Foods, Inc. (Class A)	400	7,760
U.S. Bancorp	300	9,582
Union Pacific Corp.	100	12,572
United Parcel Service, Inc. (Class B)	100	7,373
United Technologies Corp.	100	8,201
UnitedHealth Group, Inc.	200	10,848
Valero Energy Corp.	200	6,824
Vector Group, Ltd.	943	14,023
Verizon Communications, Inc.	300	12,981
Viacom, Inc. (Class B)	100	5,274
Visa, Inc. (Class A)	100	15,158
Wal-Mart Stores, Inc.	200	13,646
Walgreen Co.	200	7,402
Waste Management, Inc.	200	6,748
Weatherford International, Ltd. (a)	500	5,595
WellPoint, Inc.	100	6,092
Wells Fargo & Co.	799	27,310
Western Digital Corp.	100	4,249
Whole Foods Market, Inc.	100	9,133
Yahoo!, Inc. (a)	300	5,970

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Yum! Brands, Inc.	100	$6,640

		2,284,284

TOTAL COMMON STOCKS —
(Cost $4,944,383)		5,063,589

RIGHTS — 0.0% (d)
SPAIN — 0.0% (d)
Repsol SA (expiring 2/21/13) (a) (Cost $74)	118	72

SHORT TERM INVESTMENT — 1.6%
UNITED STATES — 1.6%
MONEY MARKET FUND — 1.6%
State Street Institutional Liquid Reserves Fund 0.17% (e)(f) (Cost $81,592)	81,592	81,592

TOTAL INVESTMENTS — 100.6%
(Cost $5,026,049)		5,145,253
OTHER ASSETS & LIABILITIES — (0.6)%		(28,626)

NET ASSETS — 100.0%		$5,116,627

(a)	Non-income producing security.
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.1% of net assets as of December 31, 2012, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2012*

PERCENT OF
INDUSTRY **	NET ASSETS

Oil, Gas & Consumable Fuels	8.9%
Commercial Banks	7.7
Pharmaceuticals	5.1
Insurance	4.4
Metals & Mining	3.9
Chemicals	3.0
Real Estate Investment Trusts	3.0
Media	2.7
Diversified Telecommunication Services	2.7
Machinery	2.5
Food Products	2.4
Food & Staples Retailing	2.4
Semiconductors & Semiconductor Equipment	2.2
Software	2.2
Diversified Financial Services	2.1
Computers & Peripherals	2.0
Industrial Conglomerates	1.8
Electric Utilities	1.8
Capital Markets	1.7
Automobiles	1.7
Aerospace & Defense	1.7
IT Services	1.6
Beverages	1.6
Hotels, Restaurants & Leisure	1.6
Real Estate Management & Development	1.5
Energy Equipment & Services	1.5
Wireless Telecommunication Services	1.4
Biotechnology	1.4
Health Care Equipment & Supplies	1.3
Specialty Retail	1.2
Household Products	1.2
Electronic Equipment, Instruments & Components	1.1
Tobacco	1.1
Communications Equipment	1.1
Electrical Equipment	1.0
Health Care Providers & Services	1.0
Road & Rail	1.0
Multiline Retail	1.0
Textiles, Apparel & Luxury Goods	0.9
Multi-Utilities	0.9
Trading Companies & Distributors	0.8
Construction & Engineering	0.8
Commercial Services & Supplies	0.7
Air Freight & Logistics	0.6
Internet Software & Services	0.6
Internet & Catalog Retail	0.6
Consumer Finance	0.5
Professional Services	0.5
Auto Components	0.5
Leisure Equipment & Products	0.4
Life Sciences Tools & Services	0.4
Thrifts & Mortgage Finance	0.4
Marine	0.4
Construction Materials	0.4
Building Products	0.3
Independent Power Producers & Energy Traders	0.3
Transportation Infrastructure	0.3
Water Utilities	0.2
Personal Products	0.2
Household Durables	0.2
Office Electronics	0.2
Airlines	0.1
Gas Utilities	0.1
Distributors	0.1
Paper & Forest Products	0.1
Containers & Packaging	0.0 ***
Short Term Investments	1.6
Other Assets & Liabilities	(0.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
***	Amount shown represents less than 0.05% of net assets.

SPDR MSCI EM 50 ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
BRAZIL — 13.7%
Banco Bradesco SA Preference Shares ADR	3,248	$56,418
BRF — Brasil Foods SA ADR	1,117	23,580
Companhia de Bebidas das Americas Preference Shares ADR	1,297	54,461
Itau Unibanco Holding SA Preference Shares ADR	3,886	63,964
Petroleo Brasileiro SA Preference Shares ADR	3,573	68,959
Vale SA Preference Shares ADR	3,405	69,121

		336,503

CHINA — 19.2%
Bank of China, Ltd.	128,196	57,227
China Construction Bank Corp.	123,154	98,830
China Life Insurance Co., Ltd.	12,584	41,076
China Petroleum & Chemical Corp.	30,000	33,983
China Shenhua Energy Co., Ltd.	5,644	24,722
Industrial & Commercial Bank of China	111,454	79,088
PetroChina Co., Ltd.	36,812	52,149
Ping An Insurance Group Co. of China, Ltd.	3,000	25,120
Tencent Holdings, Ltd.	1,800	57,826

		470,021

HONG KONG — 7.6%
China Mobile, Ltd.	10,355	120,573
CNOOC, Ltd.	30,362	65,731

		186,304

INDIA — 2.5%
ICICI Bank, Ltd. ADR	723	31,530
Infosys Technologies, Ltd. ADR	731	30,921

		62,451

MEXICO — 5.5%
America Movil SAB de CV, ADR, Series L	3,323	76,894
Fomento Economico Mexicano SAB de CV, ADR	338	34,037
Grupo Televisa SA de CV ADR	893	23,736

		134,667

RUSSIA — 9.6%
Gazprom OAO ADR	9,037	85,490
Lukoil OAO ADR	866	57,286
NovaTek OAO GDR	158	18,928
Sberbank of Russia ADR (a)	3,746	46,076
Sberbank of Russia ADR (a)	700	8,792
Uralkali OJSC GDR	458	17,500

		234,072

SOUTH AFRICA — 9.2%
AngloGold Ashanti, Ltd.	663	20,500
Gold Fields, Ltd.	1,257	15,371
Impala Platinum Holdings, Ltd.	877	17,335
MTN Group, Ltd.	2,878	60,244
Naspers, Ltd.	662	42,383
Sasol, Ltd.	928	39,682
Standard Bank Group, Ltd.	2,098	29,396

		224,911

SOUTH KOREA — 21.3%
Hyundai Heavy Industries Co., Ltd. (b)	73	16,501
Hyundai Mobis (b)	116	31,206
Hyundai Motor Co. (b)	264	53,881
KB Financial Group, Inc. ADR	638	22,904
Kia Motors Corp. (b)	460	24,277
LG Chem, Ltd. (b)	81	24,968
POSCO ADR	444	36,474
Samsung Electronics Co., Ltd. GDR	374	263,670
Shinhan Financial Group Co., Ltd. ADR	740	27,114
SK Hynix, Inc. (b)	910	21,888

		522,883

TAIWAN — 11.3%
China Steel Corp.	20,085	18,917
Chunghwa Telecom Co., Ltd. ADR	678	21,927
Formosa Plastics Corp.	7,000	18,947
Hon Hai Precision Industry Co., Ltd. GDR	8,613	51,764
MediaTek, Inc.	2,000	22,280
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	8,397	144,092

		277,927

TOTAL COMMON STOCKS —
(Cost $2,449,805)		2,449,739

SHORT TERM INVESTMENT — 1.2%
UNITED STATES — 1.2%
MONEY MARKET FUND — 1.2%
State Street Institutional Liquid Reserves Fund 0.17% (c)(d) (Cost $29,368)	29,368	29,368

TOTAL INVESTMENTS — 101.1%
(Cost $2,479,173)		2,479,107
OTHER ASSETS & LIABILITIES — (1.1)%		(27,744)

NET ASSETS — 100.0%		$2,451,363

(a)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(b)	Non-income producing security.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt

SPDR MSCI EM 50 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2012*

PERCENT OF
INDUSTRY **	NET ASSETS

Commercial Banks	21.3%
Semiconductors & Semiconductor Equipment	18.4
Oil, Gas & Consumable Fuels	18.2
Wireless Telecommunication Services	10.5
Metals & Mining	7.2
Beverages	3.6
Automobiles	3.2
Insurance	2.7
Media	2.7
Chemicals	2.5
Internet Software & Services	2.4
Electronic Equipment, Instruments & Components	2.1
Auto Components	1.3
IT Services	1.2
Food Products	1.0
Diversified Telecommunication Services	0.9
Machinery	0.7
Short Term Investments	1.2
Other Assets & Liabilities	(1.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
JAPAN — 99.7%
AIR FREIGHT & LOGISTICS — 0.2%
Yamato Holdings Co., Ltd.	2,380	$36,003

AIRLINES — 0.4%
All Nippon Airways Co., Ltd. (a)	10,000	20,933
Japan Airlines Co., Ltd. (b)	1,000	42,792

		63,725

AUTO COMPONENTS — 2.9%
Aisin Seiki Co., Ltd.	1,168	35,986
Bridgestone Corp.	3,803	97,818
Denso Corp.	2,647	91,014
FCC Co., Ltd.	984	20,325
Futaba Industrial Co., Ltd. (a)(b)	408	1,755
Keihin Corp. (a)	556	7,871
NGK Spark Plug Co., Ltd.	2,160	28,479
NHK Spring Co., Ltd.	340	2,776
Nifco, Inc. (a)	1,028	22,637
Nissin Kogyo Co., Ltd.	616	9,454
NOK Corp.	1,016	15,722
Showa Corp.	2,012	19,779
Stanley Electric Co., Ltd.	644	9,087
Sumitomo Rubber Industries, Inc.	1,808	21,642
Tokai Rika Co., Ltd.	20	276
Toyo Tire & Rubber Co., Ltd.	3,851	11,402
Toyota Industries Corp.	1,172	37,018

		433,041

AUTOMOBILES — 8.5%
Daihatsu Motor Co., Ltd.	464	9,182
Fuji Heavy Industries, Ltd.	4,347	54,096
Honda Motor Co., Ltd.	9,574	348,236
Isuzu Motors, Ltd.	9,651	57,036
Mazda Motor Corp. (b)	6,123	12,322
Mitsubishi Motors Corp. (b)	26,173	26,940
Nissan Motor Co., Ltd.	13,562	127,205
Suzuki Motor Corp.	2,192	56,838
Toyota Motor Corp.	11,677	540,871
Yamaha Motor Co., Ltd. (a)	1,216	13,346

		1,246,072

BEVERAGES — 1.2%
Asahi Breweries, Ltd.	2,584	54,898
Ito En, Ltd. (a)	1,556	28,613
Kirin Holdings Co., Ltd.	6,207	72,648
Takara Holdings, Inc.	2,479	19,611

		175,770

BUILDING PRODUCTS — 1.2%
Aica Kogyo Co., Ltd.	284	4,572
Asahi Glass Co., Ltd. (a)	6,299	45,604
Daikin Industries, Ltd.	1,432	48,724
LIXIL Group Corp.	1,772	39,287
Nippon Sheet Glass Co., Ltd. (a)	6,000	7,842
TOTO, Ltd.	4,444	33,202

		179,231

CAPITAL MARKETS — 1.3%
Daiwa Securities Group, Inc.	8,482	46,596
Jafco Co., Ltd.	212	6,198
Nomura Holdings, Inc. (a)	17,676	102,828
Okasan Securities Group, Inc.	2,107	10,552
SBI Holdings, Inc. (a)	1,558	13,730
Tokai Tokyo Financial Holdings, Inc.	3,967	17,985

		197,889

CHEMICALS — 4.3%
Asahi Kasei Corp.	5,859	34,355
Daicel Chemical Industries, Ltd.	2,055	13,476
DIC Corp.	6,391	11,752
Hitachi Chemical Co., Ltd. (a)	976	14,584
JSR Corp.	1,360	25,780
Kaneka Corp.	2,224	11,189
Kansai Paint Co., Ltd. (a)	2,092	22,428
Kuraray Co., Ltd.	2,971	38,656
Mitsubishi Chemical Holdings Corp.	6,123	30,167
Mitsubishi Gas Chemical Co., Inc.	2,268	13,771
Mitsui Chemicals, Inc. (a)	5,843	15,069
Nissan Chemical Industries, Ltd.	2,816	33,089
Nitto Denko Corp.	784	38,264
Shin-Etsu Chemical Co., Ltd.	2,420	146,378
Showa Denko K.K. (a)	7,723	11,701
Sumitomo Chemical Co., Ltd.	9,674	30,097
Taiyo Nippon Sanso Corp.	4,180	23,882
Teijin, Ltd.	6,367	15,685
Tokai Carbon Co., Ltd.	1,828	7,590
Toray Industries, Inc.	7,758	47,285
Tosoh Corp.	5,599	13,339
Ube Industries, Ltd.	9,543	22,736
Zeon Corp.	2,132	18,320

		639,593

COMMERCIAL BANKS — 10.1%
Chuo Mitsui Trust Holdings, Inc.	19,981	69,557
Fukuoka Financial Group, Inc.	6,000	23,871
Hokuhoku Financial Group, Inc.	9,658	14,186
Mitsubishi UFJ Financial Group, Inc.	79,700	424,932
Mizuho Financial Group, Inc.	138,100	250,757
Resona Holdings, Inc.	9,500	43,070
Shinsei Bank, Ltd. (a)	9,726	19,235
Sumitomo Mitsui Financial Group, Inc.	8,000	288,209
Suruga Bank, Ltd.	496	6,075
The 77 Bank, Ltd.	3,803	15,174
The Awa Bank, Ltd.	3,731	21,230
The Bank of Kyoto, Ltd.	1,916	16,132
The Bank of Yokohama, Ltd.	7,947	36,764
The Chiba Bank, Ltd.	6,063	35,341
The Chugoku Bank, Ltd.	1,504	20,891
The Hachijuni Bank, Ltd.	5,719	28,507
The Hiroshima Bank, Ltd.	5,811	24,262
The Hyakugo Bank, Ltd.	4,147	18,657
The Iyo Bank, Ltd.	1,180	9,321
The Joyo Bank, Ltd. (a)	4,155	19,654
The Juroku Bank, Ltd.	5,883	19,867
The Musashino Bank, Ltd.	420	13,649
The Nanto Bank, Ltd.	2,391	10,812
The Nishi-Nippon City Bank, Ltd.	7,799	19,212
The Shizuoka Bank, Ltd.	2,363	22,984
Yamaguchi Financial Group, Inc.	2,076	18,247

		1,490,596

COMMERCIAL SERVICES & SUPPLIES — 1.0%
Aeon Delight Co., Ltd.	200	3,902
Dai Nippon Printing Co., Ltd.	3,739	29,103

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Daiseki Co., Ltd.	400	$5,514
Nissha Printing Co., Ltd. (a)(b)	236	2,773
Park24 Co., Ltd.	1,000	15,787
Secom Co., Ltd.	1,368	68,586
Toppan Printing Co., Ltd.	4,299	26,451

		152,116

COMMUNICATIONS EQUIPMENT — 0.0% (c)
Aiphone Co., Ltd.	200	3,342

COMPUTERS & PERIPHERALS — 1.2%
Fujitsu, Ltd.	10,498	43,709
NEC Corp. (b)	11,918	24,948
Seiko Epson Corp. (a)	1,376	11,092
Toshiba Corp.	23,633	92,110

		171,859

CONSTRUCTION & ENGINEERING — 1.6%
Chiyoda Corp.	1,688	23,974
COMSYS Holdings Corp.	2,000	25,583
JGC Corp.	1,760	54,470
Kajima Corp.	7,595	24,946
Maeda Corp.	4,855	25,492
Obayashi Corp.	5,679	31,789
Shimizu Corp. (a)	5,559	20,766
Taisei Corp.	9,995	33,060

		240,080

CONSTRUCTION MATERIALS — 0.2%
Taiheiyo Cement Corp.	9,607	26,222

CONSUMER FINANCE — 0.5%
Acom Co., Ltd. (a)(b)	22	628
Aeon Credit Service Co., Ltd. (a)	1,040	20,929
Credit Saison Co., Ltd.	1,364	33,822
Orient Corp. (b)	4,001	15,085

		70,464

CONTAINERS & PACKAGING — 0.1%
Toyo Seikan Kaisha, Ltd.	1,048	13,963

DISTRIBUTORS — 0.1%
Canon Marketing Japan, Inc.	992	14,169

DIVERSIFIED CONSUMER SERVICES — 0.2%
Benesse Holdings, Inc.	628	26,074

DIVERSIFIED FINANCIAL SERVICES — 0.5%
ORIX Corp. (a)	616	69,034

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
Nippon Telegraph & Telephone Corp.	5,200	218,308

ELECTRIC UTILITIES — 1.7%
Chubu Electric Power Co., Inc.	3,963	52,709
Hokkaido Electric Power Co., Inc.	928	11,226
Hokuriku Electric Power Co.	1,412	16,690
Kyushu Electric Power Co., Inc.	2,376	27,012
Shikoku Electric Power Co., Inc. (a)	972	15,457
The Chugoku Electric Power Co., Inc.	1,648	25,788
The Kansai Electric Power Co., Inc.	4,811	50,466
The Okinawa Electric Power Co., Inc.	36	1,123
The Tokyo Electric Power Co., Inc. (a)(b)	8,567	20,411
Tohoku Electric Power Co., Inc. (b)	2,843	26,403

		247,285

ELECTRICAL EQUIPMENT — 1.7%
Fuji Electric Holdings Co., Ltd.	6,099	14,883
Fujikura, Ltd.	4,107	12,682
Furukawa Electric Co., Ltd. (b)	3,899	8,658
Mitsubishi Electric Corp.	11,974	101,232
Nidec Corp. (a)	764	44,356
Sumitomo Electric Industries, Ltd.	3,787	43,273
Tatsuta Electric Wire and Cable Co., Ltd.	2,000	17,348
Ushio, Inc.	1,036	11,287

		253,719

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.3%
Alps Electric Co., Ltd.	1,768	10,551
Amano Corp. (a)	1,236	10,721
Citizen Holdings Co., Ltd.	3,003	15,698
FUJIFILM Holdings Corp.	2,827	56,334
Hamamatsu Photonics K.K. (a)	768	27,713
Hirose Electric Co., Ltd. (a)	408	48,555
Hitachi, Ltd. (a)	25,933	151,162
Horiba, Ltd. (a)	404	11,630
Hoya Corp.	2,632	51,474
Ibiden Co., Ltd. (a)	996	15,735
Keyence Corp.	240	66,256
Kyocera Corp.	992	89,144
Murata Manufacturing Co., Ltd.	1,228	71,722
Nippon Electric Glass Co., Ltd. (a)	3,548	19,984
Oki Electric Industry Co., Ltd. (b)	12,166	14,774
Omron Corp.	1,380	32,814
Shimadzu Corp.	2,312	15,696
TDK Corp. (a)	996	35,824
Yaskawa Electric Corp.	1,604	15,267
Yokogawa Electric Corp.	1,964	21,374

		782,428

FOOD & STAPLES RETAILING — 1.8%
Aeon Co., Ltd. (a)	4,403	50,260
Cawachi, Ltd.	448	8,855
FamilyMart Co., Ltd.	352	14,472
Izumiya Co., Ltd.	3,740	19,075
Lawson, Inc. (a)	400	27,156
Seven & I Holdings Co., Ltd.	4,439	125,112
UNY Co., Ltd.	2,000	14,781

		259,711

FOOD PRODUCTS — 1.2%
Ajinomoto Co., Inc.	4,003	52,916
Hokuto Corp. (a)	400	7,837
Kikkoman Corp.	2,256	32,092
MEIJI Holdings Co., Ltd.	400	17,302
Nissin Foods Holding Co., Ltd.	640	24,241
Sakata Seed Corp. (a)	1,584	19,877
Yakult Honsha Co., Ltd. (a)	564	24,624

		178,889

GAS UTILITIES — 0.9%
Osaka Gas Co., Ltd.	12,150	44,123
Saibu Gas Co., Ltd.	10,273	26,139
Tokyo Gas Co., Ltd.	13,873	63,376

		133,638

HEALTH CARE EQUIPMENT & SUPPLIES — 0.7%
Nakanishi, Inc.	200	19,916
Olympus Corp. (b)	1,042	20,065
Sysmex Corp.	400	18,343

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Terumo Corp.	956	$37,647

		95,971

HEALTH CARE PROVIDERS & SERVICES — 0.4%
Medipal Holdings Corp.	1,192	13,165
Miraca Holdings, Inc.	636	25,561
Suzuken Co., Ltd.	632	17,754

		56,480

HOTELS, RESTAURANTS & LEISURE — 0.4%
Oriental Land Co., Ltd.	404	48,920
Round One Corp.	800	4,571

		53,491

HOUSEHOLD DURABLES — 2.0%
Casio Computer Co., Ltd. (a)	2,248	19,577
Funai Electric Co., Ltd.	395	5,117
Haseko Corp. (b)	9,139	7,187
Panasonic Corp. (a)	13,381	80,783
Pioneer Corp. (a)(b)	2,360	5,841
Sangetsu Co., Ltd.	176	4,283
Sekisui Chemical Co., Ltd.	2,079	18,009
Sekisui House, Ltd.	3,679	40,081
Sharp Corp. (a)	5,519	19,340
Sony Corp.	6,811	75,463
Sumitomo Forestry Co., Ltd. (a)	1,368	12,895

		288,576

HOUSEHOLD PRODUCTS — 0.2%
Unicharm Corp.	632	32,855

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
Electric Power Development Co., Ltd. (a)	840	19,896

INDUSTRIAL CONGLOMERATES — 0.3%
Keihan Electric Railway Co., Ltd.	5,747	25,988
Nisshinbo Holdings, Inc.	1,584	13,264

		39,252

INSURANCE — 2.5%
MS&AD Insurance Group Holdings, Inc.	3,636	71,698
NKSJ Holdings, Inc.	2,000	42,445
Sony Financial Holdings, Inc.	1,600	28,497
T&D Holdings, Inc.	4,200	50,566
The Dai-ichi Life Insurance Co., Ltd.	42	58,241
Tokio Marine Holdings, Inc.	4,447	122,561

		374,008

INTERNET & CATALOG RETAIL — 0.3%
Rakuten, Inc. (a)(b)	5,000	38,975

INTERNET SOFTWARE & SERVICES — 0.6%
DeNA Co., Ltd. (a)	800	26,295
Gree, Inc. (a)	600	9,285
Internet Initiative Japan, Inc.	600	13,712
Yahoo! Japan Corp. (a)	104	33,510

		82,802

IT SERVICES — 0.6%
IT Holdings Corp.	832	10,017
Itochu Techno-Solutions Corp.	608	24,998
NET One Systems Co., Ltd. (a)	2,000	19,661
Nomura Research Institute, Ltd.	300	6,218
NTT Data Corp.	8	24,861
Otsuka Corp.	12	905
SCSK Corp.	100	1,559
TKC Corp.	400	6,948

		95,167

LEISURE EQUIPMENT & PRODUCTS — 1.3%
Namco Bandai Holdings, Inc.	2,232	28,834
Nikon Corp. (a)	1,840	53,754
Roland Corp.	200	1,596
Sankyo Co., Ltd.	640	25,351
Sega Sammy Holdings, Inc.	2,031	34,177
Shimano, Inc.	592	37,794
Yamaha Corp. (a)	1,192	12,518

		194,024

MACHINERY — 6.2%
Amada Co., Ltd.	1,527	9,801
FANUC Corp.	1,180	217,262
Glory, Ltd.	1,044	24,076
IHI Corp.	10,311	26,474
JTEKT Corp.	1,408	13,255
Kawasaki Heavy Industries, Ltd.	7,978	21,406
Komatsu, Ltd.	5,439	137,382
Komori Corp.	788	6,516
Kubota Corp.	3,663	41,771
Kurita Water Industries, Ltd. (a)	976	21,357
Makita Corp.	976	44,813
Minebea Co., Ltd. (a)	2,255	7,928
Mitsubishi Heavy Industries, Ltd.	19,676	94,437
Mitsui Engineering & Shipbuilding Co., Ltd. (a)	7,567	11,552
Mori Seiki Co., Ltd. (a)	968	8,408
NGK Insulators, Ltd.	2,320	27,261
NSK, Ltd.	2,463	17,348
NTN Corp.	2,495	6,666
OKUMA Corp.	1,648	11,207
OSG Corp. (a)	1,012	13,940
SMC Corp.	420	75,582
Sodick Co., Ltd.	1,800	8,348
Sumitomo Heavy Industries, Ltd.	3,795	17,863
Takuma Co., Ltd.	2,000	11,265
The Japan Steel Works, Ltd.	1,708	11,023
THK Co., Ltd.	1,000	17,764
Toshiba Machine Co., Ltd.	1,944	9,533

		914,238

MARINE — 0.3%
Kawasaki Kisen Kaisha, Ltd. (b)	5,759	8,725
Mitsui OSK Lines, Ltd.	4,491	13,193
Nippon Yusen K.K. (a)	7,995	18,585

		40,503

MEDIA — 0.6%
CyberAgent, Inc. (a)	4	8,188
Dentsu, Inc.	1,600	42,653
Jupiter Telecommunications Co.	8	9,983
Toho Co., Ltd.	1,352	23,752

		84,576

METALS & MINING — 2.4%
Daido Steel Co., Ltd.	2,199	11,038
Dowa Holdings Co., Ltd.	1,767	11,342
JFE Holdings, Inc.	2,847	52,748
Kobe Steel, Ltd. (b)	12,645	15,941

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Mitsubishi Materials Corp.	8,027	$27,108
Mitsubishi Steel Manufacturing Co., Ltd.	4,000	7,957
Mitsui Mining & Smelting Co., Ltd.	5,839	14,249
Nippon Steel Corp.	44,755	108,698
Nisshin Steel Holdings Co., Ltd. (b)	594	5,427
Sumitomo Metal Mining Co., Ltd.	3,575	49,946
Toho Zinc Co., Ltd.	4,000	17,348
Tokyo Steel Manufacturing Co., Ltd.	144	694
Topy Industries, Ltd.	5,000	11,797
Yodogawa Steel Works, Ltd.	3,963	13,521

		347,814

MULTILINE RETAIL — 0.6%
Isetan Mitsukoshi Holdings, Ltd.	2,441	23,771
J Front Retailing Co., Ltd.	3,778	20,842
Marui Group Co., Ltd.	2,616	20,785
Ryohin Keikaku Co., Ltd.	236	13,169
Takashimaya Co., Ltd.	2,332	16,533

		95,100

OFFICE ELECTRONICS — 2.4%
Brother Industries, Ltd.	1,832	19,493
Canon, Inc. (a)	7,058	272,639
Konica Minolta Holdings, Inc.	4,075	29,031
Ricoh Co., Ltd. (a)	3,555	37,291

		358,454

OIL, GAS & CONSUMABLE FUELS — 1.0%
Cosmo Oil Co., Ltd. (a)	5,927	13,161
Inpex Corp.	8	42,330
JX Holdings, Inc.	14,500	80,998
TonenGeneral Sekiyu K.K.	1,547	13,347

		149,836

PAPER & FOREST PRODUCTS — 0.2%
Nippon Paper Group, Inc. (a)	800	11,038
OJI Paper Co., Ltd. (a)	5,839	19,989

		31,027

PERSONAL PRODUCTS — 0.9%
Kao Corp.	3,239	84,248
Mandom Corp.	1,016	27,919
Shiseido Co., Ltd.	1,832	25,786

		137,953

PHARMACEUTICALS — 5.3%
Astellas Pharma, Inc.	2,771	124,185
Chugai Pharmaceutical Co., Ltd.	1,616	30,857
Daiichi Sankyo Co., Ltd.	4,051	61,938
Dainippon Sumitomo Pharma Co., Ltd.	960	11,491
Eisai Co., Ltd.	1,540	64,118
Hisamitsu Pharmaceutical Co., Inc. (a)	404	20,045
Kissei Pharmaceutical Co., Ltd.	1,000	18,354
Kyowa Hakko Kirin Co., Ltd.	1,833	17,998
Mitsubishi Tanabe Pharma Corp.	2,000	26,045
Mochida Pharmaceutical Co., Ltd. (a)	2,000	24,496
Nichi-iko Pharmaceutical Co., Ltd.	200	3,865
Ono Pharmaceutical Co., Ltd.	432	22,033
Otsuka Holdings Co., Ltd.	1,500	42,225
Santen Pharmaceutical Co., Ltd.	956	36,652
Seikagaku Corp.	800	8,512
Shionogi & Co., Ltd.	1,996	33,172
Taisho Pharmaceutical Holdings Co., Ltd.	300	20,540
Takeda Pharmaceutical Co., Ltd.	4,655	207,541
Torii Pharmaceutical Co., Ltd.	200	4,441
Tsumura & Co.	100	3,019

		781,527

PROFESSIONAL SERVICES — 0.1%
Meitic Corp.	812	17,824

REAL ESTATE MANAGEMENT & DEVELOPMENT — 4.0%
Daikyo, Inc.	4,256	11,518
Daito Trust Construction Co., Ltd.	564	53,161
Daiwa House Industry Co., Ltd.	4,363	74,630
Heiwa Real Estate Co., Ltd.	900	12,189
Leopalace21 Corp. (a)(b)	1,044	4,286
Mitsubishi Estate Co., Ltd.	7,111	168,513
Mitsui Fudosan Co., Ltd.	5,923	143,169
Sumitomo Realty & Development Co., Ltd.	1,843	60,684
Tokyo Tatemono Co., Ltd. (a)	3,540	17,973
Tokyu Land Corp.	5,664	41,007

		587,130

ROAD & RAIL — 4.3%
Central Japan Railway Co.	1,000	80,958
East Japan Railway Co.	2,200	141,976
Hankyu Hanshin Holdings, Inc.	8,486	43,772
Keikyu Corp. (a)	4,355	38,581
Keisei Electric Railway Co., Ltd.	2,147	18,077
Kintetsu Corp. (a)	12,038	49,285
Nagoya Railroad Co., Ltd.	8,362	22,243
Nankai Electric Railway Co., Ltd.	6,111	27,564
Nippon Express Co., Ltd.	7,555	31,019
Odakyu Electric Railway Co., Ltd. (a)	2,483	25,788
Sotetsu Holdings, Inc.	8,254	28,734
Tobu Railway Co., Ltd.	6,007	31,749
Tokyu Corp.	6,391	35,922
West Japan Railway Co.	1,400	55,051

		630,719

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.9%
Advantest Corp. (a)	1,216	18,958
Dainippon Screen Manufacturing Co., Ltd.	364	2,202
Disco Corp. (a)	384	19,874
Rohm Co., Ltd.	576	18,646
Sanken Electric Co., Ltd.	2,404	9,175
Shinko Electric Industries Co., Ltd. (a)	592	4,669
Sumco Corp. (b)	1,046	10,162
Tokyo Electron, Ltd.	1,040	47,330

		131,016

SOFTWARE — 0.8%
Konami Corp. (a)	792	17,697
Nintendo Co., Ltd.	648	68,723
NSD Co., Ltd.	832	7,255
Square Enix Holdings Co., Ltd. (a)	796	10,081
Trend Micro, Inc. (a)(b)	368	11,036

		114,792

SPECIALTY RETAIL — 1.3%
Aoyama Trading Co., Ltd.	984	18,800
Autobacs Seven Co., Ltd.	180	7,536
Fast Retailing Co., Ltd.	176	44,455
Hikari Tsushin, Inc.	184	7,086
Nitori Holding Co., Ltd.	210	15,374
Sanrio Co., Ltd. (a)	448	14,212

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Shimachu Co., Ltd.	984	$20,610
Shimamura Co., Ltd.	232	22,485
USS Co., Ltd. (a)	200	20,795
Yamada Denki Co., Ltd. (a)	600	23,073

		194,426

TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Asics Corp.	2,064	31,271
Gunze, Ltd.	4,223	11,038
Onward Holdings Co., Ltd.	1,580	11,914
The Japan Wool Textile Co., Ltd.	2,031	13,201
Toyobo Co., Ltd.	8,302	11,810

		79,234

TOBACCO — 1.2%
Japan Tobacco, Inc.	6,000	169,317

TRADING COMPANIES & DISTRIBUTORS — 4.6%
Hanwa Co., Ltd.	2,207	8,576
Inaba Denki Sangyo Co., Ltd.	956	27,365
ITOCHU Corp.	8,566	89,856
Iwatani Corp.	6,451	23,875
Kanematsu Corp. (b)	19,000	25,930
Marubeni Corp.	10,402	73,866
Mitsubishi Corp.	7,607	144,899
Mitsui & Co., Ltd.	10,002	148,413
Sojitz Corp.	8,428	12,379
Sumitomo Corp.	6,375	81,102
Toyota Tsusho Corp.	1,039	25,403
Yamazen Corp.	2,800	20,887

		682,551

TRANSPORTATION INFRASTRUCTURE — 0.3%
Kamigumi Co., Ltd.	2,395	19,029
Mitsubishi Logistics Corp.	2,216	31,549

		50,578

WIRELESS TELECOMMUNICATION SERVICES — 2.8%
KDDI Corp.	1,800	126,780
NTT DoCoMo, Inc.	88	126,201
Softbank Corp.	4,415	160,332

		413,313

TOTAL COMMON STOCKS —
(Cost $17,517,536)		14,706,646

SHORT TERM INVESTMENTS — 7.8%
UNITED STATES — 7.8%
MONEY MARKET FUNDS — 7.8%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	963,256	963,256
State Street Institutional Liquid Reserves Fund 0.17% (e)(f)	180,162	180,162

TOTAL SHORT TERM INVESTMENTS —
(Cost $1,143,418)		1,143,418

TOTAL INVESTMENTS — 107.5%
(Cost $18,660,954)		15,850,064
OTHER ASSETS & LIABILITIES — (7.5)%		(1,102,597)

NET ASSETS — 100.0%		$14,747,467

(a)	A portion of the security was on loan at December 31, 2012.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
JAPAN — 99.6%
AIR FREIGHT & LOGISTICS — 0.3%
Kintetsu World Express, Inc. (a)	6,300	$209,405

AIRLINES — 0.1%
Skymark Airlines, Inc. (b)	7,400	41,936

AUTO COMPONENTS — 5.2%
Ahresty Corp.	6,900	37,985
Exedy Corp.	4,500	98,311
FCC Co., Ltd. (a)	8,813	182,039
Futaba Industrial Co., Ltd. (a)(b)	12,394	53,323
Keihin Corp. (a)	9,041	127,985
Koito Manufacturing Co., Ltd.	15,000	216,504
KYB Co., Ltd. (a)	24,902	99,936
Musashi Seimitsu Industry Co., Ltd. (a)	15,752	330,106
Nifco, Inc.	10,000	220,205
Nissan Shatai Co., Ltd.	21,000	263,274
Nissin Kogyo Co., Ltd.	10,634	163,203
Press Kogyo Co., Ltd.	23,569	106,035
Showa Corp.	14,139	138,994
Takata Corp. (a)	12,100	245,317
Tokai Rika Co., Ltd.	9,200	126,831
Topre Corp.	16,034	145,755
Toyo Tire & Rubber Co., Ltd.	40,372	119,531
Toyota Boshoku Corp. (a)	8,500	97,519
TS Tech Co., Ltd. (a)	10,700	190,946
Unipres Corp.	7,600	165,949

		3,129,748

BEVERAGES — 0.6%
Mikuni Coca-Cola Bottling Co., Ltd.	25,445	240,133
Sapporo Holdings, Ltd. (a)	40,000	129,070

		369,203

BIOTECHNOLOGY — 0.5%
3-D Matrix, Ltd. (b)	1,000	47,592
OncoTherapy Science, Inc. (b)	78	118,175
Sosei Group Corp. (b)	51	123,098

		288,865

BUILDING PRODUCTS — 2.5%
Aica Kogyo Co., Ltd.	15,519	249,840
Bunka Shutter Co., Ltd.	44,577	206,735
Central Glass Co., Ltd.	45,309	151,965
Nichias Corp. (a)	25,000	136,182
Nitto Boseki Co., Ltd. (a)	52,020	203,953
Noritz Corp.	6,765	112,665
Sankyo Tateyama, Inc. (b)	11,046	196,737
Sanwa Holdings Corp.	56,910	249,452

		1,507,529

CAPITAL MARKETS — 1.9%
Jafco Co., Ltd.	8,400	245,593
Matsui Securities Co., Ltd.	15,600	140,727
Monex Group, Inc.	863	214,290
Okasan Securities Group, Inc.	31,447	157,481
Tokai Tokyo Financial Holdings, Inc.	53,721	243,551
Toyo Securities Co., Ltd.	43,457	119,115

		1,120,757

CHEMICALS — 5.2%
ADEKA Corp.	22,213	190,621
Asahi Organic Chemicals Industry Co., Ltd. (a)	39,540	93,745
C. Uyemura & Co., Ltd.	1,976	62,549
Fujikura Kasei Co., Ltd.	19,338	81,633
Fujimi, Inc.	6,273	111,218
Ishihara Sangyo Kaisha, Ltd. (b)	103,811	81,642
Japan Pure Chemical Co., Ltd.	105	236,680
Kureha Corp.	28,000	101,359
Lintec Corp.	11,308	209,512
New Japan Chemical Co., Ltd. (a)	6,600	24,960
Nippon Soda Co., Ltd.	30,065	136,999
Nippon Valqua Industries, Ltd.	36,025	90,828
NOF Corp.	42,731	191,255
Okamoto Industries, Inc.	57,841	203,362
Sumitomo Bakelite Co., Ltd.	37,000	153,623
Taiyo Holdings Co., Ltd.	7,100	199,948
Toagosei Co., Ltd.	48,000	187,081
Tokai Carbon Co., Ltd.	37,542	155,873
Tokyo Ohka Kogyo Co., Ltd.	12,900	253,330
Toyo Ink Manufacturing Co., Ltd.	41,000	174,973
Zeon Corp.	27,000	232,013

		3,173,204

COMMERCIAL BANKS — 8.2%
Bank of the Ryukyus, Ltd. (a)	11,281	130,469
Kansai Urban Banking Corp.	96,000	128,792
Kiyo Holdings, Inc.	169,754	247,372
North Pacific Bank, Ltd. (b)	58,200	162,891
The Aichi Bank, Ltd.	4,949	276,169
The Bank of Iwate, Ltd.	5,556	242,250
The Bank of Nagoya, Ltd.	34,000	122,292
The Bank of Okinawa, Ltd.	4,700	188,620
The Daishi Bank, Ltd.	55,000	173,018
The Fukushima Bank, Ltd. (a)	238,478	212,373
The Higo Bank, Ltd.	37,000	205,401
The Hokkoku Bank, Ltd. (a)	36,000	132,400
The Hyakugo Bank, Ltd.	53,000	238,443
The Hyakujushi Bank, Ltd.	44,000	161,823
The Juroku Bank, Ltd.	57,000	192,494
The Kagoshima Bank, Ltd.	30,000	188,053
The Keiyo Bank, Ltd.	42,000	184,583
The Musashino Bank, Ltd.	10,900	354,236
The Nagano Bank, Ltd.	82,534	145,090
The Nanto Bank, Ltd.	42,000	189,927
The Shikoku Bank, Ltd.	60,000	160,296
The Shimizu Bank, Ltd.	4,700	136,654
The Taiko Bank, Ltd. (a)	58,000	143,549
The Tochigi Bank, Ltd.	30,846	106,310
The Tokyo Tomin Bank, Ltd.	8,305	75,015
The Yachiyo Bank, Ltd.	6,800	144,549
Tomato Bank, Ltd.	95,872	176,298
TOMONY Holdings, Inc.	30,205	132,746

		4,952,113

COMMERCIAL SERVICES & SUPPLIES — 2.0%
Aeon Delight Co., Ltd.	4,700	91,701
Daiseki Co., Ltd.	15,293	210,828
Duskin Co., Ltd.	13,600	245,528
Moshi Moshi Hotline, Inc.	11,344	144,186
Nissha Printing Co., Ltd. (a)(b)	10,600	124,554
Okamura Corp.	22,884	164,091

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Pilot Corp.	127	$236,477

		1,217,365

COMMUNICATIONS EQUIPMENT — 0.8%
Aiphone Co., Ltd.	6,806	113,742
Denki Kogyo Co., Ltd.	29,303	118,276
Hitachi Kokusai Electric, Inc.	14,634	106,965
Icom, Inc.	7,000	155,600

		494,583

COMPUTERS & PERIPHERALS — 0.7%
Eizo Nanao Corp.	7,100	113,153
Melco Holdings, Inc. (a)	3,900	68,560
Wacom Co., Ltd.	98	256,150

		437,863

CONSTRUCTION & ENGINEERING — 4.5%
Chugai Ro Co., Ltd. (a)	43,522	112,247
Kandenko Co., Ltd.	25,000	112,184
Kinden Corp.	27,924	181,176
Kyowa Exeo Corp.	23,976	240,412
Kyudenko Corp.	34,657	178,365
Maeda Corp.	43,158	226,609
Maeda Road Construction Co., Ltd.	19,000	289,181
Mirait Holdings Corp.	19,400	175,680
Penta-Ocean Construction Co., Ltd. (a)	93,500	250,876
Sanki Engineering Co., Ltd.	17,196	83,728
SHO-BOND Holdings Co., Ltd. (a)	8,500	317,527
Taikisha, Ltd.	9,600	181,086
Toda Corp.	42,000	127,265
Tokyu Construction Co., Ltd. (a)	45,892	131,628
Toyo Engineering Corp.	26,000	122,084

		2,730,048

CONSUMER FINANCE — 1.1%
Acom Co., Ltd. (a)(b)	7,790	222,443
Aiful Corp. (a)(b)	18,650	126,181
J Trust Co., Ltd.	6,700	113,830
Orient Corp. (b)	61,500	231,874

		694,328

CONTAINERS & PACKAGING — 1.1%
FP Corp.	3,200	213,173
Fuji Seal International, Inc.	7,670	154,172
Taisei Lamick Co., Ltd. (a)	10,000	274,446

		641,791

DISTRIBUTORS — 0.4%
Canon Marketing Japan, Inc.	10,000	142,832
Jin Co., Ltd.	2,000	71,821

		214,653

DIVERSIFIED FINANCIAL SERVICES — 1.1%
Century Tokyo Leasing Corp.	12,700	261,888
Fuyo General Lease Co., Ltd.	4,000	129,532
Japan Securities Finance Co., Ltd.	19,219	122,251
Ricoh Leasing Co., Ltd.	6,367	160,381

		674,052

ELECTRIC UTILITIES — 0.3%
The Okinawa Electric Power Co., Inc.	5,500	171,619

ELECTRICAL EQUIPMENT — 1.5%
Daihen Corp.	30,971	90,622
Endo Lighting Corp. (a)	2,200	65,645
Futaba Corp.	12,400	139,539
Hitachi Cable, Ltd. (a)(b)	42,000	68,490
Nippon Carbon Co., Ltd. (a)	33,000	67,935
Nippon Signal Co., Ltd.	15,500	109,351
Sinfonia Technology Co., Ltd.	53,826	101,470
SWCC Showa Holdings Co., Ltd. (a)	100,075	85,648
Tatsuta Electric Wire and Cable Co., Ltd.	12,000	104,088
Toyo Tanso Co., Ltd. (a)	3,800	77,437

		910,225

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.5%
Alps Electric Co., Ltd.	32,500	193,951
Amano Corp.	16,332	141,664
Daiwabo Holdings Co., Ltd.	28,635	58,287
ESPEC Corp. (a)	11,131	84,450
Hakuto Co., Ltd.	16,611	152,345
Horiba, Ltd.	9,400	270,590
Hosiden Corp.	19,395	118,885
Japan Cash Machine Co., Ltd. (a)	17,024	140,973
Koa Corp. (a)	13,591	109,086
Maruwa Co., Ltd. (a)	1,800	60,829
Nichicon Corp.	10,700	90,832
Nihon Dempa Kogyo Co., Ltd.	4,595	59,626
Nippon Ceramic Co., Ltd.	5,823	87,953
Nippon Chemi-Con Corp. (a)(b)	22,432	47,217
Oki Electric Industry Co., Ltd. (b)	135,000	163,939
Ryosan Co., Ltd.	8,096	142,884
Ryoyo Electro Corp. (a)	17,404	162,033
Star Micronics Co., Ltd. (a)	10,269	102,613
Taiyo Yuden Co., Ltd. (a)	22,800	198,823
Tokyo Electron Device, Ltd. (a)	145	238,467
Topcon Corp. (a)	12,619	107,560

		2,733,007

ENERGY EQUIPMENT & SERVICES — 0.7%
Japan Drilling Co., Ltd. (a)	4,300	127,859
Modec, Inc.	8,400	181,572
Shinko Plantech Co., Ltd.	18,186	143,443

		452,874

FOOD & STAPLES RETAILING — 1.9%
Cawachi, Ltd.	6,735	133,119
Izumiya Co., Ltd.	29,933	152,668
Kato Sangyo Co., Ltd.	7,000	124,675
Matsumotokiyoshi Holdings Co., Ltd. (a)	8,800	207,520
Ministop Co., Ltd. (a)	8,594	144,119
Valor Co., Ltd.	9,600	150,775
Yokohama Reito Co., Ltd. (a)	35,080	246,674

		1,159,550

FOOD PRODUCTS — 3.4%
Ariake Japan Co., Ltd. (a)	8,664	158,220
Ezaki Glico Co., Ltd.	15,000	154,224
Fuji Oil Co., Ltd.	12,700	183,453
Fujicco Co., Ltd.	10,657	126,333
Hokuto Corp. (a)	9,621	188,492
Marudai Food Co., Ltd.	76,417	252,764
Maruha Nichiro Holdings, Inc.	88,000	153,681
Megmilk Snow Brand Co., Ltd. (a)	13,500	211,247
Mitsui Sugar Co., Ltd.	34,497	99,344
Morinaga Milk Industry Co., Ltd.	41,000	130,874

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Nakamuraya Co., Ltd. (a)	39,952	$182,514
Nippon Suisan Kaisha, Ltd.	49,075	101,028
Riken Vitamin Co., Ltd.	4,680	107,386

		2,049,560

GAS UTILITIES — 0.3%
Shizuoka Gas Co., Ltd.	28,319	191,272

HEALTH CARE EQUIPMENT & SUPPLIES — 1.2%
Asahi Intecc Co., Ltd.	3,700	142,069
Fukuda Denshi Co., Ltd.	6,086	188,003
Nakanishi, Inc.	1,547	154,047
Nipro Corp. (a)	16,000	112,878
Paramount Bed Holdings Co., Ltd.	4,300	128,655

		725,652

HEALTH CARE PROVIDERS & SERVICES — 0.9%
Message Co., Ltd.	56	129,402
Ship Healthcare Holdings, Inc.	8,600	228,266
Toho Holdings Co., Ltd.	10,800	188,733

		546,401

HEALTH CARE TECHNOLOGY — 0.3%
Psc, Inc.	4,000	150,350

HOTELS, RESTAURANTS & LEISURE — 3.2%
Accordia Golf Co., Ltd. (a)	271	251,991
Doutor Nichires Holdings Co., Ltd.	10,775	140,319
HIS Co., Ltd.	5,500	186,630
MOS Food Services, Inc. (a)	13,314	244,984
Ohsho Food Service Corp.	7,100	167,924
PGM Holdings K. K. (a)	127	101,788
Round One Corp. (a)	16,100	91,984
Tokyo Dome Corp. (a)(b)	43,085	155,468
Umenohana Co., Ltd.	188	390,285
Zensho Co., Ltd. (a)	19,846	228,838

		1,960,211

HOUSEHOLD DURABLES — 3.0%
Arnest One Corp.	13,600	222,250
Chofu Seisakusho Co., Ltd. (a)	9,800	216,367
Clarion Co., Ltd. (a)(b)	33,000	56,867
Foster Electric Co., Ltd. (a)	6,800	109,788
France Bed Holdings Co., Ltd.	110,734	215,154
Fujitsu General, Ltd.	13,000	122,234
Funai Electric Co., Ltd.	6,900	89,377
Haseko Corp. (b)	206,000	162,008
JVC Kenwood Holdings, Inc. (a)	23,000	84,855
Misawa Homes Holdings, Inc.	13,566	198,159
Token Corp.	5,690	317,519

		1,794,578

HOUSEHOLD PRODUCTS — 0.3%
Pigeon Corp.	4,200	200,613

INDUSTRIAL CONGLOMERATES — 0.2%
Katakura Industries Co., Ltd.	11,780	104,224

INTERNET & CATALOG RETAIL — 0.4%
Senshukai Co., Ltd.	23,024	141,129
Start Today Co., Ltd. (a)	10,100	93,682

		234,811

INTERNET SOFTWARE & SERVICES — 0.9%
GMO Internet, Inc.	21,200	136,814
Internet Initiative Japan, Inc.	8,600	196,537
Zappallas, Inc.	206	199,412

		532,763

IT SERVICES — 1.7%
Digital Garage, Inc. (a)	36	69,406
Future Architect, Inc.	674	268,540
Ines Corp.	26,260	162,787
IT Holdings Corp.	13,637	164,183
NET One Systems Co., Ltd.	16,100	158,272
SCSK Corp.	7,800	121,603
Transcosmos, Inc.	8,167	87,654

		1,032,445

LEISURE EQUIPMENT & PRODUCTS — 1.2%
Fields Corp.	7,000	95,125
Heiwa Corp.	13,200	213,881
Roland Corp.	10,676	85,196
Tamron Co., Ltd. (a)	5,400	152,073
Tomy Co., Ltd. (a)	15,000	82,750
Universal Entertainment Corp.	4,600	79,003

		708,028

LIFE SCIENCES TOOLS & SERVICES — 0.3%
EPS Corp. (a)	72	184,778

MACHINERY — 7.4%
Asahi Diamond Industrial Co., Ltd.	14,742	144,752
CKD Corp. (a)	12,405	77,616
Daifuku Co., Ltd.	21,681	138,664
Fuji Machine Manufacturing Co., Ltd.	13,942	130,447
Furukawa Co., Ltd. (b)	85,280	85,808
Hitachi Zosen Corp.	170,226	238,216
Hoshizaki Electric Co., Ltd.	7,200	190,773
Iseki & Co., Ltd. (a)	27,000	69,635
Juki Corp. (a)(b)	32,450	46,537
Kitz Corp.	18,502	86,877
Komori Corp.	23,240	192,177
Kyokuto Kaihatsu Kogyo Co., Ltd.	28,140	307,224
Makino Milling Machine Co., Ltd.	23,739	145,237
Meidensha Corp. (a)	30,000	100,966
Minebea Co., Ltd. (a)	51,000	179,310
Miura Co., Ltd.	6,300	164,886
Mori Seiki Co., Ltd. (a)	20,800	180,660
Nachi-Fujikoshi Corp. (a)	51,418	206,945
Namura Shipbuilding Co., Ltd.	15,000	48,922
Nippon Sharyo, Ltd.	21,970	83,596
Nippon Thompson Co., Ltd.	15,511	68,886
Nitto Kohki Co., Ltd.	7,100	150,351
OKUMA Corp.	18,192	123,714
OSG Corp.	15,100	207,993
Ryobi, Ltd.	24,723	66,622
Shima Seiki Manufacturing, Ltd. (a)	13,100	213,169
Sintokogio, Ltd.	14,019	110,738
Tadano, Ltd. (a)	25,913	216,079
Toshiba Machine Co., Ltd.	29,009	142,252
Tsubakimoto Chain Co.	30,124	168,623
Tsugami Corp. (a)	14,000	91,158
Union Tool Co.	7,132	110,364

		4,489,197

MARINE — 0.2%
Iino Kaiun Kaisha, Ltd. (a)	25,406	92,263

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

MEDIA — 2.6%
Asatsu-DK, Inc. (a)	4,700	$111,541
Avex Group Holdings, Inc.	11,192	226,261
Daiichikosho Co., Ltd.	11,181	259,789
Kadokawa Group Holdings, Inc. (a)	3,987	105,825
Shochiku Co., Ltd. (a)	27,243	280,102
SKY Perfect JSAT Holdings, Inc.	311	129,306
Tokyo Broadcasting System Holdings, Inc.	12,300	128,598
TV Asahi Corp.	17,200	238,510
Zenrin Co., Ltd.	9,424	121,635

		1,601,567

METALS & MINING — 3.1%
Aichi Steel Corp.	25,000	116,521
Asahi Holdings, Inc. (a)	11,000	184,976
Godo Steel, Ltd.	25,440	50,312
Kyoei Steel, Ltd. (a)	5,600	106,087
Maruichi Steel Tube, Ltd.	12,800	293,113
Nippon Denko Co., Ltd. (a)	33,000	97,704
Nippon Yakin Kogyo Co., Ltd. (a)(b)	22,000	28,751
Nisshin Steel Holdings Co., Ltd. (b)	28,800	263,135
OSAKA Titanium Technologies Co. (a)	5,400	119,410
Sanyo Special Steel Co., Ltd. (a)	28,750	102,079
Sumitomo Light Metal Industries, Ltd.	113,135	109,910
Toho Titanium Co., Ltd. (a)	8,100	79,628
Toho Zinc Co., Ltd.	43,796	189,944
Tokyo Rope Manufacturing Co., Ltd. (a)	40,654	62,064
Tokyo Steel Manufacturing Co., Ltd.	14,100	68,001

		1,871,635

MULTILINE RETAIL — 0.8%
Izumi Co., Ltd.	10,500	220,772
Matsuya Co., Ltd. (a)(b)	8,208	83,252
Parco Co., Ltd.	16,925	182,433

		486,457

OFFICE ELECTRONICS — 0.1%
Riso Kagaku Corp.	4,347	81,244

OIL, GAS & CONSUMABLE FUELS — 0.2%
Itochu Enex Co., Ltd.	28,104	145,290

PAPER & FOREST PRODUCTS — 0.8%
Daio Paper Corp. (a)	21,940	161,128
Nippon Paper Group, Inc. (a)	25,500	351,836

		512,964

PERSONAL PRODUCTS — 1.5%
Dr Ci:Labo Co., Ltd. (a)	38	118,485
Fancl Corp.	9,900	103,506
Mandom Corp.	8,545	234,811
Milbon Co., Ltd.	6,400	202,292
Pola Orbis Holdings, Inc.	5,000	143,237
Unihair Co., Ltd. (b)	10,304	135,138

		937,469

PHARMACEUTICALS — 2.3%
Kaken Pharmaceutical Co., Ltd.	24,428	359,081
KYORIN Holdings, Inc.	14,400	279,123
Mochida Pharmaceutical Co., Ltd.	22,483	275,366
Nichi-iko Pharmaceutical Co., Ltd.	7,465	144,267
Torii Pharmaceutical Co., Ltd.	8,100	179,865
Towa Pharmaceutical Co., Ltd. (a)	3,200	167,652

		1,405,354

PROFESSIONAL SERVICES — 0.7%
Meitic Corp.	8,444	185,355
Nihon M&A Center, Inc.	4,200	139,409
Pasona Group, Inc.	180	104,713

		429,477

REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.3%
Daibiru Corp.	16,526	152,904
Daikyo, Inc.	42,352	114,617
Goldcrest Co., Ltd.	4,209	70,973
Heiwa Real Estate Co., Ltd.	18,900	255,964
K.K. daVinci Holdings (b)(c)	262	0
Kenedix, Inc. (b)	910	214,910
Leopalace21 Corp. (a)(b)	25,300	103,874
NTT Urban Development Corp.	284	273,276
Suruga Corp. (b)(c)(d)	10,689	0
TOC Co., Ltd.	30,000	183,889

		1,370,407

ROAD & RAIL — 1.3%
Hamakyorex Co., Ltd.	4,600	147,472
Hitachi Transport System, Ltd.	12,400	180,554
Kobe Electric Railway Co., Ltd. (b)	40,500	119,910
Sankyu, Inc.	52,830	198,574
Seino Holdings Co., Ltd.	24,000	151,553

		798,063

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.9%
Dainippon Screen Manufacturing Co., Ltd. (a)	38,000	229,850
Ferrotec Corp. (a)	7,900	28,506
Megachips Corp. (a)	8,500	163,679
Shinko Electric Industries Co., Ltd. (a)	19,500	153,808
Sumco Corp. (b)	21,400	207,899
Tokyo Seimitsu Co., Ltd.	12,800	208,288
Ulvac, Inc. (a)(b)	15,702	144,917

		1,136,947

SOFTWARE — 1.4%
Capcom Co., Ltd. (a)	10,300	156,766
DTS Corp.	11,332	138,398
Dwango Co., Ltd.	49	94,583
Fuji Soft, Inc.	9,074	171,689
NSD Co., Ltd.	12,878	112,300
Square Enix Holdings Co., Ltd. (a)	12,900	163,366

		837,102

SPECIALTY RETAIL — 4.3%
ABC-Mart, Inc. (a)	4,700	204,655
Autobacs Seven Co., Ltd.	6,588	275,817
Bic Camera, Inc. (a)	365	180,885
Chiyoda Co., Ltd.	6,913	172,935
DCM Japan Holdings Co., Ltd.	19,400	127,441
EDION Corp. (a)	13,850	61,029
Geo Holdings Corp. (a)	127	132,192
Hikari Tsushin, Inc.	4,300	165,605
K’s Holdings Corp. (a)	8,800	223,702
Kohnan Shoji Co., Ltd. (a)	12,200	148,858
Komeri Co., Ltd. (a)	6,430	162,340
Nishimatsuya Chain Co., Ltd.	11,266	88,992

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Point, Inc. (a)	4,690	$171,132
Shimachu Co., Ltd.	12,600	263,906
United Arrows, Ltd.	4,629	106,055
Xebio Co., Ltd.	6,961	141,289

		2,626,833

TEXTILES, APPAREL & LUXURY GOODS — 2.1%
Atsugi Co., Ltd. (a)	155,470	186,999
Daidoh, Ltd. (a)	18,311	122,829
Gunze, Ltd.	45,348	118,530
Onward Holdings Co., Ltd.	24,000	180,975
Sanyo Shokai, Ltd. (a)	47,516	126,394
Seiko Holdings Corp. (b)	19,649	47,040
The Japan Wool Textile Co., Ltd.	26,170	170,098
Toyobo Co., Ltd.	124,000	176,395
TSI Holdings Co., Ltd.	16,700	96,185
Unitika, Ltd. (b)	134,084	72,884

		1,298,329

TRADING COMPANIES & DISTRIBUTORS — 3.4%
Hanwa Co., Ltd.	55,032	213,853
Inaba Denki Sangyo Co., Ltd.	8,463	242,247
Inabata & Co., Ltd.	25,775	172,598
Iwatani Corp.	82,422	305,037
Kanamoto Co., Ltd.	15,000	229,168
Kuroda Electric Co., Ltd. (a)	25,800	303,459
MonotaRO Co., Ltd. (a)	4,400	141,366
Nichiden Corp.	7,400	179,726
Okaya & Co., Ltd.	9,905	105,391
Trusco Nakayama Corp.	10,100	184,210

		2,077,055

TRANSPORTATION INFRASTRUCTURE — 0.8%
Japan Airport Terminal Co., Ltd.	10,648	109,233
Mitsui-Soko Co., Ltd.	39,686	158,349
The Sumitomo Warehouse Co., Ltd.	45,563	233,967

		501,549

TOTAL COMMON STOCKS —
(Cost $77,305,900)		60,439,606

SHORT TERM INVESTMENTS — 12.6%
UNITED STATES — 12.6%
MONEY MARKET FUNDS — 12.6%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	6,956,257	6,956,257
State Street Institutional Liquid Reserves Fund 0.17% (f)(g)	664,243	664,243

TOTAL SHORT TERM INVESTMENTS —
(Cost $7,620,500)		7,620,500

TOTAL INVESTMENTS — 112.2%
(Cost $84,926,400)		68,060,106
OTHER ASSETS & LIABILITIES — (12.2)%		(7,375,274)

NET ASSETS — 100.0%		$60,684,832

(a)	A portion of the security was on loan at December 31, 2012.
(b)	Non-income producing security.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(d)	Company has filed for insolvency.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(g)	The rate shown is the annualized seven-day yield at period end.

SPDR S&P International Dividend ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 14.4%
ASX, Ltd.	17,397	$563,701
Australia & New Zealand Banking Group, Ltd.	25,063	651,811
Bendigo and Adelaide Bank, Ltd. (a)	1,185,622	10,462,754
Commonwealth Bank of Australia	10,709	691,322
David Jones, Ltd. (a)	4,372,776	10,713,961
DUET Group (a)	4,294,609	9,274,015
Metcash, Ltd. (a)	5,419,865	18,681,312
Monadelphous Group, Ltd. (a)	25,078	635,798
OZ Minerals, Ltd.	1,808,294	12,578,379
Seven West Media, Ltd. (a)	6,727,657	11,454,826
Sonic Healthcare, Ltd.	38,702	535,605
Tatts Group, Ltd.	4,716,977	14,740,461
Telstra Corp., Ltd.	7,999,852	36,294,783
UGL, Ltd. (a)	41,880	473,060
Westpac Banking Corp.	1,391,996	37,632,216

		165,384,004

BELGIUM — 0.1%
Belgacom SA (a)	17,561	514,099
Groupe Bruxelles Lambert SA	8,073	640,097

		1,154,196

BERMUDA — 2.8%
Catlin Group, Ltd.	73,606	602,421
Seadrill, Ltd.	853,992	31,196,545

		31,798,966

BRAZIL — 1.6%
Companhia Energetica de Minas Gerais ADR (a)	1,661,219	18,040,838
Vale SA Preference Shares ADR (a)	25,713	521,974

		18,562,812

CANADA — 1.1%
Bell Aliant, Inc. (a)	18,884	499,173
Pembina Pipeline Corp. (a)	20,159	576,203
PetroBakken Energy, Ltd. (Class A) (a)	1,156,081	11,901,005

		12,976,381

CHINA — 1.9%
Bank of China, Ltd.	1,396,000	623,178
Dongyue Group (a)	30,637,000	20,277,494
Soho China, Ltd. (a)	628,000	503,965

		21,404,637

CZECH REPUBLIC — 1.7%
CEZ AS (a)	513,070	18,328,886
Komercni Banka AS	3,830	806,852
Telefonica O2 Czech Republic AS (a)	30,225	513,837

		19,649,575

DENMARK — 1.5%
TDC A/S	2,386,945	16,888,424

FINLAND — 4.5%
Elisa Oyj	261,240	5,762,128
Fortum Oyj	27,467	512,407
Orion Oyj (Class B) (a)	444,550	12,999,583
Stora Enso Oyj	81,830	565,855
UPM-Kymmene Oyj	2,758,105	32,017,501

		51,857,474

FRANCE — 9.9%
CNP Assurances	713,211	10,912,153
Fonciere Des Regions	114,248	9,534,537
France Telecom SA	2,369,725	26,053,088
Neopost SA (a)	224,178	11,822,253
Peugeot SA (a)(b)	3,954,470	28,523,465
Suez Environnement Co.	2,279,067	27,370,017

		114,215,513

GERMANY — 4.1%
Deutsche Telekom AG	2,792,965	31,648,902
Freenet AG (a)	705,953	13,030,201
Hannover Rueckversicherung AG	8,650	672,390
ProSiebenSat.1 Media AG Preference Shares	28,907	811,764
RWE AG	15,695	646,427

		46,809,684

HONG KONG — 0.1%
BOC Hong Kong Holdings, Ltd.	155,500	483,502
Hang Seng Bank, Ltd. (a)	38,600	591,138
Shougang Fushan Resources Group, Ltd. (a)	1,892,000	695,691

		1,770,331

INDONESIA — 0.9%
Indo Tambangraya Megah Tbk PT	2,310,000	9,959,066

ISRAEL — 2.2%
Bezeq The Israeli Telecommunication Corp., Ltd.	21,809,183	24,959,184

ITALY — 6.9%
Atlantia SpA	2,470,018	44,515,977
Terna Rete Elettrica Nationale SpA	8,742,566	34,855,233

		79,371,210

LUXEMBOURG — 1.0%
Oriflame Cosmetics SA SDR (a)	330,974	10,511,068
SES	24,039	687,897

		11,198,965

NETHERLANDS — 4.9%
Corio NV	524,941	23,748,806
Eurocommercial Properties NV (a)	137,750	5,473,714
Koninklijke (Royal) KPN NV	3,465,339	16,977,303
Wereldhave NV	156,167	9,882,750

		56,082,573

NORWAY — 0.7%
Gjensidige Forsikring ASA	543,523	7,754,499

PHILIPPINES — 0.0% (c)
Philippine Long Distance Telephone Co.	5,275	325,011
Philippine Long Distance Telephone Co. ADR	3,334	204,407

		529,418

PORTUGAL — 2.0%
EDP — Energias de Portugal SA	7,689,795	23,216,541

SPDR S&P International Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

SINGAPORE — 1.8%
Ascendas REIT	312,000	$605,354
Keppel Land, Ltd. (a)	195,000	643,348
SembCorp Marine, Ltd. (a)	189,000	711,748
Singapore Telecommunications, Ltd.	191,846	518,291
STX OSV Holdings, Ltd. (a)	8,747,000	9,309,128
Suntec REIT (a)	6,219,000	8,527,896

		20,315,765

SOUTH AFRICA — 2.9%
African Bank Investments, Ltd.	129,401	491,103
Kumba Iron Ore, Ltd. (a)	483,637	32,427,917
Vodacom Group, Ltd. (a)	48,812	713,390

		33,632,410

SOUTH KOREA — 0.1%
KT Corp. ADR (a)(b)	37,492	627,616

SPAIN — 18.2%
ACS, Actividades de Construccion y Servicios SA	1,829,175	45,916,574
Enagas	1,493,517	31,780,519
Ferrovial SA	47,658	703,722
Iberdrola SA	3,368	18,627
Indra Sistemas SA (a)	1,913,779	25,281,730
Mapfre SA (a)	11,260,458	34,368,005
Red Electrica Corporacion SA (a)	738,831	36,332,997
Telefonica SA	2,572,561	34,561,067

		208,963,241

SWEDEN — 3.2%
Skanska AB (Class B)	32,950	537,901
Tele2 AB (Class B)	1,979,332	35,628,554
TeliaSonera AB	84,879	574,867

		36,741,322

TAIWAN — 0.8%
Chunghwa Telecom Co., Ltd. ADR (a)	16,940	547,840
United Microelectronics Corp. ADR (a)	4,189,650	8,337,403

		8,885,243

TURKEY — 3.8%
Eregli Demir ve Celik Fabrikalari TAS	525,594	721,525
Tupras-Turkiye Petrol Rafinerileri AS	1,074,429	31,004,143
Turk Telekomunikasyon AS	3,004,001	11,647,720

		43,373,388

UNITED KINGDOM — 6.4%
Admiral Group PLC	823,487	15,527,514
AstraZeneca PLC	11,763	556,319
Aviva PLC	6,889,336	41,770,859
BAE Systems PLC	117,022	640,849
British American Tobacco PLC	50	2,537
Carillion PLC	123,102	634,325
FirstGroup PLC	3,060,235	10,411,450
Home Retail Group PLC (a)	455,892	938,914
National Grid PLC	59,839	683,796
Scottish & Southern Energy PLC	26,523	611,345
Tui Travel PLC	187,130	859,308
Vodafone Group PLC	200,590	503,598

		73,140,814

TOTAL COMMON STOCKS —
(Cost $1,126,090,279)		1,141,223,252

SHORT TERM INVESTMENTS — 11.2%
UNITED STATES — 11.2%
MONEY MARKET FUNDS — 11.2%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	118,935,942	118,935,942
State Street Institutional Liquid Reserves Fund 0.17% (e)(f)	9,846,529	9,846,529

TOTAL SHORT TERM INVESTMENTS —
(Cost $128,782,471)		128,782,471

TOTAL INVESTMENTS — 110.7%
(Cost $1,254,872,750)		1,270,005,723
OTHER ASSETS & LIABILITIES — (10.7)%		(123,219,889)

NET ASSETS — 100.0%		$1,146,785,834

(a)	A portion of the security was on loan at December 31, 2012.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company
REIT = Real Estate Investment Trust
SDR = Swedish Depositary Receipt

SPDR S&P International Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2012*

PERCENT OF
INDUSTRY **	NET ASSETS

Diversified Telecommunication Services	18.2%
Electric Utilities	11.4
Insurance	9.7
Real Estate Investment Trusts	5.0
Oil, Gas & Consumable Fuels	4.7
Commercial Banks	4.6
Wireless Telecommunication Services	4.3
Construction & Engineering	4.3
Metals & Mining	4.1
Transportation Infrastructure	3.9
Multi-Utilities	3.4
Paper & Forest Products	2.9
Gas Utilities	2.8
Energy Equipment & Services	2.7
Automobiles	2.5
IT Services	2.2
Chemicals	1.8
Food & Staples Retailing	1.6
Hotels, Restaurants & Leisure	1.4
Media	1.2
Pharmaceuticals	1.1
Office Electronics	1.0
Multiline Retail	0.9
Personal Products	0.9
Road & Rail	0.9
Machinery	0.9
Semiconductors & Semiconductor Equipment	0.7
Diversified Financial Services	0.1
Real Estate Management & Development	0.1
Internet & Catalog Retail	0.1
Aerospace & Defense	0.1
Health Care Providers & Services	0.0 ***
Tobacco	0.0 ***
Short Term Investments	11.2
Other Assets & Liabilities	(10.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
***	Amount shown represents less than 0.05% of net assets.

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 7.7%
ALS, Ltd./Queensland (a)	16,857	$189,010
Ansell, Ltd.	2,315	36,845
APA Group (a)	10,900	62,580
Asciano Group	21,980	106,339
Bank of Queensland, Ltd.	5,365	40,939
Bendigo and Adelaide Bank, Ltd.	38,797	65,082
Boral, Ltd. (a)	41,950	190,324
Caltex Australia, Ltd.	4,373	87,214
Centro Retail Australia REIT	24,142	56,896
Challenger Financial Services Group, Ltd.	9,472	34,812
Cochlear, Ltd. (a)	1,771	145,437
Commonwealth Property Office Fund (a)	90,072	95,383
Computershare, Ltd.	8,174	76,291
Dexus Property Group	205,032	216,057
DUET Group (a)	17,716	38,257
Echo Entertainment Group, Ltd.	16,119	57,568
GrainCorp, Ltd.	3,702	47,466
Harvey Norman Holdings, Ltd. (a)	35,430	69,889
Iluka Resources, Ltd.	7,030	65,833
Lend Lease Group	12,249	118,013
Metcash, Ltd. (a)	44,177	152,270
Mirvac Group	80,214	123,668
OZ Minerals, Ltd.	6,840	47,579
Regis Resources, Ltd. (b)	6,249	33,152
Seek, Ltd. (a)	5,572	40,494
SP AusNet (a)	28,919	33,326
Spark Infrastructure Group	20,305	35,205
TABCORP Holdings, Ltd.	14,859	47,051
Tatts Group, Ltd.	35,142	109,818
Toll Holdings, Ltd.	17,425	82,493
Treasury Wine Estates, Ltd.	10,859	52,874
Washington H Soul Pattinson & Co., Ltd.	2,348	33,348
Whitehaven Coal, Ltd. (a)	10,194	37,042

		2,628,555

AUSTRIA — 0.8%
IMMOFINANZ AG (b)	24,428	102,286
Telekom Austria AG	13,052	98,772
Voestalpine AG	1,824	66,516

		267,574

BELGIUM — 0.8%
Ackermans & van haaren NV	1,916	157,298
Delhaize Group (a)	1,699	67,759
Telenet Group Holding NV	1,249	58,704

		283,761

BERMUDA — 0.9%
Catlin Group, Ltd.	18,104	148,170
Hiscox, Ltd.	15,277	112,840
Lancashire Holdings, Ltd.	2,769	34,906

		295,916

CANADA — 9.8%
Aimia, Inc.	7,096	105,973
Alamos Gold, Inc.	4,532	79,425
AltaGas, Ltd. (a)	1,752	59,069
Astral Media, Inc.	922	42,808
ATCO, Ltd. (Class I)	1,454	117,874
Bonavista Energy Corp. (a)	3,221	47,941
CAE, Inc. (a)	5,073	51,306
Canadian Western Bank (a)	3,078	87,916
Detour Gold Corp. (b)	2,822	70,543
Dollarama, Inc.	1,200	71,070
Dundee Real Estate Investment Trust	830	31,201
Emera, Inc.	2,588	90,295
Empire Co., Ltd.	1,538	91,057
Enerplus Corp. (a)	3,320	43,013
Ensign Energy Services, Inc.	2,122	32,756
Finning International, Inc. (a)	5,585	137,816
First Majestic Silver Corp. (b)	3,764	75,832
Gibson Energy, Inc. (a)	1,711	41,327
Gildan Activewear, Inc.	3,833	139,854
H&R REIT	1,564	37,855
IAMGOLD Corp. (a)	6,272	71,747
Industrial Alliance Insurance & Financial Services, Inc.	770	24,267
Inmet Mining Corp.	1,892	140,632
Keyera Corp. (a)	2,394	118,366
Lundin Mining Corp. (b)	13,157	67,655
Methanex Corp.	4,960	157,811
New Gold, Inc. (b)	7,748	85,674
Onex Corp.	3,473	146,042
Open Text Corp. (b)	1,026	57,323
Osisko Mining Corp. (b)	6,550	52,626
Pan American Silver Corp. (a)	2,436	45,603
Pengrowth Energy Corp. (a)	8,526	42,386
Peyto Exploration & Development Corp. (a)	6,500	150,080
Precision Drilling Corp.	9,920	81,895
Progressive Waste Solutions, Ltd. (a)	4,020	86,722
Research In Motion, Ltd. (a)(b)	7,010	83,075
Ritchie Bros Auctioneers, Inc. (a)	1,568	32,676
ShawCor, Ltd. (Class A)	1,014	39,707
Sino-Forest Corp. (a)(b)(c)	6,631	0
Tahoe Resources, Inc. (b)	1,384	25,298
Tourmaline Oil Corp. (a)(b)	2,348	73,645
TransAlta Corp.	4,260	64,689
Veresen, Inc. (a)	6,646	78,962
Vermilion Energy, Inc. (a)	2,014	105,120
West Fraser Timber Co., Ltd.	554	38,975
Westjet Airlines, Ltd.	2,338	46,351

		3,372,258

CHINA — 0.4%
ENN Energy Holdings, Ltd.	24,000	104,505
Techtronic Industries Co., Ltd.	23,500	43,538

		148,043

DENMARK — 1.1%
Chr Hansen Holding A/S	1,728	56,093
DSV A/S	5,707	146,933
FLSmidth & Co. A/S (a)	816	47,180
GN Store Nord A/S	3,285	47,483
Jyske Bank A/S (b)	1,220	33,868
Topdanmark A/S (b)	168	36,010
William Demant Holding (a)(b)	230	19,667

		387,234

FINLAND — 1.2%
Elisa Oyj	6,927	152,788
Kesko Oyj (Class B)	856	27,954

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Neste Oil Oyj (a)	775	$9,982
Orion Oyj (Class B)	3,679	107,582
Outotec Oyj	727	40,611
Pohjola Bank PLC	4,258	63,267
YIT Oyj	1,143	22,272

		424,456

FRANCE — 3.6%
Alcatel-Lucent (a)(b)	39,266	51,924
Atos Origin SA	2,869	199,942
Compagnie Generale de Geophysique-Veritas (b)	3,356	99,951
Eiffage SA	401	17,748
Euler Hermes SA	244	20,910
Eurazeo	550	26,253
Fonciere Des Regions	606	50,574
Groupe Eurotunnel SA	9,905	76,263
ICADE	391	34,497
Imerys SA	401	25,477
Ingenico SA	685	38,833
JCDecaux SA	1,147	27,197
Lagardere SCA	2,290	76,339
Peugeot SA (a)(b)	4,064	29,314
SCOR SE	7,606	204,666
SEB SA	446	32,758
Valeo SA	2,460	122,060
Wendel	852	87,357

		1,222,063

GERMANY — 2.7%
Aurubis AG	578	41,028
Axel Springer AG	697	29,667
Bilfinger Berger AG	1,846	177,665
Celesio AG	457	7,860
Deutsche Wohnen AG	2,486	45,886
MTU Aero Engines Holding AG	953	86,443
Rational AG	56	16,095
Rhoen-Klinikum AG	5,677	114,626
Salzgitter AG	802	41,686
SGL Carbon AG (a)	1,724	68,301
Software AG	1,203	50,920
Symrise AG	1,605	57,387
United Internet AG	7,062	151,855
Wirecard AG	1,777	43,576

		932,995

GREECE — 0.1%
OPAP SA	6,053	43,094

HONG KONG — 2.5%
ASM Pacific Technology, Ltd. (a)	2,800	34,066
Chinese Estates Holdings, Ltd.	19,623	33,115
Esprit Holdings, Ltd. (a)	64,226	88,995
First Pacific Co., Ltd.	50,000	54,897
Fosun International	57,000	36,403
Hopewell Holdings	32,500	139,420
Hysan Development Co., Ltd.	29,827	143,346
PCCW, Ltd.	100,000	43,866
Television Broadcasts, Ltd.	24,000	179,284
VTech Holdings, Ltd.	2,300	25,772
Wing Hang Bank, Ltd.	85	887
Yue Yuen Industrial Holdings, Ltd.	23,000	76,856

		856,907

IRELAND — 1.1%
DCC PLC	1,143	37,372
Dragon Oil PLC	8,116	72,825
James Hardie Industries SE	5,319	50,362
Paddy Power PLC	1,787	147,249
The Governor & Co. of the Bank of Ireland (b)	432,678	65,031

		372,839

ISRAEL — 0.6%
Bank Hapoalim BM (b)	17,855	76,328
Bank Leumi Le-Israel BM (b)	20,945	71,125
Bezeq The Israeli Telecommunication Corp., Ltd.	31,932	36,544
Mellanox Technologies, Ltd. (b)	512	30,862

		214,859

ITALY — 1.8%
Banca Monte dei Paschi di Siena SpA (a)(b)	123,206	36,661
Banco Popolare Societa Cooperativa (b)	70,097	116,259
Davide Campari-Milano SpA	6,622	50,637
Finmeccanica SpA (a)(b)	13,290	76,254
Mediaset SpA (a)	35,269	72,352
Mediobanca SpA	8,475	52,091
Mediolanum SpA	2,630	13,294
Prysmian SpA	3,098	61,307
UBI Banca ScPA	27,230	125,865

		604,720

JAPAN — 28.7%
Advance Residence Investment Corp.	41	83,977
Advantest Corp. (a)	4,300	67,038
Aozora Bank, Ltd. (a)	24,000	73,278
Asics Corp.	5,900	89,389
Brother Industries, Ltd. (a)	2,800	29,792
Casio Computer Co., Ltd. (a)	4,800	41,802
Credit Saison Co., Ltd.	7,500	185,971
Daicel Chemical Industries, Ltd.	24,000	157,382
Daido Steel Co., Ltd.	24,000	120,465
Dainippon Sumitomo Pharma Co., Ltd.	3,000	35,910
DeNA Co., Ltd. (a)	1,700	55,877
Dowa Holdings Co., Ltd.	24,000	154,051
Electric Power Development Co., Ltd. (a)	3,000	71,058
Fukuoka Financial Group, Inc.	43,000	171,075
Gree, Inc. (a)	1,600	24,759
Hirose Electric Co., Ltd. (a)	2,000	238,015
Hitachi Construction Machinery Co., Ltd. (a)	2,300	47,668
Hokuhoku Financial Group, Inc.	67,000	98,410
Hokuriku Electric Power Co.	4,500	53,189
Ibiden Co., Ltd. (a)	2,300	36,336
Idemitsu Kosan Co., Ltd.	1,800	155,716
IHI Corp.	20,000	51,350
Isetan Mitsukoshi Holdings, Ltd.	14,500	141,202
J Front Retailing Co., Ltd.	28,000	154,467
Japan Prime Realty Investment Corp. (a)	13	37,467
Japan Retail Fund Investment Corp. (a)	59	108,222
JSR Corp.	2,800	53,076
JTEKT Corp.	2,300	21,653

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Kajima Corp.	51,000	$167,513
Kawasaki Heavy Industries, Ltd.	25,000	67,079
Keihan Electric Railway Co., Ltd.	24,000	108,529
Keisei Electric Railway Co., Ltd.	24,000	202,070
Kewpie Corp.	2,100	28,975
Kobe Steel, Ltd. (b)	53,000	66,813
Konami Corp. (a)	3,600	80,439
Konica Minolta Holdings, Inc.	10,000	71,243
Kuraray Co., Ltd.	6,000	78,066
Kurita Water Industries, Ltd. (a)	4,300	94,091
Kyushu Electric Power Co., Inc.	8,100	92,087
Marui Group Co., Ltd.	21,900	174,005
Mazda Motor Corp. (b)	51,000	102,631
Medipal Holdings Corp.	9,500	104,927
MISUMI Group, Inc.	1,400	37,953
Mitsubishi Gas Chemical Co., Inc.	24,000	145,724
Mitsubishi Materials Corp.	30,000	101,313
Mitsubishi UFJ Lease & Finance Co., Ltd.	990	42,249
Mitsui Chemicals, Inc. (a)	20,000	51,582
Mitsui OSK Lines, Ltd.	20,000	58,752
Nabtesco Corp. (a)	1,900	41,971
Nagoya Railroad Co., Ltd.	14,000	37,241
Namco Bandai Holdings, Inc.	8,800	113,683
Nankai Electric Railway Co., Ltd.	24,000	108,252
NEC Corp. (b)	44,000	92,107
NHK Spring Co., Ltd.	4,100	33,477
Nippon Electric Glass Co., Ltd. (a)	24,000	135,176
Nippon Express Co., Ltd.	14,000	57,480
Nippon Yusen K.K. (a)	29,000	67,415
Nissin Foods Holding Co., Ltd.	1,400	53,027
NOK Corp.	2,000	30,949
Obayashi Corp.	42,000	235,101
OJI Paper Co., Ltd. (a)	16,000	54,774
Omron Corp.	3,600	85,602
Park24 Co., Ltd.	1,800	28,416
Rinnai Corp.	1,100	74,423
Rohm Co., Ltd.	1,600	51,794
Sankyo Co., Ltd.	1,800	71,301
Sanrio Co., Ltd. (a)	1,800	57,103
Santen Pharmaceutical Co., Ltd.	2,000	76,678
Sekisui Chemical Co., Ltd.	11,000	95,287
Seven Bank, Ltd.	12,700	33,342
Sharp Corp. (a)	17,000	59,573
Shikoku Electric Power Co., Inc. (a)	3,500	55,658
Shimadzu Corp.	24,000	162,933
Shimizu Corp. (a)	28,000	104,597
Shinsei Bank, Ltd. (a)	78,000	154,259
Showa Denko K.K. (a)	67,000	101,509
Showa Shell Sekiyu K.K.	16,000	90,302
Stanley Electric Co., Ltd.	7,300	103,001
Sumitomo Chemical Co., Ltd.	28,000	87,110
Sumitomo Heavy Industries, Ltd.	24,000	112,971
Sumitomo Rubber Industries, Inc. (a)	3,400	40,699
Suzuken Co., Ltd.	2,300	64,612
Sysmex Corp.	1,700	77,956
Taiheiyo Cement Corp.	21,000	57,318
Taisei Corp.	52,000	172,000
Taiyo Nippon Sanso Corp.	24,000	137,119
Takashimaya Co., Ltd.	20,000	141,791
Teijin, Ltd.	16,000	39,415
The Bank of Kyoto, Ltd. (a)	20,000	168,392
The Gunma Bank, Ltd.	28,000	136,333
The Hachijuni Bank, Ltd.	27,000	134,586
The Hiroshima Bank, Ltd.	24,000	100,202
The Japan Steel Works, Ltd.	24,000	154,884
The Joyo Bank, Ltd. (a)	43,000	203,400
The Tokyo Electric Power Co., Inc. (a)(b)	27,400	65,280
THK Co., Ltd.	6,400	113,692
Toho Co., Ltd.	2,500	43,920
Toho Gas Co., Ltd.	18,000	96,386
Tohoku Electric Power Co., Inc. (b)	8,400	78,011
Toppan Printing Co., Ltd.	24,000	147,667
Toyo Seikan Kaisha, Ltd.	2,300	30,644
Trend Micro, Inc. (a)	2,300	68,975
Tsumura & Co.	1,100	33,204
Ube Industries, Ltd.	51,000	121,506
United Urban Investment Corp.	75	86,046
UNY Co., Ltd.	4,000	29,561
Yamaha Corp. (a)	9,500	99,763
Yamaha Motor Co., Ltd. (a)	5,300	58,170
Yokogawa Electric Corp.	3,800	41,355

		9,844,035

LUXEMBOURG — 0.2%
Oriflame Cosmetics SA SDR (a)	2,202	69,931

NETHERLANDS — 1.6%
Corio NV	1,617	73,155
Delta Lloyd NV	2,365	38,461
Imtech NV	2,122	48,651
Koninklijke Boskalis Westminster NV	3,335	149,493
Nutreco NV	805	68,030
QIAGEN NV (b)	5,136	93,105
SBM Offshore NV (b)	4,775	66,196

		537,091

NEW ZEALAND — 0.8%
Auckland International Airport, Ltd.	17,302	38,112
Contact Energy, Ltd. (b)	10,024	43,003
Fletcher Building, Ltd.	23,623	163,512
Telecom Corporation of New Zealand, Ltd.	15,946	29,929

		274,556

NORWAY — 1.5%
Aker Solutions ASA	3,328	67,514
Marine Harvest (b)	58,573	53,887
Petroleum Geo-Services ASA	10,651	182,484
Schibsted ASA	1,353	57,254
TGS Nopec Geophysical Co. ASA	4,355	142,030

		503,169

PORTUGAL — 0.3%
Banco Espirito Santo SA (b)	37,918	44,742
Portugal Telecom SGPS SA (a)	12,681	62,678

		107,420

SINGAPORE — 2.5%
Ascendas REIT	19,000	36,864
CapitaCommercial Trust (a)	22,000	30,348
ComfortDelGro Corp., Ltd.	79,000	115,121
Flextronics International, Ltd. (a)(b)	18,370	114,078
Keppel Land, Ltd. (a)	24,096	79,498

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Neptune Orient Lines, Ltd. (a)(b)	33,000	$30,933
Olam International, Ltd. (a)	44,295	42,947
StarHub, Ltd.	24,000	74,466
Suntec REIT (a)	119,000	163,180
UOL Group, Ltd.	37,000	180,835

		868,270

SOUTH KOREA — 6.1%
BS Financial Group, Inc. (b)	4,410	54,374
Celltrion, Inc. (b)	2,408	58,706
Cheil Communications, Inc. (b)	1,730	34,824
Cheil Industries, Inc. (b)	1,733	152,487
CJ CheilJedang Corp. (b)	114	37,855
CJ Corp. (b)	491	54,348
Daelim Industrial Co., Ltd. (b)	837	68,019
Daewoo Engineering & Construction Co., Ltd. (b)	5,222	48,534
Daewoo International Corp. (b)	1,259	46,628
Daewoo Securities Co., Ltd.	5,739	64,328
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (b)	2,240	56,807
Dongbu Insurance Co., Ltd.	1,970	84,554
Doosan Corp.	491	59,163
Doosan Infracore Co., Ltd. (b)	2,490	39,539
GS Engineering & Construction Corp. (b)	914	48,920
Hanwha Chemical Corp. (b)	1,830	31,367
Hanwha Corp. (b)	2,788	89,064
Hyundai Department Store Co., Ltd. (b)	250	37,129
Hyundai Marine & Fire Insurance Co., Ltd.	1,190	37,015
Hyundai Merchant Marine Co., Ltd. (b)	2,226	49,070
Hyundai Mipo Dockyard Co., Ltd. (b)	277	32,860
Hyundai Wia Corp. (b)	258	41,692
Kangwon Land, Inc. (b)	2,080	56,829
KCC Corp.	149	41,336
Korea Exchange Bank (b)	3,990	28,399
Korea Kumho Petrochemical Co., Ltd. (b)	568	69,237
Korean Air Lines Co., Ltd. (b)	735	31,101
LG Uplus Corp. (b)	4,660	33,952
LS Uplus Corp. (b)	582	51,265
Mando Corp. (b)	226	27,126
NCSoft Corp. (b)	767	38,800
OCI Co., Ltd. (b)	315	48,696
ORION Corp. (b)	183	187,859
Samsung Card Co., Ltd. (b)	820	27,957
Samsung Securities Co., Ltd.	1,603	79,957
Samsung Techwin Co., Ltd. (b)	1,109	61,843
SK C&C Co., Ltd. (b)	392	37,714
SK Networks Co., Ltd. (b)	1,580	12,471
Woongjin Coway Co., Ltd. (b)	830	33,764

		2,095,589

SPAIN — 1.5%
Acerinox SA	2,863	31,510
Bankia SA (a)(b)	18,473	9,523
Bankinter SA (a)	6,183	25,596
Distribuidora Internacional de Alimentacion SA	21,098	133,793
Ebro Puleva SA	2,183	43,171
Enagas	2,126	45,239
Gestevision Telecinco SA	2,978	19,984
International Consolidated Airlines Group SA (b)	10,621	31,905
Obrascon Huarte Lain SA	917	26,537
Prosegur Cia de Seguridad SA	4,566	26,728
Tecnicas Reunidas SA	538	24,886
Viscofan SA	759	42,839
Zardoya Otis SA	2,522	35,910

		497,621

SWEDEN — 2.3%
Boliden AB	5,413	101,596
Castellum AB	6,837	97,004
Elekta AB (Class B)	7,782	121,297
Great Portland Estates PLC	5,336	42,423
Hakon Invest AB	917	16,675
Holmen AB	344	10,174
Husqvarna AB (Class B)	7,429	44,754
Lundbergforetagen AB	692	24,455
Meda AB (Class A)	4,443	45,725
Modern Times Group AB (Class B)	2,509	87,394
Ratos AB (Class B)	3,206	30,801
Securitas AB (Class B)	6,471	56,400
SSAB AB	687	5,091
SSAB AB (Series A) (a)	5,645	49,070
Trelleborg AB (Class B)	4,089	50,630

		783,489

SWITZERLAND — 4.3%
Aryzta AG (b)	2,171	111,117
Baloise Holding AG	1,539	131,984
Banque Cantonale Vaudoise	95	50,310
Barry Callebaut AG (b)	32	30,764
Basellandschaftliche Kantonalbank	14	16,977
Clariant AG (b)	6,956	93,851
Dufry Group (b)	352	45,992
Flughafen Zuerich AG	207	95,602
Galenica AG	166	96,207
GAM Holding AG (b)	4,704	63,467
Helvetia Holding AG	92	34,826
Lonza Group AG (b)	572	30,845
OC Oerlikon Corp. AG (b)	2,845	32,169
Panalpina Welttransport Holding AG	439	44,531
Pargesa Holding SA	477	32,648
PSP Swiss Property AG (b)	803	75,927
Sika AG	22	50,713
Sulzer AG	1,153	181,512
Swiss Life Holding AG (b)	472	62,600
Swiss Prime Site AG (b)	2,051	171,075

		1,453,117

UNITED KINGDOM — 14.6%
3i Group PLC	20,894	73,768
Aegis Group PLC	14,667	55,979
Afren PLC (b)	18,487	39,396
African Barrick Gold, Ltd.	1,031	7,384
Amlin PLC	12,041	74,180
Ashmore Group PLC	4,638	27,095
Ashtead Group PLC	8,546	59,220
Balfour Beatty PLC	30,804	137,047
Barratt Developments PLC (b)	16,573	55,926
Berkeley Group Holdings PLC (b)	4,418	126,178
Booker Group PLC	24,447	38,805

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Cairn Energy PLC (b)	10,213	$43,960
Capital & Counties Properties PLC	9,620	37,842
Capital Shopping Centres Group PLC	10,227	58,217
Cobham PLC	60,410	216,818
Daily Mail & General Trust PLC	1,833	16,417
Derwent London PLC	1,914	65,522
Drax Group PLC	15,252	134,993
DS Smith PLC	15,720	52,281
easyJet PLC	4,250	52,884
Halma PLC	6,422	47,957
Hargreaves Lansdown PLC	1,489	16,483
ICAP PLC	9,206	45,941
IG Group Holdings PLC	6,868	50,238
Imagination Technologies Group PLC (b)	3,449	22,168
IMI PLC	7,167	127,800
Inchcape PLC	19,679	137,837
Informa PLC	22,795	166,369
Inmarsat PLC	15,085	143,323
Invensys PLC	19,150	101,167
Investec PLC	21,121	145,466
John Wood Group PLC	7,707	91,014
Ladbrokes PLC	15,438	49,762
London Stock Exchange Group PLC	4,969	87,879
Lonmin PLC	3,670	16,954
Man Group PLC	30,951	41,632
Meggitt PLC	13,114	81,494
Melrose PLC	21,226	77,114
Mondi PLC	6,500	70,738
Ophir Energy PLC (b)	5,392	44,218
Pennon Group PLC	19,312	196,198
Persimmon PLC	5,098	66,294
Premier Oil PLC (b)	9,796	53,582
Provident Financial PLC	5,166	114,036
Rentokil Initial PLC	34,861	54,258
Resolution, Ltd.	23,339	93,896
Rightmove PLC	4,409	102,916
Rotork PLC	1,466	60,647
Segro PLC	14,848	59,518
Serco Group PLC	25,205	219,194
Shaftesbury PLC	4,297	39,254
Spectris PLC	4,195	139,721
Spirax-Sarco Engineering PLC	1,322	48,737
Stagecoach Group PLC	17,786	88,815
Tate & Lyle PLC	11,064	137,042
Taylor Wimpey PLC	54,636	58,438
Telecity Group PLC	3,405	43,532
Travis Perkins PLC	5,452	96,421
Tui Travel PLC	31,472	144,521
United Business Media PLC	4,161	48,699
Vedanta Resources PLC	1,936	36,410
Vesuvius PLC	4,719	26,541
William Hill PLC	24,211	136,995

		5,005,131

TOTAL COMMON STOCKS —
(Cost $32,710,793)		34,094,693

PREFERRED STOCK — 0.1%
GERMANY — 0.1%
Fuchs Petrolub AG Preference Shares (Cost $38,854)	607	44,967

SHORT TERM INVESTMENTS — 10.3%
UNITED STATES — 10.3%
MONEY MARKET FUNDS — 10.3%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	3,047,993	3,047,993
State Street Institutional Liquid Reserves Fund 0.17% (e)(f)	477,674	477,674

TOTAL SHORT TERM INVESTMENTS —
(Cost $3,525,667)		3,525,667

TOTAL INVESTMENTS — 109.9%
(Cost $36,275,314)		37,665,327
OTHER ASSETS & LIABILITIES — (9.9)%		(3,387,554)

NET ASSETS — 100.0%		$34,277,773

(a)	A portion of the security was on loan at December 31, 2012.
(b)	Non-income producing security.
(c)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. (See accompanying Notes to Schedules of Investments)
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
REIT = Real Estate Investment Trust
SCA = Societe en Commandite par Actions
SDR = Swedish Depositary Receipt

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2012*

PERCENT OF
INDUSTRY **	NET ASSETS

Commercial Banks	6.5%
Chemicals	5.6
Metals & Mining	4.9
Machinery	4.6
Real Estate Investment Trusts	4.4
Oil, Gas & Consumable Fuels	4.1
Construction & Engineering	3.9
Insurance	3.5
Media	3.4
Real Estate Management & Development	3.1
Electronic Equipment, Instruments & Components	2.9
Road & Rail	2.6
Food Products	2.5
Commercial Services & Supplies	2.5
Energy Equipment & Services	2.4
Hotels, Restaurants & Leisure	2.2
Multiline Retail	2.2
Diversified Financial Services	2.2
Household Durables	2.2
Diversified Telecommunication Services	1.9
Capital Markets	1.8
Food & Staples Retailing	1.8
Electric Utilities	1.7
Construction Materials	1.6
Aerospace & Defense	1.5
Industrial Conglomerates	1.4
Pharmaceuticals	1.3
Health Care Equipment & Supplies	1.3
Auto Components	1.2
Trading Companies & Distributors	1.1
IT Services	1.0
Internet Software & Services	1.0
Consumer Finance	0.9
Gas Utilities	0.9
Textiles, Apparel & Luxury Goods	0.9
Health Care Providers & Services	0.8
Leisure Equipment & Products	0.8
Independent Power Producers & Energy Traders	0.8
Software	0.7
Professional Services	0.7
Transportation Infrastructure	0.6
Marine	0.6
Semiconductors & Semiconductor Equipment	0.6
Water Utilities	0.6
Specialty Retail	0.6
Automobiles	0.6
Electrical Equipment	0.6
Paper & Forest Products	0.5
Airlines	0.5
Communications Equipment	0.4
Multi-Utilities	0.4
Distributors	0.4
Beverages	0.4
Air Freight & Logistics	0.3
Office Electronics	0.3
Biotechnology	0.3
Computers & Peripherals	0.3
Containers & Packaging	0.3
Wireless Telecommunication Services	0.2
Personal Products	0.2
Building Products	0.1
Short Term Investments	10.3
Other Assets & Liabilities	(9.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for Sino-Forest Corp., which was Level 3 and part of the Paper and Forest Products Industry, representing 0.00% of net assets. (See accompanying Notes to Schedules of Investments)

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.1%
BRAZIL — 7.6%
Aliansce Shopping Centers SA	143,175	$1,710,408
American Banknote SA	115,811	2,573,578
Arezzo Industria e Comercio SA	65,144	1,258,337
B2W Companhia Global do Varejo (a)	145,100	1,204,737
Banco ABC Brasil SA Preference Shares	82,812	571,089
Banco Panamericano SA Preference Shares	222,000	558,388
Brasil Brokers Participacoes SA	370,709	1,231,170
Brasil Insurance Participacoes e Administracao SA	100,052	977,309
Brookfield Incorporacoes SA	484,833	809,831
Centrais Eletricas de Santa Catarina SA Preference Shares	63,730	840,396
Cia Energetica do Ceara Preference Shares	52,073	1,144,462
Contax Participacoes SA Preference Shares (b)	96,037	1,158,542
Cremer SA	110,419	697,298
Cyrela Commercial Properties SA Empreendimentos e Participacoes	28,408	345,891
Direcional Engenharia SA	78,669	543,671
Eletropaulo Metropolitana SA Preference Shares	147,380	1,209,272
Equatorial Energia SA	65,288	597,238
Estacio Participacoes SA	99,861	2,034,775
Eternit SA	214,275	847,681
Even Construtora e Incorporadora SA	410,072	1,882,626
Ez Tec Empreendimentos e Participacoes SA	181,422	2,277,189
Ferbasa-Ferro Ligas DA Bahia Preference Shares	137,828	838,075
Fleury SA	93,547	1,053,118
Gafisa SA (a)	681,626	1,567,990
Gol Linhas Aereas Inteligentes SA Preference Shares (a)	136,163	857,877
Grendene SA	119,916	965,770
Helbor Empreendimentos SA	91,784	562,583
HRT Participacoes em Petroleo SA (a)	390,192	901,396
Iguatemi Empresa de Shopping Centers SA	129,160	1,718,348
International Meal Co. Holdings SA	117,825	1,455,908
Iochpe-Maxion SA	132,022	1,763,517
JHSF Participacoes SA	162,415	682,976
Kroton Educacional SA (a)	140,473	3,173,078
LLX Logistica SA (a)	529,133	620,229
Log-in Logistica Intermodal SA (a)	97,156	405,706
LPS Brasil Consultoria de I moveis SA	60,492	1,116,775
Magazine Luiza SA	99,018	587,579
Magnesita Refratarios SA	400,404	1,613,349
Mahle-Metal Leve SA	43,699	533,565
Marfrig Alimentos SA (a)	186,502	772,423
Mills Estruturas e Servicos de Engenharia SA	146,946	2,440,129
MMX Mineracao e Metalicos SA (a)	264,000	573,773
OSX Brasil SA (a)	78,005	405,740
Paranapanema SA (a)	268,645	650,784
PDG Realty SA Empreendimentos e Participacoes	1,813,004	2,930,912
QGEP Participacoes SA	109,449	701,329
Randon SA Implementos e Participacoes Preference Shares	568,345	3,522,490
Refinaria de Petroleos de Manguinhos SA (a)	750,927	95,356
Restoque Comercio e Confeccoes de Roupas SA	137,924	641,288
Rossi Residencial SA	285,332	634,071
Rossi Residencial SA, ADR (a)	165,768	354,610
Sao Martinho SA	120,422	1,646,797
Saraiva SA Livreiros Editores Preference Shares	63,100	799,729
SLC Agricola SA	113,316	1,098,570
Sonae Sierra Brasil SA	31,762	500,281
Suzano Papel e Celulose SA (a)	408,148	1,399,365
Tecnisa SA	166,151	654,055
Tegma Gestao Logistica SA	35,200	601,709
Tempo Participacoes SA (a)	451,635	796,289
Vanguarda Agro SA (a)	1,762,461	352,923
Vanguarda Agro SA, ADR (a)	886,239	173,136

		66,637,486

CHILE — 2.8%
Administradora de Fondos de Pensiones Provida SA	264,131	1,792,869
AFP Habitat SA	94,634	182,805
Almendral SA	13,148,436	2,004,670
Besalco SA	652,319	1,192,103
Companhia Sudamericana de Vapores SA (a)	10,059,537	893,131
Compania General de Electricidad SA	50,000	289,265
Cruz Blanca Salud SA	1,307,179	1,665,370
Empresas La Polar SA (a)	2,884,905	1,238,195
Inversiones Aguas Metropolitanas SA	802,606	1,617,617
Inversiones La Construccion SA	42,406	832,532
Masisa SA	12,041,162	1,258,689
Norte Grande SA	17,312,755	166,330
Parque Arauco SA	1,319,786	3,277,138
Ripley Corp. SA	1,561,499	1,487,142
Salfacorp SA	658,104	1,346,996
Sociedad Matriz SAAM SA (a)	10,832,150	1,298,591
Socovesa SA	913,436	432,871
Vina Concha y Toro SA	1,585,386	3,086,006

		24,062,320

CHINA — 7.3%
51job, Inc. ADR (a)	15,023	702,325
Anhui Expressway Co., Ltd.	3,254,000	1,843,031
Anta Sports Products, Ltd. (c)	1,189,000	1,052,341
AsiaInfo-Linkage, Inc. (a)(c)	84,333	915,013
AutoNavi Holdings, Ltd. ADR (a)(c)	24,024	272,672
BYD Co., Ltd. (a)(c)	1,132,500	3,397,127
BYD Electronic International Co., Ltd.	1,501,000	389,249
Camelot Information Systems, Inc. ADR (a)(c)	58,688	58,688
China Agri-Industries Holdings, Ltd. (c)	2,593,200	1,452,033
China Automation Group, Ltd.	1,151,000	322,245

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

China Datang Corp. Renewable Power Co., Ltd.	1,122,000	$143,311
China Green Holdings, Ltd. (a)(c)	2,520,000	503,945
China Hongxing Sports, Ltd. (a)(c)(d)	4,758,000	0
China Huiyuan Juice Group, Ltd. (a)(c)	3,348,900	1,218,434
China Liansu Group Holdings (c)	1,680,810	1,151,500
China Minzhong Food Corp., Ltd. (a)(c)	1,459,000	955,546
China Molybdenum Co., Ltd.	1,697,000	744,409
China National Accord Medicines Corp., Ltd.	185,782	619,605
China SCE Property Holdings, Ltd.	2,630,000	648,097
China Shanshui Cement Group, Ltd.	2,256,000	1,650,338
China Shipping Development Co., Ltd. (c)	2,660,000	1,523,755
China Suntien Green Energy Corp., Ltd.	2,960,000	645,400
China Vanadium Titano — Magnetite Mining Co., Ltd. (c)	2,207,000	521,080
China Wireless Technologies, Ltd.	2,308,000	667,013
Chongqing Machinery & Electric Co., Ltd.	3,360,000	546,211
Danhua Chemical Technology Co., Ltd. (a)	319,000	255,519
Dongyue Group (c)	1,547,000	1,023,902
Double Coin Holdings, Ltd.	796,700	458,899
E-Commerce China Dangdang, Inc. ADR (a)	64,230	266,554
E-House China Holdings, Ltd. (c)	106,812	437,929
First Tractor Co., Ltd. (a)(c)	1,132,500	1,108,998
Giant Interactive Group, Inc. ADR (c)	215,567	1,166,217
Great Wall Technology Co., Ltd.	1,580,000	303,734
Guangzhou Automobile Group Co., Ltd. (c)	2,156,000	1,910,980
Haitian International Holdings, Ltd. (c)	1,060,000	1,265,023
Hangzhou Steam Turbine Co.	938,450	1,261,623
Harbin Electric Co., Ltd.	2,194,000	1,885,218
Home Inns & Hotels Management, Inc. ADR (a)	51,709	1,494,390
Huangshan Tourism Development Co., Ltd.	452,800	561,472
Hunan Non-Ferrous Metal Corp., Ltd. (a)(c)	3,366,000	1,302,825
Jiangsu Future Land Co., Ltd.	1,011,100	859,435
Kingsoft Corp., Ltd.	1,455,000	1,024,959
LDK Solar Co., Ltd. ADR (a)(c)	86,920	125,165
Livzon Pharmaceutical, Inc. Class B	174,700	627,499
Lonking Holdings, Ltd. (c)	4,239,000	1,115,692
MIE Holdings Corp.	3,554,754	1,114,465
Peak Sport Products Co., Ltd. (c)	2,099,000	408,922
Ports Design, Ltd. (c)	1,296,000	1,029,998
Real Gold Mining, Ltd. (a)(c)(d)	251,500	0
Renren, Inc. ADR (a)(c)	209,148	721,561
REXLot Holdings, Ltd.	7,900,000	601,353
Semiconductor Manufacturing International Corp. (a)	39,890,000	1,981,415
Shanghai Chlor-Alkali Chemical Co., Ltd. (a)	361,300	166,559
Shanghai Dajiang Group, Class B (a)	1,361,800	384,028
Shanghai Diesel Engine Co., Ltd. Class B	402,560	271,325
Shanghai Haixin Group Co. (a)	706,700	289,747
Shanghai Highly Group Co., Ltd.	357,700	187,792
Shenguan Holdings Group, Ltd. (c)	2,576,010	1,392,555
Sinofert Holdings, Ltd.	2,808,000	681,092
Sohu.com, Inc. (a)(c)	40,293	1,907,471
Sound Global, Ltd. (c)	1,855,000	880,802
Suntech Power Holdings Co., Ltd. ADR (a)(c)	136,184	208,361
TCL Communication Technology Holdings, Ltd.	1,164,000	363,428
Tong Ren Tang Technologies Co., Ltd. (c)	1,109,000	2,449,548
Travelsky Technology, Ltd.	1,967,500	1,050,911
WuXi PharmaTech Cayman, Inc. ADR (a)	119,522	1,882,471
Xinjiang Xinxin Mining Industry Co., Ltd. (c)	4,191,000	935,437
Xinyi Glass Holdings Co., Ltd.	2,168,000	1,337,020
Youku Tudou, Inc. ADR (a)(c)	101,539	1,852,071
Zhejiang Southeast Electric Power Co. (b)	2,204,233	1,265,230

		63,762,963

CZECH REPUBLIC — 0.4%
New World Resources PLC	92,968	476,688
Philip Morris CR AS	5,536	3,111,934

		3,588,622

EGYPT — 1.2%
Arab Cotton Ginning	459,386	317,597
Citadel Capital Corp./Cairo (a)	601,448	357,220
Eastern Tobacco	56,164	874,095
Egyptian Financial Group-Hermes Holding (a)	638,959	1,105,366
Egyptian for Tourism Resorts (a)	4,636,727	764,974
Egyptian Kuwait Holding Co.	943,501	1,207,681
ElSwedy Electric Co.	194,904	701,604
Ezz Steel	789,787	1,232,268
Juhayna Food Industries	740,444	894,673
Maridive & Oil Services SAE (a)	360,763	418,485
Orascom Telecom Media & Technology Holding SAE	4,814,128	416,032
Sidi Kerir Petrochemicals Co.	181,349	377,552
Six of October Development & Investment Co. (a)	251,652	803,866
Talaat Moustafa Group (a)	1,884,898	1,312,011

		10,783,424

HONG KONG — 11.1%
361 Degrees International, Ltd. (c)	1,808,000	517,848
Ajisen China Holdings, Ltd. (c)	581,000	554,700
Anton Oilfield Services Group (c)	1,002,000	528,739
Anxin-China Holdings, Ltd.	2,960,000	725,598
Asian Citrus Holdings, Ltd.	1,297,833	616,194
AviChina Industry & Technology Co.	1,776,000	783,646
Baoxin Auto Group, Ltd. (a)	979,500	792,360
Beijing Capital Land, Ltd.	2,212,400	919,116

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Beijing Enterprises Water Group, Ltd. (c)	2,928,000	$755,530
Biostime International Holdings, Ltd.	170,000	530,780
Boshiwa International Holding, Ltd. (a)(c)(d)	1,843,000	0
CGN Mining Co., Ltd. (a)	3,140,000	348,400
Chailease Holding Co., Ltd.	768,000	1,761,383
Chaowei Power Holdings, Ltd.	617,000	319,213
China Dongxiang Group Co. (c)	4,188,000	556,538
China Everbright International, Ltd. (c)	4,051,000	2,048,797
China Forestry Holdings, Ltd. (d)	1,642,000	0
China High Precision Automation Group, Ltd. (b)(c)	1,226,000	0
China High Speed Transmission Equipment Group Co., Ltd. (a)(c)	1,868,000	727,838
China Lilang, Ltd.	1,225,000	725,437
China Lumena New Materials Corp. (c)	5,912,000	1,281,428
China Medical System Holdings, Ltd.	732,300	566,880
China Metal Recycling Holdings, Ltd. (c)	1,109,932	1,148,475
China Modern Dairy Holdings, Ltd. (a)(c)	2,600,000	714,502
China National Materials Co., Ltd. (c)	2,357,000	723,748
China Oil and Gas Group, Ltd. (a)(c)	2,680,000	442,584
China Pharmaceutical Group, Ltd. (a)(c)	1,490,000	428,688
China Power International Development, Ltd. (c)	11,448,000	3,633,418
China Precious Metal Resources Holdings Co., Ltd. (a)(c)	3,426,000	654,184
China Rare Earth Holdings, Ltd.	970,000	215,254
China Rongsheng Heavy Industries Group Holdings, Ltd. (c)	4,570,000	731,120
China Shineway Pharmaceutical Group, Ltd. (c)	669,000	1,130,702
China Travel International Investment Hong Kong, Ltd.	12,900,000	2,646,290
China Yurun Food Group, Ltd. (a)(c)	1,964,000	1,426,594
China ZhengTong Auto Services Holdings, Ltd. (a)(c)	1,319,500	917,590
Chinasoft International, Ltd. (a)	1,700,000	392,602
CIMC Enric Holdings, Ltd.	1,081,000	965,123
Citic Resources Holdings, Ltd. (a)	6,069,000	931,783
Comba Telecom Systems Holdings, Ltd. (c)	1,290,984	464,703
Cosco International Holdings, Ltd.	660,000	290,368
Dah Chong Hong Holdings, Ltd. (c)	573,000	602,508
Digital China Holdings, Ltd. (c)	1,152,000	1,964,874
Fufeng Group, Ltd.	1,428,000	630,093
Global Bio-Chem Technology Group Co., Ltd.	3,792,000	430,528
Glorious Property Holdings, Ltd. (a)(c)	4,017,000	756,668
GOME Electrical Appliances Holding, Ltd. (a)(c)	15,923,000	1,890,007
Greatview Aseptic Packaging Co., Ltd.	1,168,048	631,430
Hengdeli Holdings, Ltd.	3,444,000	1,235,261
Hidili Industry International Development, Ltd. (c)	1,792,000	471,649
Honghua Group, Ltd.	1,723,000	755,814
Hua Han Bio-Pharmaceutical Holdings, Ltd. (a)(c)	2,441,760	734,023
Huabao International Holdings, Ltd. (c)	2,341,000	1,159,801
Ju Teng International Holdings, Ltd.	1,532,000	723,420
Kaisa Group Holdings, Ltd. (a)(c)	4,880,000	1,511,060
Kingboard Chemical Holdings, Ltd. (c)	649,500	2,304,425
Kingboard Laminates Holdings, Ltd. (c)	1,846,500	848,106
Kingdee International Software Group Co., Ltd. (a)(c)	2,204,000	412,316
Kingway Brewery Holdings, Ltd.	2,310,000	864,292
KWG Property Holding, Ltd.	2,119,500	1,591,502
Lee & Man Paper Manufacturing, Ltd.	1,474,000	928,043
Li Ning Co., Ltd. (a)(c)	1,173,500	763,070
Lianhua Supermarket Holdings Co., Ltd. (c)	837,000	801,272
Lijun International Pharmaceutical Holding, Ltd. (c)	2,722,000	807,731
Maoye International Holdings, Ltd.	1,984,000	404,436
Minth Group, Ltd. (c)	1,164,000	1,338,078
Newocean Energy Holdings, Ltd.	1,402,000	823,019
NVC Lighting Holdings, Ltd. (c)	4,074,000	1,061,752
Pacific Online, Ltd.	1,654,100	582,606
PCD Stores, Ltd.	5,265,000	638,523
Poly Hong Kong Investments, Ltd. (a)	2,816,000	2,201,689
Real Nutriceutical Group, Ltd. (c)	1,080,000	392,938
Sany Heavy Equipment International Holdings Co., Ltd. (c)	862,000	450,415
Shenzhen International Holdings, Ltd.	43,092,500	4,503,367
Shenzhen Investment, Ltd. (c)	5,613,698	2,274,204
Shougang Concord International Enterprises Co., Ltd. (a)(c)	16,768,000	973,519
Shougang Fushan Resources Group, Ltd. (c)	3,936,000	1,447,273
Sichuan Expressway Co., Ltd. (c)	1,698,000	611,213
Sino Biopharmaceutical (c)	4,444,000	2,121,419
Sinopec Kantons Holdings, Ltd.	668,000	437,815
Sinotrans Shipping, Ltd.	3,818,500	926,193
Sinotrans, Ltd.	1,933,000	311,740
Sinotruk Hong Kong, Ltd. (c)	958,500	732,090
Skyworth Digital Holdings, Ltd. (c)	2,850,000	1,459,775
Springland International Holdings, Ltd. (c)	1,790,000	953,792
Sunac China Holdings, Ltd.	2,330,000	1,803,673
Sunny Optical Technology Group Co., Ltd.	619,000	404,901
TCL Multimedia Technology Holdings, Ltd.	618,000	344,447
Tech Pro Technology Development, Ltd. (a)	2,908,000	1,065,524
The United Laboratories International Holdings, Ltd. (a)	1,116,500	534,421
Tiangong International Co., Ltd.	1,646,000	394,997
Tianjin Port Development Holdings, Ltd.	7,148,000	1,014,444

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Tianneng Power International, Ltd.	1,588,000	$1,020,306
TPV Technology, Ltd.	2,268,000	611,561
United Energy Group, Ltd. (a)(c)	7,488,000	1,352,523
Vinda International Holdings, Ltd. (c)	838,000	1,146,042
VODone, Ltd.	4,058,999	387,526
Wasion Group Holdings, Ltd.	1,305,000	611,178
West China Cement, Ltd. (c)	4,560,000	906,017
Winsway Coking Coal Holding, Ltd. (c)	3,673,018	616,052
Yashili International Holdings, Ltd.	4,205,000	1,106,743
Yingde Gases (c)	2,144,500	2,180,233
Yip’s Chemical Holdings, Ltd. (c)	892,059	633,005
Yuexiu Transport Infrastructure, Ltd.	2,006,549	970,804

		97,486,299

HUNGARY — 0.2%
Egis Gyogyszergyar Nyrt	12,170	968,872
Magyar Telekom Telecommunications PLC	289,943	492,240

		1,461,112

INDIA — 8.1%
Adani Power, Ltd. (a)	200,000	225,224
Amtek Auto, Ltd.	472,010	760,695
Anant Raj Industries, Ltd.	622,061	1,020,684
Apollo Hospitals Enterprise, Ltd.	81,386	1,169,543
Arvind, Ltd.	228,150	416,616
Ashok Leyland, Ltd.	815,546	401,149
Aurobindo Pharma, Ltd.	358,494	1,239,255
Bajaj Holdings and Investment, Ltd. (b)	69,265	1,237,643
Balrampur Chini Mills, Ltd. (a)	535,429	482,267
Bharat Forge, Ltd.	474,717	2,183,404
Bhushan Steel, Ltd.	186,370	1,633,416
Biocon, Ltd.	159,810	836,531
Core Education & Technologies, Ltd.	160,024	926,731
Coromandel International, Ltd.	203,676	978,046
Cox & Kings, Ltd.	74,865	183,644
Crompton Greaves, Ltd.	257,828	545,396
Dewan Housing Finance Corp., Ltd.	181,728	600,011
Dish TV India, Ltd. (a)	446,567	619,440
Educomp Solutions, Ltd.	199,537	508,402
Era Infra Engineering, Ltd.	326,092	806,749
Federal Bank, Ltd.	191,111	1,877,276
Financial Technologies India, Ltd.	45,685	942,092
Fortis Healthcare, Ltd. (a)	304,772	639,415
Gateway Distriparks, Ltd.	298,627	763,600
Glenmark Pharmaceuticals, Ltd.	456,194	4,400,827
GMR Infrastructure, Ltd. (a)	1,258,388	444,421
Godrej Industries, Ltd.	213,896	1,210,802
Gujarat Gas Co., Ltd.	143,472	798,929
Gujarat NRE Coke, Ltd.	1,074,653	393,261
GVK Power & Infrastructure, Ltd. (a)	2,118,070	523,815
Hexaware Technologies, Ltd.	266,782	414,367
Hindustan Construction Co. (a)	944,682	311,216
Hindustan Petroleum Corp., Ltd.	96,789	513,888
Housing Development & Infrastructure, Ltd. (a)	554,552	1,128,537
IFCI, Ltd.	1,314,197	803,533
India Cements, Ltd.	801,302	1,328,678
India Infoline, Ltd.	542,896	851,155
Indiabulls Financial Services, Ltd.	559,314	2,791,466
Indiabulls Real Estate, Ltd. (a)	621,381	848,884
Indian Hotels Co., Ltd.	893,714	1,028,448
IVRCL Infrastructures & Projects, Ltd. (a)	987,384	821,769
Jain Irrigation Systems, Ltd.	320,180	438,283
Jaiprakash Power Ventures, Ltd. (a)	200,000	136,886
JSW Energy, Ltd.	635,471	788,685
Jubilant Foodworks, Ltd. (a)	40,020	941,116
Mahindra & Mahindra Financial Services	93,432	1,873,244
Manappuram Finance, Ltd.	542,812	334,861
MAX India, Ltd.	569,332	2,511,025
McLeod Russel India, Ltd.	101,141	645,815
Motherson Sumi Systems, Ltd.	441,721	1,598,306
Mphasis, Ltd.	123,995	869,934
Nagarjuna Construction Co., Ltd.	894,330	941,013
Opto Circuits India, Ltd.	273,980	536,059
Parsvnath Developers, Ltd. (a)	190,515	134,567
Pipavav Defence & Offshore Engineering Co., Ltd. (a)	210,446	350,103
Piramal Healthcare, Ltd.	87,978	838,031
PTC India, Ltd.	341,577	459,779
Punj Lloyd, Ltd.	791,316	866,562
Rajesh Exports, Ltd.	425,460	1,076,657
REI Agro, Ltd.	1,972,013	385,117
Reliance Capital, Ltd.	122,024	1,068,573
Reliance Communications, Ltd.	772,058	1,041,341
Rolta India, Ltd.	327,539	367,353
Shree Renuka Sugars, Ltd. (a)	851,840	493,629
Sintex Industries, Ltd.	629,090	748,616
Strides Arcolab, Ltd.	99,742	1,994,840
Suzlon Energy, Ltd. (a)	1,707,794	578,200
Tata Chemicals, Ltd.	181,594	1,173,285
Tata Global Beverages, Ltd.	562,166	1,641,147
Thermax, Ltd.	78,866	887,980
Unitech, Ltd. (a)	2,090,913	1,284,162
United Phosphorus, Ltd.	918,348	2,182,313
Videocon Industries, Ltd.	156,655	613,725
Voltas, Ltd.	275,911	533,290
Welspun Corp., Ltd.	476,981	926,278

		70,872,000

INDONESIA — 3.9%
AKR Corporindo Tbk PT	3,452,000	1,486,464
Alam Sutera Realty Tbk PT	32,980,500	2,053,261
Aneka Tambang Persero Tbk PT	2,840,000	377,193
Bakrie and Brothers Tbk PT (a)(d)	184,600,500	421,397
Bakrie Sumatera Plantations Tbk PT	16,679,500	160,954
Bakrie Telecom Tbk PT (a)	41,826,500	216,999
Bakrieland Development Tbk PT (a)	69,665,000	390,341
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	11,263,500	1,238,839
Bank Tabungan Negara Tbk PT	8,201,686	1,233,976
Barito Pacific Tbk PT (a)	5,490,000	239,253
Bhakti Investama Tbk PT	23,155,500	1,297,429
Bisi International PT	3,102,000	254,275
Bumi Resources Minerals Tbk PT (a)	11,424,500	296,355
Bumi Resources Tbk PT	23,066,500	1,412,113
Bumi Serpong Damai PT	9,198,000	1,059,380
BW Plantation Tbk PT (b)	5,375,000	769,650
Ciputra Development Tbk PT	14,499,000	1,203,549

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Citra Marga Nusaphala Persada Tbk PT	1,028,500	$179,287
Darma Henwa PT Tbk (a)	123,536,042	320,457
Delta Dunia Makmur Tbk PT (a)	7,482,500	118,788
Energi Mega Persada Tbk PT (a)	61,706,000	525,021
Erajaya Swasembada Tbk PT (a)	1,881,500	575,920
Gajah Tunggal Tbk PT	3,652,500	843,249
Garda Tujuh Buana Tbk PT (a)(b)	1,701,000	481,840
Garuda Indonesia Tbk PT (a)	17,584,000	1,204,196
Harum Energy Tbk PT	1,724,500	1,073,619
Indah Kiat Pulp & Paper Corp. Tbk PT (a)	4,651,500	328,199
Indika Energy Tbk PT	4,116,500	606,530
Indosiar Karya Media Tbk PT (a)	2,236,590	239,034
Intiland Development Tbk PT	10,351,500	359,819
Japfa Comfeed Indonesia Tbk PT	2,040,000	1,301,790
Kawasan Industri Jababeka Tbk PT (a)	48,034,500	996,825
Matahari Putra Prima Tbk PT	1,678,500	200,288
Medco Energi Internasional Tbk PT	3,201,500	541,473
Mitra Adiperkasa Tbk PT	1,774,500	1,224,428
MNC Sky Vision Tbk PT (a)	1,711,000	426,086
Modernland Realty Tbk PT (a)	5,485,500	347,201
Multistrada Arah Sarana Tbk PT	3,777,000	176,358
Pakuwon Jati Tbk PT	34,956,900	816,114
Pembangunan Perumahan Persero PT Tbk	8,337,000	717,998
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	5,663,500	1,351,600
Ramayana Lestari Sentosa Tbk PT	2,913,500	368,817
Sentul City Tbk PT (a)	23,977,000	470,210
Summarecon Agung Tbk PT	10,642,000	2,098,034
Surya Semesta Internusa Tbk PT	6,027,000	675,399
Timah Tbk PT	4,947,000	790,493
Trada Maritime Tbk PT (a)	8,832,500	1,053,943

		34,524,444

MALAYSIA — 4.5%
Aeon Co. M Bhd	333,300	1,538,978
Affin Holdings Bhd	343,600	386,522
Berjaya Corp. Bhd	5,203,400	1,003,926
Berjaya Sports Toto Bhd	1,536,900	2,236,496
Boustead Holdings Bhd	813,660	1,383,595
Bursa Malaysia Bhd	1,251,173	2,544,897
CapitaMalls Malaysia Trust	116,300	68,457
Carlsberg Brewery Malay Bhd	50,000	204,709
Dialog Group Bhd	3,263,720	2,561,455
DRB-Hicom Bhd	1,663,700	1,485,252
Eastern & Oriental Bhd	1,499,600	765,002
Gas Malaysia Bhd	358,600	301,374
HAP Seng Consolidated Bhd	989,100	562,797
IGB Corp. Bhd	4,247,167	3,194,403
KLCC Property Holdings Bhd	396,500	816,857
KNM Group Bhd (a)	6,226,755	926,479
KPJ Healthcare Bhd	681,200	1,278,642
Malaysia Building Society Bhd	859,600	635,283
Malaysian Bulk Carriers Bhd	860,400	374,209
Malaysian Resources Corp. Bhd	2,156,300	1,092,958
Media Prima Bhd	2,136,100	1,634,557
Multi-Purpose Holdings Bhd	1,959,300	2,236,088
Oriental Holdings Bhd	255,500	726,897
OSK Holdings Bhd	650,100	306,130
Padini Holdings Bhd	353,400	213,797
Parkson Holdings Bhd	371,900	632,400
Pavilion Real Estate Investment Trust	215,700	98,045
POS Malaysia Bhd	592,000	673,695
Sunway Real Estate Investment Trust	5,644,500	2,861,012
TAN Chong Motor Holdings Bhd	1,135,200	1,718,763
Top Glove Corp. Bhd	1,104,100	2,032,728
Tradewinds Malaysia Bhd	226,800	663,045
UOA Development Bhd	1,976,100	1,124,400
Wah Seong Corp. Bhd	1,585,300	855,378
WCT Bhd	719,325	552,784

		39,692,010

MEXICO — 2.8%
Alsea SAB de CV (a)	301,155	597,857
Axtel SAB de CV (a)	3,006,403	673,697
Banregio Grupo Financiero SAB de CV	184,282	835,839
Bolsa Mexicana de Valores SAB de CV	1,048,062	2,630,243
Compartamos SAB de CV (c)	825,300	1,167,470
Consorcio ARA SAB de CV (a)(c)	3,739,553	1,189,308
Corporacion GEO SAB de CV (a)(c)	880,606	1,025,317
Desarrolladora Homex SAB de CV (a)(c)	344,657	709,167
Empresas ICA SAB de CV (a)(c)	1,307,033	3,239,904
Fibra Uno Administracion SA de CV	560,985	1,684,769
Gruma SAB de CV (a)	365,671	1,102,983
Grupo Simec SAB de CV, Series B (a)	116,873	548,545
Inmuebles Carso SAB de CV (a)(c)	440,798	363,202
Megacable Holdings SAB de CV	84,521	209,578
Promotora y Operadora de Infraestructura SAB de CV (a)	626,330	4,157,527
TV Azteca SAB de CV (c)	5,997,356	3,916,339
Urbi Desarrollos Urbanos SA de CV (a)	755,914	470,918

		24,522,663

MOROCCO — 0.1%
Alliances Developpement Immobilier SA	1,513	97,472
Holcim Maroc SA	696	162,487
Samir (a)	5,924	234,586

		494,545

NETHERLANDS — 0.1%
AmRest Holdings SE (a)	19,582	608,675

PERU — 0.9%
Casa Grande SAA	63,216	357,873
Edegel SAA	1,165,746	1,027,592
Ferreyros SA	1,944,429	1,675,904
Grana y Montero SA	830,320	3,155,379
Luz del Sur SAA	263,790	888,773
Refineria La Pampilla SA Relapasa	1,375,516	339,500

		7,445,021

PHILIPPINES — 2.0%
Belle Corp. (a)	3,103,600	367,330
Cebu Air, Inc.	700,960	1,055,814
First Gen Corp. (a)	948,600	515,161
First Philippine Holdings Corp.	579,330	1,269,764

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

GMA Holdings, Inc.	5,077,300	$1,152,400
Manila Water Co., Inc.	1,158,600	902,897
Megaworld Corp.	71,387,000	4,815,634
Philex Petroleum Corp. (a)	743,500	542,291
Philippine National Bank (a)	405,050	897,645
Puregold Price Club, Inc.	801,007	643,732
Rizal Commercial Banking Corp.	711,170	1,039,153
Robinsons Land Corp.	2,154,800	1,088,879
Security Bank Corp.	197,930	751,953
Semirara Mining Corp.	265,200	1,507,402
SM Development Corp.	3,672,320	526,757
Union Bank of Philippines	224,200	615,339

		17,692,151

POLAND — 2.5%
Agora SA	159,532	535,055
Asseco Poland SA	165,971	2,431,996
Bank Millennium SA (a)	1,210,952	1,729,428
Boryszew SA (a)	2,358,147	472,407
Ciech SA (a)	77,765	557,816
Cyfrowy Polsat SA (a)	263,088	1,394,964
Echo Investment SA (a)	423,242	690,611
Emperia Holding SA	30,180	565,101
Eurocash SA	114,088	1,610,923
Getin Noble Bank SA (a)	1,155,162	668,112
Globe Trade Centre SA (a)	408,259	1,305,943
Grupa Lotos SA (a)	114,794	1,528,163
LPP SA	1,496	2,199,360
Lubelski Wegiel Bogdanka SA	66,086	2,904,035
Netia SA (a)	928,003	1,283,354
Orbis SA	49,439	607,025
Polimex- Mostostal SA (a)	1,311,904	262,813
TVN SA	325,919	1,044,660

		21,791,766

RUSSIA — 0.9%
Alliance Oil Co., Ltd. SDR (a)(c)	177,105	1,442,877
Cherkizovo Group OJSC, GDR (a)	5,514	65,837
DIXY Group OJSC (a)	25,512	340,731
IG Seismic Services PLC GDR (a)	13,799	262,181
Integra Group Holdings GDR (a)	639,360	268,531
Novorossiysk Commercial Sea Trade Port PJSC GDR	48,958	335,362
PIK Group GDR (a)	474,637	1,044,201
TransContainer OAO, GDR	58,774	837,530
Vsmpo-Avisma Corp.	15,804	3,310,521

		7,907,771

SINGAPORE — 0.3%
Bumitama Agri, Ltd. (a)(c)	592,000	511,306
Nam Cheong, Ltd.	2,521,000	546,922
Parkson Retail Asia, Ltd.	519,000	556,602
Yanlord Land Group, Ltd. (a)(c)	1,030,000	1,281,703

		2,896,533

SOUTH AFRICA — 8.6%
Adcock Ingram Holdings, Ltd. (c)	198,731	1,264,848
AECI, Ltd.	166,027	1,561,566
Afgri, Ltd.	2,233,704	1,403,239
Aquarius Platinum, Ltd. (a)(c)	896,945	772,732
Aveng, Ltd.	749,970	2,710,160
Brait SE (a)(c)	288,511	1,249,339
Clicks Group, Ltd. (c)	427,940	3,273,960
Coronation Fund Managers, Ltd.	974,677	4,556,090
DataTec, Ltd. (c)	832,313	4,811,767
Emira Property Fund	223,184	383,530
Famous Brands, Ltd.	70,647	591,029
Fountainhead Property Trust	923,014	917,096
Grindrod, Ltd.	1,435,934	2,682,518
Hosken Consolidated Investments, Ltd.	219,812	2,513,055
Illovo Sugar, Ltd.	277,069	964,667
Investec, Ltd.	251,877	1,745,600
JD Group, Ltd. (c)	597,822	3,170,759
JSE, Ltd. (c)	452,340	4,171,845
Lewis Group, Ltd. (c)	491,193	3,994,663
Merafe Resources, Ltd. (a)	7,129,179	579,786
Mondi, Ltd.	179,797	1,953,007
Mpact, Ltd.	309,351	725,212
Murray & Roberts Holdings, Ltd. (a)(c)	562,855	1,641,915
Northam Platinum, Ltd. (c)	793,783	3,555,202
Pick’ n Pay Holdings, Ltd. (c)	337,113	784,732
Pretoria Portland Cement Co., Ltd. (c)	761,609	3,069,990
PSG Group, Ltd.	43,522	311,370
Resilient Property Income Fund, Ltd.	206,189	1,257,635
Reunert, Ltd. (c)	506,268	4,496,169
SA Corporate Real Estate Fund	7,513,159	3,232,171
Sappi, Ltd. (a)	700,218	2,550,179
Sun International, Ltd.	146,477	1,640,106
Super Group, Ltd. (a)	452,187	895,377
Telkom SA, Ltd. (a)	238,020	471,304
Tongaat Hulett, Ltd.	128,937	2,048,549
Wilson Bayly Holmes-Ovcon, Ltd.	158,890	2,940,188

		74,891,355

TAIWAN — 27.4%
A-DATA Technology Co., Ltd. (c)	414,000	444,809
Ability Enterprise Co., Ltd.	669,000	626,633
Accton Technology Corp.	1,613,341	897,257
Adlink Technology, Inc.	523,572	611,216
Advanced Ceramic X Corp. (c)	179,642	488,712
Advanced International Multitech Co., Ltd.	416,000	595,943
Advanced Wireless Semiconductor Co. (a)(c)	448,277	322,635
Advantech Co., Ltd.	556,200	2,346,310
AGV Products Corp. (a)(c)	2,051,926	741,941
Alcor Micro Corp. (c)	417,000	486,804
Alpha Networks, Inc. (c)	1,080,348	723,605
Altek Corp. (c)	969,309	569,121
AmTRAN Technology Co., Ltd.	1,531,717	1,192,080
Anpec Electronics Corp.	524,000	325,707
Apex Biotechnology Corp. (c)	509,915	1,316,975
Arcadyan Technology Corp.	253,718	265,172
Asia Optical Co., Inc. (a)	428,540	399,188
Asia Polymer	720,588	637,732
Asrock, Inc.	184,000	633,631
Aten International Co., Ltd.	266,000	419,990
Bank of Kaohsiung (a)	1,912,680	605,308
Basso Industry Corp.	688,000	420,538
BES Engineering Corp.	3,156,356	873,897
Biostar Microtech International Corp.	983,000	370,669
Capital Securities Corp. (c)	3,008,730	1,155,251

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Career Technology Co., Ltd. (c)	479,726	$645,108
Cathay No. 1 REIT	1,361,000	808,942
Cathay Real Estate Development Co., Ltd. (c)	2,496,904	1,208,082
Chang Wah Electromaterials, Inc.	221,113	699,758
Charoen Pokphand Enterprise	1,285,798	675,244
Cheng Loong Corp.	2,259,128	956,895
Cheng Uei Precision Industry Co., Ltd. (c)	613,915	1,321,316
Chicony Electronics Co., Ltd. (c)	825,248	1,906,889
Chien Kuo Construction Co., Ltd. (c)	1,399,501	679,533
Chin-Poon Industrial Co. (c)	959,000	1,033,668
China Bills Finance Corp.	3,454,394	1,332,319
China Chemical & Pharmaceutical Co., Ltd. (c)	910,000	648,679
China Manmade Fibers Corp. (a)	2,687,904	1,045,949
China Metal Products	200,000	190,778
China Motor Corp. (c)	1,066,000	1,000,327
China Petrochemical Development Corp.	2,131,575	1,321,270
China Steel Chemical Corp. (c)	370,000	1,656,393
China Synthetic Rubber Corp.	1,150,452	1,291,530
Chipbond Technology Corp. (c)	975,000	1,917,163
Chong Hong Construction Co., Ltd.	446,622	1,302,692
Chroma ATE, Inc. (c)	574,680	1,280,409
Chung Hung Steel Corp. (a)	1,002,239	326,153
Clevo Co. (c)	1,022,265	1,260,274
CMC Magnetics Corp. (a)(c)	4,064,719	684,475
Compal Communications, Inc. (a)(c)	427,000	475,686
Coretronic Corp.	654,420	507,058
CTCI Corp. (c)	960,000	1,897,586
CyberTAN Technology, Inc. (c)	965,210	829,298
D-Link Corp.	1,660,904	1,049,540
Danen Technology Corp. (a)	411,816	198,541
Dimerco Express Taiwan Corp.	614,081	389,101
Dynapack International Technology Corp.	115,000	453,442
E Ink Holdings, Inc. (c)	956,000	729,206
Elan Microelectronics Corp. (c)	798,899	1,286,151
Elite Material Co., Ltd. (c)	671,782	665,096
Elite Semiconductor Memory Technology, Inc. (a)	682,674	514,844
ENG Electric Co., Ltd.	358,086	431,592
Entie Commercial Bank	512,000	283,867
Entire Technology Co., Ltd. (c)	223,942	319,653
Episil Technologies, Inc. (c)	1,195,000	347,319
Epistar Corp. (c)	1,251,000	2,270,316
Eternal Chemical Co., Ltd.	1,276,990	1,105,971
Eva Airways Corp. (a)	1,535,000	898,619
Evergreen Marine Corp., Ltd. (a)	1,589,000	949,384
Everlight Chemical Industrial Corp.	686,490	511,812
Everlight Electronics Co., Ltd. (c)	784,503	1,029,290
Excelsior Medical Co., Ltd. (c)	247,660	492,949
Far Eastern Department Stores, Ltd.	1,063,000	1,103,669
Far Eastern International Bank	3,631,590	1,456,938
Faraday Technology Corp. (c)	850,976	1,123,831
Farglory Land Development Co., Ltd. (c)	243,000	435,976
Feng Hsin Iron & Steel Co., Ltd.	745,270	1,326,852
Feng TAY Enterprise Co., Ltd. (c)	624,900	751,025
FLEXium Interconnect, Inc. (c)	360,361	1,265,774
Forhouse Corp.	898,576	481,176
Formosa Epitaxy, Inc. (a)(c)	765,000	537,415
Formosa Taffeta Co., Ltd.	1,522,000	1,467,544
Formosan Rubber Group, Inc.	1,094,124	785,581
Formosan Union Chemical	2,026,200	1,133,846
FSP Technology, Inc. (c)	570,184	528,184
G Tech Optoelectronics Corp.	192,000	501,835
Gemtek Technology Corp. (a)	705,234	850,001
GeoVision, Inc. (c)	181,704	747,740
Giant Manufacturing Co., Ltd. (c)	583,994	3,348,428
Gigabyte Technology Co., Ltd.	502,000	449,465
Gigastorage Corp. (c)	753,114	478,493
Gintech Energy Corp. (a)(c)	745,806	698,575
Global Unichip Corp. (c)	193,669	670,262
Gloria Material Technology Corp. (c)	645,822	527,084
Goldsun Development & Construction Co., Ltd.	2,557,041	986,221
Grand Pacific Petrochemical	2,196,000	1,157,023
Grape King, Inc.	401,000	1,100,579
Great Wall Enterprise Co. (c)	1,274,129	1,167,114
HannStar Display Corp. (a)	2,817,237	310,450
Hey Song Corp. (c)	1,267,694	1,682,896
Highwealth Construction Corp.	794,400	1,493,655
Himax Technologies, Inc. ADR	367,557	882,137
Hiwin Technologies Corp.	200,000	1,466,993
Ho Tung Chemical Corp. (a)	2,404,411	1,142,631
Hong TAI Electric Industrial	1,320,000	465,925
Huaku Development Co., Ltd.	444,260	1,083,151
Huang Hsiang Construction Co. (c)	434,484	1,105,698
I-Sheng Electric Wire & Cable Co., Ltd.	579,000	805,524
Ibase Technology, Inc.	462,127	572,904
Inventec Co., Ltd.	4,267,022	1,638,393
ITE Technology, Inc. (a)(c)	485,000	392,489
J Touch Corp. (a)(c)	254,121	215,275
Jess-Link Products Co., Ltd. (a)(c)	476,974	429,521
Jih Sun Financial Holdings Co., Ltd.	2,089,312	596,453
KEE TAI Properties Co., Ltd. (c)	1,513,076	1,047,310
Kenda Rubber Industrial Co., Ltd. (c)	761,052	984,108
Kerry TJ Logistics Co., Ltd. (c)	980,000	1,653,638
King Yuan Electronics Co., Ltd.	2,328,656	1,483,527
King’s Town Bank (a)	2,115,000	1,584,120
Kinpo Electronics	2,919,371	651,452
Kinsus Interconnect Technology Corp.	405,030	1,270,644
Kuoyang Construction Co., Ltd. (c)	1,102,000	620,466
KYE Systems Corp. (a)(c)	686,000	222,769
LCY Chemical Corp.	1,109,862	1,375,909
Lien Hwa Industrial Corp.	1,622,651	1,058,894
Lingsen Precision Industries, Ltd. (c)	1,419,694	740,672
Long Bon International Co., Ltd. (a)	1,141,000	1,143,397
Longwell Co.	615,000	599,349
Lumax International Corp., Ltd. (c)	344,358	728,110
Lung Yen Life Service Corp.	300,000	965,942
Macronix International Co., Ltd. (c)	6,071,170	1,812,633
Makalot Industrial Co., Ltd.	440,000	1,369,744
Masterlink Securities Corp.	2,025,472	643,096
Mayer Steel Pipe Corp. (a)(c)	1,590,234	679,049
Mercuries & Associates, Ltd. (a)	631,255	578,236
Merida Industry Co., Ltd. (c)	320,950	1,436,809
Micro-Star International Co., Ltd.	1,305,000	626,907
Microbio Co., Ltd. (c)	591,802	736,721

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Mirle Automation Corp. (c)	925,195	$684,999
Mitac International Corp. (c)	2,114,999	757,464
Motech Industries, Inc. (a)(c)	658,885	618,293
Nan Kang Rubber Tire Co., Ltd. (c)	1,213,204	1,481,046
Nantex Industry Co., Ltd. (c)	944,427	609,801
Neo Solar Power Corp. (a)(c)	661,064	433,667
Newmax Technology Co., Ltd.	123,232	253,772
Nien Hsing Textile Co., Ltd.	575,919	401,610
Novatek Microelectronics Corp. (c)	888,572	3,595,413
Oriental Union Chemical Corp.	1,222,500	1,465,030
Pan-International Industrial Co., Ltd. (a)	675,388	627,965
PC Home Online (c)	206,845	958,044
Phison Electronics Corp.	208,837	1,384,384
Phytohealth Corp. (a)(c)	437,511	751,810
PixArt Imaging, Inc. (c)	209,060	497,471
Portwell, Inc.	575,000	560,367
Powertech Technology, Inc. (c)	855,000	1,382,356
President Securities Corp. (a)	1,806,850	1,051,543
Prime Electronics Satellitics, Inc.	799,670	715,983
Prince Housing Development Corp. (c)	1,900,209	1,354,534
Promate Electronic Co., Ltd. (c)	863,000	717,705
Qisda Corp. (a)(c)	2,771,641	696,752
Radiant Opto-Electronics Corp. (c)	705,778	2,904,386
Radium Life Tech Co., Ltd. (c)	1,200,351	1,018,928
Realtek Semiconductor Corp. (c)	830,330	1,752,789
RichTek Technology Corp.	185,477	1,082,625
Ritek Corp. (a)(c)	5,353,596	731,905
Ruentex Development Co., Ltd. (c)	1,090,071	2,244,783
Ruentex Industries, Ltd.	961,767	2,384,628
Sampo Corp. (c)	2,833,527	963,081
Sanyang Industry Co., Ltd. (a)	2,024,945	1,234,255
ScinoPharm Taiwan, Ltd.	348,620	837,965
Senao International Co., Ltd. (c)	234,911	769,311
Sercomm Corp.	642,000	935,177
Shih Wei Navigation Co., Ltd.	713,968	547,050
Shin Zu Shing Co., Ltd.	100,000	308,206
Shinkong Insurance Co., Ltd. (c)	900,841	617,333
Shinkong Synthetic Fibers Corp.	3,123,796	1,044,528
Sigurd Microelectronics Corp. (c)	1,086,694	969,227
Silicon Integrated Systems Corp. (a)	1,172,000	460,098
Silicon Motion Technology Corp. ADR (a)	61,824	879,137
Simplo Technology Co., Ltd. (c)	464,129	2,333,511
Sinbon Electronics Co., Ltd. (c)	831,000	758,342
Sinmag Bakery Machine Corp.	176,920	761,562
Sino-American Silicon Products, Inc. (c)	607,058	724,355
Sinon Corp. (c)	2,023,662	982,597
Sinphar Pharmaceutical Co., Ltd.	513,136	572,527
Sintek Photronic Corp. (a)	1,449,000	506,469
Sinyi Realty Co. (c)	780,035	1,141,619
Soft-World International Corp.	234,848	452,082
Solar Applied Materials Technology Corp. (c)	580,090	707,159
Solartech Energy Corp. (a)(c)	484,091	324,239
St. Shine Optical Co., Ltd.	130,000	1,978,718
Standard Foods Corp.	610,646	1,671,764
Sunonwealth Electric Machine Industry Co., Ltd. (c)	694,000	425,400
Sunrex Technology Corp.	624,000	267,530
Systex Corp. (a)	677,000	768,179
TA Chen Stainless Pipe	512,000	268,880
Ta Chong Bank Co., Ltd. (a)	3,102,067	1,068,242
Ta Ya Electric Wire & Cable	2,175,650	534,941
Taichung Commercial Bank	3,172,772	1,098,053
Taiflex Scientific Co., Ltd. (c)	481,725	605,495
Tainan Enterprises Co., Ltd.	457,000	476,058
Tainan Spinning Co., Ltd. (c)	2,244,570	1,132,372
Taisun Enterprise Co., Ltd. (c)	1,615,549	887,359
Taiwan Acceptance Corp. (c)	547,000	1,239,457
Taiwan Business Bank (a)(c)	5,814,420	1,749,992
Taiwan Cogeneration Corp. (c)	1,652,469	1,075,508
Taiwan Fire & Marine Insurance Co.	857,004	630,085
Taiwan Hon Chuan Enterprise Co., Ltd.	480,027	1,051,335
Taiwan Land Development Corp. (a)	2,246,831	874,314
Taiwan Life Insurance Co., Ltd. (a)(c)	590,684	392,582
Taiwan Secom Co., Ltd.	510,726	1,139,676
Taiwan Surface Mounting Technology Co., Ltd. (c)	474,736	720,957
Taiyen Biotech Co., Ltd. (c)	1,209,000	882,634
Tatung Co., Ltd. (a)	4,103,691	1,035,850
Teco Electric & Machinery Co., Ltd.	3,127,838	2,396,584
Test-Rite International Co.	701,896	534,175
Thye Ming Industrial Co., Ltd.	825,164	865,259
Ton Yi Industrial Corp.	500,000	291,849
Tong Hsing Electronic Industries, Ltd. (c)	237,327	829,529
Tong Yang Industry Co., Ltd.	878,071	787,691
Topco Scientific Co., Ltd. (c)	478,647	789,531
Transcend Information, Inc. (c)	434,484	1,208,936
Tripod Technology Corp. (c)	826,353	1,772,850
TSRC Corp. (c)	1,101,170	2,237,303
TTY Biopharm Co., Ltd.	313,579	1,209,437
Tung Ho Steel Enterprise Corp. (c)	1,310,258	1,340,083
Tung Thih Electronic Co., Ltd.	257,283	564,376
TXC Corp.	678,120	1,116,228
U-Ming Marine Transport Corp.	774,000	1,238,069
Unimicron Technology Corp.	1,299,000	1,377,775
Unity Opto Technology Co., Ltd. (a)(c)	666,307	630,994
Unizyx Holding Corp.	1,520,694	746,234
UPC Technology Corp.	1,850,789	1,038,874
USI Corp.	1,820,318	1,457,433
Ve Wong Corp.	702,604	486,323
Via Technologies, Inc. (a)	683,031	543,339
Visual Photonics Epitaxy Co., Ltd. (c)	565,162	692,853
Wafer Works Corp. (c)	448,983	227,282
Wah Hong Industrial Corp.	252,446	374,683
Walsin Lihwa Corp. (a)	5,377,000	1,836,835
Wan Hai Lines, Ltd. (a)	1,944,320	1,121,504
Waterland Financial Holdings Co., Ltd.	4,395,299	1,510,558
Wei Chuan Food Corp. (c)	822,899	1,024,408
Weikeng Industrial Co., Ltd. (c)	876,628	633,947
Winbond Electronics Corp. (a)(c)	5,821,730	1,012,422
Wintek Corp. (a)(c)	2,118,859	1,123,676
Wistron NeWeb Corp. (c)	480,124	809,328
WUS Printed Circuit Co., Ltd. (a)	1,147,000	489,783

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Yageo Corp. (a)	2,200,000	$698,509
Yang Ming Marine Transport Corp. (a)	2,192,788	1,049,614
Yieh Phui Enterprise Co., Ltd.	2,645,487	867,283
Young Fast Optoelectronics Co., Ltd.	243,959	497,344
Young Optics, Inc.	204,242	584,473
Yuen Foong Yu Paper Manufacturing Co., Ltd. (c)	3,325,941	1,609,197
Yungtay Engineering Co., Ltd.	756,000	1,392,817
Zenitron Corp. (c)	869,348	526,896
Zinwell Corp.	655,674	561,090

		239,712,157

THAILAND — 4.2%
Bangkok Chain Hospital PCL, NVDR	1,260,700	372,976
Bangkok Expressway PCL, NVDR	1,260,700	1,432,145
Bangkok Life Assurance PCL, NVDR	482,100	981,063
BTS Group Holdings PCL	2,990,100	698,896
Bumrungrad Hospital PCL	518,600	1,254,541
Dynasty Ceramic PCL	383,600	570,572
Electricity Generating PCL, NVDR	377,600	1,863,929
Esso Thailand PCL, NVDR	1,771,600	584,935
Hana Microelectronics PCL	5,047,884	3,762,398
Hemaraj Land and Development PCL, NVDR	7,368,000	727,406
Jasmine International PCL, NVDR	2,997,000	529,055
Kiatnakin Bank PCL, NVDR	380,500	603,277
LPN Development PCL, ADR	1,151,200	673,635
MBK PCL, NVDR	110,200	392,671
Minor International PCL	6,368,911	4,080,767
Precious Shipping PCL	721,100	334,737
Pruksa Real Estate PCL	839,000	578,715
Pruksa Real Estate PCL, NVDR	1,196,700	825,445
Siam Global House PCL, NVDR	1,045,880	608,587
Sri Trang Agro-Industry PCL, NVDR	885,800	506,751
Supalai PCL, NVDR	890,200	515,088
Thai Airways International PCL, NVDR (a)	1,567,000	1,132,092
Thai Stanley Electric PCL, NVDR	99,400	705,126
Thai Tap Water Supply PCL	3,021,500	908,722
Thai Vegetable Oil PCL, NVDR	826,200	650,913
Thanachart Capital PCL	4,549,164	5,613,957
Thoresen Thai Agencies PCL	2,663,766	1,445,522
Tisco Financial Group PCL (e)	173,700	295,273
Tisco Financial Group PCL (e)	513,730	890,085
True Corp. PCL (a)	5,285,900	941,751
True Corp. PCL, NVDR (a)	8,972,128	1,598,499
Vinythai PCL, NVDR	1,032,100	607,316

		36,686,845

TURKEY — 3.2%
Akfen Holding AS (a)	88,801	462,738
Akmerkez Gayrimenkul Yatirim Ortakligi AS	65,987	824,514
Albaraka Turk Katilim Bankasi (a)	3,152,188	3,002,589
Asya Katilim Bankasi AS (a)	1,507,809	1,867,125
Aygaz AS	222,918	1,179,103
Bursa Cimento Fabrikasi AS	70,948	194,792
Dogan Sirketler Grubu Holdings AS (a)	1,824,887	940,716
Dogan Yayin Holding AS (a)	1,732,935	757,376
GSD Holding (a)	890,978	384,408
Ihlas Holding (a)(c)	1,339,314	938,053
Is Finansal Kiralama AS (a)	361,033	206,339
Ittifak Holding AS (a)	146,892	418,116
Izmir Demir Celik Sanayi AS (a)	261,681	576,235
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	3,328,794	2,350,132
Koza Anadolu Metal Madencilik Isletmeleri AS (a)	241,187	764,901
NET Holding AS (a)	511,729	518,983
Petkim Petrokimya Holding AS (c)	2,083,655	3,234,003
Sekerbank TAS (a)	1,806,499	1,821,986
Sinpas Gayrimenkul Yatirim Ortakligi AS	796,921	629,606
TAV Havalimanlari Holding AS (a)	307,828	1,573,033
Tekfen Holding AS	269,788	1,094,450
Torunlar Gayrimenkul Yatirim Ortakligi AS	367,027	662,199
Turkiye Sinai Kalkinma Bankasi AS	1,163,446	1,492,851
Ulker Biskuvi Sanayi AS	358,175	1,938,685

		27,832,933

UNITED ARAB EMIRATES — 0.0% (f)
Exillon Energy PLC (a)	143,310	396,016

TOTAL COMMON STOCKS —
(Cost $957,056,688)		875,749,111

RIGHTS — 0.0% (f)
BRAZIL — 0.0% (f)
MMX Mineracao e Metalicos SA (expiring 1/18/13) (a) (Cost $0)	1,459,440	28,822

WARRANTS — 0.0% (f)
MALAYSIA — 0.0% (f)
WCT Bhd (expiring 12/11/17) (a) (Cost $13,278)	125,101	12,068

SHORT TERM INVESTMENTS — 6.7%
UNITED STATES — 6.7%
MONEY MARKET FUNDS — 6.7%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	47,487,225	47,487,225
State Street Institutional Liquid Reserves Fund 0.17% (h)(i)	11,231,738	11,231,738

TOTAL SHORT TERM INVESTMENTS —
(Cost $58,718,963)		58,718,963

TOTAL INVESTMENTS — 106.8%
(Cost $1,015,788,929)		934,508,964
OTHER ASSETS & LIABILITIES — (6.8)%		(59,256,819)

NET ASSETS — 100.0%		$875,252,145

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

(a)	Non-income producing security.
(b)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(c)	A portion of the security was on loan at December 31, 2012.
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs. (See accompanying Notes to Schedules of Investments)
(e)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(f)	Amount shown represents less than 0.05% of net assets.
(g)	Investments of cash collateral for securities loaned.
(h)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(i)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
NVDR = Non Voting Depositary Receipt
PLC = Public Limited Company
REIT = Real Estate Investment Trust
SDR = Swedish Depositary Receipt

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2012*

PERCENT OF
INDUSTRY **	NET ASSETS

Real Estate Management & Development	8.7%
Semiconductors & Semiconductor Equipment	4.9
Food Products	4.9
Chemicals	4.7
Electronic Equipment, Instruments & Components	4.6
Metals & Mining	4.3
Construction & Engineering	4.2
Commercial Banks	4.0
Pharmaceuticals	2.9
Oil, Gas & Consumable Fuels	2.8
Machinery	2.6
Hotels, Restaurants & Leisure	2.6
Household Durables	2.5
Computers & Peripherals	2.5
Diversified Financial Services	2.4
Electrical Equipment	2.3
Textiles, Apparel & Luxury Goods	2.2
Capital Markets	2.0
Industrial Conglomerates	2.0
Auto Components	2.0
Transportation Infrastructure	1.7
Specialty Retail	1.7
Media	1.6
Marine	1.4
Independent Power Producers & Energy Traders	1.4
Communications Equipment	1.4
Multiline Retail	1.3
Automobiles	1.3
Construction Materials	1.3
Food & Staples Retailing	1.1
Paper & Forest Products	1.0
Health Care Providers & Services	0.9
Real Estate Investment Trusts	0.9
Leisure Equipment & Products	0.9
Software	0.8
Diversified Consumer Services	0.8
Diversified Telecommunication Services	0.8
Commercial Services & Supplies	0.7
Health Care Equipment & Supplies	0.7
Internet Software & Services	0.7
Beverages	0.7
Electric Utilities	0.6
Water Utilities	0.6
Trading Companies & Distributors	0.6
Airlines	0.5
Energy Equipment & Services	0.5
IT Services	0.4
Consumer Finance	0.4
Tobacco	0.4
Insurance	0.4
Wireless Telecommunication Services	0.4
Containers & Packaging	0.4
Air Freight & Logistics	0.3
Gas Utilities	0.3
Building Products	0.3
Road & Rail	0.3
Biotechnology	0.2
Personal Products	0.2
Household Products	0.2
Office Electronics	0.2
Thrifts & Mortgage Finance	0.2
Distributors	0.2
Internet & Catalog Retail	0.1
Aerospace & Defense	0.1
Professional Services	0.1
Short Term Investments	6.7
Other Assets & Liabilities	(6.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for Bajaj Holdings and Investment, Ltd., which was Level 2 and part of the Diversified Financial Services Industry, representing 0.14% of net assets, BW Plantation Tbk PT, which was Level 2 and part of the Food Products Industry, representing 0.09% of net assets, Contax Participacoes SA Preference Shares, which was Level 2 and part of the Commercial Services & Supplies Industry, representing 0.13% of net assets, Zhejiang Southeast Electric Power Co., which was Level 2 and part of the Independent Power Producers & Energy Traders Industry, representing 0.14% of net assets, Garda Tujuh Buana Tbk PT, which was Level 2 and part of the Oil, Gas & Consumable Fuels Industry, representing 0.06% of net assets, China High Precision Automation Group, Ltd., which was Level 2 and part of the Electronic Equipment, Instruments & Components Industry, representing 0.00% of net assets, China Hongxing Sports, Ltd., which was Level 3 and part of the Textiles, Apparel & Luxury Goods Industry, representing 0.00% of net assets, Real Gold Mining, Ltd., which was Level 3 and part of the Metals & Mining Industry, representing 0.00% of net assets, China Forestry Holdings, Ltd., which was Level 3 and part of the Paper & Forest Products Industry, representing 0.00% of net assets and Bakrie and Brothers Tbk PT, which was Level 3 and part of the Industrial Conglomerates Industry, representing 0.05% of net assets and Boshiwa International Holding, Ltd., which was Level 3 and part of the Specialty Retail Industry, representing 0.00% of net assets. (See accompanying Notes to Schedules of Investments)

SPDR Dow Jones Global Real Estate ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 7.9%
Abacus Property Group	234,733	$526,391
Astro Japan Property Group	1,368,167	164,964
Bunnings Warehouse Property Trust (a)	358,359	803,624
CFS Retail Property Trust	2,064,921	4,105,377
Charter Hall Retail REIT	238,579	931,324
Commonwealth Property Office Fund (a)	2,063,958	2,185,656
Dexus Property Group	4,255,447	4,484,273
Goodman Group	1,330,078	5,979,238
GPT Group	1,432,835	5,474,252
Investa Office Fund	539,992	1,665,040
Westfield Group	1,820,064	19,954,066
Westfield Retail Trust	2,470,703	7,746,550

		54,020,755

AUSTRIA — 0.8%
Atrium European Real Estate, Ltd.	154,113	904,163
CA Immobilien Anlagen AG (a)(b)	64,127	885,187
IMMOFINANZ AG (a)(b)	933,294	3,907,925

		5,697,275

BELGIUM — 0.4%
Befimmo Sicafi S.C.A. (a)	14,266	918,409
Cofinimmo	13,473	1,591,548

		2,509,957

CANADA — 5.4%
Artis REIT	47,525	746,501
Boardwalk REIT	22,502	1,458,325
Brookfield Asset Management, Inc. (Class A)	494,165	18,085,139
Brookfield Office Properties, Inc. (a)(c)	53,357	908,843
Brookfield Office Properties, Inc. (a)(c)	168,951	2,873,856
Calloway REIT	47,098	1,369,375
Canadian Apartment Properties REIT	43,333	1,083,651
Canadian REIT	29,306	1,276,196
Chartwell Seniors Housing REIT	73,769	805,332
First Capital Realty, Inc.	74,640	1,410,791
H&R REIT	82,879	2,006,010
Primaris Retail REIT	42,128	1,138,137
RioCan REIT	127,869	3,539,289

		36,701,445

CHINA — 1.6%
Hongkong Land Holdings, Ltd.	1,031,000	7,206,690
Kerry Properties, Ltd.	670,135	3,479,997

		10,686,687

FRANCE — 4.4%
Fonciere Des Regions	32,576	2,718,622
Gecina SA	23,113	2,587,089
Klepierre	85,951	3,401,801
Mercialys SA	48,528	1,097,245
SILIC	7,531	829,557
Unibail-Rodamco SE	80,297	19,261,879

		29,896,193

GERMANY — 0.0% (d)
IVG Immobilien AG (b)	131,399	331,748

HONG KONG — 4.1%
Champion REIT (a)	2,643,462	1,265,312
Hang Lung Group, Ltd. (a)	647,996	3,682,722
Hang Lung Properties, Ltd.	1,691,018	6,719,696
Hysan Development Co., Ltd.	539,731	2,593,906
Prosperity REIT	992,000	300,767
The Link REIT	2,009,938	10,035,622
Wheelock & Co., Ltd.	725,016	3,648,068

		28,246,093

ITALY — 0.1%
Beni Stabili SpA	724,422	426,060

JAPAN — 8.4%
Aeon Mall Co., Ltd.	69,900	1,710,616
Daibiru Corp.	51,300	474,643
Daiwa Office Investment Corp.	187	645,573
Frontier Real Estate Investment Corp. (a)	184	1,606,662
Fukuoka REIT Corp.	97	738,171
Global One Real Estate Investment Co., Ltd.	88	523,125
Hankyu REIT, Inc.	72	343,908
Heiwa Real Estate Co., Ltd.	31,400	425,252
Hulic Co., Ltd. (a)	268,700	1,811,740
Japan Excellent, Inc. (a)	153	858,208
Japan Prime Realty Investment Corp. (a)	724	2,086,634
Japan Real Estate Investment Corp.	521	5,121,726
Japan Retail Fund Investment Corp. (a)	1,827	3,351,208
Kenedix Realty Investment Corp.	255	887,700
Mitsui Fudosan Co., Ltd.	777,000	18,781,357
Mori Hills REIT Investment Corp. (a)	161	862,118
Mori Trust Sogo REIT, Inc. (a)	160	1,345,284
Nippon Building Fund, Inc. (a)	537	5,546,071
Nomura Real Estate Office Fund, Inc.	257	1,477,234
NTT Urban Development Corp.	956	919,900
Orix JREIT, Inc. (a)	253	1,245,030
Premier Investment Corp.	174	640,941
Tokyu Land Corp.	388,000	2,809,090
Tokyu REIT, Inc. (a)	141	767,253
Top REIT, Inc.	137	588,625
United Urban Investment Corp.	1,848	2,120,183

		57,688,252

NETHERLANDS — 1.0%
Corio NV (a)	84,586	3,826,747
Eurocommercial Properties NV	31,258	1,242,086
VastNed Retail NV	16,740	722,793
Wereldhave NV	19,068	1,206,685

		6,998,311

NEW ZEALAND — 0.3%
Argosy Property, Ltd.	489,077	367,175
Goodman Property Trust	788,896	657,348
Kiwi Income Property Trust	855,291	811,457
Precinct Properties	702,794	574,007

		2,409,987

SPDR Dow Jones Global Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

SINGAPORE — 4.2%
Ascendas REIT	1,613,969	$3,131,483
Cambridge Industrial Trust	1,017,056	562,024
CapitaCommercial Trust (a)	1,775,682	2,449,467
CapitaLand, Ltd.	2,244,500	6,798,731
CapitaMall Trust	2,250,860	3,924,955
Frasers Commercial Trust	418,412	452,152
Global Logistic Properties, Ltd.	2,260,000	5,143,512
Guocoland, Ltd. (a)	297,999	585,508
Mapletree Logistics Trust	1,281,205	1,200,966
Singapore Land, Ltd.	77,000	468,997
Starhill Global REIT	1,216,524	781,802
Suntec REIT (a)	1,856,274	2,545,443
United Industrial Corp., Ltd.	304,000	709,292

		28,754,332

SOUTH AFRICA — 0.5%
Capital Property Fund	1,413,187	1,782,224
Fountainhead Property Trust	1,022,490	1,015,934
SA Corporate Real Estate Fund	1,244,468	535,372
Sycom Property Fund	109,809	356,564

		3,690,094

SPAIN — 0.0% (d)
Martinsa-Fadesa SA (b)(e)(f)	178	0

SWEDEN — 0.9%
Castellum AB	151,266	2,146,178
Fabege AB	123,631	1,249,527
Great Portland Estates PLC	302,280	2,403,224
Kungsleden AB	120,041	653,214

		6,452,143

SWITZERLAND — 1.1%
PSP Swiss Property AG (b)	33,882	3,203,678
Swiss Prime Site AG (b)	52,591	4,386,653

		7,590,331

UNITED KINGDOM — 5.2%
Big Yellow Group PLC	101,958	575,922
British Land Co. PLC	781,780	7,141,806
Capital & Counties Properties PLC	543,086	2,136,344
Capital Shopping Centres Group PLC	532,595	3,031,799
Derwent London PLC	75,317	2,578,330
Grainger PLC	366,158	705,896
Hammerson PLC	626,823	4,975,295
Land Securities Group PLC	686,055	9,072,014
Segro PLC	652,529	2,615,653
Shaftesbury PLC	221,144	2,020,220
Workspace Group PLC	92,706	455,095

		35,308,374

UNITED STATES — 53.3%
Acadia Realty Trust (a)	44,294	1,110,894
Alexandria Real Estate Equities, Inc.	56,010	3,882,613
American Campus Communities, Inc.	91,987	4,243,360
Apartment Investment & Management Co. (Class A)	127,992	3,463,464
Ashford Hospitality Trust, Inc. (a)	54,542	573,236
AvalonBay Communities, Inc.	100,542	13,632,490
BioMed Realty Trust, Inc.	135,659	2,622,289
Boston Properties, Inc.	132,630	14,033,580
Brandywine Realty Trust	126,179	1,538,122
BRE Properties, Inc.	67,619	3,437,074
Camden Property Trust	74,006	5,047,949
CBL & Associates Properties, Inc.	141,629	3,003,951
Cedar Realty Trust, Inc. (a)	49,008	258,762
Colonial Properties Trust	72,868	1,557,189
CommonWealth REIT	73,663	1,166,822
Corporate Office Properties Trust (a)	71,038	1,774,529
Cousins Properties, Inc.	79,710	665,579
CubeSmart	104,582	1,523,760
DCT Industrial Trust, Inc. (a)	236,725	1,536,345
DDR Corp. (a)	212,455	3,327,045
DiamondRock Hospitality Co.	171,579	1,544,211
Digital Realty Trust, Inc. (a)	108,498	7,365,929
Douglas Emmett, Inc.	115,064	2,680,991
Duke Realty Corp.	241,810	3,353,905
DuPont Fabros Technology, Inc. (a)	55,621	1,343,803
EastGroup Properties, Inc.	26,057	1,402,127
Education Realty Trust, Inc.	100,083	1,064,883
Equity Lifestyle Properties, Inc.	34,206	2,301,722
Equity One, Inc.	54,308	1,141,011
Equity Residential	282,892	16,031,490
Essex Property Trust, Inc.	32,099	4,707,318
Extra Space Storage, Inc.	90,090	3,278,375
Federal Realty Investment Trust	56,836	5,912,081
FelCor Lodging Trust, Inc. (b)	97,205	453,947
First Industrial Realty Trust, Inc. (b)	78,725	1,108,448
First Potomac Realty Trust (a)	44,935	555,397
Forest City Enterprises, Inc. (Class A) (b)	120,722	1,949,660
Franklin Street Properties Corp. (a)	63,499	781,673
General Growth Properties, Inc.	396,348	7,867,508
Glimcher Realty Trust	124,838	1,384,454
HCP, Inc.	397,512	17,959,592
Health Care REIT, Inc.	228,356	13,995,939
Healthcare Realty Trust, Inc.	76,732	1,842,335
Hersha Hospitality Trust	151,887	759,435
Highwoods Properties, Inc. (a)	68,760	2,300,022
Home Properties, Inc.	44,975	2,757,417
Hospitality Properties Trust	108,686	2,545,426
Host Hotels & Resorts, Inc.	637,296	9,986,428
Inland Real Estate Corp.	68,332	572,622
Kilroy Realty Corp. (a)	65,541	3,104,677
Kimco Realty Corp. (a)	358,415	6,924,578
Kite Realty Group Trust	63,376	354,272
LaSalle Hotel Properties	82,846	2,103,460
Liberty Property Trust	103,941	3,717,970
LTC Properties, Inc. (a)	26,830	944,148
Mack-Cali Realty Corp.	73,012	1,906,343
Mid-America Apartment Communities, Inc.	37,065	2,399,959
Parkway Properties, Inc. (a)	29,976	419,364
Pebblebrook Hotel Trust (a)	53,277	1,230,699
Pennsylvania Real Estate Investment Trust	46,277	816,326
Piedmont Office Realty Trust, Inc. (Class A)	147,580	2,663,819
Post Properties, Inc.	47,830	2,389,109
ProLogis	405,321	14,790,163
PS Business Parks, Inc.	15,779	1,025,319
Public Storage	126,799	18,380,783
Ramco-Gershenson Properties Trust	42,215	561,882
Regency Centers Corp.	79,498	3,745,946

SPDR Dow Jones Global Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Rouse Properties, Inc.	20,573	$348,095
Saul Centers, Inc.	11,246	481,216
Senior Housing Properties Trust	155,259	3,670,323
Simon Property Group, Inc.	271,970	42,995,737
SL Green Realty Corp.	79,438	6,088,923
Sovran Self Storage, Inc.	26,573	1,650,183
Sun Communities, Inc. (a)	24,072	960,232
Sunstone Hotel Investors, Inc. (b)	120,262	1,288,006
Tanger Factory Outlet Centers, Inc.	82,603	2,825,023
Taubman Centers, Inc.	54,285	4,273,315
The Macerich Co.	120,155	7,005,037
UDR, Inc.	219,919	5,229,674
Universal Health Realty Income Trust (a)	11,164	565,010
Ventas, Inc.	259,917	16,821,828
Vornado Realty Trust	148,995	11,931,520
Washington Real Estate Investment Trust (a)	58,335	1,525,460
Weingarten Realty Investors (a)	98,195	2,628,680

		365,114,281

TOTAL COMMON STOCKS —
(Cost $581,761,657)		682,522,318

SHORT TERM INVESTMENTS — 5.6%
UNITED STATES — 5.6%
MONEY MARKET FUNDS — 5.6%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	26,671,114	26,671,114
State Street Institutional Liquid Reserves Fund 0.17% (h)(i)	11,813,883	11,813,883

TOTAL SHORT TERM INVESTMENTS —
(Cost $38,484,997)		38,484,997

TOTAL INVESTMENTS — 105.2%
(Cost $620,246,654)		721,007,315
OTHER ASSETS & LIABILITIES — (5.2)%		(35,949,036)

NET ASSETS — 100.0%		$685,058,279

(a)	A portion of the security was on loan at December 31, 2012.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Company has filed for insolvency.
(f)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(g)	Investments of cash collateral for securities loaned.
(h)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(i)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Dow Jones Global Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2012*

PERCENT OF
INDUSTRY**	NET ASSETS

Retail REITs	28.5%
Real Estate Management & Development	16.3
Specialized REITs	15.0
Office REITs	13.7
Diversified REITs	10.5
Residential REITs	10.1
Industrial REITs	5.2
Diversified Capital Markets	0.3
Short Term Investments	5.6
Other Assets & Liabilities	(5.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for Martinsa-Fadesa SA, which was Level 2 and part of the Real Estate Management & Development Industry, representing 0.00% of net assets. (See accompanying Notes to Schedules of Investments)

SPDR S&P International Consumer Discretionary Sector ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AUSTRALIA — 2.0%
Aristocrat Leisure, Ltd.	5,163	$16,885
Crown, Ltd.	4,648	51,488
Fairfax Media, Ltd. (a)	21,891	11,591
Tatts Group, Ltd.	13,003	40,634

		120,598

BELGIUM — 0.3%
S.A. D’Ieteren NV	457	18,340

CANADA — 5.1%
Canadian Tire Corp., Ltd. (Class A)	627	43,689
Gildan Activewear, Inc.	762	27,803
Lululemon Athletica, Inc. (b)	510	38,676
Magna International, Inc. (Class A)	1,129	56,331
Shaw Communications, Inc. (Class B) (a)	2,078	47,667
Thomson Reuters Corp. (a)	2,079	60,092
Tim Hortons, Inc.	697	34,182

		308,440

FINLAND — 0.6%
Nokian Renkaat Oyj	558	22,143
Sanoma Oyj (a)	1,417	13,890

		36,033

FRANCE — 9.9%
Accor SA	819	28,824
Christian Dior SA	188	31,788
Compagnie Generale des Etablissements Michelin	808	76,263
Havas SA	3,415	18,770
Hermes International	97	28,940
Lagardere SCA	647	21,568
LVMH Moet Hennessy Louis Vuitton SA	909	166,342
Peugeot SA (a)(b)	1,355	9,774
PPR	352	65,365
Publicis Groupe SA	518	30,903
Renault SA	786	42,160
Sodexo	586	49,229
Valeo SA	470	23,320

		593,246

GERMANY — 10.6%
Adidas AG	921	81,755
Bayerische Motoren Werke AG	1,307	125,669
Continental AG	268	30,948
Daimler AG	3,306	180,099
Porsche Automobil Holding SE Preference Shares	385	31,318
ProSiebenSat.1 Media AG Preference Shares	577	16,203
TUI AG (b)	1,361	14,084
Volkswagen AG	184	39,481
Volkswagen AG Preference Shares	514	116,659

		636,216

HONG KONG — 4.0%
Esprit Holdings, Ltd. (a)	6,164	8,541
Galaxy Entertainment Group, Ltd. (b)	6,000	23,494
Giordano International, Ltd. (a)	40,000	38,448
Li & Fung, Ltd. (a)	30,000	52,949
Sands China, Ltd.	12,000	52,562
Shangri-La Asia, Ltd.	8,500	16,932
SJM Holdings, Ltd.	12,000	27,868
Skyworth Digital Holdings, Ltd.	2,024	1,037
Wynn Macau, Ltd. (a)(b)	7,600	20,542

		242,373

ITALY — 1.2%
Fiat SpA (a)(b)	3,613	18,053
Lottomatica SpA	1,195	27,099
Mediaset SpA (a)	4,087	8,384
Pirelli & C. SpA	1,746	19,923

		73,459

JAPAN — 32.3%
Aisin Seiki Co., Ltd.	1,100	33,891
Aoyama Trading Co., Ltd.	2,000	38,212
Asics Corp.	400	6,060
Benesse Holdings, Inc.	800	33,216
Bookoff Corp.	700	5,481
Bridgestone Corp.	3,100	79,736
Can Do Co., Ltd.	4	4,797
Casio Computer Co., Ltd.	1,900	16,547
Denso Corp.	1,500	51,576
Dentsu, Inc.	1,500	39,987
Fast Retailing Co., Ltd.	388	98,004
Fuji Corp., Ltd.	1,500	8,292
Fuji Heavy Industries, Ltd.	4,000	49,777
GLOBERIDE, Inc.	4,000	4,626
Gunze, Ltd.	7,000	18,296
Honda Motor Co., Ltd.	5,400	196,415
Isetan Mitsukoshi Holdings, Ltd.	2,600	25,319
Isuzu Motors, Ltd.	8,000	47,279
Kappa Create Holdings Co., Ltd.	200	4,314
Kyoritsu Maintenance Co., Ltd.	200	4,312
Mazda Motor Corp. (b)	7,000	14,087
Mitsubishi Motors Corp. (b)	15,000	15,440
Namco Bandai Holdings, Inc.	1,900	24,545
Nikon Corp.	1,900	55,507
Nissan Motor Co., Ltd.	7,600	71,284
Nitori Holding Co., Ltd.	50	3,661
Oriental Land Co., Ltd.	200	24,218
Panasonic Corp.	6,800	41,053
PARIS MIKI HOLDINGS, Inc.	2,000	10,548
Pioneer Corp. (b)	1,600	3,960
Rakuten, Inc.	3,100	24,165
Resorttrust, Inc.	2,000	39,253
Ringer Hut Co., Ltd.	600	7,411
Sanrio Co., Ltd.	200	6,345
Sanyo Housing Nagoya Co., Ltd.	9	9,607
Sega Sammy Holdings, Inc.	300	5,048
Sekisui Chemical Co., Ltd.	4,000	34,650
Sekisui House, Ltd.	4,000	43,578
Sharp Corp.	4,000	14,017
Shimano, Inc.	800	51,073
Sony Corp.	3,500	38,779
Stanley Electric Co., Ltd.	1,200	16,932
Suminoe Textile Co., Ltd.	3,000	5,933
Sumitomo Forestry Co., Ltd.	3,400	32,048
Suzuki Motor Corp.	1,800	46,673
Tact Home Co., Ltd.	4	4,982
Touei Housing Corp.	700	9,666
Toyobo Co., Ltd.	15,000	21,338
Toyota Industries Corp.	1,000	31,585
Toyota Motor Corp.	9,400	435,402

SPDR S&P International Consumer Discretionary Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Yamada Denki Co., Ltd.	500	$19,227
Yamaha Motor Co., Ltd.	800	8,780

		1,936,932

LUXEMBOURG — 0.7%
SES	1,417	40,549

NETHERLANDS — 1.8%
Reed Elsevier NV	3,963	58,440
Wolters Kluwer NV	2,267	46,252

		104,692

NORWAY — 0.6%
Schibsted ASA	876	37,069

SINGAPORE — 1.1%
Genting Singapore PLC (a)	24,000	27,212
Singapore Press Holdings, Ltd. (a)	12,000	39,591

		66,803

SOUTH KOREA — 5.8%
Credu Corp. (b)	133	5,137
Fila Korea, Ltd. (b)	77	4,603
Gwangju Shinsegae Co., Ltd. (b)	25	5,429
Hanil E-Wha Co., Ltd. (b)	770	5,251
Hotel Shilla Co., Ltd. (b)	120	4,926
Hyundai Department Store Co., Ltd. (b)	41	6,089
Hyundai Engineering Plastics Co., Ltd. (b)	1,070	4,783
Hyundai Mobis (b)	199	53,534
Hyundai Motor Co. (b)	754	153,888
Hyundai Wia Corp. (b)	44	7,110
Kia Motors Corp. (b)	811	42,801
LG Electronics, Inc. (a)(b)	326	22,412
Lotte Shopping Co., Ltd. (b)	43	15,142
Mando Corp. (b)	38	4,561
Woongjin Chemical Co., Ltd. (b)	8,220	5,567
Woongjin Coway Co., Ltd. (b)	190	7,729

		348,962

SPAIN — 1.9%
Industria de Diseno Textil SA	772	107,378
NH Hoteles SA (b)	2,069	7,120

		114,498

SWEDEN — 2.8%
Electrolux AB	1,924	50,426
Hennes & Mauritz AB (Class B)	3,326	114,778

		165,204

SWITZERLAND — 3.8%
Compagnie Financiere Richemont SA	1,802	140,561
The Swatch Group AG	172	86,663

		227,224

UNITED KINGDOM — 14.0%
British Sky Broadcasting Group PLC	5,261	65,592
Burberry Group PLC	2,093	41,711
Carnival PLC	1,053	40,361
Compass Group PLC	8,026	94,585
GKN PLC	7,277	27,064
Home Retail Group PLC	5,808	11,962
Informa PLC	4,013	29,289
ITV PLC	17,126	29,286
Kingfisher PLC	14,056	64,911
Marks & Spencer Group PLC	7,539	46,849
Next PLC	1,272	76,689
Pearson PLC	4,485	86,610
Reed Elsevier PLC	5,501	57,407
Tui Travel PLC	6,207	28,503
Whitbread PLC	1,434	57,039
WPP PLC	5,477	79,057

		836,915

UNITED STATES — 1.3%
Virgin Media, Inc. (a)	2,176	79,968

TOTAL COMMON STOCKS —
(Cost $6,059,965)		5,987,521

SHORT TERM INVESTMENTS — 5.3%
UNITED STATES — 5.3%
MONEY MARKET FUNDS — 5.3%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	241,060	241,060
State Street Institutional Liquid Reserves Fund 0.17% (d)(e)	74,804	74,804

TOTAL SHORT TERM INVESTMENTS —
(Cost $315,864)		315,864

TOTAL INVESTMENTS — 105.1%
(Cost $6,375,829)		6,303,385
OTHER ASSETS & LIABILITIES — (5.1)%		(307,709)

NET ASSETS — 100.0%		$5,995,676

(a)	A portion of the security was on loan at December 31, 2012.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
SCA = Societe en Commandite par Actions

SPDR S&P International Consumer Discretionary Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2012*

PERCENT OF
INDUSTRY **	NET ASSETS

Automobiles	27.4%
Media	15.3
Hotels, Restaurants & Leisure	12.4
Textiles, Apparel & Luxury Goods	11.8
Auto Components	9.1
Specialty Retail	8.5
Household Durables	5.8
Multiline Retail	4.8
Leisure Equipment & Products	2.3
Distributors	1.2
Diversified Consumer Services	0.6
Internet & Catalog Retail	0.6
Short Term Investments	5.3
Other Assets & Liabilities	(5.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P International Consumer Staples Sector ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.9%
AUSTRALIA — 7.2%
Coca-Cola Amatil, Ltd.	10,075	$140,685
Shopping Centres Australasia Property Group (a)	3,652	5,687
Treasury Wine Estates, Ltd.	11,548	56,229
Wesfarmers, Ltd.	16,803	642,844
Woolworths, Ltd.	18,262	556,085

		1,401,530

BELGIUM — 5.4%
Anheuser-Busch InBev NV	11,031	956,075
Anheuser-Busch InBev NV — VVPR Strip (a)	2,040	3
Delhaize Group (b)	2,288	91,249

		1,047,327

CANADA — 2.2%
Alimentation Couche-Tard, Inc. (Class B)	1,283	63,048
Loblaw Cos., Ltd. (b)	3,743	157,622
Shoppers Drug Mart Corp. (b)	4,736	203,576
SunOpta, Inc. (a)(b)	1,768	9,954

		434,200

DENMARK — 1.0%
Carlsberg A/S (Class B)	2,036	199,315

FINLAND — 0.4%
Kesko Oyj (Class B)	2,553	83,373

FRANCE — 8.6%
Carrefour SA	8,006	204,189
Casino Guichard-Perrachon SA	1,338	127,186
Danone	8,289	545,373
L’Oreal SA	3,240	448,092
Pernod — Ricard SA	2,917	336,274

		1,661,114

GERMANY — 2.4%
Beiersdorf AG	2,086	170,181
Henkel AG & Co. KGaA	140	9,585
Henkel AG & Co. KGaA Preference Shares	3,503	287,262

		467,028

GREECE — 0.3%
Coca Cola Hellenic Bottling Co. SA (a)	2,227	51,968

HONG KONG — 0.6%
Pacific Andes International Holdings, Ltd.	782,346	39,870
Vitasoy International Holdings, Ltd.	66,000	67,440

		107,310

IRELAND — 0.5%
Kerry Group PLC (Class A)	1,954	103,188

JAPAN — 12.6%
Aeon Co., Ltd.	12,005	137,037
Ajinomoto Co., Inc.	10,728	141,816
Asahi Breweries, Ltd.	9,782	207,824
Calbee, Inc.	200	14,110
FamilyMart Co., Ltd.	400	16,446
Fuji Oil Co., Ltd.	600	8,667
Fujicco Co., Ltd.	1,000	11,855
Hokuto Corp.	700	13,714
Japan Tobacco, Inc.	14,300	403,539
Kao Corp.	10,074	262,030
Kewpie Corp.	800	11,038
KEY Coffee, Inc.	900	16,113
Kikkoman Corp.	2,000	28,451
Kirin Holdings Co., Ltd.	11,739	137,395
Lawson, Inc.	1,724	117,040
Lion Corp.	2,000	10,155
MEIJI Holdings Co., Ltd.	700	30,278
Nichirei Corp.	21,388	111,312
Nippon Meat Packers, Inc.	1,000	13,821
Oenon Holdings, Inc.	37,000	84,728
Seven & I Holdings Co., Ltd.	10,877	306,566
Shiseido Co., Ltd.	8,793	123,762
Toyo Suisan Kaisha, Ltd.	1,000	26,577
Unicharm Corp.	1,400	72,781
UNY Co., Ltd.	8,600	63,556
Yakult Honsha Co., Ltd.	1,400	61,123
Yamazaki Baking Co., Ltd.	1,000	11,126

		2,442,860

LUXEMBOURG — 0.1%
Oriflame Cosmetics SA SDR (b)	647	20,547

NETHERLANDS — 7.5%
DE Master Blenders 1753 NV (a)	3,191	36,681
Heineken NV	3,862	256,976
Koninklijke Ahold NV	18,229	243,576
Unilever NV	24,286	923,258

		1,460,491

NORWAY — 0.3%
Marine Harvest (a)	65,246	60,026

SINGAPORE — 1.2%
Golden Agri-Resources, Ltd.	143,075	76,135
Olam International, Ltd. (b)	45,417	44,034
Wilmar International, Ltd. (b)	44,000	120,311

		240,480

SOUTH KOREA — 2.9%
Able C&C Co., Ltd.	163	12,013
Amorepacific Corp. (a)	29	32,885
AMOREPACIFIC Group (a)	25	10,917
Binggrae Co., Ltd. (a)	120	12,554
CJ CheilJedang Corp. (a)	93	30,882
Crown Confectionery Co., Ltd. (a)	65	12,295
Dae Han Flour Mills Co., Ltd. (a)	120	15,581
Daesang Corp. (a)	580	14,194
Dongsuh Co., Inc. (a)	702	12,065
Dongwon Industries Co., Ltd. (a)	48	12,801
E-Mart Co., Ltd. (a)	252	56,022
KT&G Corp.	1,496	112,908
LG Household & Health Care, Ltd.	128	78,552
Lotte Confectionery Co., Ltd. (a)	10	15,226
Lotte Samkang Co., Ltd. (a)	31	19,053
Maeil Dairy Industry Co., Ltd. (a)	436	12,727
Namyang Dairy Products Co., Ltd. (a)	17	14,958
NongShim Co., Ltd. (a)	44	11,159
ORION Corp. (a)	53	54,407
Ottogi Corp. (a)	55	11,225
Sajo Industries Co., Ltd. (a)	240	11,276

		563,700

SPDR S&P International Consumer Staples Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

SPAIN — 0.6%
Ebro Puleva SA	5,657	$111,873

SWEDEN — 1.1%
Svenska Cellulosa AB	458	9,934
Svenska Cellulosa AB (Class B)	2,810	60,904
Swedish Match AB	4,431	148,621

		219,459

SWITZERLAND — 15.2%
Lindt & Spruengli AG (a)	40	130,223
Nestle SA	43,309	2,819,923

		2,950,146

UNITED KINGDOM — 28.8%
British American Tobacco PLC	25,308	1,283,922
Diageo PLC	34,126	991,282
Imperial Tobacco Group PLC	13,255	511,287
J Sainsbury PLC	23,864	133,868
Reckitt Benckiser Group PLC	9,268	584,377
SABMiller PLC	11,597	532,539
Tate & Lyle PLC	10,395	128,756
Tesco PLC	106,767	583,127
Unilever PLC	17,757	682,923
William Morrison Supermarkets PLC	36,261	155,018

		5,587,099

TOTAL COMMON STOCKS —
(Cost $17,863,680)		19,213,034

SHORT TERM INVESTMENTS — 1.7%
UNITED STATES — 1.7%
MONEY MARKET FUNDS — 1.7%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	253,658	253,658
State Street Institutional Liquid Reserves Fund 0.17% (d)(e)	73,658	73,658

TOTAL SHORT TERM INVESTMENTS —
(Cost $327,316)		327,316

TOTAL INVESTMENTS — 100.6%
(Cost $18,190,996)		19,540,350
OTHER ASSETS & LIABILITIES — (0.6)%		(118,589)

NET ASSETS — 100.0%		$19,421,761

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2012.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
SDR = Swedish Depositary Receipt

SPDR S&P International Consumer Staples Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2012*

PERCENT OF
INDUSTRY **	NET ASSETS

Food Products	34.3%
Food & Staples Retailing	20.6
Beverages	20.3
Tobacco	12.5
Household Products	5.7
Personal Products	5.5
Real Estate Investment Trusts	0.0 ***
Short Term Investments	1.7
Other Assets & Liabilities	(0.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
***	Amount shown represents less than 0.05% of net assets.

SPDR S&P International Energy Sector ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AUSTRALIA — 4.9%
Origin Energy, Ltd.	9,667	$116,622
Paladin Energy, Ltd. (a)(b)	7,807	8,348
Santos, Ltd.	11,649	134,243
Woodside Petroleum, Ltd.	5,982	210,412
WorleyParsons, Ltd.	3,225	78,214

		547,839

AUSTRIA — 0.5%
OMV AG	1,597	57,596

BERMUDA — 0.9%
Seadrill, Ltd.	2,693	98,376

CANADA — 29.7%
ARC Resources, Ltd. (b)	2,393	58,737
Athabasca Oil Corp. (a)	4,758	49,936
Baytex Energy Corp. (b)	972	41,850
Bonavista Energy Corp. (b)	2,780	41,378
Cameco Corp. (b)	4,729	93,041
Canadian Natural Resources, Ltd.	9,618	276,649
Canadian Oil Sands, Ltd.	3,983	80,684
Celtic Exploration, Ltd. (a)	1,000	26,404
Cenovus Energy, Inc.	6,912	231,094
Chinook Energy, Inc. (a)	8,978	12,984
Crescent Point Energy Corp. (b)	2,897	109,456
Enbridge, Inc.	7,261	313,717
EnCana Corp. (b)	8,260	163,093
Enerplus Corp. (b)	2,628	34,048
Husky Energy, Inc. (b)	2,979	87,961
Imperial Oil, Ltd.	2,129	91,365
Keyera Corp. (b)	500	24,721
MEG Energy Corp. (a)	1,060	32,406
Nexen, Inc.	6,306	168,274
Niko Resources, Ltd.	889	9,509
Pacific Rubiales Energy Corp. (b)	2,518	58,442
Pembina Pipeline Corp. (b)	2,400	68,599
Pengrowth Energy Corp. (b)	4,200	20,880
Penn West Petroleum, Ltd.	3,154	34,252
Petrobank Energy & Resources, Ltd. (a)	1,225	15,256
Petrominerales, Ltd. (b)	1,800	15,547
Peyto Exploration & Development Corp. (b)	1,100	25,398
Precision Drilling Corp.	4,802	39,643
ShawCor, Ltd. (Class A)	500	19,579
Suncor Energy, Inc.	13,918	457,224
Talisman Energy, Inc. (b)	9,014	101,845
Tourmaline Oil Corp. (a)(b)	1,060	33,247
TransCanada Corp. (b)	6,950	328,200
Trican Well Service, Ltd. (b)	2,301	30,319
Uranium One, Inc. (a)	5,549	13,096
Vermilion Energy, Inc. (b)	1,634	85,286

		3,294,120

FINLAND — 0.2%
Neste Oil Oyj	1,284	16,539

FRANCE — 11.0%
Bourbon SA	870	23,864
Compagnie Generale de Geophysique-Veritas (a)	2,107	62,752
Technip SA	1,003	114,833
Total SA	19,811	1,018,896

		1,220,345

ITALY — 5.8%
ENI SpA	22,397	541,547
Saipem SpA	2,421	93,521
Saras SpA (a)	9,858	12,867

		647,935

JAPAN — 2.8%
Idemitsu Kosan Co., Ltd.	300	25,953
Inpex Corp.	20	105,823
JX Holdings, Inc.	27,997	156,394
TonenGeneral Sekiyu K.K.	3,000	25,883

		314,053

LUXEMBOURG — 1.3%
Subsea 7 SA (b)	2,594	61,573
Tenaris SA	4,194	86,147

		147,720

NETHERLANDS — 10.6%
Fugro NV	463	27,176
Royal Dutch Shell PLC (Class A)	32,079	1,106,505
SBM Offshore NV (a)	3,335	46,233

		1,179,914

NORWAY — 3.2%
Aker Solutions ASA	2,946	59,764
Kvaerner ASA	4,946	14,398
Petroleum Geo-Services ASA	2,693	46,140
StatoilHydro ASA	9,188	229,483

		349,785

PAPUA NEW GUINEA — 0.9%
Oil Search, Ltd.	13,800	100,433

PORTUGAL — 0.3%
Galp Energia SGPS SA (Class B)	2,201	34,125

SOUTH KOREA — 1.2%
GS Holdings (a)	425	28,583
S-Oil Corp.	342	33,223
SK Innovation Co., Ltd. (a)	453	73,626

		135,432

SPAIN — 1.4%
Repsol YPF SA	7,498	151,592

SWEDEN — 0.3%
Lundin Petroleum AB (a)	1,602	36,815

UNITED KINGDOM — 24.8%
Afren PLC (a)	9,020	19,222
AMEC PLC	4,642	75,682
BG Group PLC	28,920	475,971
BP PLC	160,131	1,105,725
Cairn Energy PLC (a)	6,734	28,985
Ophir Energy PLC (a)	2,637	21,625
Petrofac, Ltd.	1,227	32,371
Premier Oil PLC (a)	5,155	28,197
Royal Dutch Shell PLC (Class B)	22,216	785,439
Tullow Oil PLC	8,844	181,280

		2,754,497

TOTAL COMMON STOCKS —
(Cost $12,815,157)		11,087,116

SPDR S&P International Energy Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

RIGHTS — 0.0% (c)
SPAIN — 0.0% (c)
Repsol SA (expiring 2/21/13) (a)(b) (Cost $4,689)	7,498	$4,567

SHORT TERM INVESTMENTS — 8.0%
UNITED STATES — 8.0%
MONEY MARKET FUNDS — 8.0%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	749,882	749,882
State Street Institutional Liquid Reserves Fund 0.17% (e)(f)	137,423	137,423

TOTAL SHORT TERM INVESTMENTS —
(Cost $887,305)		887,305

TOTAL INVESTMENTS — 107.8%
(Cost $13,707,151)		11,978,988
OTHER ASSETS & LIABILITIES — (7.8)%		(867,808)

NET ASSETS — 100.0%		$11,111,180

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2012.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company

SPDR S&P International Energy Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2012*

PERCENT OF
INDUSTRY **	NET ASSETS

Oil, Gas & Consumable Fuels	90.7%
Energy Equipment & Services	9.1
Short Term Investments	8.0
Other Assets & Liabilities	(7.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P International Financial Sector ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AUSTRALIA — 12.8%
AMP, Ltd.	4,000	$19,975
ASX, Ltd.	481	15,586
Australia & New Zealand Banking Group, Ltd.	4,692	122,024
Commonwealth Bank of Australia	2,494	161,001
Macquarie Group, Ltd.	1,037	38,209
National Australia Bank, Ltd.	3,565	92,530
QBE Insurance Group, Ltd.	2,561	28,981
Stockland	11,719	42,948
Westfield Group	5,707	62,568
Westfield Retail Trust	3,778	11,845
Westpac Banking Corp.	4,904	132,578

		728,245

AUSTRIA — 0.7%
Erste Group Bank AG (a)	670	21,222
Sparkassen Immobilien AG	3,305	20,959

		42,181

BELGIUM — 0.5%
Ageas	534	15,640
Dexia SA (a)	3,195	295
Groupe Bruxelles Lambert SA	162	12,845

		28,780

BERMUDA — 0.7%
Lancashire Holdings, Ltd.	3,147	39,670

CANADA — 13.2%
Bank of Montreal	1,256	76,770
Bank of Nova Scotia (b)	1,869	107,857
Brookfield Asset Management, Inc. (Class A) (b)	1,763	64,521
Canadian Imperial Bank of Commerce (b)	580	46,583
IGM Financial, Inc. (b)	898	37,518
Manulife Financial Corp.	3,551	48,181
National Bank of Canada (b)	594	46,079
Power Corp. of Canada (b)	591	15,065
Royal Bank of Canada	2,470	148,542
Sun Life Financial, Inc.	1,556	41,209
The Toronto-Dominion Bank (b)	1,398	117,588

		749,913

DENMARK — 0.9%
Danske Bank A/S (a)	2,128	35,967
Sydbank A/S (a)	890	15,680

		51,647

FINLAND — 1.2%
Pohjola Bank PLC	2,574	38,245
Technopolis Oyj	5,538	27,526

		65,771

FRANCE — 5.0%
AXA SA	3,658	64,383
BNP Paribas	2,156	121,046
Credit Agricole SA (a)	2,064	16,556
Societe Generale (a)	993	37,102
Unibail-Rodamco SE	179	42,939

		282,026

GERMANY — 5.7%
Allianz SE	929	128,358
Commerzbank AG (a)	2,518	4,761
Deutsche Bank AG	1,645	71,461
Deutsche Beteiligungs AG	1,249	32,110
Deutsche Boerse AG	192	11,697
Muenchener Rueckversicherungs- Gesellschaft AG	435	77,997

		326,384

HONG KONG — 6.9%
AIA Group, Ltd.	8,200	32,003
Bank of East Asia, Ltd.	9,779	37,409
Cheung Kong Holdings, Ltd.	5,967	91,612
Hang Lung Properties, Ltd.	6,922	27,506
Hong Kong Exchanges and Clearing, Ltd. (b)	2,003	34,086
New World Development Co., Ltd.	17,371	26,939
Sun Hung Kai Properties, Ltd.	5,228	78,378
The Link REIT	3,405	17,001
Wharf Holdings, Ltd.	5,933	46,387

		391,321

ITALY — 2.5%
Assicurazioni Generali SpA	2,496	45,214
Banca Monte dei Paschi di Siena SpA (a)(b)	16,039	4,773
Banca Popolare dell’Etruria e del Lazio	4,872	3,549
Banco Popolare Societa Cooperativa (a)	5,157	8,553
Intesa Sanpaolo SpA	14,490	24,835
UBI Banca ScPA	2,461	11,375
UniCredit SpA (a)	8,503	41,546

		139,845

JAPAN — 14.6%
Chuo Mitsui Trust Holdings, Inc.	10,933	38,060
Daiwa Securities Group, Inc.	5,900	32,412
Mitsubishi Estate Co., Ltd.	6,000	142,185
Mitsubishi UFJ Financial Group, Inc.	21,449	114,358
Mizuho Financial Group, Inc.	31,125	56,516
MS&AD Insurance Group Holdings, Inc.	1,286	25,358
NKSJ Holdings, Inc.	1,100	23,345
Nomura Holdings, Inc.	8,396	48,843
ORIX Corp.	297	33,284
Resona Holdings, Inc.	3,156	14,308
Sumitomo Mitsui Financial Group, Inc.	2,469	88,948
T&D Holdings, Inc.	2,500	30,099
The Bank of Yokohama, Ltd.	4,000	18,504
The Dai-ichi Life Insurance Co., Ltd.	17	23,574
The Shizuoka Bank, Ltd.	6,000	58,359
Tokai Tokyo Financial Holdings, Inc.	6,922	31,382
Tokio Marine Holdings, Inc.	1,879	51,786

		831,321

NETHERLANDS — 1.3%
Aegon NV	3,356	21,251
ING Groep NV (a)	5,992	55,781

		77,032

NEW ZEALAND — 0.7%
Precinct Properties	51,653	42,188

NORWAY — 0.4%
SpareBank 1 SR Bank ASA	3,099	20,715

SPDR S&P International Financial Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

PORTUGAL — 0.0% (c)
BANIF — Banco Internacional do Funchal SA (a)	8,326	$1,603

SINGAPORE — 2.9%
CapitaLand, Ltd. (b)	6,922	20,967
Hong Leong Finance, Ltd.	11,867	24,579
Oversea-Chinese Banking Corp., Ltd.	4,366	34,778
United Overseas Bank, Ltd.	5,355	86,846

		167,170

SOUTH KOREA — 0.8%
KB Financial Group, Inc. ADR	577	20,714
Shinhan Financial Group Co., Ltd. ADR	719	26,344

		47,058

SPAIN — 4.2%
Banco Bilbao Vizcaya Argentaria SA	8,700	79,832
Banco de Sabadell SA (a)	8,958	23,325
Banco Popular Espanol SA (a)	14,609	11,287
Banco Santander SA	14,379	115,639
Bolsas y Mercados Espanoles	352	8,562

		238,645

SWEDEN — 3.2%
Investor AB	921	24,067
Kinnevik Investment AB (Class B)	540	11,264
Nordea Bank AB	6,060	57,848
Skandinaviska Enskilda Banken AB (Class A)	4,758	40,409
Svenska Handelsbanken AB (Class A)	1,337	47,763

		181,351

SWITZERLAND — 6.0%
Credit Suisse Group AG (a)	2,170	52,771
GAM Holding AG (a)	737	9,944
Julius Baer Group, Ltd. (a)	664	23,453
Swiss Re AG (a)	1,033	74,370
UBS AG (a)	6,058	94,442
Valiant Holding AG (a)	42	3,987
Zurich Insurance Group AG (a)	303	80,571

		339,538

UNITED KINGDOM — 15.7%
Aviva PLC	6,304	38,222
Barclays PLC	19,480	83,088
British Land Co. PLC	3,392	30,987
HSBC Holdings PLC	28,709	301,886
Land Securities Group PLC	3,014	39,856
Lloyds Banking Group PLC (a)	67,938	52,914
Man Group PLC	5,043	6,783
Old Mutual PLC	8,272	23,961
Provident Financial PLC	1,880	41,500
Prudential PLC	5,919	83,273
Resolution, Ltd.	3,245	13,055
Royal Bank of Scotland Group PLC (a)	3,560	18,778
RSA Insurance Group PLC	16,997	34,729
Standard Chartered PLC	3,070	78,522
Standard Life PLC	8,545	46,128

		893,682

TOTAL COMMON STOCKS —
(Cost $6,689,099)		5,686,086

SHORT TERM INVESTMENTS — 4.9%
UNITED STATES — 4.9%
MONEY MARKET FUNDS — 4.9%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	199,360	199,360
State Street Institutional Liquid Reserves Fund 0.17% (e)(f)	76,584	76,584

TOTAL SHORT TERM INVESTMENTS —
(Cost $275,944)		275,944

TOTAL INVESTMENTS — 104.8%
(Cost $6,965,043)		5,962,030
OTHER ASSETS & LIABILITIES — (4.8)%		(272,739)

NET ASSETS — 100.0%		$5,689,291

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2012.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR S&P International Financial Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2012*

PERCENT OF
INDUSTRY **	NET ASSETS

Commercial Banks	51.4%
Insurance	19.6
Real Estate Management & Development	10.3
Capital Markets	8.6
Real Estate Investment Trusts	4.5
Diversified Financial Services	4.4
Consumer Finance	1.1
Short Term Investments	4.9
Other Assets & Liabilities	(4.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P International Health Care Sector ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 5.1%
Ansell, Ltd.	3,303	$52,569
Cochlear, Ltd.	2,274	186,745
CSL, Ltd.	14,536	813,419
Mesoblast, Ltd. (a)	4,463	24,557
Primary Health Care, Ltd. (b)	11,545	47,944
Ramsay Health Care, Ltd.	6,547	185,425
Sigma Pharmaceuticals, Ltd.	33,032	25,206
Sonic Healthcare, Ltd.	14,499	200,655

		1,536,520

BELGIUM — 1.3%
ThromboGenics NV (a)	3,845	213,162
UCB SA	2,909	165,758

		378,920

CANADA — 2.6%
Catamaran Corp. (a)	5,885	276,489
CML HealthCare, Inc. (b)	2,551	17,012
Valeant Pharmaceuticals International, Inc. (a)	8,419	501,741

		795,242

DENMARK — 6.3%
Coloplast A/S (Class B)	4,705	229,883
GN Store Nord A/S	5,566	80,454
H. Lundbeck A/S	4,445	65,115
Novo Nordisk A/S (Class B)	8,800	1,425,174
William Demant Holding (a)(b)	1,110	94,914

		1,895,540

FINLAND — 0.5%
Orion Oyj (Class A)	1,208	35,118
Orion Oyj (Class B)	3,859	112,845

		147,963

FRANCE — 10.1%
bioMerieux	623	59,138
Essilor International SA	6,531	654,568
Orpea	822	36,305
Sanofi	24,217	2,279,319
Virbac SA	127	25,090

		3,054,420

GERMANY — 10.1%
Bayer AG	16,660	1,579,031
Celesio AG	3,876	66,662
Fresenius Medical Care AG & Co. KGaA	5,846	403,172
Fresenius SE	3,656	419,828
Gerresheimer AG (a)	1,887	99,749
Merck KGaA	2,342	308,245
Rhoen-Klinikum AG	3,547	71,619
Stada Arzneimittel AG	2,950	94,937

		3,043,243

IRELAND — 0.9%
Elan Corp. PLC (a)	21,596	222,880
Prothena Corp. PLC (a)	526	3,855
United Drug PLC	6,474	28,982

		255,717

ISRAEL — 3.3%
Teva Pharmaceutical Industries, Ltd.	26,993	1,004,885

ITALY — 0.3%
DiaSorin SpA (b)	754	30,101
Recordati SpA	2,936	26,747
Sorin SpA (a)	9,217	20,403

		77,251

JAPAN — 15.8%
Alfresa Holdings Corp.	1,500	58,463
Astellas Pharma, Inc.	13,400	600,532
Chugai Pharmaceutical Co., Ltd.	6,025	115,044
Daiichi Sankyo Co., Ltd.	18,500	282,854
Dainippon Sumitomo Pharma Co., Ltd.	4,900	58,654
Eisai Co., Ltd.	8,300	345,573
Hisamitsu Pharmaceutical Co., Inc.	2,300	114,116
Kaken Pharmaceutical Co., Ltd.	2,000	29,399
Kissei Pharmaceutical Co., Ltd.	1,200	22,025
KYORIN Holdings, Inc.	1,800	34,890
Kyowa Hakko Kirin Co., Ltd.	15,422	151,429
M3, Inc.	6	9,562
Medipal Holdings Corp.	8,400	92,777
Miraca Holdings, Inc.	1,700	68,322
Mitsubishi Tanabe Pharma Corp.	7,100	92,461
Mochida Pharmaceutical Co., Ltd.	2,000	24,495
Nichi-iko Pharmaceutical Co., Ltd.	1,100	21,258
Nihon Kohden Corp.	1,300	39,362
Nikkiso Co., Ltd.	2,000	21,211
Nippon Shinyaku Co., Ltd.	2,000	22,506
Nipro Corp.	3,400	23,987
Olympus Corp. (a)	7,800	150,200
Ono Pharmaceutical Co., Ltd.	3,300	168,311
Otsuka Holdings Co., Ltd.	14,900	419,437
Rohto Pharmaceutical Co., Ltd.	3,000	34,904
Santen Pharmaceutical Co., Ltd.	2,300	88,180
Sawai Pharmaceutical Co., Ltd.	400	40,201
Shionogi & Co., Ltd.	8,100	134,618
Ship Healthcare Holdings, Inc.	1,000	26,543
Suzuken Co., Ltd.	1,900	53,375
Sysmex Corp.	2,300	105,470
Taisho Pharmaceutical Holdings Co., Ltd.	1,400	95,854
Takeda Pharmaceutical Co., Ltd.	21,200	945,192
Terumo Corp.	5,200	204,777
Toho Holdings Co., Ltd.	1,900	33,203
Tsumura & Co.	1,600	48,297

		4,777,482

LUXEMBOURG — 0.1%
Eurofins Scientific	223	36,015

NETHERLANDS — 0.6%
Mediq NV	1,625	27,476
QIAGEN NV (a)	9,069	164,403

		191,879

NEW ZEALAND — 0.4%
Fisher & Paykel Healthcare Corp., Ltd.	41,343	84,247
Ryman Healthcare, Ltd.	11,444	42,958

		127,205

NORWAY — 0.1%
Algeta ASA (a)	1,220	33,935

SINGAPORE — 0.1%
Biosensors International Group, Ltd. (a)	39,000	38,473

SPDR S&P International Health Care Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

SPAIN — 0.9%
Grifols SA (a)	6,737	$234,131
Grifols SA (Class B) (a)(b)	1,631	41,576

		275,707

SWEDEN — 1.8%
Elekta AB (Class B)	13,224	206,122
Getinge AB (Class B)	6,590	222,859
Meda AB (Class A)	9,995	102,862

		531,843

SWITZERLAND — 23.8%
Actelion, Ltd. (a)	3,274	155,697
Galenica AG	182	105,480
Lonza Group AG (a)	1,887	101,756
Nobel Biocare Holding AG (a)	4,833	40,972
Novartis AG	54,522	3,421,958
Roche Holding AG (c)	820	167,431
Roche Holding AG (c)	14,642	2,943,276
Sonova Holding AG (a)	1,433	158,744
Straumann Holding AG	403	49,310
Tecan Group AG (a)	307	25,658

		7,170,282

UNITED KINGDOM — 15.5%
AstraZeneca PLC	29,252	1,383,443
BTG PLC (a)	9,427	50,874
Dechra Pharmaceuticals PLC	2,496	24,404
Genus PLC	6,133	139,270
GlaxoSmithKline PLC	100,337	2,177,357
Hikma Pharmaceuticals PLC	3,962	49,010
Shire PLC	16,145	495,219
Smith & Nephew PLC	29,189	322,401
Synergy Health PLC	1,673	29,669

		4,671,647

TOTAL COMMON STOCKS —
(Cost $28,901,838)		30,044,169

RIGHTS — 0.0% (d)
SPAIN — 0.0% (d)
Grifols SA (expired 12/25/12) (a)(b) (Cost $903)	815	1,039

SHORT TERM INVESTMENTS — 0.8%
UNITED STATES — 0.8%
MONEY MARKET FUNDS — 0.8%
State Street Institutional Liquid Reserves Fund 0.17% (e)(f)	125,705	125,705
State Street Navigator Securities Lending Prime Portfolio (e)(g)	122,629	122,629

TOTAL SHORT TERM INVESTMENTS —
(Cost $248,334)		248,334

TOTAL INVESTMENTS — 100.4%
(Cost $29,151,075)		30,293,542
OTHER ASSETS & LIABILITIES — (0.4)%		(112,955)

NET ASSETS — 100.0%		$30,180,587

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2012.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Investments of cash collateral for securities loaned.
PLC = Public Limited Company

SPDR S&P International Health Care Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2012*

PERCENT OF
INDUSTRY **	NET ASSETS

Pharmaceuticals	74.4%
Health Care Equipment & Supplies	10.4
Health Care Providers & Services	7.5
Biotechnology	6.7
Chemicals	0.3
Life Sciences Tools & Services	0.3
Health Care Technology	0.0 ***
Short Term Investments	0.8
Other Assets & Liabilities	(0.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
***	Amount shown represents less than 0.05% of net assets.

SPDR S&P International Industrial Sector ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AUSTRALIA — 3.9%
Bradken, Ltd.	2,597	$14,775
Brambles, Ltd.	5,000	38,984
GWA International, Ltd.	16,779	40,066
Leighton Holdings, Ltd.	1,221	22,666
Qantas Airways, Ltd. (a)	10,482	16,215
Seek, Ltd.	4,058	29,491
Toll Holdings, Ltd.	5,696	26,966
Transurban Group (b)	10,721	67,785

		256,948

AUSTRIA — 0.6%
Andritz AG	235	15,039
Zumtobel AG	1,659	21,916

		36,955

CANADA — 4.3%
Bombardier, Inc. (Class B)	4,754	17,952
CAE, Inc. (b)	2,848	28,803
Canadian National Railway Co. (b)	1,413	128,188
Canadian Pacific Railway, Ltd.	451	45,702
SNC-Lavalin Group, Inc.	894	36,202
Toromont Industries, Ltd.	1,015	21,509

		278,356

DENMARK — 1.3%
A P Moller — Maersk A/S	6	45,166
FLSmidth & Co. A/S (b)	342	19,774
NKT Holding A/S	480	17,261
Vestas Wind Systems A/S (a)(b)	1,045	5,883

		88,084

FINLAND — 3.0%
Kone Oyj (Class B)	1,221	89,825
Metso Oyj	807	34,089
Wartsila Oyj	1,132	48,832
YIT Oyj	1,171	22,818

		195,564

FRANCE — 7.2%
Air France-KLM (a)	1,697	15,659
Alstom SA	897	35,638
Bouygues SA	771	22,769
Bureau Veritas SA	173	19,307
Compagnie de Saint-Gobain	1,383	58,748
Eiffage SA	371	16,420
Legrand SA	789	33,157
Safran SA	681	29,265
Schneider Electric SA	1,763	127,444
Vallourec SA	464	24,158
Vinci SA	1,910	90,552

		473,117

GERMANY — 9.0%
Brenntag AG	165	21,630
Deutsche Lufthansa AG	2,002	37,586
Deutsche Post AG	3,108	68,020
GEA Group AG	1,088	35,100
Hochtief AG (a)	347	20,097
Kloeckner & Co. SE (a)	923	10,913
MAN SE	445	47,375
Pfeiffer Vacuum Technology AG	286	34,528
SGL Carbon AG	515	20,403
Siemens AG	2,679	290,330

		585,982

GREECE — 0.1%
DryShips, Inc. (a)	4,756	7,514

HONG KONG — 3.2%
Cathay Pacific Airways, Ltd.	11,000	20,181
Hopewell Highway Infrastructure, Ltd. (b)	82,000	45,598
Hutchison Whampoa, Ltd.	8,000	83,501
MTR Corp., Ltd.	4,000	15,740
Noble Group, Ltd.	24,131	22,817
Pacific Basin Shipping, Ltd. (b)	36,000	20,204

		208,041

IRELAND — 0.3%
DCC PLC	578	18,898

ITALY — 1.3%
Ansaldo STS SpA	1,561	14,509
Atlantia SpA	1,035	18,653
Autostrada Torino-Milano SpA	1,123	11,563
Fiat Industrial SpA	2,662	28,972
Finmeccanica SpA (a)	1,859	10,667

		84,364

JAPAN — 28.6%
Asahi Glass Co., Ltd.	5,000	36,200
Central Japan Railway Co.	700	56,670
Dai Nippon Printing Co., Ltd.	2,000	15,567
Daikin Industries, Ltd.	1,100	37,428
East Japan Railway Co.	1,200	77,442
FANUC Corp.	700	128,884
Furukawa Electric Co., Ltd. (a)	7,000	15,544
Futaba Corp.	1,200	13,504
Hankyu Hanshin Holdings, Inc.	7,000	36,107
IHI Corp.	15,000	38,513
ITOCHU Corp.	5,800	60,841
JGC Corp.	2,000	61,898
Kajima Corp.	9,000	29,561
Kamigumi Co., Ltd.	2,000	15,891
Kawasaki Heavy Industries, Ltd.	12,000	32,198
Kawasaki Kisen Kaisha, Ltd. (a)	7,000	10,605
Keikyu Corp.	2,000	17,718
Kintetsu Corp.	6,000	24,565
Kokuyo Co., Ltd.	4,200	30,019
Komatsu, Ltd.	3,400	85,880
Kubota Corp.	4,000	45,614
LIXIL Group Corp.	800	17,737
Makita Corp.	400	18,366
Marubeni Corp.	7,000	49,708
Meitic Corp.	100	2,195
MISUMI Group, Inc.	1,700	46,086
Mitsubishi Corp.	5,200	99,050
Mitsubishi Electric Corp.	7,000	59,180
Mitsubishi Heavy Industries, Ltd.	15,000	71,994
Mitsui & Co., Ltd.	6,200	91,998
Mitsui OSK Lines, Ltd.	6,000	17,626
Nidec Corp.	300	17,417
Nippon Sheet Glass Co., Ltd.	7,000	9,148
Nippon Yusen K.K.	7,000	16,272
Odakyu Electric Railway Co., Ltd.	2,000	20,771
Park24 Co., Ltd.	300	4,736
Secom Co., Ltd.	1,300	65,177

SPDR S&P International Industrial Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

SMC Corp.	200	$35,991
Sojitz Corp.	13,500	19,829
Sumitomo Corp.	4,900	62,337
Sumitomo Electric Industries, Ltd.	3,600	41,136
Sumitomo Heavy Industries, Ltd.	5,000	23,536
THK Co., Ltd.	1,600	28,423
Tobu Railway Co., Ltd.	2,000	10,571
Tokyu Corp.	8,000	44,966
Toppan Printing Co., Ltd.	2,000	12,306
Toyota Tsusho Corp.	800	19,559
West Japan Railway Co.	800	31,458
Yamato Holdings Co., Ltd.	3,700	55,972

		1,864,194

NETHERLANDS — 3.9%
Aalberts Industries NV	303	6,272
European Aeronautic Defence and Space Co. NV	1,835	71,368
Koninklijke BAM Groep NV	1,852	7,879
Koninklijke Philips Electronics NV	3,877	101,692
Koninklijke Vopak NV	212	14,900
PostNL NV (a)	2,234	8,594
Randstad Holding NV	762	27,934
TNT Express NV	1,297	14,415

		253,054

NORWAY — 0.4%
Orkla ASA	3,280	28,584

SINGAPORE — 4.1%
Jardine Matheson Holdings, Ltd.	1,194	74,028
Jardine Strategic Holdings, Ltd.	1,000	35,520
K-Green Trust	32,800	27,658
Keppel Corp., Ltd.	8,200	73,843
Neptune Orient Lines, Ltd. (a)(b)	21,750	20,388
SembCorp Industries, Ltd.	2,000	8,596
SembCorp Marine, Ltd. (b)	2,000	7,532
Singapore Airlines, Ltd.	2,000	17,601

		265,166

SOUTH KOREA — 2.7%
Daelim Industrial Co., Ltd.	141	11,458
GS Engineering & Construction Corp.	207	11,079
Hyundai Engineering & Construction Co., Ltd.	233	15,235
Hyundai Heavy Industries Co., Ltd.	218	49,278
LG Corp.	200	12,181
Samsung C&T Corp.	461	26,956
Samsung Engineering Co., Ltd.	90	13,913
Samsung Heavy Industries Co., Ltd.	470	16,924
SK Holdings Co., Ltd.	102	17,055

		174,079

SPAIN — 1.3%
Abertis Infraestructuras SA	1,492	24,431
ACS, Actividades de Construccion y Servicios SA	1,072	26,910
Ferrovial SA	1,286	18,989
International Consolidated Airlines Group SA (a)	5,058	15,194

		85,524

SWEDEN — 7.5%
Alfa Laval AB	2,252	46,837
Assa Abloy AB (Class B)	987	36,853
Atlas Copco AB	2,061	56,487
Atlas Copco AB (Class B)	1,244	30,252
B&B Tools AB	1,447	14,625
Sandvik AB	4,090	65,071
Scania AB (Class B)	982	20,273
Securitas AB (Class B)	3,060	26,670
Skanska AB (Class B)	1,313	21,434
SKF AB (Class B)	1,268	31,810
Trelleborg AB (Class B)	3,708	45,912
Volvo AB (Class A)	3,310	45,487
Volvo AB (Class B)	3,557	48,553

		490,264

SWITZERLAND — 6.9%
ABB, Ltd. (a)	8,002	163,913
Adecco SA (a)	777	40,779
Geberit AG (a)	269	59,187
Kuehne & Nagel International AG	303	36,412
Schindler Holding AG	153	22,064
SGS SA	31	68,614
Wolseley PLC	1,215	57,274

		448,243

UNITED KINGDOM — 10.1%
Aggreko PLC	1,464	41,407
Babcock International Group PLC	2,680	42,060
BAE Systems PLC	10,442	57,184
Bunzl PLC	1,056	17,320
Capita Group PLC	2,125	26,079
De La Rue PLC	322	4,776
Experian PLC	5,822	92,744
FirstGroup PLC	4,268	14,520
G4S PLC	4,410	18,387
IMI PLC	1,024	18,260
Intertek Group PLC	513	25,842
Invensys PLC	3,997	21,116
Meggitt PLC	2,493	15,492
Melrose PLC	4,038	14,670
Rentokil Initial PLC	17,034	26,512
Rolls-Royce Holdings PLC (a)	8,700	123,529
Serco Group PLC	3,779	32,864
Smiths Group PLC	2,209	42,766
The Weir Group PLC	661	20,189

		655,717

TOTAL COMMON STOCKS —
(Cost $7,799,287)		6,498,648

SHORT TERM INVESTMENTS — 4.8%
UNITED STATES — 4.8%
MONEY MARKET FUNDS — 4.8%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	180,504	180,504

SPDR S&P International Industrial Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund 0.17% (d)(e)	133,746	$133,746

TOTAL SHORT TERM INVESTMENTS —
(Cost $314,250)		314,250

TOTAL INVESTMENTS — 104.5%
(Cost $8,113,537)		6,812,898
OTHER ASSETS & LIABILITIES — (4.5)%		(292,640)

NET ASSETS — 100.0%		$6,520,258

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2012.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company

SPDR S&P International Industrial Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2012*

PERCENT OF
INDUSTRY **	NET ASSETS

Machinery	22.4%
Industrial Conglomerates	12.3
Trading Companies & Distributors	9.6
Electrical Equipment	8.5
Road & Rail	8.1
Construction & Engineering	7.1
Commercial Services & Supplies	6.0
Aerospace & Defense	5.4
Professional Services	5.1
Building Products	4.6
Transportation Infrastructure	3.2
Air Freight & Logistics	2.8
Marine	2.7
Airlines	1.9
Short Term Investments	4.8
Other Assets & Liabilities	(4.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P International Materials Sector ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AUSTRALIA — 15.3%
Alumina, Ltd. (a)	15,157	$14,162
Amcor, Ltd.	5,089	42,637
Arrium, Ltd.	16,776	15,849
BHP Billiton, Ltd.	19,784	762,024
BlueScope Steel, Ltd. (b)	4,040	14,470
Boral, Ltd.	14,551	66,017
Fortescue Metals Group, Ltd. (a)	11,178	53,963
Iluka Resources, Ltd. (a)	4,596	43,040
Incitec Pivot, Ltd.	11,058	37,082
Mineral Deposits, Ltd. (b)	871	3,482
Newcrest Mining, Ltd.	4,783	110,139
Orica, Ltd. (a)	3,977	103,512
OZ Minerals, Ltd. (a)	3,212	22,343
Rio Tinto, Ltd.	3,067	210,186
Sims Metal Management, Ltd.	2,260	21,704

		1,520,610

AUSTRIA — 0.9%
RHI AG	1,586	52,065
Voestalpine AG	1,083	39,494

		91,559

BELGIUM — 2.1%
Solvay SA	449	64,731
Tessenderlo Chemie NV (b)(c)	116	1
Tessenderlo Chemie NV (c)	1,780	58,293
Umicore	1,627	89,427

		212,452

CANADA — 18.3%
Agnico-Eagle Mines, Ltd.	1,324	69,318
Agrium, Inc.	1,326	132,027
Alacer Gold Corp. (b)	1,106	5,776
Alamos Gold, Inc.	688	12,057
AuRico Gold, Inc. (a)(b)	1,996	16,418
Barrick Gold Corp.	6,588	230,385
Centerra Gold, Inc.	964	9,014
Detour Gold Corp. (b)	817	20,423
Eldorado Gold Corp.	5,586	71,810
First Quantum Minerals, Ltd.	2,998	65,970
Franco-Nevada Corp.	1,000	57,025
Goldcorp, Inc.	5,929	217,760
HudBay Minerals, Inc.	1,388	13,968
IAMGOLD Corp.	2,325	26,596
Inmet Mining Corp.	496	36,867
Kinross Gold Corp.	7,463	72,404
Lundin Mining Corp. (b)	11,386	58,548
New Gold, Inc. (b)	2,068	22,867
Osisko Mining Corp. (b)	2,651	21,300
Pan American Silver Corp. (a)	1,366	25,572
Potash Corp. of Saskatchewan, Inc. (a)	6,353	258,280
SEMAFO, Inc. (a)	2,756	9,466
Sherritt International Corp.	3,252	18,780
Silver Wheaton Corp.	2,287	82,366
Sino-Forest Corp. (b)(d)	3,077	0
Tanzanian Royalty Exploration Corp. (a)(b)	1,106	4,821
Teck Resources, Ltd. (Class B) (a)	3,617	131,319
Thompson Creek Metals Co., Inc. (a)(b)	875	3,621
Turquoise Hill Resources, Ltd. (a)(b)	5,795	44,232
Yamana Gold, Inc.	4,910	84,373

		1,823,363

CHINA — 0.0% (e)
China Sandi Holdings, Ltd. (b)(f)	15,400	1,172

DENMARK — 0.9%
Novozymes A/S (Class B)	3,127	87,968

FINLAND — 1.4%
Rautaruukki Oyj	981	7,702
Stora Enso Oyj	8,513	58,867
UPM-Kymmene Oyj	6,010	69,767

		136,336

FRANCE — 4.2%
Air Liquide SA	2,325	291,355
Arkema	399	41,668
Eramet	28	4,096
Lafarge SA	1,297	82,471

		419,590

GERMANY — 9.9%
BASF SE	5,551	520,707
HeidelbergCement AG	452	27,311
K+S AG	1,305	60,218
Lanxess AG	922	80,555
Linde AG	1,099	191,258
Salzgitter AG	499	25,937
ThyssenKrupp AG	3,463	81,085

		987,071

HONG KONG — 0.0% (e)
China Mining Resources Group, Ltd. (b)(d)	160,000	0

IRELAND — 1.1%
CRH PLC	5,185	104,589

ISRAEL — 0.3%
Israel Chemicals, Ltd.	2,640	31,586

ITALY — 0.1%
Buzzi Unicem SpA	739	10,269

JAPAN — 12.8%
Asahi Kasei Corp.	15,833	92,839
Denki Kagaku Kogyo Kabushiki Kaisha	10,855	36,784
JFE Holdings, Inc.	4,356	80,707
JSR Corp.	3,073	58,251
Kobe Steel, Ltd. (b)	34,641	43,669
Mitsubishi Chemical Holdings Corp.	10,902	53,713
Mitsubishi Materials Corp.	15,866	53,581
Mitsui Chemicals, Inc.	11,876	30,629
Mitsui Mining & Smelting Co., Ltd.	11,809	28,817
Nippon Steel Corp.	74,506	180,955
Nitto Denko Corp.	1,976	96,440
Shin-Etsu Chemical Co., Ltd.	2,867	173,416
Sumitomo Chemical Co., Ltd.	13,838	43,051
Sumitomo Metal Mining Co., Ltd.	3,927	54,864
Taiheiyo Cement Corp.	26,744	72,996
Teijin, Ltd.	19,805	48,788
Toray Industries, Inc.	13,838	84,342
Ube Industries, Ltd.	15,866	37,800

		1,271,642

SPDR S&P International Materials Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

LUXEMBOURG — 1.0%
APERAM	409	$6,153
ArcelorMittal	5,720	97,546

		103,699

NETHERLANDS — 2.7%
Akzo Nobel NV	2,282	149,662
Koninklijke DSM NV	1,983	119,713

		269,375

NORWAY — 1.0%
Norsk Hydro ASA	4,272	21,401
Yara International ASA	1,477	72,666

		94,067

PORTUGAL — 0.3%
Semapa-Sociedade de Investimento e Gestao, SGPS, SA	4,209	31,575

SOUTH KOREA — 3.5%
Korea Zinc Co., Ltd. (b)	105	39,722
LG Chem, Ltd.	333	102,646
POSCO ADR (a)	2,544	208,989

		351,357

SWEDEN — 1.0%
Boliden AB	3,754	70,459
SSAB AB (Series A) (a)	2,970	25,817

		96,276

SWITZERLAND — 6.3%
Givaudan SA (b)	94	98,893
Glencore International PLC	26,500	151,325
Holcim, Ltd. (b)	1,654	120,886
Syngenta AG	629	251,916

		623,020

UNITED KINGDOM — 16.8%
Anglo American PLC	9,065	279,084
Antofagasta PLC	4,444	95,642
BHP Billiton PLC	13,253	458,753
Johnson Matthey PLC	1,551	59,903
Lonmin PLC	1,756	8,112
Randgold Resources, Ltd.	956	92,462
Rio Tinto PLC	8,113	463,086
Vedanta Resources PLC	934	17,566
Xstrata PLC	11,546	198,753

		1,673,361

TOTAL COMMON STOCKS —
(Cost $13,037,167)		9,940,937

SHORT TERM INVESTMENTS — 3.5%
UNITED STATES — 3.5%
MONEY MARKET FUNDS — 3.5%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	337,923	337,923
State Street Institutional Liquid Reserves Fund 0.17% (h)(i)	7,186	7,186

TOTAL SHORT TERM INVESTMENTS —
(Cost $345,109)		345,109

TOTAL INVESTMENTS — 103.4%
(Cost $13,382,276)		10,286,046
OTHER ASSETS & LIABILITIES — (3.4)%		(336,654)

NET ASSETS — 100.0%		$9,949,392

(a)	A portion of the security was on loan at December 31, 2012.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs. (See accompanying Notes to Schedules of Investments)
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(g)	Investments of cash collateral for securities loaned.
(h)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(i)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company

SPDR S&P International Materials Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2012*

PERCENT OF
INDUSTRY **	NET ASSETS

Metals & Mining	56.6%
Chemicals	35.9
Construction Materials	5.4
Paper & Forest Products	1.6
Containers & Packaging	0.4
Short Term Investments	3.5
Other Assets & Liabilities	(3.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for China Sandi Holdings, Ltd., which was Level 2 and part of the Paper & Forest Products Industry, representing 0.01% of net assets, China Mining Resources Group, Ltd., which was Level 3 and part of the Metals & Mining Industry, representing 0.00% of net assets and Sino-Forest Corp., which was Level 3 and part of the Paper & Forest Products Industry, representing 0.00% of net assets. (See accompanying Notes to Schedules of Investments)

SPDR S&P International Technology Sector ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.2%
AUSTRALIA — 1.0%
Computershare, Ltd.	8,544	$79,745
Iress, Ltd. (a)	4,254	36,392

		116,137

BELGIUM — 0.4%
Barco NV	659	47,351

CANADA — 2.5%
CGI Group, Inc. (Class A) (b)	5,024	115,748
MacDonald, Dettwiler & Associates, Ltd.	668	37,543
Open Text Corp. (b)	1,105	61,737
Research In Motion, Ltd. (a)(b)	6,555	77,683

		292,711

DENMARK — 0.5%
SimCorp A/S	246	54,946

FINLAND — 2.1%
F-Secure Oyj	11,082	22,646
Nokia Oyj (a)	47,570	183,508
Tieto Oyj	2,446	48,017

		254,171

FRANCE — 2.9%
Alcatel-Lucent (a)(b)	32,582	43,085
Atos Origin SA	906	63,140
Cap Gemini SA	2,200	95,310
Dassault Systemes SA	693	76,957
Groupe Steria SCA	683	12,787
Neopost SA	657	34,647
UbiSoft Entertainment SA (b)	2,220	23,122

		349,048

GERMANY — 10.9%
Aixtron SE (a)	1,996	23,365
Dialog Semiconductor PLC (b)	847	14,847
Infineon Technologies AG	16,164	130,613
SAP AG	12,177	974,327
Software AG	779	32,973
United Internet AG	3,640	78,271
Wincor Nixdorf AG	814	38,044

		1,292,440

HONG KONG — 1.1%
ASM Pacific Technology, Ltd. (a)	6,049	73,595
GCL Poly Energy Holdings, Ltd. (a)	80,000	16,101
VTech Holdings, Ltd.	3,371	37,773

		127,469

ISRAEL — 0.7%
Ituran Location and Control Ltd.	2,286	30,665
Mellanox Technologies, Ltd. (b)	350	21,097
NICE Systems, Ltd. (b)	930	30,683

		82,445

JAPAN — 33.2%
Advantest Corp.	2,478	38,632
Alps Electric Co., Ltd.	4,463	26,634
Anritsu Corp.	1,000	11,797
Azbil Corp.	1,986	39,966
Brother Industries, Ltd.	4,263	45,359
Canon, Inc.	16,373	632,462
Citizen Holdings Co., Ltd.	5,355	27,993
Dainippon Screen Manufacturing Co., Ltd.	5,937	35,911
DeNA Co., Ltd.	1,700	55,877
FUJIFILM Holdings Corp.	6,148	122,512
Fujitsu, Ltd.	24,784	103,189
Gree, Inc.	1,700	26,307
Hirose Electric Co., Ltd.	494	58,790
Hitachi High-Technologies Corp.	1,984	40,729
Hitachi, Ltd.	57,549	335,450
Horiba, Ltd.	1,586	45,655
Hoya Corp.	5,655	110,595
Ibiden Co., Ltd.	2,279	36,004
IT Holdings Corp.	2,279	27,438
Japan Digital Laboratory Co., Ltd.	2,183	24,464
Kakaku.com, Inc.	400	13,203
Keyence Corp.	494	136,376
Konami Corp.	1,785	39,885
Konica Minolta Holdings, Inc.	6,933	49,393
Kyocera Corp.	1,984	178,288
Mitsumi Electric Co., Ltd. (b)	2,279	13,152
Murata Manufacturing Co., Ltd.	2,479	144,786
NEC Corp. (b)	51,710	108,246
Nexon Co., Ltd. (b)	1,600	16,062
Nintendo Co., Ltd.	1,388	147,204
Nippon Electric Glass Co., Ltd.	6,933	39,049
Nomura Research Institute, Ltd.	2,279	47,233
NTT Data Corp.	23	71,475
Obic Co., Ltd.	298	59,452
Oki Electric Industry Co., Ltd. (b)	26,776	32,516
Omron Corp.	3,172	75,425
Ricoh Co., Ltd.	7,933	83,215
Rohm Co., Ltd.	1,586	51,341
SCSK Corp.	2,300	35,857
Seiko Epson Corp.	2,279	18,371
SRA Holdings	6,700	71,134
Sumco Corp. (b)	2,478	24,074
Taiyo Yuden Co., Ltd.	1,984	17,301
TDK Corp.	1,785	64,203
Tokyo Electron, Ltd.	2,279	103,717
Toshiba Corp.	49,580	193,240
Trend Micro, Inc. (b)	1,587	47,593
Wacom Co., Ltd.	5	13,069
Yahoo! Japan Corp.	270	86,997
Yaskawa Electric Corp.	6,933	65,990
Yokogawa Electric Corp.	5,849	63,655

		3,957,266

NETHERLANDS — 4.2%
ASM International NV	1,127	40,348
ASML Holding NV	4,555	288,255
Gemalto NV	1,358	121,746
NXP Semiconductor NV (a)(b)	653	17,219
VistaPrint NV (b)	1,031	33,879

		501,447

SINGAPORE — 1.1%
Flextronics International, Ltd. (a)(b)	12,603	78,265
Venture Corp., Ltd.	8,925	58,891

		137,156

SOUTH KOREA — 26.6%
Ahnlab, Inc. (b)	136	5,685
Com2uSCorp (b)	167	7,566

SPDR S&P International Technology Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

Daou Technology, Inc. (b)	640	$9,415
Daum Communications Corp. (b)	144	12,254
GemVax & Kael Co., Ltd. (b)	290	8,804
Interflex Co., Ltd. (b)	170	8,543
LG Display Co., Ltd. ADR (a)(b)	8,143	117,911
LG Innotek Co., Ltd. (b)	166	12,761
NCSoft Corp. (b)	203	28,537
NHN Corp. (b)	602	127,645
OPTRON-TEC, Inc. (b)	1,218	14,563
Partron Co., Ltd.	786	14,353
Sam Young Electronics Co., Ltd. (b)	2,040	16,502
Samsung Electro-Mechanics Co., Ltd. (b)	710	65,789
Samsung Electronics Co., Ltd. GDR	3,490	2,460,450
Samsung SDI Co., Ltd.	448	63,188
Seoul Semiconductor Co., Ltd. (b)	514	11,619
SK C&C Co., Ltd. (b)	248	23,860
SK Hynix, Inc. (b)	6,700	161,152

		3,170,597

SPAIN — 1.3%
Amadeus IT Holding SA	4,962	124,623
Indra Sistemas SA	2,086	27,557

		152,180

SWEDEN — 4.1%
Hexagon AB (Class B)	2,627	65,862
Telefonaktiebolaget LM Ericsson (Class B)	41,944	419,734

		485,596

SWITZERLAND — 1.0%
Logitech International SA (a)(b)	2,735	20,706
STMicroelectronics NV	10,660	75,120
Temenos Group AG (b)	1,356	23,702

		119,528

UNITED KINGDOM — 5.6%
ARM Holdings PLC	22,378	279,364
Aveva Group PLC	1,640	58,168
Diploma PLC	10,914	98,372
Imagination Technologies Group PLC (b)	2,559	16,447
Spectris PLC	3,195	106,414
Spirent Communications PLC	4,132	10,122
The Sage Group PLC	20,880	99,887

		668,774

TOTAL COMMON STOCKS —
(Cost $12,429,104)		11,809,262

WARRANTS — 0.0% (c)
FRANCE — 0.0% (c)
UbiSoft Entertainment SA (expiring 10/10/13) (b) (Cost $0)	2,722	502

SHORT TERM INVESTMENTS — 3.8%
UNITED STATES — 3.8%
MONEY MARKET FUNDS — 3.8%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	359,204	359,204
State Street Institutional Liquid Reserves Fund 0.17% (e)(f)	98,777	98,777

TOTAL SHORT TERM INVESTMENTS —
(Cost $457,981)		457,981

TOTAL INVESTMENTS — 103.0%
(Cost $12,887,085)		12,267,745
OTHER ASSETS & LIABILITIES — (3.0)%		(360,586)

NET ASSETS — 100.0%		$11,907,159

(a)	A portion of the security was on loan at December 31, 2012.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company
SCA = Societe en Commandite par Actions

SPDR S&P International Technology Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2012*

PERCENT OF
INDUSTRY **	NET ASSETS

Semiconductors & Semiconductor Equipment	32.8%
Electronic Equipment, Instruments & Components	20.4
Software	15.1
IT Services	7.3
Office Electronics	7.1
Communications Equipment	6.8
Computers & Peripherals	5.4
Internet Software & Services	4.3
Short Term Investments	3.8
Other Assets & Liabilities	(3.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P International Telecommunications Sector ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.3%
AUSTRALIA — 3.1%
Telstra Corp., Ltd.	169,836	$770,534

AUSTRIA — 0.4%
Telekom Austria AG	13,102	99,151

BELGIUM — 1.4%
Belgacom SA	6,454	188,941
Mobistar SA	1,558	39,828
Telenet Group Holding NV	2,715	127,608

		356,377

CANADA — 7.9%
BCE, Inc. (a)	10,531	452,201
Bell Aliant, Inc. (a)	5,698	150,619
Rogers Communications, Inc. (Class B)	18,575	845,534
TELUS Corp. (b)	5,972	389,016
TELUS Corp. (b)	2,353	153,842

		1,991,212

DENMARK — 0.4%
TDC A/S	14,683	103,887

FINLAND — 0.7%
Elisa Oyj	8,363	184,461

FRANCE — 9.3%
France Telecom SA	83,199	914,701
Iliad SA	1,019	174,716
Vivendi SA	56,131	1,254,353

		2,343,770

GERMANY — 5.8%
Deutsche Telekom AG	120,851	1,369,441
Freenet AG	4,421	81,601

		1,451,042

HONG KONG — 0.6%
HKT Trust/HKT, Ltd. (a)	70,869	69,215
PCCW, Ltd.	187,000	82,030

		151,245

ISRAEL — 0.5%
Bezeq The Israeli Telecommunication Corp., Ltd.	77,137	88,279
Cellcom Israel, Ltd.	2,108	17,373
Partner Communications Co., Ltd.	3,543	21,280

		126,932

ITALY — 2.3%
Telecom Italia SpA (b)	436,383	392,949
Telecom Italia SpA (b)	247,499	194,966

		587,915

JAPAN — 15.2%
KDDI Corp.	11,631	819,208
Nippon Telegraph & Telephone Corp.	19,981	838,848
NTT DoCoMo, Inc.	593	850,425
Softbank Corp.	36,185	1,314,068

		3,822,549

LUXEMBOURG — 1.4%
COLT Telecom Group SA (c)	43,011	69,495
Millicom International Cellular SA	3,144	271,849

		341,344

NETHERLANDS — 1.2%
Koninklijke (Royal) KPN NV	60,685	297,307

NEW ZEALAND — 0.6%
Chorus, Ltd.	12,119	29,395
Telecom Corporation of New Zealand, Ltd.	61,169	114,806

		144,201

NORWAY — 2.6%
Telenor ASA	31,945	644,038

PORTUGAL — 0.8%
Portugal Telecom SGPS SA (a)	40,158	198,488

SINGAPORE — 3.9%
Singapore Telecommunications, Ltd.	314,539	849,659
StarHub, Ltd. (a)	44,000	136,521

		986,180

SOUTH KOREA — 2.3%
KT Corp. ADR (a)	14,913	249,644
SK Telecom Co., Ltd. ADR (a)	20,434	323,470

		573,114

SPAIN — 9.1%
Telefonica SA	170,806	2,294,693

SWEDEN — 3.6%
Tele2 AB (Class B)	15,033	270,598
TeliaSonera AB	92,130	623,977

		894,575

SWITZERLAND — 1.7%
Swisscom AG	973	418,602

UNITED KINGDOM — 24.5%
BT Group PLC	319,265	1,199,330
Cable & Wireless Communications PLC	124,400	71,482
Inmarsat PLC	23,365	221,992
Jazztel PLC (c)	9,884	68,478
TalkTalk Telecom Group PLC	25,848	98,149
Vodafone Group PLC	1,783,083	4,476,583

		6,136,014

TOTAL COMMON STOCKS —
(Cost $27,415,282)		24,917,631

SHORT TERM INVESTMENTS — 4.0%
UNITED STATES — 4.0%
MONEY MARKET FUNDS — 4.0%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	815,486	815,486
State Street Institutional Liquid Reserves Fund 0.17% (e)(f)	198,642	198,642

TOTAL SHORT TERM INVESTMENTS —
(Cost $1,014,128)		1,014,128

TOTAL INVESTMENTS — 103.3%
(Cost $28,429,410)		25,931,759
OTHER ASSETS & LIABILITIES — (3.3)%		(838,613)

NET ASSETS — 100.0%		$25,093,146

SPDR S&P International Telecommunications Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

(a)	A portion of the security was on loan at December 31, 2012.
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	Non-income producing security.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company

SPDR S&P International Telecommunications Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2012*

PERCENT OF
INDUSTRY **	NET ASSETS

Diversified Telecommunication Services	61.5%
Wireless Telecommunication Services	37.8
Short Term Investments	4.0
Other Assets & Liabilities	(3.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P International Utilities Sector ETF
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AUSTRALIA — 4.3%
AGL Energy, Ltd.	33,780	$539,382
APA Group (a)	46,052	264,396
DUET Group	34,168	73,784
Energy World Corp., Ltd. (b)	23,414	8,873
Envestra, Ltd.	106,922	104,346
SP AusNet (a)	89,232	102,831
Spark Infrastructure Group	38,032	65,940

		1,159,552

AUSTRIA — 0.5%
Verbund AG	5,244	129,701

CANADA — 6.0%
Algonquin Power & Utilities Corp. (a)	8,592	59,023
ATCO, Ltd. (Class I)	3,122	253,096
Atlantic Power Corp. (a)	5,863	66,715
Canadian Utilities, Ltd. (Class A) (a)	3,216	232,358
Capital Power Corp.	3,709	84,670
Emera, Inc.	5,599	195,349
Fortis, Inc. (a)	11,500	395,230
Just Energy Group, Inc. (a)	3,905	37,218
Northland Power, Inc. (a)	4,491	84,209
TransAlta Corp. (a)	15,241	231,439

		1,639,307

CHINA — 0.8%
ENN Energy Holdings, Ltd.	50,000	217,718

FINLAND — 1.7%
Fortum Oyj	24,257	452,523

FRANCE — 9.1%
EDF SA	14,982	276,137
GDF Suez	82,773	1,699,668
Sechilienne-Sidec SA	2,643	50,108
Suez Environnement Co.	12,626	151,629
Veolia Environnement SA	24,548	296,293

		2,473,835

GERMANY — 11.3%
E.ON AG	107,167	1,990,762
RWE AG	26,198	1,079,012

		3,069,774

HONG KONG — 8.7%
Cheung Kong Infrastructure Holdings, Ltd.	26,000	159,337
CLP Holdings, Ltd.	98,500	824,132
Hong Kong & China Gas Co., Ltd.	298,201	813,711
Hongkong Electric Holdings, Ltd.	66,000	563,706

		2,360,886

ITALY — 9.0%
A2A SpA	75,325	43,428
Enel Green Power SpA	77,247	143,089
Enel SpA	348,552	1,442,008
Hera SpA	34,052	54,950
Iren SpA	15,909	9,673
Snam Rete Gas SpA	94,400	437,342
Terna Rete Elettrica Nationale SpA	78,399	312,565

		2,443,055

JAPAN — 13.7%
Chubu Electric Power Co., Inc.	36,088	479,977
Electric Power Development Co., Ltd.	9,800	232,122
Hokkaido Electric Power Co., Inc.	9,600	116,135
Hokuriku Electric Power Co.	12,094	142,949
Japan Wind Development Co., Ltd. (b)	7	7,246
Kyushu Electric Power Co., Inc.	26,292	298,907
Osaka Gas Co., Ltd.	96,958	352,106
Saibu Gas Co., Ltd.	11,000	27,988
Shikoku Electric Power Co., Inc.	9,700	154,253
Shizuoka Gas Co., Ltd.	1,500	10,131
The Chugoku Electric Power Co., Inc.	16,487	257,988
The Kansai Electric Power Co., Inc.	42,698	447,893
The Okinawa Electric Power Co., Inc.	500	15,602
The Tokyo Electric Power Co., Inc. (b)	79,999	190,595
Toho Gas Co., Ltd.	24,000	128,514
Tohoku Electric Power Co., Inc. (b)	29,472	273,706
Tokyo Gas Co., Ltd.	130,958	598,258

		3,734,370

NEW ZEALAND — 0.5%
Contact Energy, Ltd. (b)	5,695	24,431
Infratil, Ltd.	6,445	12,070
Vector, Ltd.	44,094	98,947

		135,448

PORTUGAL — 1.3%
EDP — Energias de Portugal SA	116,677	352,264

SOUTH KOREA — 1.4%
Korea Electric Power Corp. ADR (a)	27,790	388,226

SPAIN — 8.6%
Acciona SA	1,534	113,681
EDP Renovaveis SA (b)	23,755	125,086
Enagas	11,702	249,007
Gas Natural SDG SA	19,671	352,187
Iberdrola SA	212,384	1,174,630
Red Electrica Corporacion SA (a)	6,387	314,089

		2,328,680

UNITED KINGDOM — 22.5%
APR Energy PLC (a)	947	12,484
Centrica PLC	285,047	1,545,716
Drax Group PLC	22,282	197,215
National Grid PLC	192,354	2,198,081
Pennon Group PLC	19,268	195,751
Scottish & Southern Energy PLC	51,663	1,190,812
Severn Trent PLC	13,998	358,144
United Utilities Group PLC	38,686	423,525

		6,121,728

TOTAL COMMON STOCKS —
(Cost $30,296,391)		27,007,067

SHORT TERM INVESTMENTS — 3.9%
UNITED STATES — 3.9%
MONEY MARKET FUNDS — 3.9%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	797,682	797,682

SPDR S&P International Utilities Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund 0.17% (d)(e)	262,702	$262,702

TOTAL SHORT TERM INVESTMENTS —
(Cost $1,060,384)		1,060,384

TOTAL INVESTMENTS — 103.3%
(Cost $31,356,775)		28,067,451
OTHER ASSETS & LIABILITIES — (3.3)%		(886,841)

NET ASSETS — 100.0%		$27,180,610

(a)	A portion of the security was on loan at December 31, 2012.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company

SPDR S&P International Utilities Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2012*

PERCENT OF
INDUSTRY **	NET ASSETS

Electric Utilities	40.0%
Multi-Utilities	38.0
Gas Utilities	13.1
Independent Power Producers & Energy Traders	4.7
Water Utilities	3.6
Short Term Investments	3.9
Other Assets & Liabilities	(3.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2012 (Unaudited)

Security Valuation

The value of each Fund’s portfolio securities, including exchange-traded futures contracts, is based on the securities’ last sale price on local markets when available. Investments in open-end investment companies are valued at their net asset value each business day. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the “Board”) believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the “Committee”). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Accordingly, a Fund’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Funds continue to follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance for the fair value option for financial assets and financial liabilities provides funds the irrevocable option to measure many financial assets and liabilities at fair value with changes in fair value recognized in earnings. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Funds’ benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risks associated with investing in those investments.

The type of inputs used to value each security is identified in the breakdown of the Funds’ investments by industry, which appears in the Portfolio Summary.

The following table summarizes the inputs used in valuing the Funds’ investments as of December 31, 2012:

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

		Level 2 —		Level 3 —
	Level 1 —	Other Significant		Significant
	Quoted	Observable		Unobservable
Fund	Prices	Inputs		Inputs		Total

SPDR STOXX Europe 50 ETF	$44,574,118	$—		$—		$44,574,118
SPDR EURO STOXX 50 ETF	1,307,589,458	—		—		1,307,589,458
SPDR S&P Emerging Asia Pacific ETF	516,570,183	114,196		—	**	516,684,379
SPDR S&P Small Cap Emerging Asia Pacific ETF	2,370,096	15,951		3,955		2,390,002
SPDR S&P Russia ETF	38,315,147	—		—		38,315,147
SPDR S&P China ETF	1,213,796,832	—	*	—		1,213,796,832
SPDR S&P Emerging Markets ETF	168,720,782	171,185		35,748		168,927,715
SPDR S&P Emerging Markets Dividend ETF	397,469,303	—		—		397,469,303
SPDR S&P BRIC 40 ETF	354,319,286	—		—		354,319,286
SPDR S&P Emerging Europe ETF	99,147,230	—		—		99,147,230
SPDR S&P Emerging Latin America ETF	117,981,153	—		—		117,981,153
SPDR S&P Emerging Middle East & Africa ETF	100,206,339	—		—		100,206,339
SPDR S&P World ex-US ETF	489,464,734	—	*	—	**	489,464,734
SPDR S&P International Small Cap ETF	756,596,482	1,746,960		—	**	758,343,442
SPDR Dow Jones International Real Estate ETF	3,742,151,548	—	*	—		3,742,151,548
SPDR FTSE/Macquarie Global Infrastructure 100 ETF	63,750,728	—		—		63,750,728
SPDR S&P Global Natural Resources ETF	514,583,082	—		—	**	514,583,082
SPDR MSCI ACWI ex-US ETF	388,460,263	—		—		388,460,263
SPDR MSCI ACWI IMI ETF	5,145,253	—		—		5,145,253
SPDR MSCI EM 50 ETF	2,479,107	—		—		2,479,107
SPDR Russell/Nomura PRIME Japan ETF	15,850,064	—		—		15,850,064
SPDR Russell/Nomura Small Cap Japan ETF	68,060,106	—	*	—		68,060,106
SPDR S&P International Dividend ETF	1,270,005,723	—		—		1,270,005,723
SPDR S&P International Mid Cap ETF	37,665,327	—		—	**	37,665,327
SPDR S&P Emerging Markets Small Cap ETF	929,174,662	4,912,905		421,397		934,508,964
SPDR Dow Jones Global Real Estate ETF	721,007,315	—	*	—		721,007,315
SPDR S&P International Consumer Discretionary Sector ETF	6,303,385	—		—		6,303,385
SPDR S&P International Consumer Staples Sector ETF	19,540,350	—		—		19,540,350
SPDR S&P International Energy Sector ETF	11,978,988	—		—		11,978,988
SPDR S&P International Financial Sector ETF	5,962,030	—		—		5,962,030
SPDR S&P International Health Care Sector ETF	30,293,542	—		—		30,293,542
SPDR S&P International Industrial Sector ETF	6,812,898	—		—		6,812,898
SPDR S&P International Materials Sector ETF	10,284,874	1,172		—	**	10,286,046
SPDR S&P International Technology Sector ETF	12,267,745	—		—		12,267,745
SPDR S&P International Telecommunications Sector ETF	25,931,759	—		—		25,931,759
SPDR S&P International Utilities Sector ETF	28,067,451	—		—		28,067,451

*	Fund held Level 2 securities that were valued at $0 at December 31, 2012.
**	Fund held Level 3 securities that were valued at $0 at December 31, 2012.

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund — Other Financial Instruments*	Prices	Inputs	Inputs	Total

SPDR S&P Emerging Markets ETF	$—	$30,340	$—	$30,340

*	Other Financial Instruments are derivative instruments not reflected in the Schedules of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no material transfers between levels for the period ended December 31, 2012. The transfers that did occur were the result of fair value pricing using significant observable inputs for Level 2 securities and significant unobservable inputs for Level 3 securities.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure at December 31, 2012:

Asset Derivatives
		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR S&P Emerging Markets ETF	Futures Contract	$—	$—	$—	$30,340	$—	$—	$30,340

Transactions with Affiliates

Each Fund may invest in certain money market funds managed by the Adviser, including the State Street Institutional Liquid Reserves Fund-Institutional Class (“Liquid Reserves Fund”), a series of State Street Institutional Investment Trust, and SSgA Prime Money Market Fund (“Prime Money Market Fund”), a series of SSgA Funds Trust. The Liquid Reserves Fund is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the State Street Money Market Portfolio (“Master Portfolio”). The Liquid Reserves Fund does not pay an investment advisory fee to the Adviser, but the Master Portfolio in which it invests pays an investment advisory fee to the Adviser. The Liquid Reserves Fund intends to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. The Prime Money Market Fund does pay an investment advisory fee to the Adviser. The Prime Money Market Fund intends to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. In addition, cash collateral from lending activities is invested in State Street Navigator Securities Lending Portfolio (“Prime Portfolio”), for which SSgA FM serves as the investment adviser. Prime Portfolio is a series of State Street Navigator Securities Lending Trust, a registered investment company under the 1940 Act, and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act.

Amounts related to investments in Liquid Reserves Fund, Prime Money Market Fund and/or Prime Portfolio at December 31, 2012 and for the period then ended are:

	Value at	Purchased		Sold		Value at
Liquid Reserves Fund	9/30/12	Cost	Shares	Proceeds	Shares	12/31/12	Income

SPDR STOXX Europe 50 ETF	$191,917	$217,833	217,833	$192,085	192,085	$217,665	$10
SPDR EURO STOXX 50 ETF	4,222,505	228,420	228,420	4,398,728	4,398,728	52,197	99
SPDR S&P Emerging Asia Pacific ETF	3,195,263	11,436,410	11,436,410	8,798,933	8,798,933	5,832,740	655
SPDR S&P Small Cap Emerging Asia Pacific ETF	100	228,209	228,209	5,848	5,848	222,461	14
SPDR S&P Russia ETF	537,150	1,255,588	1,255,588	842,412	842,412	950,326	66
SPDR S&P China ETF	745,106	6,577,071	6,577,071	453,757	453,757	6,868,420	497
SPDR S&P Emerging Markets ETF	846,305	6,473,121	6,473,121	5,037,451	5,037,451	2,281,975	591
SPDR S&P Emerging Markets Dividend ETF	7,076,913	3,981,581	3,981,581	10,791,831	10,791,831	266,663	341

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Value at	Purchased		Sold		Value at
Liquid Reserves Fund	9/30/12	Cost	Shares	Proceeds	Shares	12/31/12	Income

SPDR S&P BRIC 40 ETF	$168,879	$4,427,845	4,427,845	$559,635	559,635	$4,037,089	$132
SPDR S&P Emerging Europe ETF	100	1,916,487	1,916,487	6,514	6,514	1,910,073	57
SPDR S&P Emerging Latin America ETF	229,358	1,384,457	1,384,457	736,858	736,858	876,957	117
SPDR S&P Emerging Middle East & Africa ETF	93,201	1,448,343	1,448,343	580,491	580,491	961,053	166
SPDR S&P World ex-US ETF	332,197	4,468,349	4,468,349	633,232	633,232	4,167,314	226
SPDR S&P International Small Cap ETF	1,771,925	18,669,006	18,669,006	7,699,691	7,699,691	12,741,240	1,004
SPDR Dow Jones International Real Estate ETF	28,395,898	136,776,849	136,776,849	36,485,397	36,485,397	128,687,350	3,104
SPDR FTSE/Macquarie Global Infrastructure 100 ETF	97,634	1,657,127	1,657,127	1,158,804	1,158,804	595,957	45
SPDR S&P Global Natural Resources ETF	691,439	6,712,750	6,712,750	2,169,712	2,169,712	5,234,477	417
SPDR MSCI ACWI ex-US ETF	308,689	3,340,762	3,340,762	416,108	416,108	3,233,343	110
SPDR MSCI ACWI IMI ETF	27,030	57,553	57,553	2,991	2,991	81,592	17
SPDR MSCI EM 50 ETF	6,699	214,036	214,036	191,367	191,367	29,368	4
SPDR Russell/Nomura PRIME Japan ETF	15,805	180,239	180,239	15,882	15,882	180,162	12
SPDR Russell/Nomura Small Cap Japan ETF	332,216	426,032	426,032	94,005	94,005	664,243	144
SPDR S&P International Dividend ETF	12,374,746	10,579,599	10,579,599	13,107,816	13,107,816	9,846,529	607
SPDR S&P International Mid Cap ETF	4,149	648,294	648,294	174,769	174,769	477,674	12
SPDR S&P Emerging Markets Small Cap ETF	100	35,903,096	35,903,096	24,671,458	24,671,458	11,231,738	1,977
SPDR Dow Jones Global Real Estate ETF	4,618,351	16,116,085	16,116,085	8,920,553	8,920,553	11,813,883	459
SPDR S&P International Consumer Discretionary Sector ETF	17,545	76,076	76,076	18,817	18,817	74,804	3
SPDR S&P International Consumer Staples Sector ETF	119,841	83,940	83,940	130,123	130,123	73,658	4
SPDR S&P International Energy Sector ETF	91,062	137,389	137,389	91,028	91,028	137,423	6
SPDR S&P International Financial Sector ETF	19,287	135,337	135,337	78,040	78,040	76,584	10
SPDR S&P International Health Care Sector ETF	49,480	125,800	125,800	49,575	49,575	125,705	7
SPDR S&P International Industrial Sector ETF	18,957	188,995	188,995	74,206	74,206	133,746	4
SPDR S&P International Materials Sector ETF	54,326	28,550	28,550	75,690	75,690	7,186	7
SPDR S&P International Technology Sector ETF	56,574	98,847	98,847	56,644	56,644	98,777	9
SPDR S&P International Telecommunications Sector ETF	340,375	207,423	207,423	349,156	349,156	198,642	22
SPDR S&P International Utilities Sector ETF	228,812	268,404	268,404	234,514	234,514	262,702	9

	Value at	Purchased		Sold		Value at
Prime Portfolio	9/30/12	Cost	Shares	Proceeds	Shares	12/31/12	Income

SPDR STOXX Europe 50 ETF	$752,366	$2,494,902	2,494,902	$3,247,268	3,247,268	$—	$252
SPDR EURO STOXX 50 ETF	51,714,846	97,907,467	97,907,467	145,333,229	145,333,229	4,289,084	11,220
SPDR S&P Emerging Asia Pacific ETF	25,651,515	17,587,606	17,587,606	14,179,854	14,179,854	29,059,267	20,744
SPDR S&P Small Cap Emerging Asia Pacific ETF	33,997	94,355	94,355	54,420	54,420	73,932	52
SPDR S&P Russia ETF	367,020	1,406,684	1,406,684	1,486,764	1,486,764	286,940	178
SPDR S&P China ETF	133,083,476	53,157,696	53,157,696	52,478,607	52,478,607	133,762,565	105,110
SPDR S&P Emerging Markets ETF	9,456,178	14,371,411	14,371,411	14,625,886	14,625,886	9,201,703	7,750
SPDR S&P Emerging Markets Dividend ETF	28,742,094	63,695,586	63,695,586	51,401,738	51,401,738	41,035,942	26,728
SPDR S&P BRIC 40 ETF	37,126,518	31,933,848	31,933,848	38,836,594	38,836,594	30,223,772	21,035
SPDR S&P Emerging Europe ETF	1,703,341	9,985,887	9,985,887	9,202,008	9,202,008	2,487,220	2,981
SPDR S&P Emerging Latin America ETF	12,474,233	14,001,941	14,001,941	19,788,684	19,788,684	6,687,490	6,099
SPDR S&P Emerging Middle East & Africa ETF	7,443,236	3,232,522	3,232,522	6,723,732	6,723,732	3,952,026	3,567
SPDR S&P World ex-US ETF	46,696,155	26,868,187	26,868,187	51,136,795	51,136,795	22,427,547	17,862
SPDR S&P International Small Cap ETF	75,674,265	28,482,907	28,482,907	50,827,501	50,827,501	53,329,671	42,989

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

	Value at	Purchased		Sold		Value at
Prime Portfolio	9/30/12	Cost	Shares	Proceeds	Shares	12/31/12	Income

SPDR Dow Jones International Real Estate ETF	$115,240,095	$268,204,984	268,204,984	$247,657,887	247,657,887	$135,787,192	$76,460
SPDR FTSE/Macquarie Global Infrastructure 100 ETF	7,211,101	13,780,600	13,780,600	17,289,947	17,289,947	3,701,754	3,079
SPDR S&P Global Natural Resources ETF	38,015,474	72,502,901	72,502,901	90,106,412	90,106,412	20,411,963	22,318
SPDR MSCI ACWI ex-US ETF	41,429,188	20,816,356	20,816,356	44,516,790	44,516,790	17,728,754	18,615
SPDR Russell/Nomura PRIME Japan ETF	4,145,222	772,788	772,788	3,954,754	3,954,754	963,256	987
SPDR Russell/Nomura Small Cap Japan ETF	15,172,472	3,104,153	3,104,153	11,320,368	11,320,368	6,956,257	6,423
SPDR S&P International Dividend ETF	94,354,018	108,834,957	108,834,957	84,253,033	84,253,033	118,935,942	82,584
SPDR S&P International Mid Cap ETF	5,053,842	1,436,663	1,436,663	3,442,512	3,442,512	3,047,993	2,498
SPDR S&P Emerging Markets Small Cap ETF	36,609,130	33,235,730	33,235,730	22,357,635	22,357,635	47,487,225	38,208
SPDR Dow Jones Global Real Estate ETF	33,497,599	58,971,788	58,971,788	65,798,273	65,798,273	26,671,114	16,922
SPDR S&P International Consumer Discretionary Sector ETF	93,078	468,813	468,813	320,831	320,831	241,060	150
SPDR S&P International Consumer Staples Sector ETF	251,690	945,070	945,070	943,102	943,102	253,658	241
SPDR S&P International Energy Sector ETF	374,253	2,842,644	2,842,644	2,467,015	2,467,015	749,882	497
SPDR S&P International Financial Sector ETF	174,481	352,018	352,018	327,139	327,139	199,360	150
SPDR S&P International Health Care Sector ETF	81,301	175,148	175,148	133,820	133,820	122,629	59
SPDR S&P International Industrial Sector ETF	—	327,454	327,454	146,950	146,950	180,504	54
SPDR S&P International Materials Sector ETF	50,009	928,399	928,399	640,485	640,485	337,923	187
SPDR S&P International Technology Sector ETF	95,113	999,666	999,666	735,575	735,575	359,204	180
SPDR S&P International Telecommunications Sector ETF	435,398	1,394,018	1,394,018	1,013,930	1,013,930	815,486	251
SPDR S&P International Utilities Sector ETF	956,439	2,711,398	2,711,398	2,870,155	2,870,155	797,682	470

Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at December 31, 2012 was as follows:

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR STOXX Europe 50 ETF	$51,584,395	$3,429,126	$10,439,403	$(7,010,277)
SPDR EURO STOXX 50 ETF	1,212,412,785	123,685,910	28,509,237	95,176,673
SPDR S&P Emerging Asia Pacific ETF	487,708,754	78,398,107	49,422,482	28,975,625
SPDR S&P Small Cap Emerging Asia Pacific ETF	2,197,247	332,601	139,846	192,755
SPDR S&P Russia ETF	47,813,771	1,029,100	10,527,724	(9,498,624)
SPDR S&P China ETF	1,201,580,398	76,558,930	64,342,496	12,216,434
SPDR S&P Emerging Markets ETF	168,791,656	23,329,615	23,193,556	136,059
SPDR S&P Emerging Markets Dividend ETF	388,037,005	34,669,920	25,237,622	9,432,298
SPDR S&P BRIC 40 ETF	370,165,829	25,570,464	41,417,007	(15,846,543)
SPDR S&P Emerging Europe ETF	119,409,468	8,557,098	28,819,336	(20,262,238)
SPDR S&P Emerging Latin America ETF	133,450,868	18,964,829	34,434,544	(15,469,715)
SPDR S&P Emerging Middle East & Africa ETF	100,608,319	16,715,094	17,117,074	(401,980)
SPDR S&P World ex-US ETF	453,553,499	51,445,934	15,534,699	35,911,235
SPDR S&P International Small Cap ETF	804,089,442	72,749,780	118,495,780	(45,746,000)
SPDR Dow Jones International Real Estate ETF	3,282,900,774	498,234,457	38,983,683	459,250,774

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR FTSE/Macquarie Global Infrastructure 100 ETF	$76,277,208	$3,254,253	$15,780,733	$(12,526,480)
SPDR S&P Global Natural Resources ETF	512,311,414	24,603,768	22,332,100	2,271,668
SPDR MSCI ACWI ex-US ETF	432,417,971	35,736,079	79,693,787	(43,957,708)
SPDR MSCI ACWI IMI ETF	5,026,049	388,768	269,564	119,204
SPDR MSCI EM 50 ETF	2,479,173	176,918	176,984	(66)
SPDR Russell/Nomura PRIME Japan ETF	18,660,954	919,253	3,730,143	(2,810,890)
SPDR Russell/Nomura Small Cap Japan ETF	84,926,400	2,658,951	19,525,245	(16,866,294)
SPDR S&P International Dividend ETF	1,254,872,750	110,797,942	95,664,969	15,132,973
SPDR S&P International Mid Cap ETF	36,275,314	4,052,864	2,662,851	1,390,013
SPDR S&P Emerging Markets Small Cap ETF	1,015,788,929	97,782,876	179,062,841	(81,279,965)
SPDR Dow Jones Global Real Estate ETF	620,246,654	103,177,131	2,416,470	100,760,661
SPDR S&P International Consumer Discretionary Sector ETF	6,375,829	739,466	811,910	(72,444)
SPDR S&P International Consumer Staples Sector ETF	18,190,996	2,204,614	855,260	1,349,354
SPDR S&P International Energy Sector ETF	13,707,151	483,749	2,211,912	(1,728,163)
SPDR S&P International Financial Sector ETF	6,965,043	160,902	1,163,915	(1,003,013)
SPDR S&P International Health Care Sector ETF	29,151,075	2,270,506	1,128,039	1,142,467
SPDR S&P International Industrial Sector ETF	8,113,537	299,521	1,600,160	(1,300,639)
SPDR S&P International Materials Sector ETF	13,382,276	286,802	3,383,032	(3,096,230)
SPDR S&P International Technology Sector ETF	12,887,085	2,561,061	3,180,401	(619,340)
SPDR S&P International Telecommunications Sector ETF	28,429,410	1,274,659	3,772,310	(2,497,651)
SPDR S&P International Utilities Sector ETF	31,356,775	1,099,911	4,389,235	(3,289,324)

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is also available on the Funds’ website at www.spdrs.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Index Shares Funds

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date: February 22, 2013
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

By:	/s/ Chad C. Hallett
Chad C. Hallett
Treasurer

Date: February 22, 2013